                                                       -------------------------
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                                                       -------------------------
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                                                       Expires:  August 31, 2011
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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-02699

                               AIM Growth Series
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 6/30/09

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]             AIM BASIC VALUE FUND
--SERVICE MARK--               Semiannual Report to Shareholders o June 30, 2009

                               [MOUNTAIN GRAPHIC]

 2   Fund Performance
 4   Letters to Shareholders
 5   Schedule of Investments
 7   Financial Statements
 9   Notes to Financial Statements
15   Financial Highlights
16   Fund Expenses
17   Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES
Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares*                                                                  18.11%
Class B Shares*                                                                  17.70
Class C Shares*                                                                  17.70
Class R Shares*                                                                  18.04
Class Y Shares*                                                                  18.32
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19
Russell 1000 Value Index(Triangle) (Style-Specific Index)                        -2.87
Lipper Large-Cap Value Funds Index(Triangle) (Peer Group Index)                   2.67

(Triangle) Lipper Inc.

* Performance includes litigation proceeds. Had these proceeds not been received, total return would have been lower.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry.

   The RUSSELL 1000--REGISTERED TRADEMARK-- VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is a trademark/service mark of the Frank
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell
Company.

   The LIPPER LARGE-CAP VALUE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Large-Cap Value Funds category. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2 AIM BASIC VALUE FUND

==========================================
AVERAGE ANNUAL TOTAL RETURNS                    THE PERFORMANCE DATA QUOTED REPRESENT
As of 6/30/09, including maximum             PAST PERFORMANCE AND CANNOT GUARANTEE
applicable sales charges                     COMPARABLE FUTURE RESULTS; CURRENT
                                             PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
CLASS A SHARES                               VISIT INVESCOAIM.COM FOR THE MOST RECENT
Inception (10/18/95)                 5.40%   MONTH-END PERFORMANCE. PERFORMANCE FIGURES
10 Years                            -0.64    REFLECT REINVESTED DISTRIBUTIONS, CHANGES
 5 Years                            -7.32    IN NET ASSET VALUE AND THE EFFECT OF THE
 1 Year                            -34.99    MAXIMUM SALES CHARGE UNLESS OTHERWISE
                                             STATED. PERFORMANCE FIGURES DO NOT REFLECT
CLASS B SHARES                               DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
Inception (10/18/95)                 5.45%   ON FUND DISTRIBUTIONS OR SALE OF FUND
10 Years                            -0.61    SHARES. INVESTMENT RETURN AND PRINCIPAL
 5 Years                            -7.19    VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
 1 Year                            -34.62    A GAIN OR LOSS WHEN YOU SELL SHARES.

CLASS C SHARES                                  THE TOTAL ANNUAL FUND OPERATING EXPENSE
Inception (5/3/99)                  -0.22%   RATIO SET FORTH IN THE MOST RECENT FUND
10 Years                            -0.76    PROSPECTUS AS OF THE DATE OF THIS REPORT
 5 Years                            -6.94    FOR CLASS A, CLASS B, CLASS C, CLASS R AND
 1 Year                            -32.27    CLASS Y SHARES WAS 1.26%, 2.01%, 2.01%,
                                             1.51% AND 1.01%, RESPECTIVELY. THE EXPENSE
CLASS R SHARES                               RATIOS PRESENTED ABOVE MAY VARY FROM THE
10 Years                            -0.27%   EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
 5 Years                            -6.47    OF THIS REPORT THAT ARE BASED ON EXPENSES
 1 Year                            -31.34    INCURRED DURING THE PERIOD COVERED BY THIS
                                             REPORT.
CLASS Y SHARES
10 Years                            -0.05%      CLASS A SHARE PERFORMANCE REFLECTS THE
 5 Years                            -6.22    MAXIMUM 5.50% SALES CHARGE, AND CLASS B
 1 Year                            -31.03    AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                             APPLICABLE CONTINGENT DEFERRED SALES
Performance includes litigation proceeds.    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
Had these proceeds not been received,        CDSC ON CLASS B SHARES DECLINES FROM 5%
total return would have been lower.          BEGINNING AT THE TIME OF PURCHASE TO 0% AT
==========================================   THE BEGINNING OF THE SEVENTH YEAR. THE
                                             CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
CLASS R SHARES' INCEPTION DATE IS JUNE 3,    YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
2002. RETURNS SINCE THAT DATE ARE            HAVE A FRONT-END SALES CHARGE; RETURNS
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    SHOWN ARE AT NET ASSET VALUE AND DO NOT
BLENDED RETURNS OF HISTORICAL CLASS R        REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
SHARE PERFORMANCE AND RESTATED CLASS A       ON A TOTAL REDEMPTION OF RETIREMENT PLAN
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      ASSETS WITHIN THE FIRST YEAR. CLASS Y
THE INCEPTION DATE OF CLASS R SHARES) AT     SHARES DO NOT HAVE A FRONT-END SALES
NET ASSET VALUE, ADJUSTED TO REFLECT THE     CHARGE OR A CDSC; THEREFORE, PERFORMANCE
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   IS AT NET ASSET VALUE.
R SHARES. CLASS A SHARES' INCEPTION DATE
IS OCTOBER 18, 1995.                            THE PERFORMANCE OF THE FUND'S SHARE
                                             CLASSES WILL DIFFER PRIMARILY DUE TO
   CLASS Y SHARES' INCEPTION DATE IS         DIFFERENT SALES CHARGE STRUCTURES AND
OCTOBER 3, 2008; RETURNS SINCE THAT DATE     CLASS EXPENSES.
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE
BLENDED RETURNS OF ACTUAL CLASS Y SHARE
PERFORMANCE AND RESTATED CLASS A SHARE
PERFORMANCE (FOR PERIODS PRIOR TO THE
INCEPTION DATE OF CLASS Y SHARES) AT NET
ASSET VALUE. THE RESTATED CLASS A SHARE
PERFORMANCE REFLECTS THE RULE 12B-1 FEES
APPLICABLE TO CLASS A SHARES AS WELL AS
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS
RECEIVED BY CLASS A SHARES. CLASS A
SHARES' INCEPTION DATE IS OCTOBER 18,
1995.


3 AIM BASIC VALUE FUND

                    Dear Fellow Shareholders:

                    In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon than a sprint.
  [CROCKETT
    PHOTO]             Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.

                       A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes shares held by the
Bruce Crockett      Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market's decline.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under "Products & Performance/Investment
Advisory Agreement Renewals."

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                    Dear Shareholders:

                    The past year and a half has been unsettling for most of us. Market indexes declined sharply in 2008 before tentatively rebounding in the first half of 2009. While some "market experts" suggest we may be seeing the first
   [TAYLOR          signs of economic recovery, others remind us that much uncertainty remains.
    PHOTO]
                       Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term
Philip Taylor       plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                       None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my market updates -- as well as other market and fund commentaries by Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4 AIM BASIC VALUE FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                       SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.51%

ADVERTISING-5.60%

Interpublic Group of Cos., Inc. (The)(b)             5,757,220    $   29,073,961
--------------------------------------------------------------------------------
Omnicom Group Inc.                                   1,330,192        42,007,463
================================================================================
                                                                      71,081,424
================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-2.54%

State Street Corp.                                     684,086        32,288,859
================================================================================


BREWERS-1.80%

Molson Coors Brewing Co.-Class B                       538,739        22,804,822
================================================================================


CASINOS & GAMING-0.82%

International Game Technology                          652,048        10,367,563
================================================================================


COMMUNICATIONS EQUIPMENT-2.18%

Nokia Corp.-ADR (Finland)                            1,899,444        27,693,894
================================================================================


COMPUTER HARDWARE-3.75%

Dell Inc.(b)                                         3,470,952        47,656,171
================================================================================


CONSTRUCTION MATERIALS-1.86%

Cemex S.A.B. de C.V.-ADR (Mexico)(b)                 2,523,700        23,571,358
================================================================================


CONSUMER FINANCE-5.04%

American Express Co.                                 1,574,866        36,599,886
--------------------------------------------------------------------------------
SLM Corp.(b)                                         2,661,375        27,332,321
================================================================================
                                                                      63,932,207
================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.83%

Alliance Data Systems Corp.(b)                         329,362        13,566,421
--------------------------------------------------------------------------------
Western Union Co.                                    1,367,386        22,425,130
================================================================================
                                                                      35,991,551
================================================================================


DEPARTMENT STORES-1.90%

Kohl's Corp.(b)                                        286,898        12,264,890
--------------------------------------------------------------------------------
Nordstrom, Inc.                                        595,953        11,853,505
================================================================================
                                                                      24,118,395
================================================================================


DIVERSIFIED CAPITAL MARKETS-1.52%

UBS AG (Switzerland)(b)                              1,578,854        19,277,807
================================================================================


EDUCATION SERVICES-0.51%

Apollo Group, Inc.-Class A(b)                           91,661         6,518,930
================================================================================


ELECTRONIC MANUFACTURING SERVICES-2.58%

Tyco Electronics Ltd. (Switzerland)                  1,762,326        32,761,640
================================================================================


GENERAL MERCHANDISE STORES-2.63%

Target Corp.                                           846,522        33,412,223
================================================================================


HEALTH CARE DISTRIBUTORS-1.04%

Cardinal Health, Inc.                                  432,662        13,217,824
================================================================================


HOME IMPROVEMENT RETAIL-1.97%

Home Depot, Inc. (The)                               1,060,578        25,061,458
================================================================================


HOTELS, RESORTS & CRUISE LINES-1.16%

Marriott International, Inc.-Class A                   670,320        14,793,971
================================================================================


HOUSEHOLD APPLIANCES-1.02%

Whirlpool Corp.                                        303,992        12,937,900
================================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-3.89%

Robert Half International, Inc.                      2,089,627        49,356,990
================================================================================


INDUSTRIAL CONGLOMERATES-1.89%

Tyco International Ltd.                                925,378        24,041,321
================================================================================


INDUSTRIAL MACHINERY-4.75%

Illinois Tool Works Inc.                               936,245        34,959,388
--------------------------------------------------------------------------------
Ingersoll-Rand PLC-Class A                           1,210,921        25,308,249
================================================================================
                                                                      60,267,637
================================================================================


INVESTMENT BANKING & BROKERAGE-2.78%

Morgan Stanley                                       1,238,608        35,312,714
================================================================================


LIFE SCIENCES TOOLS & SERVICES-2.17%

Waters Corp.(b)                                        534,268        27,498,774
================================================================================


MANAGED HEALTH CARE-6.94%

Aetna Inc.                                           1,379,267        34,550,638
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                              2,144,521        53,570,135
================================================================================
                                                                      88,120,773
================================================================================


MOVIES & ENTERTAINMENT-0.99%

Walt Disney Co. (The)                                  538,568        12,564,792
================================================================================


OIL & GAS DRILLING-0.72%

Transocean Ltd.(b)                                     122,295         9,085,296
================================================================================


OIL & GAS EQUIPMENT & SERVICES-3.51%

Halliburton Co.                                        951,658        19,699,320
--------------------------------------------------------------------------------
Weatherford International Ltd.(b)                    1,268,905        24,819,782
================================================================================
                                                                      44,519,102
================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-6.22%

Bank of America Corp.                                2,681,462        35,395,299
--------------------------------------------------------------------------------
Citigroup Inc.(b)                                    2,255,201         6,697,947
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                 1,080,756        36,864,587
================================================================================
                                                                      78,957,833
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM BASIC VALUE FUND

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
PACKAGED FOODS & MEATS-1.13%

Unilever N.V. (Netherlands)                            593,367    $   14,315,066
================================================================================


PHARMACEUTICALS-0.94%

Sanofi-Aventis S.A. (France)                           203,607        11,955,086
================================================================================


PROPERTY & CASUALTY INSURANCE-3.29%

XL Capital Ltd.-Class A                              3,647,680        41,802,413
================================================================================


PUBLISHING-0.84%

McGraw-Hill Cos., Inc. (The)                           352,601        10,616,816
================================================================================


REGIONAL BANKS-1.56%

Fifth Third Bancorp                                  2,782,699        19,757,163
================================================================================


SEMICONDUCTOR EQUIPMENT-7.55%

ASML Holding N.V. (Netherlands)                      2,911,556        63,129,965
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                     1,295,197        32,703,724
================================================================================
                                                                      95,833,689
================================================================================


SEMICONDUCTORS-1.49%

Maxim Integrated Products, Inc.                      1,206,273        18,926,423
================================================================================


SPECIALIZED FINANCE-3.65%

Moody's Corp.                                        1,759,888        46,373,049
================================================================================


SYSTEMS SOFTWARE-3.45%

CA, Inc.                                               990,225        17,259,622
--------------------------------------------------------------------------------
Microsoft Corp.                                      1,118,104        26,577,332
================================================================================
                                                                      43,836,954
================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $1,400,408,752)                                       1,250,629,888
================================================================================



MONEY MARKET FUNDS-0.56%

Liquid Assets Portfolio-Institutional Class(c)       3,587,774         3,587,774
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)             3,587,774         3,587,774
================================================================================
     Total Money Market Funds (Cost $7,175,548)                        7,175,548
================================================================================
TOTAL INVESTMENTS-99.07% (Cost $1,407,584,300)                     1,257,805,436
================================================================================
OTHER ASSETS LESS LIABILITIES-0.93%                                   11,789,912
================================================================================
NET ASSETS-100.00%                                                $1,269,595,348
________________________________________________________________________________
================================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Financials                                                           26.6%
-------------------------------------------------------------------------
Information Technology                                               23.8
-------------------------------------------------------------------------
Consumer Discretionary                                               17.5
-------------------------------------------------------------------------
Health Care                                                          11.1
-------------------------------------------------------------------------
Industrials                                                          10.5
-------------------------------------------------------------------------
Energy                                                                4.2
-------------------------------------------------------------------------
Consumer Staples                                                      2.9
-------------------------------------------------------------------------
Materials                                                             1.9
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 1.5
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM BASIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $1,400,408,752)                         $1,250,629,888
----------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost          7,175,548
==================================================================================
     Total investments, at value (Cost $1,407,584,300)               1,257,805,436
==================================================================================
Foreign currencies, at value (Cost $43,752)                                 44,000
----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                      12,952,716
----------------------------------------------------------------------------------
  Fund shares sold                                                       2,382,713
----------------------------------------------------------------------------------
  Dividends                                                                929,778
----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans           56,182
----------------------------------------------------------------------------------
Other assets                                                                44,587
==================================================================================
     Total assets                                                    1,274,215,412
__________________________________________________________________________________
==================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                 2,294,179
----------------------------------------------------------------------------------
  Accrued fees to affiliates                                             1,463,339
----------------------------------------------------------------------------------
  Accrued other operating expenses                                         382,727
----------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         479,819
==================================================================================
     Total liabilities                                                   4,620,064
==================================================================================
Net assets applicable to shares outstanding                         $1,269,595,348
__________________________________________________________________________________
==================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $1,907,546,501
----------------------------------------------------------------------------------
Undistributed net investment income                                     19,092,909
----------------------------------------------------------------------------------
Undistributed net realized gain (loss)                                (507,296,868)
----------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                (149,747,194)
==================================================================================
                                                                    $1,269,595,348
__________________________________________________________________________________
==================================================================================



NET ASSETS:

Class A                                                             $  819,756,992
__________________________________________________________________________________
==================================================================================
Class B                                                             $  247,128,603
__________________________________________________________________________________
==================================================================================
Class C                                                             $  119,602,049
__________________________________________________________________________________
==================================================================================
Class R                                                             $   20,617,637
__________________________________________________________________________________
==================================================================================
Class Y                                                             $   13,720,219
__________________________________________________________________________________
==================================================================================
Institutional Class                                                 $   48,769,848
__________________________________________________________________________________
==================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                 52,556,532
__________________________________________________________________________________
==================================================================================
Class B                                                                 17,862,569
__________________________________________________________________________________
==================================================================================
Class C                                                                  8,645,583
__________________________________________________________________________________
==================================================================================
Class R                                                                  1,340,062
__________________________________________________________________________________
==================================================================================
Class Y                                                                    877,817
__________________________________________________________________________________
==================================================================================
Institutional Class                                                      3,037,379
__________________________________________________________________________________
==================================================================================
Class A:
  Net asset value per share                                         $        15.60
----------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $15.60 divided by 94.50%)                  $        16.51
__________________________________________________________________________________
==================================================================================
Class B:
  Net asset value and offering price per share                      $        13.83
__________________________________________________________________________________
==================================================================================
Class C:
  Net asset value and offering price per share                      $        13.83
__________________________________________________________________________________
==================================================================================
Class R:
  Net asset value and offering price per share                      $        15.39
__________________________________________________________________________________
==================================================================================
Class Y:
  Net asset value and offering price per share                      $        15.63
__________________________________________________________________________________
==================================================================================
Institutional Class:
  Net asset value and offering price per share                      $        16.06
__________________________________________________________________________________
==================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM BASIC VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $543,428)                           $  12,921,202
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $873,791)                                                                           943,584
================================================================================================
     Total investment income                                                          13,864,786
================================================================================================


EXPENSES:

Advisory fees                                                                          3,831,417
------------------------------------------------------------------------------------------------
Administrative services fees                                                             158,880
------------------------------------------------------------------------------------------------
Custodian fees                                                                            68,287
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                917,404
------------------------------------------------------------------------------------------------
  Class B                                                                              1,238,542
------------------------------------------------------------------------------------------------
  Class C                                                                                544,234
------------------------------------------------------------------------------------------------
  Class R                                                                                 53,894
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                2,861,079
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       2,669
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 31,391
------------------------------------------------------------------------------------------------
Other                                                                                    454,193
================================================================================================
     Total expenses                                                                   10,161,990
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (24,106)
================================================================================================
     Net expenses                                                                     10,137,884
================================================================================================
Net investment income                                                                  3,726,902
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(1,942,507))                                                    (135,731,080)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (290,609)
================================================================================================
                                                                                    (136,021,689)
================================================================================================
Change in net unrealized appreciation of:
  Investment securities                                                              323,369,401
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      82,988
================================================================================================
                                                                                     323,452,389
================================================================================================
Net realized and unrealized gain                                                     187,430,700
================================================================================================
Net increase in net assets resulting from operations                               $ 191,157,602
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM BASIC VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                            JUNE 30,           DECEMBER 31,
                                                                              2009                 2008
------------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                  $    3,726,902      $    15,129,589
------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                 (136,021,689)        (362,542,182)
------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      323,452,389       (1,467,074,731)
============================================================================================================
     Net increase (decrease) in net assets resulting from operations        191,157,602       (1,814,487,324)
============================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                            --           (2,879,783)
------------------------------------------------------------------------------------------------------------
  Class Y                                                                            --              (30,672)
------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                --             (774,263)
============================================================================================================
     Total distributions from net investment income                                  --           (3,684,718)
============================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                            --          (98,632,731)
------------------------------------------------------------------------------------------------------------
  Class B                                                                            --          (39,908,146)
------------------------------------------------------------------------------------------------------------
  Class C                                                                            --          (16,692,806)
------------------------------------------------------------------------------------------------------------
  Class R                                                                            --           (2,751,821)
------------------------------------------------------------------------------------------------------------
  Class Y                                                                            --           (1,050,488)
------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                --           (5,621,190)
============================================================================================================
     Total distributions from net realized gains                                     --         (164,657,182)
============================================================================================================
Share transactions-net:
  Class A                                                                   (90,683,888)        (480,212,338)
------------------------------------------------------------------------------------------------------------
  Class B                                                                   (73,546,358)        (291,867,070)
------------------------------------------------------------------------------------------------------------
  Class C                                                                   (16,073,694)        (100,257,163)
------------------------------------------------------------------------------------------------------------
  Class R                                                                    (5,793,804)          (1,453,706)
------------------------------------------------------------------------------------------------------------
  Class Y                                                                     3,314,876           12,844,342
------------------------------------------------------------------------------------------------------------
  Institutional Class                                                        (6,500,020)         (87,667,643)
============================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                        (189,282,888)        (948,613,578)
============================================================================================================
     Net increase (decrease) in net assets                                    1,874,714       (2,931,442,802)
============================================================================================================


NET ASSETS:

  Beginning of period                                                     1,267,720,634        4,199,163,436
============================================================================================================
  End of period (includes undistributed net investment income of
     $19,092,909 and $15,366,007, respectively)                          $1,269,595,348      $ 1,267,720,634
____________________________________________________________________________________________________________
============================================================================================================




NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is to provide long-term growth of capital.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under

9        AIM BASIC VALUE FUND
certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

10        AIM BASIC VALUE FUND
      and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum

11        AIM BASIC VALUE FUND
      risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.695%
-------------------------------------------------------------------
Next $250 million                                            0.67%
-------------------------------------------------------------------
Next $500 million                                            0.645%
-------------------------------------------------------------------
Next $1.5 billion                                            0.62%
-------------------------------------------------------------------
Next $2.5 billion                                            0.595%
-------------------------------------------------------------------
Next $2.5 billion                                            0.57%
-------------------------------------------------------------------
Next $2.5 billion                                            0.545%
-------------------------------------------------------------------
Over $10 billion                                             0.52%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $11,080.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $2,707.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2009, IADI advised the Fund that IADI retained $55,998 in front-end sales commissions from the sale of Class A shares and $14, $104,771, $1,937 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.


12        AIM BASIC VALUE FUND

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                     LEVEL 1          LEVEL 2       LEVEL 3          TOTAL
------------------------------------------------------------------------------------------------------------------------------
Equity Securities                                                $1,180,360,405     $77,445,031       $--       $1,257,805,436
______________________________________________________________________________________________________________________________
==============================================================================================================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2009, the Fund engaged in securities sales of $4,977,535, which resulted in net realized gains (losses) of $(1,942,507).

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $10,319.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $3,029 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.


13        AIM BASIC VALUE FUND

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                  $180,807,472
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $117,711,669 and $294,843,996, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $ 176,875,705
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (399,490,377)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $(222,614,672)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,480,420,108.


NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                  JUNE 30, 2009(a)                 DECEMBER 31, 2008
                                                           -----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    4,040,572     $  54,666,400       6,512,745     $ 156,489,690
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      611,795         7,361,776         982,636        21,508,349
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      357,245         4,254,588         610,877        13,126,057
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                      335,121         4,383,085         439,285        10,535,934
--------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                   277,794         3,914,000         624,972        12,624,179
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          325,780         4,104,550       3,431,377        93,051,584
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --                --       7,653,434        97,276,626
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                           --                --       3,332,111        37,730,806
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                           --                --       1,394,866        15,790,672
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                           --                --         219,268         2,751,821
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                           --                --          84,554         1,075,526
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --                --         478,723         6,237,761
==========================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                    3,248,735        43,888,609       4,313,375       106,435,958
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (3,656,917)      (43,888,609)     (5,014,423)     (106,435,958)
==========================================================================================================================
Reacquired:
  Class A(b)                                               (14,351,021)     (189,238,897)    (35,195,197)     (840,414,612)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (3,275,235)      (37,019,525)    (10,642,794)     (244,670,267)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,790,338)      (20,328,282)     (5,893,438)     (129,173,892)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (710,175)      (10,176,889)       (600,578)      (14,741,461)
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                      (45,017)         (599,124)        (64,486)         (855,363)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (809,763)      (10,604,570)    (10,478,398)     (186,956,988)
==========================================================================================================================
     Net increase (decrease) in share activity             (15,441,424)    $(189,282,888)    (37,811,091)    $(948,613,578)
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 8% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.


14        AIM BASIC VALUE FUND

(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                       SHARES          AMOUNT
     -----------------------------------------------------------------------------------------------------
     Class Y                                                                     620,606      $ 12,561,067
     -----------------------------------------------------------------------------------------------------
     Class A                                                                    (620,606)      (12,561,067)
     _____________________________________________________________________________________________________
     =====================================================================================================



NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $13.20     $ 0.06(c)    $  2.34(d)    $  2.40     $   --        $   --         $   --       $15.60
Year ended 12/31/08           31.51       0.18(c)     (16.60)       (16.42)     (0.05)        (1.84)         (1.89)       13.20
Year ended 12/31/07           36.61       0.12          0.24          0.36      (0.02)        (5.44)         (5.46)       31.51
Year ended 12/31/06           34.22       0.14          4.38          4.52      (0.03)        (2.10)         (2.13)       36.61
Year ended 12/31/05           32.42       0.06          1.74          1.80         --            --             --        34.22
Year ended 12/31/04           29.24      (0.03)         3.21          3.18         --            --             --        32.42
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09     11.75       0.01(c)       2.07(d)       2.08         --            --             --        13.83
Year ended 12/31/08           28.59       0.00(c)     (15.00)       (15.00)        --         (1.84)         (1.84)       11.75
Year ended 12/31/07           33.95      (0.15)         0.23          0.08         --         (5.44)         (5.44)       28.59
Year ended 12/31/06           32.09      (0.14)         4.10          3.96         --         (2.10)         (2.10)       33.95
Year ended 12/31/05           30.62      (0.19)         1.66          1.47         --            --             --        32.09
Year ended 12/31/04           27.80      (0.23)         3.05          2.82         --            --             --        30.62
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09     11.75       0.01(c)       2.07(d)       2.08         --            --             --        13.83
Year ended 12/31/08           28.59       0.00(c)     (15.00)       (15.00)        --         (1.84)         (1.84)       11.75
Year ended 12/31/07           33.95      (0.15)         0.23          0.08         --         (5.44)         (5.44)       28.59
Year ended 12/31/06           32.08      (0.14)         4.11          3.97         --         (2.10)         (2.10)       33.95
Year ended 12/31/05           30.61      (0.19)         1.66          1.47         --            --             --        32.08
Year ended 12/31/04           27.79      (0.23)         3.05          2.82         --            --             --        30.61
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09     13.03       0.04(c)       2.32(d)       2.36         --            --             --        15.39
Year ended 12/31/08           31.12       0.12(c)     (16.37)       (16.25)        --         (1.84)         (1.84)       13.03
Year ended 12/31/07           36.29       0.02          0.25          0.27         --         (5.44)         (5.44)       31.12
Year ended 12/31/06           34.00       0.03          4.36          4.39         --         (2.10)         (2.10)       36.29
Year ended 12/31/05           32.28      (0.02)         1.74          1.72         --            --             --        34.00
Year ended 12/31/04           29.16      (0.06)         3.18          3.12         --            --             --        32.28
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09     13.21       0.07(c)       2.35(d)       2.42         --            --             --        15.63
Year ended 12/31/08(f)        20.24       0.03(c)      (5.17)        (5.14)     (0.05)        (1.84)         (1.89)       13.21
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09     13.53       0.11(c)       2.42(d)       2.53         --            --             --        16.06
Year ended 12/31/08           32.47       0.31(c)     (17.16)       (16.85)     (0.25)        (1.84)         (2.09)       13.53
Year ended 12/31/07           37.43       0.23          0.27          0.50      (0.02)        (5.44)         (5.46)       32.47
Year ended 12/31/06           34.95       0.24          4.53          4.77      (0.19)        (2.10)         (2.29)       37.43
Year ended 12/31/05           32.96       0.17          1.82          1.99         --            --             --        34.95
Year ended 12/31/04           29.56       0.02          3.38          3.40         --            --             --        32.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF          RATIO OF
                                                           EXPENSES          EXPENSES
                                                          TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                          NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                         NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL      END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(a)   (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
--------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09     18.18%(d)  $  819,757          1.54%(e)          1.54%(e)        0.85%(e)       10%
Year ended 12/31/08          (51.86)        786,705          1.26              1.26            0.73           57
Year ended 12/31/07            1.07       2,404,900          1.14              1.17            0.31           23
Year ended 12/31/06           13.20       3,173,889          1.15              1.20            0.36           14
Year ended 12/31/05            5.55       3,682,420          1.19              1.25            0.15           12
Year ended 12/31/04           10.88       4,480,701          1.29              1.31           (0.11)          15
--------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09     17.70(d)      247,129          2.29(e)           2.29(e)         0.10(e)        10
Year ended 12/31/08          (52.21)        284,106          2.01              2.01           (0.02)          57
Year ended 12/31/07            0.31       1,015,776          1.89              1.92           (0.44)          23
Year ended 12/31/06           12.33       1,436,084          1.90              1.95           (0.39)          14
Year ended 12/31/05            4.80       1,682,608          1.89              1.95           (0.55)          12
Year ended 12/31/04           10.14       1,985,690          1.94              1.96           (0.76)          15
--------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09     17.70(d)      119,602          2.29(e)           2.29(e)         0.10(e)        10
Year ended 12/31/08          (52.21)        118,379          2.01              2.01           (0.02)          57
Year ended 12/31/07            0.31         399,262          1.89              1.92           (0.44)          23
Year ended 12/31/06           12.37         508,775          1.90              1.95           (0.39)          14
Year ended 12/31/05            4.80         566,685          1.89              1.95           (0.55)          12
Year ended 12/31/04           10.15         681,234          1.94              1.96           (0.76)          15
--------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09     18.11(d)       20,618          1.79(e)           1.79(e)         0.60(e)        10
Year ended 12/31/08          (51.98)         22,352          1.51              1.51            0.48           57
Year ended 12/31/07            0.82          51,572          1.39              1.42            0.06           23
Year ended 12/31/06           12.91          55,718          1.40              1.45            0.11           14
Year ended 12/31/05            5.33          33,049          1.39              1.45           (0.05)          12
Year ended 12/31/04           10.70          29,245          1.44              1.46           (0.26)          15
--------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09     18.32(d)       13,720          1.29(e)           1.29(e)         1.10(e)        10
Year ended 12/31/08(f)       (25.00)          8,519          1.28(g)           1.28(g)         0.71(g)        57
--------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09     18.70(d)       48,770          0.79(e)           0.79(e)         1.60(e)        10
Year ended 12/31/08          (51.63)         47,659          0.81              0.82            1.18           57
Year ended 12/31/07            1.42         327,654          0.76              0.79            0.69           23
Year ended 12/31/06           13.64         339,915          0.75              0.80            0.76           14
Year ended 12/31/05            6.04         209,208          0.72              0.78            0.62           12
Year ended 12/31/04           11.50         103,219          0.71              0.73            0.47           15
____________________________________________________________________________________________________________________
====================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains on securities (both realized and unrealized) per share for the six months ended June 30, 2009 would have been $2.20, $1.93, $1.93, $2.18, $2.21 and $2.28 for Class A, Class B,
     Class C, Class R, Class Y and Institutional Class, respectively and total return would have been lower.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $740,005, $249,761, $109,749, $21,736, $9,945 and $44,422 for Class A,
     Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)  Commencement date of October 3, 2008.
(g)  Annualized.


15        AIM BASIC VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,181.10       $ 8.33      $1,017.16       $ 7.70       1.54%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,177.00        12.36       1,013.44        11.43       2.29
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,177.00        12.36       1,013.44        11.43       2.29
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,180.40         9.68       1,015.92         8.95       1.79
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,183.20         6.98       1,018.40         6.46       1.29
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


16        AIM BASIC VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     formance, investment objective(s),           of the information provided to them,
Growth Series is required under the          policies, strategies and limitations of      including information provided at their
Investment Company Act of 1940 to approve    these funds.                                 meetings throughout the year as part of
annually the renewal of the AIM Basic                                                     their ongoing oversight of the Fund, and
Value Fund (the Fund) investment advisory       In addition to their meetings             did not identify any particular factor
agreement with Invesco Aim Advisors, Inc.    throughout the year, the Sub-Committees      that was controlling. Each Trustee may
(Invesco Aim) and the Master Intergroup      meet at designated contract renewal          have evaluated the information provided
Sub-Advisory Contract for Mutual Funds       meetings each year to conduct an in-depth    differently from another Trustee and
(the sub-advisory contracts) with Invesco    review of the performance, fees, expenses    attributed different weight to the various
Asset Management Deutschland GmbH,           and other matters related to their           factors. The Trustees recognized that the
Invesco Asset Management Limited, Invesco    assigned funds. During the contract          advisory arrangements and resulting
Asset Management (Japan) Limited, Invesco    renewal process, the Trustees receive        advisory fees for the Fund and the other
Australia Limited, Invesco Global Asset      comparative performance and fee data         AIM Funds are the result of years of
Management (N.A.), Inc., Invesco Hong Kong   regarding the AIM Funds prepared by an       review and negotiation between the
Limited, Invesco Institutional (N.A.),       independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Inc., Invesco Senior Secured Management,     (Lipper), under the direction and            Trustees may focus to a greater extent on
Inc. and Invesco Trimark Ltd.                supervision of the Senior Officer who also   certain aspects of these arrangements in
(collectively, the Affiliated                prepares a separate analysis of this         some years than in others, and that the
Sub-Advisers). During contract renewal       information for the Trustees. Each           Trustees' deliberations and conclusions in
meetings held on June 16-17, 2009, the       Sub-Committee then makes recommendations     a particular year may be based in part on
Board as a whole, and the disinterested or   to the Investments Committee regarding the   their deliberations and conclusions
"independent" Trustees voting separately,    fees and expenses of their assigned funds.   regarding these same arrangements
approved the continuance of the Fund's       The Investments Committee considers each     throughout the year and in prior years.
investment advisory agreement and the        Sub-Committee's recommendations and makes
sub-advisory contracts for another year,     its own recommendations regarding the fees      The discussion below serves as a
effective July 1, 2009. In doing so, the     and expenses of the AIM Funds to the full    summary of the Senior Officer's
Board determined that the Fund's             Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts are in the best       recommendations in making its annual         agreement as well as a discussion of the
interests of the Fund and its shareholders   recommendation to the Board whether to       material factors and related conclusions
and that the compensation to Invesco Aim     approve the continuance of each AIM Fund's   that formed the basis for the Board's
and the Affiliated Sub-Advisers under the    investment advisory agreement and            approval of the Fund's investment advisory
Fund's investment advisory agreement and     sub-advisory contracts for another year.     agreement and sub-advisory contracts.
sub-advisory contracts is fair and                                                        Unless otherwise stated, information set
reasonable.                                     The independent Trustees met separately   forth below is as of June 17, 2009, and
                                             during their evaluation of the Fund's        does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          investment advisory agreement and            occurred since that date, including but
                                             sub-advisory contracts with independent      not limited to changes to the Fund's
The Board's Investments Committee has        legal counsel. The independent Trustees      performance, advisory fees, expense
established three Sub-Committees that are    were also assisted in their annual           limitations and/or fee waivers.
responsible for overseeing the management    evaluation of the Fund's investment
of a number of the series portfolios of      advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
the AIM Funds. This Sub-Committee            One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
structure permits the Trustees to focus on   is to manage the process by which the AIM
the performance of the AIM Funds that have   Funds' proposed management fees are             A. Nature, Extent and Quality of
been assigned to them. The Sub-Committees    negotiated during the annual contract              Services Provided by Invesco Aim
meet throughout the year to review the       renewal process to ensure that they are
performance of their assigned funds, and     negotiated in a manner that is at arms'      The Board reviewed the advisory services
the Sub-Committees review monthly and        length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
quarterly comparative performance            Senior Officer must either supervise a       the Fund's investment advisory agreement,
information and periodic asset flow data     competitive bidding process or prepare an    the performance of Invesco Aim in
for their assigned funds. These materials    independent written evaluation. The Senior   providing these services, and the
are prepared under the direction and         Officer recommended that an independent      credentials and experience of the officers
supervision of the independent Senior        written evaluation be provided and, at the   and employees of Invesco Aim who provide
Officer, an officer of the AIM Funds who     direction of the Board, prepared an          these services. The Board's review of the
reports directly to the independent          independent written evaluation.              qualifications of Invesco Aim to provide
Trustees. Over the course of each year,                                                   these services included the Board's
the Sub-Committees meet with portfolio          During the annual contract renewal        consideration of Invesco Aim's portfolio
managers for their assigned funds and        process, the Board considered the factors    and product review process, various back
other members of management and review       discussed below in evaluating the fairness   office support functions provided by
with these individuals the per-              and reasonableness of the Fund's             Invesco Aim and its affiliates, and
                                             investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory contracts. The Board            trading operations. The Board concluded
                                             considered all                               that the nature, extent

                                                                                                                           continued


17 AIM BASIC VALUE FUND

and quality of the advisory services         Fund and its shareholders by permitting      number of actions intended to improve the
provided to the Fund by Invesco Aim are      Invesco Aim to utilize the additional        investment process for the funds.
appropriate and that Invesco Aim currently   resources and talent of the Affiliated
is providing satisfactory advisory           Sub-Advisers in managing the Fund.              D. Advisory and Sub-Advisory Fees and
services in accordance with the terms of                                                        Fee Waivers
the Fund's investment advisory agreement.       C. Fund Performance
In addition, based on their ongoing                                                       The Board compared the Fund's contractual
meetings throughout the year with the        The Board considered fund performance as a   advisory fee rate to the contractual
Fund's portfolio manager or managers, the    relevant factor in considering whether to    advisory fee rates of funds in the Fund's
Board concluded that these individuals are   approve the investment advisory agreement.   Lipper expense group that are not managed
competent and able to continue to carry      The Board did not view fund performance as   by Invesco Aim or an Affiliated
out their responsibilities under the         a relevant factor in considering whether     Sub-Adviser, at a common asset level. The
Fund's investment advisory agreement.        to approve the sub-advisory contracts for    Board noted that the Fund's contractual
                                             the Fund, as no Affiliated Sub-Adviser       advisory fee rate was above the median
   In determining whether to continue the    currently manages assets of the Fund.        contractual advisory fee rate of funds in
Fund's investment advisory agreement, the                                                 its expense group. The Board also reviewed
Board considered the prior relationship         The Board compared the Fund's             the methodology used by Lipper in
between Invesco Aim and the Fund, as well    performance during the past one, three and   determining contractual fee rates, which
as the Board's knowledge of Invesco Aim's    five calendar years to the performance of    includes using audited financial data from
operations, and concluded that it is         all funds in the Lipper performance          the most recent annual report of each fund
beneficial to maintain the current           universe that are not managed by Invesco     in the expense group that was publicly
relationship, in part, because of such       Aim or an Affiliated Sub-Adviser and         available as of the end of the past
knowledge. The Board also considered the     against the Lipper Large Cap Value Funds     calendar year. The Board noted that some
steps that Invesco Aim and its affiliates    Index. The Board noted that the Fund's       comparative data was at least one year old
continue to take to improve the quality      performance was in the fifth quintile of     and that other data did not reflect the
and efficiency of the services they          its performance universe for the one,        market downturn that occurred in the
provide to the AIM Funds in the areas of     three and five year periods (the first       fourth quarter of 2008.
investment performance, product line         quintile being the best performing funds
diversification, distribution, fund          and the fifth quintile being the worst          The Board also compared the Fund's
operations, shareholder services and         performing funds). The Board noted that      effective fee rate (the advisory fee after
compliance. The Board concluded that the     the Fund's performance was below the         any advisory fee waivers and before any
quality and efficiency of the services       performance of the Index for the one,        expense limitations/waivers) to the
Invesco Aim and its affiliates provide to    three and five year periods. The Board       advisory fee rates of other domestic
the AIM Funds in each of these areas         also noted that Invesco Aim acknowledges     clients of Invesco Aim and its affiliates
support the Board's approval of the          the Fund's underperformance, and has         with investment strategies comparable to
continuance of the Fund's investment         confirmed that the portfolio managers have   those of the Fund, including two mutual
advisory agreement.                          consistently followed their intrinsic        funds advised by Invesco Aim. The Board
                                             value mandate. Invesco Aim continues to      noted that the Fund's rate was below the
   B. Nature, Extent and Quality of          monitor the Fund and to provide the Board    effective fee rate for one of the mutual
      Services Provided by Affiliated        with periodic reporting on business issues   funds and above the effective fee rate for
      Sub-Advisers                           that affect the Fund's performance. The      the other mutual fund.
                                             Board also considered a report of the
The Board reviewed the services provided     Senior Officer describing (i) the Board's       Additionally, the Board compared the
by the Affiliated Sub-Advisers under the     oversight of performance issues for the      Fund's effective fee rate to the effective
sub-advisory contracts and the credentials   intrinsic value funds, including the Fund,   fee rate paid by numerous separately
and experience of the officers and           and Invesco Aim's response, including        managed accounts/wrap accounts advised by
employees of the Affiliated Sub-Advisers     numerous meetings with portfolio managers,   an Invesco Aim affiliate. The Board noted
who provide these services. The Board        members of management and members of the     that the Fund's rate was above the rates
concluded that the nature, extent and        Global Performance Measurement & Risk        for all but three of the separately
quality of the services provided by the      Group; (ii) actions consistent with the      managed accounts/wrap accounts. The Board
Affiliated Sub-Advisers are appropriate.     exercise by the Trustees of their            considered that management of the
The Board noted that the Affiliated          fiduciary duties; and (iii) conclusions      separately managed accounts/wrap accounts
Sub-Advisers, which have offices and         and recommendations for consideration by     by the Invesco Aim affiliate involves
personnel that are geographically            the Board. Although the independent          different levels of services and different
dispersed in financial centers around the    written evaluation of the Fund's Senior      operational and regulatory requirements
world, can provide research and other        Officer only considered Fund performance     than Invesco Aim's management of the Fund.
information and make recommendations on      through the most recent calendar year, the   The Board concluded that these differences
the markets and economies of various         Board also reviewed more recent Fund         are appropriately reflected in the fee
countries and securities of companies        performance and this review did not change   structure for the Fund.
located in such countries or on various      their conclusions. The Board noted that,
types of investments and investment          in response to the Board's focus on fund        The Board noted that Invesco Aim has
techniques. The Board concluded that the     performance, Invesco Aim has taken a         agreed to reduce the per account transfer
sub-advisory contracts benefit the                                                        agent fee for all the retail funds,
                                                                                          including the Fund, effective July 1,
                                                                                          2009. The Board also noted that Invesco
                                                                                          Aim has

                                                                                                                           continued


18 AIM BASIC VALUE FUND

contractually agreed to waive fees and/or    advisory and other services that Invesco     considered that these services are
limit expenses of the Fund through at        Aim and its affiliates provide to the Fund   provided to the Fund pursuant to written
least June 30, 2010 in an amount necessary   and the profitability of Invesco Aim and     contracts that are reviewed and approved
to limit total annual operating expenses     its affiliates in providing these            on an annual basis by the Board. The Board
to a specified percentage of average daily   services. The Board also reviewed            concluded that Invesco Aim and its
net assets for each class of the Fund. The   information concerning the financial         affiliates are providing these services in
Board noted that at the current expense      condition of Invesco Aim and its             a satisfactory manner and in accordance
ratio for the Fund, this expense waiver      affiliates. The Board reviewed with          with the terms of their contracts, and are
does not have any impact.                    Invesco Aim the methodology used to          qualified to continue to provide these
                                             prepare the profitability information. The   services to the Fund.
   The Board also considered the services    Board considered the overall profitability
provided by the Affiliated Sub-Advisers      of Invesco Ltd., the ultimate parent of         The Board considered the benefits
pursuant to the sub-advisory contracts and   Invesco Aim and the Affiliated               realized by Invesco Aim and the Affiliated
the services provided by Invesco Aim         Sub-Advisers, and of Invesco Aim, as well    Sub-Advisers as a result of portfolio
pursuant to the Fund's advisory agreement,   as the profitability of Invesco Aim in       brokerage transactions executed through
as well as the allocation of fees between    connection with managing the Fund. The       "soft dollar" arrangements. The Board
Invesco Aim and the Affiliated               Board noted that Invesco Aim continues to    noted that soft dollar arrangements shift
Sub-Advisers pursuant to the sub-advisory    operate at a net profit, although the        the payment obligation for research and
contracts. The Board noted that the          reduction of assets under management as a    execution services from Invesco Aim and
sub-advisory fees have no direct effect on   result of market movements and the           the Affiliated Sub-Advisers to the funds
the Fund or its shareholders, as they are    increase in voluntary fee waivers for        and therefore may reduce Invesco Aim's and
paid by Invesco Aim to the Affiliated        affiliated money market funds have reduced   the Affiliated Sub-Advisers' expenses. The
Sub-Advisers, and that Invesco Aim and the   the profitability of Invesco Aim and its     Board concluded that Invesco Aim's and the
Affiliated Sub-Advisers are affiliates.      affiliates. The Board concluded that the     Affiliated Sub-Advisers' soft dollar
                                             Fund's fees are fair and reasonable, and     arrangements are appropriate. The Board
   After taking account of the Fund's        that the level of profits realized by        also concluded that, based on their review
contractual advisory fee rate, the           Invesco Aim and its affiliates from          and representations made by the Chief
contractual sub-advisory fee rate, the       providing services to the Fund is not        Compliance Officer of Invesco Aim, these
comparative advisory fee information         excessive in light of the nature, quality    arrangements are consistent with
discussed above and other relevant           and extent of the services provided. The     regulatory requirements.
factors, the Board concluded that the        Board considered whether Invesco Aim is
Fund's advisory and sub-advisory fees are    financially sound and has the resources         The Board considered the fact that the
fair and reasonable.                         necessary to perform its obligations under   Fund's uninvested cash and cash collateral
                                             the Fund's investment advisory agreement,    from any securities lending arrangements
   E. Economies of Scale and Breakpoints     and concluded that Invesco Aim has the       may be invested in money market funds
                                             financial resources necessary to fulfill     advised by Invesco Aim pursuant to
The Board considered the extent to which     these obligations. The Board also            procedures approved by the Board. The
there are economies of scale in the          considered whether each Affiliated           Board noted that Invesco Aim will receive
provision of advisory services to the        Sub-Adviser is financially sound and has     advisory fees from these affiliated money
Fund. The Board also considered whether      the resources necessary to perform its       market funds attributable to such
the Fund benefits from such economies of     obligations under the sub-advisory           investments, although Invesco Aim has
scale through contractual breakpoints in     contracts, and concluded that each           contractually agreed to waive through at
the Fund's advisory fee schedule. The        Affiliated Sub-Adviser has the financial     least June 30, 2010, the advisory fees
Board noted that the Fund's contractual      resources necessary to fulfill these         payable by the Fund in an amount equal to
advisory fee schedule includes seven         obligations.                                 100% of the net advisory fee Invesco Aim
breakpoints and that the level of the                                                     receives from the affiliated money market
Fund's advisory fees, as a percentage of        G. Collateral Benefits to Invesco Aim     funds with respect to the Fund's
the Fund's net assets, has decreased as            and its Affiliates                     investment in the affiliated money market
net assets increased because of the                                                       funds of uninvested cash, but not cash
breakpoints. The Board concluded that the    The Board considered various other           collateral. The Board concluded that the
Fund's advisory fees appropriately reflect   benefits received by Invesco Aim and its     Fund's investment of uninvested cash and
economies of scale at current asset          affiliates resulting from Invesco Aim's      cash collateral from any securities
levels. The Board also noted that the Fund   relationship with the Fund, including the    lending arrangements in the affiliated
shares directly in economies of scale        fees received by Invesco Aim and its         money market funds is in the best
through lower fees charged by third party    affiliates for their provision of            interests of the Fund and its
service providers based on the combined      administrative, transfer agency and          shareholders.
size of all of the AIM Funds and             distribution services to the Fund. The
affiliates.                                  Board considered the performance of
                                             Invesco Aim and its affiliates in
   F. Profitability and Financial            providing these services and the
      Resources                              organizational structure employed by
                                             Invesco Aim and its affiliates to provide
The Board reviewed information from          these services. The Board also
Invesco Aim concerning the costs of the


19 AIM BASIC VALUE FUND

Supplement to Semiannual Report dated 6/30/09

AIM BASIC VALUE FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 6/30/09                    not indicative of future results. More
The following information has been                                                        recent returns may be more or less than
prepared to provide Institutional Class      Inception (3/15/02)                 -3.34%   those shown. All returns assume
shareholders with a performance overview      5 Years                            -5.80    reinvestment of distributions at NAV.
specific to their holdings. Institutional     1 Year                            -30.69    Investment return and principal value will
Class shares are offered exclusively to       6 Months*                          18.70    fluctuate so your shares, when redeemed,
institutional investors, including defined                                                may be worth more or less than their
contribution plans that meet certain         *  Cumulative total return that has not      original cost. See full report for
criteria.                                       been annualized                           information on comparative benchmarks.
                                             ==========================================   Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             Institutional Class shares have no sales     month-end performance, please call 800 451
                                             charge; therefore, performance is at net     4246 or visit invescoaim.com.
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.81%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                    [INVESCO AIM LOGO]
                                                                                                        -- SERVICE MARK --
invescoaim.com   BVA-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------------
                                                                          HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE
                                                 ACTUAL                     EXPENSES)
                                       ------------------------------------------------------
                          BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                        ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
         CLASS            (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------------
     Institutional        $1,000.00      $1,187.00       $4.28       $1,020.88       $3.96        0.79%
---------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM BASIC VALUE FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     -  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

-  ECONOMICAL. Help reduce your fund's printing and delivery        -  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after October 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim;
they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors.
Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
                                                                                                             [INVESCO AIM LOGO]
   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           --SERVICE MARK--
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   BVA-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM ALLOCATION FUNDS
-- SERVICE MARK --             Semiannual Report to Shareholders o June 30, 2009

                               AIM Conservative Allocation Fund
                               AIM Growth Allocation Fund
                               AIM Moderate Allocation Fund
                               AIM Moderate Growth Allocation Fund
                               AIM Moderately Conservative Allocation Fund

                               [MOUNTAIN GRAPHIC]

2    Fund Performance
12   Letters to Shareholders
13   Schedule of Investments
18   Portfolio Composition
19   Financial Statements
24   Notes to Financial Statements
34   Financial Highlights
39   Fund Expenses
41   Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGESAND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY - AIM CONSERVATIVE ALLOCATION FUND

FUND VS. INDEXES

Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                    3.29%
Class B Shares                                                                    2.83
Class C Shares                                                                    2.95
Class R Shares                                                                    3.06
Class Y Shares                                                                    3.40
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19
Custom Conservative Allocation Index(Square) (Style-Specific Index)               3.35
Lipper Mixed-Asset Target Allocation Conservative Funds Index(Triangle)
   (Peer Group Index)                                                             6.85

(Triangle)Lipper Inc.; (square)Invesco Aim, Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The CUSTOM CONSERVATIVE ALLOCATION INDEX, created by Invesco Aim to serve as a benchmark for AIM Conservative Allocation Fund, is composed of the following indexes:
Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs, Barclays Capital U.S. Universal and
three-month U.S. Treasury bill. The composition of the index may change from time to time based upon the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the fund. The Russell
3000--REGISTERED TRADEMARK-- Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank
Russell Co. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Co. The
MSCI EAFE--REGISTERED TRADEMARK-- Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index
is an unmanaged index considered representative of U.S. REITs. The Barclays Capital
U.S. Universal Index is composed of the following Barclays Capital indexes: U.S.
Aggregate Index, U.S. High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the
non-ERISA portion of CMBS. The three-month U.S. Treasury bill index is compiled by
Lipper and is derived from secondary market interest rates published by the Federal
Reserve Bank.

   The LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target
Allocation Conservative Funds category. These funds, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2 AIM CONSERVATIVE ALLOCATION FUND

==========================================
AVERAGE ANNUAL TOTAL RETURNS                    THE NET ANNUAL FUND OPERATING EXPENSE
                                             RATIO SET FORTH IN THE MOST RECENT FUND
As of 6/30/09, including maximum             PROSPECTUS AS OF THE DATE OF THIS REPORT
applicable sales charges                     FOR CLASS A, CLASS B, CLASS C, CLASS R AND
                                             CLASS Y SHARES WAS 1.08%, 1.83%, 1.83%,
CLASS A SHARES                               1.33% AND 0.83%, RESPECTIVELY.(1, 2) THE
Inception (4/30/04)                  0.14%   TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
 5 Years                            -0.06    SET FORTH IN THE MOST RECENT FUND
 1 Year                            -14.75    PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             FOR CLASS A, CLASS B, CLASS C, CLASS R AND
CLASS B SHARES                               CLASS Y SHARES WAS 1.19%, 1.94%, 1.94%,
Inception (4/30/04)                  0.31%   1.44% AND 0.94%, RESPECTIVELY.(2) THE
 5 Years                            -0.01    EXPENSE RATIOS PRESENTED ABOVE MAY VARY
 1 Year                            -14.80    FROM THE EXPENSE RATIOS PRESENTED IN OTHER
                                             SECTIONS OF THIS REPORT THAT ARE BASED ON
CLASS C SHARES                               EXPENSES INCURRED DURING THE PERIOD
Inception (4/30/04)                  0.48%   COVERED BY THIS REPORT.
 5 Years                             0.33
 1 Year                            -11.31       CLASS A SHARE PERFORMANCE REFLECTS THE
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS B
CLASS R SHARES                               AND CLASS C SHARE PERFORMANCE REFLECTS THE
Inception (4/30/04)                  0.97%   APPLICABLE CONTINGENT DEFERRED SALES
 5 Years                             0.83    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
 1 Year                            -10.09    CDSC ON CLASS B SHARES DECLINES FROM 5%
                                             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
CLASS Y SHARES                               THE BEGINNING OF THE SEVENTH YEAR. THE
Inception                            1.28%   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
 5 Years                             1.12    YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
 1 Year                             -9.64    HAVE A FRONT-END SALES CHARGE; RETURNS
==========================================   SHOWN ARE AT NET ASSET VALUE AND DO NOT
                                             REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
CLASS Y SHARES' INCEPTION DATE IS OCTOBER    ON A TOTAL REDEMPTION OF RETIREMENT PLAN
3, 2008; RETURNS SINCE THAT DATE ARE         ASSETS WITHIN THE FIRST YEAR. CLASS Y
ACTUAL RETURNS. ALL OTHER RETURNS ARE        SHARES DO NOT HAVE A FRONT-END SALES
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      CHARGE OR A CDSC; THEREFORE, PERFORMANCE
PERFORMANCE AND RESTATED CLASS A SHARE       IS AT NET ASSET VALUE.
PERFORMANCE (FOR PERIODS PRIOR TO THE
INCEPTION DATE OF CLASS Y SHARES) AT NET        THE PERFORMANCE OF THE FUND'S SHARE
ASSET VALUE. THE RESTATED CLASS A SHARE      CLASSES WILL DIFFER PRIMARILY DUE TO
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     DIFFERENT SALES CHARGE STRUCTURES AND
APPLICABLE TO CLASS A SHARES AS WELL AS      CLASS EXPENSES.
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS
RECEIVED BY CLASS A SHARES. CLASS A             HAD THE ADVISOR NOT WAIVED FEES AND/OR
SHARES' INCEPTION DATE IS APRIL 30, 2004.    REIMBURSED EXPENSES IN THE PAST,
                                             PERFORMANCE WOULD HAVE BEEN LOWER.
   THE PERFORMANCE DATA QUOTED REPRESENT
PAST PERFORMANCE AND CANNOT GUARANTEE        (1) Total annual operating expenses less
COMPARABLE FUTURE RESULTS; CURRENT               any contractual fee waivers and/or
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE       expense reimbursements by the advisor
VISIT INVESCOAIM.COM FOR THE MOST RECENT         in effect through at least June 30,
MONTH-END PERFORMANCE. PERFORMANCE FIGURES       2010. See current prospectus for more
REFLECT REINVESTED DISTRIBUTIONS, CHANGES        information.
IN NET ASSET VALUE AND THE EFFECT OF THE
MAXIMUM SALES CHARGE UNLESS OTHERWISE        (2) The expense ratio includes acquired
STATED. PERFORMANCE FIGURES DO NOT REFLECT       fund fees and expenses of the
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY       underlying funds in which the Fund
ON FUND DISTRIBUTIONS OR SALE OF FUND            invests of 0.60% for AIM Conservative
SHARES. INVESTMENT RETURN AND PRINCIPAL          Allocation Fund.
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
A GAIN OR LOSS WHEN YOU SELL SHARES.


3 AIM CONSERVATIVE ALLOCATION FUND

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY - AIM GROWTH ALLOCATION FUND

FUND VS. INDEXES

Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                    9.28%
Class B Shares                                                                    8.77
Class C Shares                                                                    8.77
Class R Shares                                                                    9.06
Class Y Shares                                                                    9.40
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19
Custom Growth Allocation Index(Square) (Style-Specific Index)                     4.47
Lipper Multi-Cap Core Funds Index(Triangle) (Peer Group Index)                    9.20

(Triangle)Lipper Inc.; (Square)Invesco Aim, Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The CUSTOM GROWTH ALLOCATION INDEX, created by Invesco Aim to serve as a benchmark for AIM Growth Allocation Fund, is composed of the following indexes: Russell 3000,
MSCI EAFE, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The
composition of the index may change from time to time based upon the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the fund. The Russell 3000--REGISTERED TRADEMARK-- Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000
Index is a trademark/service mark of the Frank Russell Co. Russell--REGISTERED
TRADEMARK-- is a trademark of the Frank Russell Co. The MSCI EAFE--REGISTERED
TRADEMARK-- Index is an unmanaged index considered representative of stocks of Europe,
Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index is
composed of the following Barclays Capital indexes: U.S. Aggregate Index, U.S.
High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA portion of
CMBS.

   The LIPPER MULTI-CAP CORE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Multi-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Composite 1500 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


4 AIM GROWTH ALLOCATION FUND

==========================================
AVERAGE ANNUAL TOTAL RETURNS                    THE NET ANNUAL FUND OPERATING EXPENSE
                                             RATIO SET FORTH IN THE MOST RECENT FUND
As of 6/30/09, including maximum             PROSPECTUS AS OF THE DATE OF THIS REPORT
applicable sales charges                     FOR CLASS A, CLASS B, CLASS C, CLASS R AND
                                             CLASS Y SHARES WAS 1.26%, 2.01%, 2.01%,
CLASS A SHARES                               1.51% AND 1.01%, RESPECTIVELY.(1, 2) THE
Inception (4/30/04)                 -0.76%   TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
 5 Years                            -1.54    SET FORTH IN THE MOST RECENT FUND
 1 Year                            -31.08    PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             FOR CLASS A, CLASS B, CLASS C, CLASS R AND
CLASS B SHARES                               CLASS Y SHARES WAS 1.39%, 2.14%, 2.14%,
Inception (4/30/04)                 -0.57%   1.64% AND 1.14%, RESPECTIVELY.(2) THE
 5 Years                            -1.50    EXPENSE RATIOS PRESENTED ABOVE MAY VARY
 1 Year                            -30.94    FROM THE EXPENSE RATIOS PRESENTED IN OTHER
                                             SECTIONS OF THIS REPORT THAT ARE BASED ON
CLASS C SHARES                               EXPENSES INCURRED DURING THE PERIOD
Inception (4/30/04)                 -0.41%   COVERED BY THIS REPORT.
 5 Years                            -1.16
 1 Year                            -28.28       CLASS A SHARE PERFORMANCE REFLECTS THE
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS B
CLASS R SHARES                               AND CLASS C SHARE PERFORMANCE REFLECTS THE
Inception (4/30/04)                  0.10%   APPLICABLE CONTINGENT DEFERRED SALES
 5 Years                            -0.66    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
 1 Year                            -27.22    CDSC ON CLASS B SHARES DECLINES FROM 5%
                                             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
CLASS Y SHARES                               THE BEGINNING OF THE SEVENTH YEAR. THE
Inception                            0.37%   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
 5 Years                            -0.38    YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
 1 Year                            -26.88    HAVE A FRONT-END SALES CHARGE; RETURNS
                                             SHOWN ARE AT NET ASSET VALUE AND DO NOT
CLASS Y SHARES' INCEPTION DATE IS OCTOBER    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
3, 2008; RETURNS SINCE THAT DATE ARE         ON A TOTAL REDEMPTION OF RETIREMENT PLAN
ACTUAL RETURNS. ALL OTHER RETURNS ARE        ASSETS WITHIN THE FIRST YEAR. CLASS Y
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      SHARES DO NOT HAVE A FRONT-END SALES
PERFORMANCE AND RESTATED CLASS A SHARE       CHARGE OR A CDSC; THEREFORE, PERFORMANCE
PERFORMANCE (FOR PERIODS PRIOR TO THE        IS AT NET ASSET VALUE.
INCEPTION DATE OF CLASS Y SHARES) AT NET
ASSET VALUE. THE RESTATED CLASS A SHARE         THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     CLASSES WILL DIFFER PRIMARILY DUE TO
APPLICABLE TO CLASS A SHARES AS WELL AS      DIFFERENT SALES CHARGE STRUCTURES AND
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    CLASS EXPENSES.
RECEIVED BY CLASS A SHARES. CLASS A
SHARES' INCEPTION DATE IS APRIL 30, 2004.       HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             REIMBURSED EXPENSES IN THE PAST,
   THE PERFORMANCE DATA QUOTED REPRESENT     PERFORMANCE WOULD HAVE BEEN LOWER.
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT           (1) Total annual operating expenses less
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE       any contractual fee waivers and/or
VISIT INVESCOAIM.COM FOR THE MOST RECENT         expense reimbursements by the advisor
MONTH-END PERFORMANCE. PERFORMANCE FIGURES       in effect through at least June 30,
REFLECT REINVESTED DISTRIBUTIONS, CHANGES        2010. See current prospectus for more
IN NET ASSET VALUE AND THE EFFECT OF THE         information.
MAXIMUM SALES CHARGE UNLESS OTHERWISE
STATED. PERFORMANCE FIGURES DO NOT REFLECT   (2) The expense ratio includes acquired
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY       fund fees and expenses of the
ON FUND DISTRIBUTIONS OR SALE OF FUND            underlying funds in which the Fund
SHARES. INVESTMENT RETURN AND PRINCIPAL          invests of 0.80% for AIM Growth
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE        Allocation Fund.
A GAIN OR LOSS WHEN YOU SELL SHARES.


5 AIM GROWTH ALLOCATION FUND

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY - AIM MODERATE ALLOCATION FUND

FUND VS. INDEXES

Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV).
Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                    7.62%
Class B Shares                                                                    7.13
Class C Shares                                                                    7.13
Class R Shares                                                                    7.37
Class Y Shares                                                                    7.62
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19
Custom Moderate Allocation Index(Square) (Style-Specific Index)                   4.56
Lipper Mixed-Asset Target Allocation Moderate Funds Index(Triangle)
   (Peer Group Index)                                                             7.34

(Triangle)Lipper Inc.; (Square)Invesco Aim, Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The CUSTOM MODERATE ALLOCATION INDEX, created by Invesco Aim to serve as a benchmark for AIM Moderate Allocation Fund, is composed of the following indexes: Russell 3000,
MSCI EAFE, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The
composition of the index may change from time to time based upon the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the fund. The Russell 3000--REGISTERED TRADEMARK-- Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000
Index is a trademark/service mark of the Frank Russell Co. Russell--REGISTERED
TRADEMARK-- is a trademark of the Frank Russell Co. The MSCI EAFE--REGISTERED
TRADEMARK-- Index is an unmanaged index considered representative of stocks of Europe,
Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index is
composed of the following Barclays Capital indexes: U.S. Aggregate Index, U.S.
High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA portion of
CMBS.

   The LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation
Moderate Funds category. These funds, by portfolio practice, maintain a mix of between
40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


6 AIM MODERATE ALLOCATION FUND

==========================================
AVERAGE ANNUAL TOTAL RETURNS                    THE NET ANNUAL FUND OPERATING EXPENSE
As of 6/30/09, including maximum             RATIO SET FORTH IN THE MOST RECENT FUND
applicable sales charges                     PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             FOR CLASS A, CLASS B, CLASS C, CLASS R AND
CLASS A SHARES                               CLASS Y SHARES WAS 1.12%, 1.87%, 1.87%,
Inception (4/30/04)                 -0.19%   1.37% AND 0.87%, RESPECTIVELY.(1, 2) THE
 5 Years                            -0.62    TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
 1 Year                            -23.63    SET FORTH IN THE MOST RECENT FUND
                                             PROSPECTUS AS OF THE DATE OF THIS REPORT
CLASS B SHARES                               FOR CLASS A, CLASS B, CLASS C, CLASS R AND
Inception (4/30/04)                  0.01%   CLASS Y SHARES WAS 1.27%, 2.02%, 2.02%,
 5 Years                            -0.58    1.52% AND 1.02%, RESPECTIVELY.(2) THE
 1 Year                            -23.57    EXPENSE RATIOS PRESENTED ABOVE MAY VARY
                                             FROM THE EXPENSE RATIOS PRESENTED IN OTHER
CLASS C SHARES                               SECTIONS OF THIS REPORT THAT ARE BASED ON
Inception (4/30/04)                  0.17%   EXPENSES INCURRED DURING THE PERIOD
 5 Years                            -0.24    COVERED BY THIS REPORT.
 1 Year                            -20.57
                                                CLASS A SHARE PERFORMANCE REFLECTS THE
CLASS R SHARES                               MAXIMUM 5.50% SALES CHARGE, AND CLASS B
Inception (4/30/04)                  0.67%   AND CLASS C SHARE PERFORMANCE REFLECTS THE
 5 Years                             0.26    APPLICABLE CONTINGENT DEFERRED SALES
 1 Year                            -19.44    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                             CDSC ON CLASS B SHARES DECLINES FROM 5%
CLASS Y SHARES                               BEGINNING AT THE TIME OF PURCHASE TO 0% AT
Inception                            0.93%   THE BEGINNING OF THE SEVENTH YEAR. THE
 5 Years                             0.52    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
 1 Year                            -19.11    YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
==========================================   HAVE A FRONT-END SALES CHARGE; RETURNS
                                             SHOWN ARE AT NET ASSET VALUE AND DO NOT
CLASS Y SHARES' INCEPTION DATE IS OCTOBER    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
3, 2008; RETURNS SINCE THAT DATE ARE         ON A TOTAL REDEMPTION OF RETIREMENT PLAN
ACTUAL RETURNS. ALL OTHER RETURNS ARE        ASSETS WITHIN THE FIRST YEAR. CLASS Y
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      SHARES DO NOT HAVE A FRONT-END SALES
PERFORMANCE AND RESTATED CLASS A SHARE       CHARGE OR A CDSC; THEREFORE, PERFORMANCE
PERFORMANCE (FOR PERIODS PRIOR TO THE        IS AT NET ASSET VALUE.
INCEPTION DATE OF CLASS Y SHARES) AT NET
ASSET VALUE. THE RESTATED CLASS A SHARE         HAD THE ADVISOR NOT WAIVED FEES AND/OR
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     REIMBURSED EXPENSES IN THE PAST,
APPLICABLE TO CLASS A SHARES AS WELL AS      PERFORMANCE WOULD HAVE BEEN LOWER.
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS
RECEIVED BY CLASS A SHARES. CLASS A          (1) Total annual operating expenses less
SHARES' INCEPTION DATE IS APRIL 30, 2004.        any contractual fee waivers and/or
                                                 expense reimbursements by the advisor
   THE PERFORMANCE DATA QUOTED REPRESENT         in effect through at least June 30,
PAST PERFORMANCE AND CANNOT GUARANTEE            2010. See current prospectus for more
COMPARABLE FUTURE RESULTS; CURRENT               information.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
VISIT INVESCOAIM.COM FOR THE MOST RECENT     (2) The expense ratio includes acquired
MONTH-END PERFORMANCE. PERFORMANCE FIGURES       fund fees and expenses of the
REFLECT REINVESTED DISTRIBUTIONS, CHANGES        underlying funds in which the Fund
IN NET ASSET VALUE AND THE EFFECT OF THE         invests of 0.75% for AIM Moderate
MAXIMUM SALES CHARGE UNLESS OTHERWISE            Allocation Fund.
STATED. PERFORMANCE FIGURES DO NOT REFLECT
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
ON FUND DISTRIBUTIONS OR SALE OF FUND
SHARES. INVESTMENT RETURN AND PRINCIPAL
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
A GAIN OR LOSS WHEN YOU SELL SHARES.


7 AIM MODERATE ALLOCATION FUND

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY - AIM MODERATE GROWTH ALLOCATION FUND

FUND VS. INDEXES

Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                    9.44%
Class B Shares                                                                    8.93
Class C Shares                                                                    8.94
Class R Shares                                                                    9.24
Class Y Shares                                                                    9.43
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19
Custom Moderate Growth Allocation Index(Square) (Style-Specific Index)            4.60
Lipper Mixed-Asset Target Allocation Growth Funds Index(Triangle)
   (Peer Group Index)                                                             6.57

(Triangle)Lipper Inc.; (Square)Invesco Aim, Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The CUSTOM MODERATE GROWTH ALLOCATION INDEX, created by Invesco Aim to serve as a benchmark for AIM Moderate Growth Allocation Fund, is composed of the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Barclays Capital U.S.
Universal. The composition of the index may change from time to time based upon the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the fund. The Russell 3000--REGISTERED TRADEMARK--
Index is an unmanaged index considered representative of the U.S. stock market. The
Russell 3000 Index is a trademark/service mark of the Frank Russell Co.
Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Co. The MSCI
EAFE--REGISTERED TRADEMARK-- Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index is
an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S.
Universal Index is composed of the following Barclays Capital indexes: U.S. Aggregate
Index, U.S. High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA
portion of CMBS.

   The LIPPER MIXED-ASSET TARGET ALLOCATION GROWTH FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation Growth
Funds category. These funds, by portfolio practice, maintain a mix of between 60%-80%
equity securities, with the remainder invested in bonds, cash, and cash equivalents.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


8 AIM MODERATE GROWTH ALLOCATION FUND

==========================================
AVERAGE ANNUAL TOTAL RETURNS                    THE NET ANNUAL FUND OPERATING EXPENSE
As of 6/30/09, including maximum             RATIO SET FORTH IN THE MOST RECENT FUND
applicable sales charges                     PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             FOR CLASS A, CLASS B, CLASS C, CLASS R AND
CLASS A SHARES                               CLASS Y SHARES WAS 1.14%, 1.89%, 1.89%,
Inception (4/29/05)                 -2.06%   1.39% AND 0.89%, RESPECTIVELY.(1, 2) THE
 1 Year                            -27.48    TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
                                             SET FORTH IN THE MOST RECENT FUND
CLASS B SHARES                               PROSPECTUS AS OF THE DATE OF THIS REPORT
Inception (4/29/05)                 -1.87%   FOR CLASS A, CLASS B, CLASS C, CLASS R AND
 1 Year                            -27.44    CLASS Y SHARES WAS 1.33%, 2.08%, 2.08%,
                                             1.58% AND 1.08%, RESPECTIVELY.(2) THE
CLASS C SHARES                               EXPENSE RATIOS PRESENTED ABOVE MAY VARY
Inception (4/29/05)                 -1.47%   FROM THE EXPENSE RATIOS PRESENTED IN OTHER
 1 Year                            -24.59    SECTIONS OF THIS REPORT THAT ARE BASED ON
                                             EXPENSES INCURRED DURING THE PERIOD
CLASS R SHARES                               COVERED BY THIS REPORT.
Inception (4/29/05)                 -1.00%
 1 Year                            -23.47       CLASS A SHARE PERFORMANCE REFLECTS THE
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS B
CLASS Y SHARES                               AND CLASS C SHARE PERFORMANCE REFLECTS THE
Inception                           -0.68%   APPLICABLE CONTINGENT DEFERRED SALES
 1 Year                            -23.17    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
==========================================   CDSC ON CLASS B SHARES DECLINES FROM 5%
                                             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
CLASS Y SHARES' INCEPTION DATE IS OCTOBER    THE BEGINNING OF THE SEVENTH YEAR. THE
3, 2008; RETURNS SINCE THAT DATE ARE         CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
ACTUAL RETURNS. ALL OTHER RETURNS ARE        YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      HAVE A FRONT-END SALES CHARGE; RETURNS
PERFORMANCE AND RESTATED CLASS A SHARE       SHOWN ARE AT NET ASSET VALUE AND DO NOT
PERFORMANCE (FOR PERIODS PRIOR TO THE        REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
INCEPTION DATE OF CLASS Y SHARES) AT NET     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
ASSET VALUE. THE RESTATED CLASS A SHARE      ASSETS WITHIN THE FIRST YEAR. CLASS Y
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     SHARES DO NOT HAVE A FRONT-END SALES
APPLICABLE TO CLASS A SHARES AS WELL AS      CHARGE OR A CDSC; THEREFORE, PERFORMANCE
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    IS AT NET ASSET VALUE.
RECEIVED BY CLASS A SHARES. CLASS A
SHARES' INCEPTION DATE IS APRIL 29, 2005.       HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             REIMBURSED EXPENSES, PERFORMANCE WOULD
   THE PERFORMANCE DATA QUOTED REPRESENT     HAVE BEEN LOWER.
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT           (1) Total annual operating expenses less
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE       any contractual fee waivers and/or
VISIT invescoaim.com FOR THE MOST RECENT         expense reimbursements by the advisor
MONTH-END PERFORMANCE. PERFORMANCE FIGURES       in effect through at least June 30,
REFLECT REINVESTED DISTRIBUTIONS, CHANGES        2010. See current prospectus for more
IN NET ASSET VALUE AND THE EFFECT OF THE         information.
MAXIMUM SALES CHARGE UNLESS OTHERWISE
STATED. PERFORMANCE FIGURES DO NOT REFLECT   (2) The expense ratio includes acquired
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY       fund fees and expenses of the
ON FUND DISTRIBUTIONS OR SALE OF FUND            underlying funds in which the Fund
SHARES. INVESTMENT RETURN AND PRINCIPAL          invests of 0.77% for AIM Moderate
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE        Growth Allocation Fund.
A GAIN OR LOSS WHEN YOU SELL SHARES.


9 AIM MODERATE GROWTH ALLOCATION FUND

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY - AIM MODERATELY CONSERVATIVE ALLOCATION FUND

FUND VS. INDEXES

Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                    4.43%
Class B Shares                                                                    3.97
Class C Shares                                                                    3.96
Class R Shares                                                                    4.32
Class Y Shares                                                                    4.43
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19
Custom Moderately Conservative Allocation Index(Square) (Style-Specific Index)    4.08
Lipper Mixed-Asset Target Allocation Conservative Funds Index(Triangle)
   (Peer Group Index)                                                             6.85

(Triangle)Lipper Inc.; (Square)Invesco Aim, Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The CUSTOM MODERATELY CONSERVATIVE ALLOCATION INDEX, created by Invesco Aim to serve as a benchmark for AIM Moderately Conservative Allocation Fund, is composed of the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Barclays
Capital U.S. Universal. The composition of the index may change from time to time based upon the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the fund. The Russell 3000--REGISTERED
TRADEMARK-- Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co.
Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Co. The MSCI
EAFE--REGISTERED TRADEMARK-- Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index is
an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S.
Universal Index is composed of the following Barclays Capital indexes: U.S. Aggregate
Index, U.S. High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA
portion of CMBS.

   The LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target
Allocation Conservative Funds category. These funds, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


10 AIM MODERATELY CONSERVATIVE ALLOCATION FUND

==========================================
AVERAGE ANNUAL TOTAL RETURNS                    THE NET ANNUAL FUND OPERATING EXPENSE
As of 6/30/09, including maximum             RATIO SET FORTH IN THE MOST RECENT FUND
applicable sales charges                     PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             FOR CLASS A, CLASS B, CLASS C, CLASS R AND
CLASS A SHARES                               CLASS Y SHARES WAS 1.08%, 1.83%, 1.83%,
Inception (4/29/05)                 -1.07%   1.33% AND 0.83%, RESPECTIVELY.(1, 2) THE
 1 Year                            -18.22    TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
                                             SET FORTH IN THE MOST RECENT FUND
CLASS B SHARES                               PROSPECTUS AS OF THE DATE OF THIS REPORT
Inception (4/29/05)                 -0.90%   FOR CLASS A, CLASS B, CLASS C, CLASS R AND
 1 Year                            -18.20    CLASS Y SHARES WAS 1.32%, 2.07%, 2.07%,
                                             1.57% AND 1.07%, RESPECTIVELY.(2) THE
CLASS C SHARES                               EXPENSE RATIOS PRESENTED ABOVE MAY VARY
Inception (4/29/05)                 -0.42%   FROM THE EXPENSE RATIOS PRESENTED IN OTHER
 1 Year                            -14.73    SECTIONS OF THIS REPORT THAT ARE BASED ON
                                             EXPENSES INCURRED DURING THE PERIOD
CLASS R SHARES                               COVERED BY THIS REPORT.
Inception (4/29/05)                  0.04%
 1 Year                            -13.59       CLASS A SHARE PERFORMANCE REFLECTS THE
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS B
CLASS Y SHARES                               AND CLASS C SHARE PERFORMANCE REFLECTS THE
Inception                            0.29%   APPLICABLE CONTINGENT DEFERRED SALES
 1 Year                            -13.40    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
==========================================   CDSC ON CLASS B SHARES DECLINES FROM 5%
                                             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
CLASS Y SHARES' INCEPTION DATE IS OCTOBER    THE BEGINNING OF THE SEVENTH YEAR. THE
3, 2008; RETURNS SINCE THAT DATE ARE         CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
ACTUAL RETURNS. ALL OTHER RETURNS ARE        YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      HAVE A FRONT-END SALES CHARGE; RETURNS
PERFORMANCE AND RESTATED CLASS A SHARE       SHOWN ARE AT NET ASSET VALUE AND DO NOT
PERFORMANCE (FOR PERIODS PRIOR TO THE        REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
INCEPTION DATE OF CLASS Y SHARES) AT NET     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
ASSET VALUE. THE RESTATED CLASS A SHARE      ASSETS WITHIN THE FIRST YEAR. CLASS Y
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     SHARES DO NOT HAVE A FRONT-END SALES
APPLICABLE TO CLASS A SHARES AS WELL AS      CHARGE OR A CDSC; THEREFORE, PERFORMANCE
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    IS AT NET ASSET VALUE.
RECEIVED BY CLASS A SHARES. CLASS A
SHARES' INCEPTION DATE IS APRIL 29, 2005.       HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             REIMBURSED EXPENSES, PERFORMANCE WOULD
   THE PERFORMANCE DATA QUOTED REPRESENT     HAVE BEEN LOWER.
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT           (1) Total annual operating expenses less
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE       any contractual fee waivers and/or
VISIT INVESCOAIM.COM FOR THE MOST RECENT         expense reimbursements by the advisor
MONTH-END PERFORMANCE. PERFORMANCE FIGURES       in effect through at least June 30,
REFLECT REINVESTED DISTRIBUTIONS, CHANGES        2010. See current prospectus for more
IN NET ASSET VALUE AND THE EFFECT OF THE         information.
MAXIMUM SALES CHARGE UNLESS OTHERWISE
STATED. PERFORMANCE FIGURES DO NOT REFLECT   (2) The expense ratio includes acquired
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY       fund fees and expenses of the
ON FUND DISTRIBUTIONS OR SALE OF FUND            underlying funds in which the Fund
SHARES. INVESTMENT RETURN AND PRINCIPAL          invests of 0.69% for AIM Moderately
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE        Conservative Allocation Fund.
A GAIN OR LOSS WHEN YOU SELL SHARES.


11 AIM MODERATELY CONSERVATIVE ALLOCATION FUND

                    Dear Fellow Shareholders:

                    In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon
  [CROCKETT         than a sprint.
    PHOTO]
                       Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.

                       A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes shares held by the
 Bruce Crockett     Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market's decline.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under "Products & Performance/Investment
Advisory Agreement Renewals."

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                    Dear Shareholders:

                    The past year and a half has been unsettling for most of us. Market indexes declined sharply in 2008 before tentatively rebounding in the first half of 2009. While some "market experts" suggest we may be seeing the first
     [TAYLOR        signs of economic recovery, others remind us that much uncertainty remains.
      PHOTO]
                       Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk
  Philip Taylor     tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                       None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my market updates -- as well as other market and fund commentaries by Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


12 AIM ALLOCATION FUNDS

SCHEDULE OF INVESTMENTS

June 30, 2009
(Unaudited)

AIM CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.06%(a)


                                                                        CHANGE IN
                        % OF                                           UNREALIZED
                         NET       VALUE     PURCHASES    PROCEEDS    APPRECIATION    REALIZED    DIVIDEND    SHARES       VALUE
                       ASSETS    12/31/08     AT COST    FROM SALES  (DEPRECIATION) GAIN (LOSS)    INCOME    06/30/09    06/30/09
-----------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-19.56%

AIM Balanced-Risk
  Allocation Fund(b)     5.95% $         -- $ 7,300,115 $    (48,590)  $  (43,035)  $      (145) $       --    725,186 $  7,208,345
-----------------------------------------------------------------------------------------------------------------------------------
AIM Charter Fund         3.42%    5,032,706     431,587   (1,782,014)     669,390      (210,703)         --    322,505    4,140,966
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic
  Value Fund             1.70%    1,824,951     215,794     (289,096)     603,522      (299,556)         --    268,708    2,055,615
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
  Fund(b)                1.73%    2,310,638     215,794     (553,590)     255,575      (134,955)         --    237,354    2,093,462
-----------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund    1.69%    2,029,670     215,793     (412,714)     430,952      (210,351)         --    120,785    2,053,350
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth
  Fund                   1.72%    2,133,649     215,794     (460,947)     376,200      (184,949)         --    288,453    2,079,747
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value
  Fund                   1.69%    2,435,937     215,794     (566,466)     254,738      (290,789)         --    296,129    2,049,214
-----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Endeavor
  Fund                   1.66%    2,210,363     215,794     (927,257)   1,173,194      (655,180)         --    197,157    2,016,914
===================================================================================================================================
  Total Domestic
  Equity Funds                   17,977,914   9,026,465   (5,040,674)   3,720,536    (1,986,628)         --              23,697,613
===================================================================================================================================



FIXED-INCOME FUNDS-65.68%

AIM Core Bond Fund      22.30%   27,391,315   2,633,252   (2,305,768)    (183,212)     (521,986)    692,820  3,215,905   27,013,601
-----------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund   7.29%    6,617,876   1,219,014     (805,465)   2,212,012      (408,051)    252,358  1,305,079    8,835,386
-----------------------------------------------------------------------------------------------------------------------------------
AIM International
  Total Return Fund      4.03%    5,320,375     394,804     (725,575)    (128,659)       21,157      41,999    455,845    4,882,102
-----------------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity
  Treasury Fund          7.98%   11,226,052     773,318   (2,260,475)    (178,349)      106,999      67,707    923,357    9,667,545
-----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond
  Fund                  24.08%   30,714,818   2,856,498   (3,917,613)     169,401      (652,490)    739,664  3,448,063   29,170,614
===================================================================================================================================
  Total Fixed-Income
  Funds                          81,270,436   7,876,886  (10,014,896)   1,891,193    (1,454,371)  1,794,548              79,569,248
===================================================================================================================================



FOREIGN EQUITY FUNDS-2.40%

AIM International Core
  Equity Fund            2.40%    2,205,760     698,307     (171,986)     268,233       (95,552)         --    324,554    2,904,762
===================================================================================================================================



REAL ESTATE FUNDS-2.43%

AIM Select Real Estate
  Income Fund            2.43%    2,188,640     916,021     (167,775)     138,116      (135,512)     46,146    532,516    2,939,490
===================================================================================================================================



MONEY MARKET FUNDS-9.99%

Liquid Assets
  Portfolio              9.99%   13,717,236     957,117   (2,566,792)          --            --      55,793 12,107,561   12,107,561
===================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED MUTUAL
  FUNDS (Cost
  $138,702,138)        100.06% $117,359,986 $19,474,796 $(17,962,123)  $6,018,078   $(3,672,063) $1,896,487            $121,218,674
===================================================================================================================================
OTHER ASSETS LESS
  LIABILITIES           (0.06)%                                                                                             (73,933)
===================================================================================================================================
NET ASSETS             100.00%                                                                                         $121,144,741
___________________________________________________________________________________________________________________________________
===================================================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM ALLOCATION FUNDS

June 30, 2009
(Unaudited)

AIM GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.14%(a)


                                                                       CHANGE IN
                       % OF                                           UNREALIZED
                        NET       VALUE     PURCHASES    PROCEEDS    APPRECIATION    REALIZED     DIVIDEND    SHARES      VALUE
                      ASSETS    12/31/08     AT COST    FROM SALES  (DEPRECIATION)  GAIN (LOSS)    INCOME    06/30/09   06/30/09
----------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-65.17%

AIM Balanced-Risk
  Allocation Fund(b)   19.78% $         -- $84,320,643 $   (279,477)  $  (501,965) $     (1,241) $       -- 8,404,221 $ 83,537,960
----------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund(b)    3.44%   18,111,010     354,980   (6,156,666)    5,525,587    (3,298,871)         --   997,669   14,536,040
----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic
  Value Fund            6.07%   28,500,724     621,190   (7,669,779)   11,689,090    (7,504,646)         -- 3,351,187   25,636,579
----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
  Fund(b)               7.09%   41,934,856     773,205  (14,703,257)    5,649,101    (3,731,393)         -- 3,392,575   29,922,512
----------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund   8.67%   45,769,872     887,451  (14,567,825)   13,597,297    (9,091,448)         -- 2,152,668   36,595,347
----------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth
  Fund                  7.05%   40,872,332     709,974  (17,049,479)   15,666,663   (10,429,907)         -- 1,506,558   29,769,583
----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth
  Fund                  7.02%   38,619,388     709,987  (12,786,446)    7,880,541    (4,761,412)         -- 4,114,017   29,662,058
----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value
  Fund                  6.05%   38,697,900     621,190  (12,978,221)    5,498,890    (6,282,999)         -- 3,693,173   25,556,760
==================================================================================================================================
  Total Domestic
  Equity Funds                 252,506,082  88,998,620  (86,191,150)   65,005,204   (45,101,917)         --            275,216,839
==================================================================================================================================



FIXED-INCOME FUNDS-5.24%

AIM High Yield Fund     5.24%   23,340,924   1,888,075   (7,673,806)    7,164,840    (2,584,868)  1,512,768 6,415,990   22,135,165
==================================================================================================================================



FOREIGN EQUITY FUNDS-24.80%

AIM International
  Core Equity Fund     12.26%   49,769,463     936,618   (2,515,719)    4,631,756    (1,049,067)         -- 5,784,698   51,773,051
----------------------------------------------------------------------------------------------------------------------------------
AIM International
  Growth Fund          12.54%   49,464,182     936,619   (2,883,845)    5,621,639      (214,671)         -- 2,532,245   52,923,924
==================================================================================================================================
  Total Foreign
  Equity Funds                  99,233,645   1,873,237   (5,399,564)   10,253,395    (1,263,738)         --            104,696,975
==================================================================================================================================



REAL ESTATE FUNDS-4.93%

AIM Global Real
  Estate Fund           4.93%   17,440,711   3,650,283     (501,193)      872,399      (643,068)    134,136 2,779,590   20,819,132
==================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED MUTUAL
  FUNDS (Cost
  $583,378,326)       100.14% $392,521,362 $96,410,215 $(99,765,713)  $83,295,838  $(49,593,591) $1,646,904           $422,868,111
==================================================================================================================================
OTHER ASSETS LESS
  LIABILITIES          (0.14)%                                                                                            (572,758)
==================================================================================================================================
NET ASSETS            100.00%                                                                                         $422,295,353
__________________________________________________________________________________________________________________________________
==================================================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM ALLOCATION FUNDS

June 30, 2009
(Unaudited)

AIM MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.14%(a)


                                                                       CHANGE IN
                      % OF                                            UNREALIZED
                       NET       VALUE     PURCHASES     PROCEEDS    APPRECIATION    REALIZED     DIVIDEND    SHARES       VALUE
                     ASSETS    12/31/08     AT COST     FROM SALES  (DEPRECIATION)  GAIN (LOSS)    INCOME    06/30/09    06/30/09
-----------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY
  FUNDS-39.13%

AIM Balanced-Risk
  Allocation Fund(b)  11.87% $         -- $58,910,065 $    (306,427)  $  (351,343) $     (2,136) $       --  5,860,177 $ 58,250,159
-----------------------------------------------------------------------------------------------------------------------------------
AIM Capital
  Development
  Fund(b)              2.72%   15,576,350     137,244    (4,256,132)    4,784,452    (2,896,501)         --  1,166,557   13,345,413
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic
  Value Fund           3.43%   17,479,269     171,548    (3,191,186)    5,267,368    (2,928,305)         --  2,195,908   16,798,694
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
  Fund(b)              4.36%   28,177,602     214,450    (8,140,814)    2,609,743    (1,463,438)         --  2,426,025   21,397,543
-----------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic
  Value Fund           2.75%   14,554,769     137,248    (6,115,760)   10,630,668    (5,734,111)         --  1,714,098   13,472,814
-----------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector
  Fund                 3.42%   19,672,129     171,548    (4,807,283)    3,249,799    (1,505,586)         --    987,095   16,780,607
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured
  Growth Fund          4.33%   25,937,684     214,449    (6,808,282)    4,661,262    (2,748,159)         --  2,948,260   21,256,954
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value
  Fund                 3.41%   23,778,905     171,548    (6,560,088)    2,714,862    (3,358,050)         --  2,420,112   16,747,177
-----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small
  Companies Fund       2.84%   18,273,798     137,248    (6,241,057)    6,218,152    (4,451,643)         --  1,447,196   13,936,498
===================================================================================================================================
  Total Domestic
  Equity Funds                163,450,506  60,265,348   (46,427,029)   39,784,963   (25,087,929)         --             191,985,859
===================================================================================================================================



FIXED-INCOME FUNDS-41.08%

AIM Core Bond Fund    23.53%  142,724,495   4,257,945   (27,479,881)    1,114,546    (5,161,716)  3,423,581 13,744,689  115,455,389
-----------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate
  Fund                 3.16%   14,097,430     652,409    (2,849,525)    4,861,606    (1,282,858)    507,685  2,286,420   15,479,062
-----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund    9.32%   45,195,784   3,227,832   (11,387,139)   12,696,857    (4,041,383)  2,897,251 13,244,044   45,691,951
-----------------------------------------------------------------------------------------------------------------------------------
AIM International
  Total Return Fund    2.54%   16,596,214     208,040    (3,928,571)     (532,093)      130,179     117,349  1,164,684   12,473,769
-----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond
  Fund                 2.53%   16,002,286     457,578    (3,769,998)      262,860      (530,599)    366,886  1,468,336   12,422,127
===================================================================================================================================
  Total Fixed-Income
  Funds                       234,616,209   8,803,804   (49,415,114)   18,403,776   (10,886,377)  7,312,752             201,522,298
===================================================================================================================================



FOREIGN EQUITY FUNDS-17.10%

AIM International
  Core Equity Fund     9.68%   42,778,482   4,703,309    (2,547,256)    4,029,308    (1,473,491)         --  5,306,185   47,490,352
-----------------------------------------------------------------------------------------------------------------------------------
AIM International
  Growth Fund          7.42%   31,888,904   3,335,688    (2,017,311)    3,560,548      (357,317)         --  1,742,130   36,410,512
===================================================================================================================================
  Total Foreign
  Equity Funds                 74,667,386   8,038,997    (4,564,567)    7,589,856    (1,830,808)         --              83,900,864
===================================================================================================================================



REAL ESTATE FUNDS-2.83%

AIM Real Estate Fund   2.83%   11,868,490   4,338,188      (638,611)     (857,076)     (809,687)    221,645  1,110,328   13,901,304
===================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED MUTUAL
  FUNDS (Cost
  $640,996,990)      100.14% $484,602,591 $81,446,337 $(101,045,321)  $64,921,519  $(38,614,801) $7,534,397            $491,310,325
===================================================================================================================================
OTHER ASSETS LESS
  LIABILITIES         (0.14)%                                                                                              (701,589)
===================================================================================================================================
NET ASSETS           100.00%                                                                                           $490,608,736
___________________________________________________________________________________________________________________________________
===================================================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM ALLOCATION FUNDS

June 30, 2009
(Unaudited)

AIM MODERATE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.14%(a)


                                                                        CHANGE IN
                        % OF                                           UNREALIZED
                         NET       VALUE     PURCHASES    PROCEEDS    APPRECIATION    REALIZED     DIVIDEND    SHARES      VALUE
                       ASSETS    12/31/08     AT COST    FROM SALES  (DEPRECIATION)  GAIN (LOSS)    INCOME    06/30/09   06/30/09
-----------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-53.79%

AIM Balanced-Risk
  Allocation Fund(b)    16.36% $         -- $51,068,138 $   (147,769)  $  (303,796) $       (728) $       -- 5,092,137 $ 50,615,845
-----------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund(b)     3.08%   11,381,428     297,241   (3,507,480)    3,449,388    (2,084,755)         --   654,483    9,535,822
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic
  Value Fund             4.83%   15,936,847     462,375   (3,724,015)    6,056,734    (3,778,192)         -- 1,954,739   14,953,749
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
  Fund(b)                5.80%   24,150,229     544,918   (7,827,439)    2,958,425    (1,883,022)         -- 2,034,366   17,943,111
-----------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic
  Value Fund             3.46%   11,837,192     330,268   (5,590,719)    9,288,634    (5,162,727)         -- 1,361,660   10,702,648
-----------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund    5.17%   19,179,508     495,402   (5,500,127)    5,493,038    (3,663,322)         --   941,441   16,004,499
-----------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity
  Fund                   4.51%   20,117,872     429,385   (7,414,977)    5,083,187    (4,250,459)         -- 1,654,622   13,965,008
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth
  Fund                   5.76%   22,247,329     544,930   (6,719,740)    5,648,100    (3,891,850)         -- 2,472,783   17,828,769
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value
  Fund                   4.82%   21,612,776     462,375   (6,680,549)    3,149,822    (3,636,695)         -- 2,154,296   14,907,729
===================================================================================================================================
  Total Domestic
  Equity Funds                  146,463,181  54,635,032  (47,112,815)   40,823,532   (28,351,750)         --            166,457,180
===================================================================================================================================



FIXED-INCOME FUNDS-20.73%

AIM Core Bond Fund      10.31%   40,194,993   1,671,852   (8,811,458)      349,251    (1,499,339)    974,424 3,798,250   31,905,299
-----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund     10.42%   32,574,440   2,811,849   (9,484,796)    9,469,318    (3,105,152)  2,118,165 9,352,365   32,265,659
===================================================================================================================================
  Total Fixed-Income
  Funds                          72,769,433   4,483,701  (18,296,254)    9,818,569    (4,604,491)  3,092,589             64,170,958
===================================================================================================================================



FOREIGN EQUITY FUNDS-21.70%

AIM International Core
  Equity Fund           10.73%   30,594,639   1,866,933   (1,330,934)    3,156,220    (1,079,418)         -- 3,710,329   33,207,440
-----------------------------------------------------------------------------------------------------------------------------------
AIM International
  Growth Fund           10.97%   30,407,077   1,698,698   (1,404,905)    3,931,579      (687,531)         -- 1,624,159   33,944,918
===================================================================================================================================
  Total Foreign Equity
  Funds                          61,001,716   3,565,631   (2,735,839)    7,087,799    (1,766,949)         --             67,152,358
===================================================================================================================================



REAL ESTATE FUNDS-3.92%

AIM Global Real Estate
  Fund                   3.92%    9,752,812   2,701,056     (400,811)      581,842      (495,703)     76,885 1,620,720   12,139,196
===================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED MUTUAL
  FUNDS (Cost
  $423,873,317)        100.14% $289,987,142 $65,385,420 $(68,545,719)  $58,311,742  $(35,218,893) $3,169,474           $309,919,692
===================================================================================================================================
OTHER ASSETS LESS
  LIABILITIES           (0.14)%                                                                                            (442,203)
===================================================================================================================================
NET ASSETS             100.00%                                                                                         $309,477,489
___________________________________________________________________________________________________________________________________
===================================================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM ALLOCATION FUNDS

June 30, 2009
(Unaudited)

AIM MODERATELY CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.03%(a)


                                                                          CHANGE IN
                           % OF                                          UNREALIZED
                            NET      VALUE     PURCHASES    PROCEEDS    APPRECIATION    REALIZED    DIVIDEND    SHARES     VALUE
                          ASSETS    12/31/08    AT COST    FROM SALES  (DEPRECIATION) GAIN (LOSS)    INCOME    06/30/09   06/30/09
-----------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-29.33%

AIM Balanced-Risk
  Allocation Fund(b)        8.85% $        -- $ 7,687,257 $   (150,788)  $  (44,397)  $      (410) $       --   753,688 $ 7,491,662
-----------------------------------------------------------------------------------------------------------------------------------
AIM Capital Development
  Fund(b)                   1.68%   1,494,039      87,561     (344,394)     464,465      (274,684)         --   124,737   1,426,987
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value
  Fund                      3.83%   3,043,745     197,072     (445,238)     988,988      (545,316)         --   423,431   3,239,251
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
  Fund(b)                   3.89%   3,871,241     197,072     (944,208)     542,717      (368,682)         --   373,939   3,298,140
-----------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value
  Fund                      1.70%   1,404,304      87,561     (546,252)     989,725      (495,376)         --   183,201   1,439,962
-----------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund       1.70%   1,510,217      87,561     (306,674)     356,238      (211,557)         --    84,458   1,435,785
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth
  Fund                      3.87%   3,572,634     197,072     (777,076)     735,994      (451,759)         --   454,489   3,276,865
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund   3.81%   4,080,722     197,072     (954,983)     554,090      (648,225)         --   466,572   3,228,676
===================================================================================================================================
  Total Domestic Equity
  Funds                            18,976,902   8,738,228   (4,469,613)   4,587,820    (2,996,009)         --            24,837,328
===================================================================================================================================



FIXED-INCOME FUNDS-61.01%

AIM Core Bond Fund         22.95%  21,015,416   1,448,186   (2,466,270)      44,642      (607,370)    520,741 2,313,643  19,434,604
-----------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund      5.22%   3,551,378     362,574     (434,466)   1,153,067      (216,125)    132,197   652,353   4,416,428
-----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund         4.11%   3,045,426     353,845     (529,825)     825,315      (218,447)    202,899 1,007,627   3,476,314
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Total
  Return Fund               3.53%   3,491,465     159,514     (582,904)     (89,832)       11,932      26,487   279,195   2,990,175
-----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund   12.06%  11,532,206     728,379   (1,864,681)     122,862      (309,650)    272,286 1,206,751  10,209,116
-----------------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund   13.14%  14,410,483     814,964   (3,520,754)    (667,914)       91,240     320,864 1,263,112  11,128,019
===================================================================================================================================
  Total Fixed-Income
  Funds                            57,046,374   3,867,462   (9,398,900)   1,388,140    (1,248,420)  1,475,474            51,654,656
===================================================================================================================================



FOREIGN EQUITY FUNDS-7.26%

AIM International Core
  Equity Fund               4.80%   3,283,069     770,864     (202,135)     405,461      (188,978)         --   454,557   4,068,281
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth
  Fund                      2.46%   1,630,998     379,656     (105,684)     245,072       (70,865)         --    99,482   2,079,177
===================================================================================================================================
  Total Foreign Equity
  Funds                             4,914,067   1,150,520     (307,819)     650,533      (259,843)         --             6,147,458
===================================================================================================================================



REAL ESTATE FUNDS-2.43%

AIM Select Real Estate
  Income Fund               2.43%   1,629,342     542,066      (99,652)      73,369       (86,497)     32,840   372,940   2,058,628
===================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED MUTUAL FUNDS
  (Cost $103,118,994)     100.03% $82,566,685 $14,298,276 $(14,275,984)  $6,699,862   $(4,590,769) $1,508,314           $84,698,070
===================================================================================================================================
OTHER ASSETS LESS
  LIABILITIES              (0.03)%                                                                                          (25,517)
===================================================================================================================================
NET ASSETS                100.00%                                                                                       $84,672,553
___________________________________________________________________________________________________________________________________
===================================================================================================================================




Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM ALLOCATION FUNDS

PORTFOLIO COMPOSITION

As of June 30, 2009
(Unaudited)

AIM CONSERVATIVE ALLOCATION FUND


                                                                                  % OF TOTAL
                                                                     TARGET       NET ASSETS
ASSET CLASS                                                        ALLOCATION   AS OF 06/30/09
----------------------------------------------------------------------------------------------
Balanced Risk                                                          6.00%          5.95%
----------------------------------------------------------------------------------------------
Intermediate Term Taxable Investment Grade                            26.00          26.33
----------------------------------------------------------------------------------------------
International/Global Blend                                             2.50           2.40
----------------------------------------------------------------------------------------------
Large Cap Blend                                                        3.50           3.42
----------------------------------------------------------------------------------------------
Large Cap Growth                                                       3.50           3.45
----------------------------------------------------------------------------------------------
Large Cap Value                                                        3.50           3.39
----------------------------------------------------------------------------------------------
Mid Cap Blend                                                          1.75           1.66
----------------------------------------------------------------------------------------------
Real Estate                                                            2.50           2.43
----------------------------------------------------------------------------------------------
Sector                                                                 1.75           1.69
----------------------------------------------------------------------------------------------
Short Term Taxable Investment Grade                                   32.00          32.06
----------------------------------------------------------------------------------------------
Taxable Non Investment Grade                                           7.00           7.29
----------------------------------------------------------------------------------------------
Cash Equivalents Plus Other Assets Less Liabilities                   10.00           9.93
______________________________________________________________________________________________
==============================================================================================




AIM MODERATE ALLOCATION FUND


                                                                                  % OF TOTAL
                                                                     TARGET       NET ASSETS
ASSET CLASS                                                        ALLOCATION   AS OF 06/30/09
----------------------------------------------------------------------------------------------
Balanced Risk                                                         11.85%         11.87%
----------------------------------------------------------------------------------------------
Intermediate Term Taxable Investment Grade                            25.50          26.07
----------------------------------------------------------------------------------------------
International/Global Blend                                            10.00           9.68
----------------------------------------------------------------------------------------------
International/Global Growth                                            7.50           7.42
----------------------------------------------------------------------------------------------
Large Cap Growth                                                       8.75           8.69
----------------------------------------------------------------------------------------------
Large Cap Value                                                        7.00           6.84
----------------------------------------------------------------------------------------------
Mid Cap Growth                                                         2.80           2.72
----------------------------------------------------------------------------------------------
Mid Cap Value                                                          2.80           2.75
----------------------------------------------------------------------------------------------
Real Estate                                                            3.00           2.83
----------------------------------------------------------------------------------------------
Sector                                                                 3.50           3.42
----------------------------------------------------------------------------------------------
Short Term Taxable Investment Grade                                    2.50           2.53
----------------------------------------------------------------------------------------------
Small Cap Blend                                                        2.80           2.84
----------------------------------------------------------------------------------------------
Taxable Non Investment Grade                                          12.00          12.48
----------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                        (0.14)
______________________________________________________________________________________________
==============================================================================================




AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                                                                                  % OF TOTAL
                                                                     TARGET       NET ASSETS
ASSET CLASS                                                        ALLOCATION   AS OF 06/30/09
----------------------------------------------------------------------------------------------
Balanced Risk                                                          9.00%          8.85%
----------------------------------------------------------------------------------------------
Intermediate Term Taxable Investment Grade                            39.00          39.62
----------------------------------------------------------------------------------------------
International/Global Blend                                             5.00           4.80
----------------------------------------------------------------------------------------------
International/Global Growth                                            2.50           2.46
----------------------------------------------------------------------------------------------
Large Cap Growth                                                       7.87           7.76
----------------------------------------------------------------------------------------------
Large Cap Value                                                        7.88           7.64
----------------------------------------------------------------------------------------------
Mid Cap Growth                                                         1.75           1.68
----------------------------------------------------------------------------------------------
Mid Cap Value                                                          1.75           1.70
----------------------------------------------------------------------------------------------
Real Estate                                                            2.50           2.43
----------------------------------------------------------------------------------------------
Sector                                                                 1.75           1.70
----------------------------------------------------------------------------------------------
Short Term Taxable Investment Grade                                   12.00          12.06
----------------------------------------------------------------------------------------------
Taxable Non Investment Grade                                           9.00           9.33
----------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                        (0.03)
______________________________________________________________________________________________
==============================================================================================





AIM GROWTH ALLOCATION FUND


                                                                                  % OF TOTAL
                                                                     TARGET       NET ASSETS
ASSET CLASS                                                        ALLOCATION   AS OF 06/30/09
----------------------------------------------------------------------------------------------
Balanced Risk                                                         19.50%         19.78%
----------------------------------------------------------------------------------------------
International/Global Blend                                            12.50          12.26
----------------------------------------------------------------------------------------------
International/Global Growth                                           12.50          12.54
----------------------------------------------------------------------------------------------
Large Cap Growth                                                      14.00          14.11
----------------------------------------------------------------------------------------------
Large Cap Value                                                       12.25          12.12
----------------------------------------------------------------------------------------------
Mid Cap Growth                                                         3.50           3.44
----------------------------------------------------------------------------------------------
Real Estate                                                            5.00           4.93
----------------------------------------------------------------------------------------------
Sector                                                                 8.75           8.67
----------------------------------------------------------------------------------------------
Small Cap Growth                                                       7.00           7.05
----------------------------------------------------------------------------------------------
Taxable Non Investment Grade                                           5.00           5.24
----------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                        (0.14)
______________________________________________________________________________________________
==============================================================================================




AIM MODERATE GROWTH ALLOCATION FUND


                                                                                  % OF TOTAL
                                                                     TARGET       NET ASSETS
ASSET CLASS                                                        ALLOCATION   AS OF 06/30/09
----------------------------------------------------------------------------------------------
Balanced Risk                                                         16.20%         16.36%
----------------------------------------------------------------------------------------------
Intermediate Term Taxable Investment Grade                            10.00          10.31
----------------------------------------------------------------------------------------------
International/Global Blend                                            11.00          10.73
----------------------------------------------------------------------------------------------
International/Global Growth                                           11.00          10.97
----------------------------------------------------------------------------------------------
Large Cap Growth                                                      11.55          11.56
----------------------------------------------------------------------------------------------
Large Cap Value                                                        9.80           9.65
----------------------------------------------------------------------------------------------
Mid Cap Growth                                                         3.15           3.08
----------------------------------------------------------------------------------------------
Mid Cap Value                                                          3.50           3.46
----------------------------------------------------------------------------------------------
Real Estate                                                            4.00           3.92
----------------------------------------------------------------------------------------------
Sector                                                                 5.25           5.17
----------------------------------------------------------------------------------------------
Small Cap Blend                                                        4.55           4.51
----------------------------------------------------------------------------------------------
Taxable Non Investment Grade                                          10.00          10.42
----------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                        (0.14)
______________________________________________________________________________________________
==============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM ALLOCATION FUNDS

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)



                                                                                               AIM MODERATE    AIM MODERATELY
                                         AIM CONSERVATIVE     AIM GROWTH      AIM MODERATE        GROWTH        CONSERVATIVE
                                          ALLOCATION FUND  ALLOCATION FUND  ALLOCATION FUND  ALLOCATION FUND  ALLOCATION FUND
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------

ASSETS:

Investments in affiliated underlying
  funds, at value                          $121,218,674     $ 422,868,111    $ 491,310,325    $ 309,919,692     $ 84,698,070
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
Receivables for:
  Investments sold -- affiliated
     underlying funds                            30,169                --               --               --               --
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Fund shares sold                              206,071           498,466          394,766          662,633          160,010
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Dividends from affiliated funds                 5,579                --               --               --               --
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Fund expenses absorbed                          8,181                --               --               --               --
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
Investment for trustee deferred
  compensation and retirement plans               6,082             7,546            8,014            5,767            4,898
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
Other assets                                     41,011            46,406           48,948           45,285           40,401
=======================================  ================  ===============  ===============  ===============  ===============
     Total assets                           121,515,767       423,420,529      491,762,053      310,633,377       84,903,379
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============


LIABILITIES:

Payables for:
  Investments purchased -- affiliated
     underlying funds                                --             5,749          138,920          246,190           22,964
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Fund shares reacquired                        228,385           538,231          439,630          521,760           91,987
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Accrued fees to affiliates                     91,538           439,217          416,344          279,312           63,965
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Accrued operating expenses                     38,975           106,934          115,407           87,127           43,624
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
Trustee deferred compensation and
  retirement plans                               12,128            35,045           43,016           21,499            8,286
=======================================  ================  ===============  ===============  ===============  ===============
     Total liabilities                          371,026         1,125,176        1,153,317        1,155,888          230,826
=======================================  ================  ===============  ===============  ===============  ===============
Net assets applicable to shares
  outstanding                              $121,144,741     $ 422,295,353    $ 490,608,736    $ 309,477,489     $ 84,672,553
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============


NET ASSETS CONSIST OF:

Shares of beneficial interest              $143,633,582     $ 641,118,954    $ 678,810,128    $ 470,322,794     $111,357,707
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
Undistributed net investment income           2,037,363         5,863,617       14,986,494       12,325,984        2,649,518
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
Undistributed net realized gain (loss)       (7,042,740)      (64,177,003)     (53,501,221)     (59,217,664)     (10,913,748)
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
Unrealized appreciation (depreciation)      (17,483,464)     (160,510,215)    (149,686,665)    (113,953,625)     (18,420,924)
=======================================  ================  ===============  ===============  ===============  ===============
                                           $121,144,741     $ 422,295,353    $ 490,608,736    $ 309,477,489     $ 84,672,553
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM ALLOCATION FUNDS

June 30, 2009
(Unaudited)



                                                                                               AIM MODERATE    AIM MODERATELY
                                         AIM CONSERVATIVE     AIM GROWTH      AIM MODERATE        GROWTH        CONSERVATIVE
                                          ALLOCATION FUND  ALLOCATION FUND  ALLOCATION FUND  ALLOCATION FUND  ALLOCATION FUND
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS:

Class A                                    $ 75,945,408      $281,902,893     $307,357,344     $218,363,225     $ 61,578,776
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============
Class B                                    $ 16,519,413      $ 66,432,752     $ 80,418,837     $ 40,013,461     $  8,250,622
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============
Class C                                    $ 23,325,400      $ 62,787,374     $ 86,625,125     $ 45,321,572     $ 12,956,420
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============
Class R                                    $  4,636,469      $  9,934,524     $ 15,270,464     $  5,225,296     $  1,827,111
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============
Class Y                                    $    679,837      $  1,169,005     $    928,035     $    542,518     $     33,698
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============
Institutional Class                        $     38,214      $     68,805     $      8,931     $     11,417     $     25,926
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                       8,634,124        33,248,249       36,302,585       25,453,271        7,062,684
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============
Class B                                       1,896,210         7,994,016        9,558,756        4,751,204          954,553
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============
Class C                                       2,678,952         7,555,050       10,299,688        5,386,183        1,495,544
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============
Class R                                         529,148         1,178,646        1,806,813          613,893          210,092
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============
Class Y                                          77,201           137,589          109,517           63,125            3,864
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============
Institutional Class                               4,372             8,048            1,051            1,323            2,962
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============
Class A:
  Net asset value per share                $       8.80      $       8.48     $       8.47     $       8.58     $       8.72
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Maximum offering price per share
     (Net asset value divided by
       94.50%)                             $       9.31      $       8.97     $       8.96     $       9.08     $       9.23
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============
Class B:
  Net asset value and offering price
     per share                             $       8.71      $       8.31     $       8.41     $       8.42     $       8.64
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============
Class C:
  Net asset value and offering price
     per share                             $       8.71      $       8.31     $       8.41     $       8.41     $       8.66
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============
Class R:
  Net asset value and offering price
     per share                             $       8.76      $       8.43     $       8.45     $       8.51     $       8.70
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============
Class Y:
  Net asset value and offering price
     per share                             $       8.81      $       8.50     $       8.47     $       8.59     $       8.72
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============
Institutional Class:
  Net asset value and offering price
     per share                             $       8.74      $       8.55     $       8.50     $       8.63     $       8.75
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============
Cost of Investments in affiliated
  underlying funds                         $138,702,138      $583,378,326     $640,996,990     $423,873,317     $103,118,994
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM ALLOCATION FUNDS

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)



                                                                                               AIM MODERATE    AIM MODERATELY
                                         AIM CONSERVATIVE     AIM GROWTH      AIM MODERATE        GROWTH        CONSERVATIVE
                                          ALLOCATION FUND  ALLOCATION FUND  ALLOCATION FUND  ALLOCATION FUND  ALLOCATION FUND
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------

INVESTMENT INCOME:

Dividends from affiliated underlying
  funds                                     $ 1,896,487      $  1,646,904     $  7,534,397     $  3,169,474     $ 1,508,314
=======================================  ================  ===============  ===============  ===============  ===============


EXPENSES:

Administrative services fees                     24,794            68,202           77,633           56,954          24,795
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
Custodian fees                                    4,015             5,695            5,161            3,941           6,777
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
Distribution fees:
  Class A                                        88,684           312,940          355,710          243,735          72,234
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Class B                                        84,360           306,422          390,957          187,364          40,951
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Class C                                       112,398           282,264          409,823          209,454          61,007
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Class R                                        10,871            21,270           35,056           12,017           4,120
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
Transfer agent fees -- A, B, C, R and Y         142,101           723,076          585,704          411,726          86,776
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
Transfer agent fees -- Institutional                  4                27                1                5              10
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
Trustees' and officers' fees and
  benefits                                       11,694            16,744           18,239           15,243          11,743
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
Registration and filing fees                     38,223            44,374           47,885           41,314          36,420
---------------------------------------  ----------------  ---------------  ---------------  ---------------  ---------------
Other                                            37,262            92,495           89,385           61,372          34,269
=======================================  ================  ===============  ===============  ===============  ===============
     Total expenses                             554,406         1,873,509        2,015,554        1,243,125         379,102
=======================================  ================  ===============  ===============  ===============  ===============
Less: Expenses reimbursed and expense
  offset arrangement(s)                        (125,883)         (556,373)        (549,453)        (423,941)       (144,993)
=======================================  ================  ===============  ===============  ===============  ===============
     Net expenses                               428,523         1,317,136        1,466,101          819,184         234,109
=======================================  ================  ===============  ===============  ===============  ===============
Net investment income                         1,467,964           329,768        6,068,296        2,350,290       1,274,205
=======================================  ================  ===============  ===============  ===============  ===============


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) on sales of
  affiliated underlying fund shares          (3,672,063)      (49,593,591)     (38,614,801)     (35,218,893)     (4,590,769)
=======================================  ================  ===============  ===============  ===============  ===============
Change in net unrealized appreciation
  of affiliated underlying fund shares        6,018,078        83,295,838       64,921,519       58,311,742       6,699,862
=======================================  ================  ===============  ===============  ===============  ===============
Net increase in net assets resulting
  from operations                           $ 3,813,979      $ 34,032,015     $ 32,375,014     $ 25,443,139     $ 3,383,298
_______________________________________  ________________  _______________  _______________  _______________  _______________
=======================================  ================  ===============  ===============  ===============  ===============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM ALLOCATION FUNDS

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                             AIM CONSERVATIVE                  AIM GROWTH                    AIM MODERATE
                                              ALLOCATION FUND               ALLOCATION FUND                ALLOCATION FUND
                                       ----------------------------  -----------------------------  -----------------------------
                                         JUNE 30,      DECEMBER 31,    JUNE 30,       DECEMBER 31,    JUNE 30,       DECEMBER 31,
                                           2009            2008          2009             2008          2009             2008
-------------------------------------  ----------------------------  -----------------------------  -----------------------------

OPERATIONS:

  Net investment income                $  1,467,964    $  5,582,260  $    329,768    $   5,567,406  $  6,068,296    $  23,473,835
-------------------------------------  ----------------------------  -----------------------------  -----------------------------
  Net realized gain (loss)               (3,672,063)     (2,764,688)  (49,593,591)     (14,563,736)  (38,614,801)     (14,618,281)
-------------------------------------  ----------------------------  -----------------------------  -----------------------------
  Change in net unrealized
     appreciation (depreciation)          6,018,078     (23,849,113)   83,295,838     (286,842,202)   64,921,519     (252,362,992)
=====================================  ============================  =============================  =============================
     Net increase (decrease) in net
       assets resulting from
       operations                         3,813,979     (21,031,541)   34,032,015     (295,838,532)   32,375,014     (243,507,438)
=====================================  ============================  =============================  =============================
Distributions to shareholders from
  net investment income:
  Class A                                        --      (3,306,228)           --         (190,683)           --      (10,470,164)
-------------------------------------  ----------------------------  -----------------------------  -----------------------------
  Class B                                        --        (707,571)           --          (48,684)           --       (2,217,308)
-------------------------------------  ----------------------------  -----------------------------  -----------------------------
  Class C                                        --        (878,144)           --          (44,880)           --       (2,240,551)
-------------------------------------  ----------------------------  -----------------------------  -----------------------------
  Class R                                        --        (188,657)           --           (6,274)           --         (489,255)
-------------------------------------  ----------------------------  -----------------------------  -----------------------------
  Class Y                                        --         (26,033)           --             (484)           --          (22,386)
-------------------------------------  ----------------------------  -----------------------------  -----------------------------
  Institutional Class                            --            (958)           --              (46)           --             (323)
=====================================  ============================  =============================  =============================
     Total distributions from net
       investment income                         --      (5,107,591)           --         (291,051)           --      (15,439,987)
=====================================  ============================  =============================  =============================
Distributions to shareholders from
  net realized gains:
  Class A                                        --        (666,483)           --      (20,518,639)           --      (11,409,560)
-------------------------------------  ----------------------------  -----------------------------  -----------------------------
  Class B                                        --        (172,478)           --       (5,342,664)           --       (3,448,116)
-------------------------------------  ----------------------------  -----------------------------  -----------------------------
  Class C                                        --        (214,057)           --       (4,831,909)           --       (3,484,016)
-------------------------------------  ----------------------------  -----------------------------  -----------------------------
  Class R                                        --         (40,365)           --         (678,997)           --         (591,937)
-------------------------------------  ----------------------------  -----------------------------  -----------------------------
  Class Y                                        --          (5,173)           --          (52,399)           --          (23,829)
-------------------------------------  ----------------------------  -----------------------------  -----------------------------
  Institutional Class                            --            (182)           --           (4,968)           --             (320)
=====================================  ============================  =============================  =============================
     Total distributions from net
       realized gains                            --      (1,098,738)           --      (31,429,576)           --      (18,957,778)
=====================================  ============================  =============================  =============================
Share transactions-net:
  Class A                                 1,644,184      14,089,841       553,304      (10,070,017)   (8,384,864)      (3,072,749)
-------------------------------------  ----------------------------  -----------------------------  -----------------------------
  Class B                                (1,910,668)      2,245,697    (4,050,276)      (9,052,646)  (10,403,283)     (18,169,433)
-------------------------------------  ----------------------------  -----------------------------  -----------------------------
  Class C                                    17,816       5,344,849    (1,227,963)       3,338,948    (7,043,323)      (3,123,262)
-------------------------------------  ----------------------------  -----------------------------  -----------------------------
  Class R                                   241,291         397,908       742,231        2,600,734        19,979        3,051,783
-------------------------------------  ----------------------------  -----------------------------  -----------------------------
  Class Y                                    98,889         622,122       418,685          879,053       192,298          825,922
-------------------------------------  ----------------------------  -----------------------------  -----------------------------
  Institutional Class                        17,000          11,977            --           10,283            --              643
=====================================  ============================  =============================  =============================
     Net increase (decrease) in net
       assets resulting from share
       transactions                         108,512      22,712,394    (3,564,019)     (12,293,645)  (25,619,193)     (20,487,096)
=====================================  ============================  =============================  =============================
     Net increase (decrease) in net
       assets                             3,922,491      (4,525,476)   30,467,996     (339,852,804)    6,755,821     (298,392,299)
=====================================  ============================  =============================  =============================


NET ASSETS:

  Beginning of period                   117,222,250     121,747,726   391,827,357      731,680,161   483,852,915      782,245,214
=====================================  ============================  =============================  =============================
  End of period*                       $121,144,741    $117,222,250  $422,295,353    $ 391,827,357  $490,608,736    $ 483,852,915
=====================================  ============================  =============================  =============================
  * Includes accumulated
     undistributed net investment
     income                            $  2,037,363    $    569,399  $  5,863,617    $   5,533,849  $ 14,986,494    $   8,918,198
_____________________________________  ____________________________  _____________________________  _____________________________
=====================================  ============================  =============================  =============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM ALLOCATION FUNDS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                               AIM MODERATE GROWTH         AIM MODERATELY CONSERVATIVE
                                                                 ALLOCATION FUND                 ALLOCATION FUND
                                                          -----------------------------    ---------------------------
                                                            JUNE 30,       DECEMBER 31,      JUNE 30,     DECEMBER 31,
                                                              2009             2008            2009           2008
-------------------------------------------------------   -----------------------------    ---------------------------

OPERATIONS:

  Net investment income                                   $  2,350,290    $   9,995,995    $ 1,274,205    $  4,590,612
-------------------------------------------------------   -----------------------------    ---------------------------
  Net realized gain (loss)                                 (35,218,893)     (23,888,445)    (4,590,769)     (6,168,674)
-------------------------------------------------------   -----------------------------    ---------------------------
  Change in net unrealized appreciation (depreciation)      58,311,742     (179,181,354)     6,699,862     (24,706,876)
=======================================================   =============================    ===========================
     Net increase (decrease) in net assets resulting
       from operations                                      25,443,139     (193,073,804)     3,383,298     (26,284,938)
=======================================================   =============================    ===========================
Distributions to shareholders from net investment
  income:
  Class A                                                           --         (206,733)            --      (2,625,592)
-------------------------------------------------------   -----------------------------    ---------------------------
  Class B                                                           --          (42,891)            --        (325,141)
-------------------------------------------------------   -----------------------------    ---------------------------
  Class C                                                           --          (46,256)            --        (476,570)
-------------------------------------------------------   -----------------------------    ---------------------------
  Class R                                                           --           (5,044)            --         (63,577)
-------------------------------------------------------   -----------------------------    ---------------------------
  Class Y                                                           --             (485)            --          (1,425)
-------------------------------------------------------   -----------------------------    ---------------------------
  Institutional Class                                               --              (11)            --          (1,189)
=======================================================   =============================    ===========================
     Total distributions from net investment income                 --         (301,420)            --      (3,493,494)
=======================================================   =============================    ===========================
Distributions to shareholders from net realized gains:
  Class A                                                           --      (10,994,188)            --        (714,330)
-------------------------------------------------------   -----------------------------    ---------------------------
  Class B                                                           --       (2,285,543)            --        (109,734)
-------------------------------------------------------   -----------------------------    ---------------------------
  Class C                                                           --       (2,454,402)            --        (160,839)
-------------------------------------------------------   -----------------------------    ---------------------------
  Class R                                                           --         (268,559)            --         (18,482)
-------------------------------------------------------   -----------------------------    ---------------------------
  Class Y                                                           --          (25,805)            --            (381)
-------------------------------------------------------   -----------------------------    ---------------------------
  Institutional Class                                               --             (571)            --            (301)
=======================================================   =============================    ===========================
     Total distributions from net realized gains                    --      (16,029,068)            --      (1,004,067)
=======================================================   =============================    ===========================
Share transactions-net:
  Class A                                                      446,271       (9,526,613)       203,856      (1,354,672)
-------------------------------------------------------   -----------------------------    ---------------------------
  Class B                                                   (3,442,706)      (2,307,430)      (938,668)        777,786
-------------------------------------------------------   -----------------------------    ---------------------------
  Class C                                                   (2,497,649)       4,091,924       (616,036)      3,040,666
-------------------------------------------------------   -----------------------------    ---------------------------
  Class R                                                     (127,246)       2,300,765        197,396         584,472
-------------------------------------------------------   -----------------------------    ---------------------------
  Class Y                                                        2,954          615,333          1,088          35,678
-------------------------------------------------------   -----------------------------    ---------------------------
  Institutional Class                                               --            3,582             --           1,490
=======================================================   =============================    ===========================
     Net increase (decrease) in net assets resulting
       from share transactions                              (5,618,376)      (4,822,439)    (1,152,364)      3,085,420
=======================================================   =============================    ===========================
     Net increase (decrease) in net assets                  19,824,763     (214,226,731)     2,230,934     (27,697,079)
=======================================================   =============================    ===========================


NET ASSETS:

  Beginning of period                                      289,652,726      503,879,457     82,441,619     110,138,698
=======================================================   =============================    ===========================
  End of period*                                          $309,477,489    $ 289,652,726    $84,672,553    $ 82,441,619
=======================================================   =============================    ===========================
  * Includes accumulated undistributed net investment
     income                                               $ 12,325,984    $   9,975,694    $ 2,649,518    $  1,375,313
_______________________________________________________   _____________________________    ___________________________
=======================================================   =============================    ===========================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        AIM ALLOCATION FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Growth Series (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios (each constituting a "Fund"), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report are AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund, AIM Moderate Growth Allocation Fund, and AIM Moderately Conservative Allocation Fund (collectively, the "Funds"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The investment objectives: to provide total return consistent with a lower level of risk relative to the broad stock market for AIM Conservative Allocation Fund and AIM Moderately Conservative Allocation Fund, to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market for AIM Growth Allocation Fund and AIM Moderate Growth Allocation Fund, and to provide total return consistent with a moderate level of risk relative to the broad stock market for AIM Moderate Allocation Fund. Each Fund is a "fund of funds", that invests in the Institutional Class of other mutual Funds ("underlying funds") advised by Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). The Advisor may change the Fund's asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

  Each Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

        Securities in the underlying funds, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors

24        AIM ALLOCATION FUNDS
      may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal tax purposes.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

D. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

        Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds' servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco Aim indirectly as a shareholder of the underlying funds.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).


25        AIM ALLOCATION FUNDS

  Through June 30, 2009, Invesco Aim had contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding 12b-1 plan payments and certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares for each Fund as shown in the following table under Expense Limit. The Funds operating expenses are limited to the Expense Limit plus the 12b-1 Fee.

                                                                                                         ESTIMATED ACQUIRED
                                                                          12B-1 FEES                        FUND FEES AND
                                             EXPENSE     -------------------------------------------        EXPENSES FROM
                                              LIMIT      CLASS A     CLASS B     CLASS C     CLASS R       UNDERLYING FUND
---------------------------------------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund               0.23%       0.25%       1.00%       1.00%       0.50%            0.60%
---------------------------------------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                     0.21%       0.25%       1.00%       1.00%       0.50%            0.80%
---------------------------------------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                   0.12%       0.25%       1.00%       1.00%       0.50%            0.75%
---------------------------------------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund            0.12%       0.25%       1.00%       1.00%       0.50%            0.77%
---------------------------------------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation
  Fund                                         0.14%       0.25%       1.00%       1.00%       0.50%            0.69%
---------------------------------------------------------------------------------------------------------------------------




  Effective July 1, 2009, Invesco Aim has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares through at least June 30, 2010 for each Fund as shown in the following table:

                                                                                                              INSTITUTIONAL
                                                  CLASS A     CLASS B     CLASS C     CLASS R     CLASS Y         CLASS
---------------------------------------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund                    0.48%       1.23%       1.23%       0.73%       0.23%          0.23%
---------------------------------------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                          0.46%       1.21%       1.21%       0.71%       0.21%          0.21%
---------------------------------------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                        0.37%       1.12%       1.12%       0.62%       0.12%          0.12%
---------------------------------------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                 0.37%       1.12%       1.12%       0.62%       0.12%          0.12%
---------------------------------------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund         0.39%       1.14%       1.14%       0.64%       0.14%          0.14%
---------------------------------------------------------------------------------------------------------------------------




  In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds receive from banks where the Funds or its transfer agent have deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Funds.

  Acquired Fund Fees and Expenses are not fees and expenses incurred by the Funds directly but are fees and expenses, including management fees, of the investment companies in which the Funds invest. As a result, the net operating expenses will exceed the expense limits above. You incur these expenses indirectly through the valuation of each Fund's investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Funds.

  For the six months ended June 30, 2009, the Advisor reimbursed the following expenses:

                                                                                                                      INSTITUTIONAL
                                          FUND LEVEL      CLASS A     CLASS B     CLASS C     CLASS R     CLASS Y         CLASS
-----------------------------------------------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund            $   115      $ 76,747     $18,251     $24,317     $ 4,704      $  646          $--
-----------------------------------------------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                      751       363,565      88,998      81,982      12,355       1,166           --
-----------------------------------------------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                    603       338,512      93,014      97,502      16,681         844           --
-----------------------------------------------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund          12,210       284,335      54,643      61,086       7,009         694            5
-----------------------------------------------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation
  Fund                                       55,505        62,309       8,831      13,156       1,777          33           10
-----------------------------------------------------------------------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to each Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). Each Fund, pursuant to the Plans, pays IADI compensation at the annual rate based on the Fund's average daily net assets for each class as shown in the table above. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any

26        AIM ALLOCATION FUNDS
amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund. For the six months ended June 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2009, IADI advised the Funds that IADI retained the following in front-end sales commissions from the sale of Class A shares and received the following in CDCS imposed on redemptions by shareholders:

                                                          FRONT END
                                                            SALES             CONTINGENT DEFERRED SALES CHARGES
                                                           CHARGES      --------------------------------------------
                                                           CLASS A      CLASS A      CLASS B     CLASS C     CLASS R
--------------------------------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund                           $25,405        $--       $ 31,818      $2,597       $--
--------------------------------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                                  85,255         79         68,574       3,496        --
--------------------------------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                                69,876         92        105,984       7,702        --
--------------------------------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                         59,334         --         39,663       2,419        --
--------------------------------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund                 14,335         --         20,243         817        --
--------------------------------------------------------------------------------------------------------------------




  The underlying funds pay no distribution fees and the Fund's pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                                                                                 EQUITY SECURITIES
--------------------------------------------------------------------------------------------------------------------
FUND NAME                                                         LEVEL 1       LEVEL 2     LEVEL 3         TOTAL
--------------------------------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund                               $121,218,674       $--         $--       $121,218,674
--------------------------------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                                      422,868,111        --          --        422,868,111
--------------------------------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                                    491,310,325        --          --        491,310,325
--------------------------------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                             309,919,692        --          --        309,919,692
--------------------------------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund                      84,698,070        --          --         84,698,070
--------------------------------------------------------------------------------------------------------------------



NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2009, the Funds received credits from these arrangements, which resulted in the reduction of the Funds' total expenses of:

                                                                 TRANSFER AGENT CREDITS     CUSTODIAN CREDITS
-------------------------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund                                         $1,103                   $   --
-------------------------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                                                7,556                       --
-------------------------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                                              2,297                       --
-------------------------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                                       3,959                       --
-------------------------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund                                 670                    2,702
-------------------------------------------------------------------------------------------------------------





27        AIM ALLOCATION FUNDS

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the six months ended June 30, 2009, the Funds in aggregate paid legal fees of $8,826 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Funds below had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                   CAPITAL LOSS CARRYFORWARD*
-----------------------------------------------------------------------------------------------
                                                                                        2016
-----------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund                                                    $   395,092
-----------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                                                            9,881,853
-----------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                                                          7,253,954
-----------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                                                  18,579,835
-----------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund                                           4,413,256
-----------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                                    AT JUNE 30, 2009
                                     FOR THE SIX MONTHS ENDED  ----------------------------------------------------------
                                          JUNE 30, 2009*                                                   NET UNREALIZED
                                    -------------------------   FEDERAL TAX   UNREALIZED     UNREALIZED     APPRECIATION
                                     PURCHASES       SALES        COST**     APPRECIATION  (DEPRECIATION)  (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund    $18,517,679  $ 15,395,331  $141,677,725    $340,043     $ (20,799,094)  $ (20,459,051)
-------------------------------------------------------------------------------------------------------------------------

AIM Growth Allocation Fund           96,410,215    99,765,713   588,079,886          --      (165,211,775)   (165,211,775)
-------------------------------------------------------------------------------------------------------------------------

AIM Moderate Allocation Fund         81,446,337   101,045,321   648,629,456     446,699      (157,765,830)   (157,319,131)
-------------------------------------------------------------------------------------------------------------------------

AIM Moderate Growth Allocation
  Fund                               65,385,420    68,545,719   429,292,252          --      (119,372,560)   (119,372,560)
-------------------------------------------------------------------------------------------------------------------------

AIM Moderately Conservative
  Allocation Fund                    14,298,276    14,275,984   105,028,717     330,570       (20,661,217)    (20,330,647)
-------------------------------------------------------------------------------------------------------------------------



*  Excludes U.S. Treasury obligations and money market funds, if any.
** Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.


28        AIM ALLOCATION FUNDS

NOTE 9--SHARE INFORMATION

AIM CONSERVATIVE ALLOCATION FUND


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2009(a)               DECEMBER 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,829,361     $ 15,279,631      4,991,592     $ 49,826,652
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       337,397        2,795,957      1,369,578       13,504,108
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       799,417        6,628,638      1,454,950       14,322,489
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       167,530        1,406,715        229,783        2,252,277
------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                     19,375          161,801         64,158          613,808
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             2,068           17,000          5,992           60,402
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --               --        430,685        3,665,126
------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --         91,972          778,081
------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --        112,119          948,527
------------------------------------------------------------------------------------------------------------------------
  Class R                                                            --               --         26,500          224,986
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                            --               --          3,667           31,207
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --            135            1,141
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       170,533        1,446,694        331,364        3,323,349
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (171,941)      (1,446,694)      (334,374)      (3,323,349)
========================================================================================================================
Reacquired:
  Class A(b)                                                 (1,795,320)     (15,082,141)    (4,413,007)     (42,725,286)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (392,317)      (3,259,931)      (892,212)      (8,713,143)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (793,952)      (6,610,822)    (1,024,144)      (9,926,167)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (138,225)      (1,165,424)      (215,683)      (2,079,355)
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        (7,465)         (62,912)        (2,534)         (22,893)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --         (4,864)         (49,566)
========================================================================================================================
     Net increase in share activity                              26,461     $    108,512      2,225,677     $ 22,712,394
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
       In addition, 12% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      62,817      $ 601,158
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (62,817)      (601,158)
     __________________________________________________________________________________________________
     ==================================================================================================





29        AIM ALLOCATION FUNDS

AIM GROWTH ALLOCATION FUND


                                                                              SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                  JUNE 30, 2009(a)                DECEMBER 31, 2008
                                                            ---------------------------     -----------------------------
                                                              SHARES          AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    2,854,710     $ 21,660,411       6,747,838     $  78,853,451
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      852,810        6,305,404       1,687,238        19,612,742
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      814,061        6,022,776       1,992,477        22,610,442
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                      322,535        2,488,486         488,235         5,629,604
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                    63,078          500,077          93,994           959,708
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --               --             615             5,269
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --               --       2,584,206        20,029,009
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                           --               --         680,204         5,181,503
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                           --               --         591,588         4,508,431
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                           --               --          88,753           684,291
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                           --               --           6,788            52,607
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --               --             643             5,014
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      542,630        4,064,879       1,120,345        13,024,906
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (552,675)      (4,064,879)     (1,133,621)      (13,024,906)
=========================================================================================================================
Reacquired:
  Class A(b)                                                (3,399,206)     (25,171,986)    (11,468,155)     (121,977,383)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (867,097)      (6,290,801)     (1,860,469)      (20,821,985)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,008,008)      (7,250,739)     (2,136,670)      (23,779,925)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (229,279)      (1,746,255)       (354,257)       (3,713,161)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                      (10,216)         (81,392)        (16,055)         (133,262)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --               --              --                --
=========================================================================================================================
     Net increase (decrease) in share activity                (616,657)    $ (3,564,019)       (886,303)    $ (12,293,645)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
       In addition, 12% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      90,188      $ 925,333
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (90,188)      (925,333)
     __________________________________________________________________________________________________
     ==================================================================================================





30        AIM ALLOCATION FUNDS

AIM MODERATE ALLOCATION FUND


                                                                              SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                  JUNE 30, 2009(a)                DECEMBER 31, 2008
                                                            ---------------------------     -----------------------------
                                                              SHARES          AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    2,782,367     $ 21,528,445       7,302,994     $  78,447,189
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      814,339        6,328,767       2,533,062        27,708,433
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                    1,016,434        7,916,384       2,736,928        28,768,798
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                      324,034        2,524,169         860,067         9,162,686
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                    51,401          416,669          89,771           855,901
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --               --              --                --
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --               --       2,664,933        20,814,508
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                           --               --         683,883         5,327,407
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                           --               --         667,073         5,197,312
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                           --               --         135,920         1,061,540
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                           --               --           5,917            46,214
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --               --              83               643
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      813,206        6,271,109       1,976,605        20,986,578
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (816,919)      (6,271,109)     (2,000,475)      (20,986,578)
=========================================================================================================================
Reacquired:
  Class A(b)                                                (4,734,858)     (36,184,418)    (12,307,350)     (123,321,024)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (1,385,841)     (10,460,941)     (2,902,022)      (30,218,695)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,981,383)     (14,959,707)     (3,635,251)      (37,089,372)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (319,539)      (2,504,190)       (761,916)       (7,172,443)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                      (28,280)        (224,371)         (9,292)          (76,193)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --               --              --                --
=========================================================================================================================
     Net increase (decrease) in share activity              (3,465,039)    $(25,619,193)     (1,959,070)    $ (20,487,096)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
       In addition, 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      76,375      $ 746,184
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (76,375)      (746,184)
     __________________________________________________________________________________________________
     ==================================================================================================





31        AIM ALLOCATION FUNDS

AIM MODERATE GROWTH ALLOCATION FUND


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2009(a)               DECEMBER 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     2,280,469     $ 17,658,341      5,633,994     $ 62,756,596
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       443,324        3,383,909      1,447,534       16,154,173
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       643,947        4,862,609      1,578,500       17,057,915
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       112,275          858,732        283,459        3,129,709
------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                     17,979          147,338         60,747          589,233
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --            359            3,000
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --               --      1,403,538       10,919,646
------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --        294,996        2,262,570
------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --        306,296        2,346,354
------------------------------------------------------------------------------------------------------------------------
  Class R                                                            --               --         35,316          272,995
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                            --               --          3,379           26,290
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --             75              582
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       379,670        2,910,691        766,640        8,321,288
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (386,165)      (2,910,691)      (774,755)      (8,321,288)
========================================================================================================================
Reacquired:
  Class A(b)                                                 (2,665,284)     (20,122,761)    (9,627,486)     (91,524,143)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (533,288)      (3,915,924)    (1,155,245)     (12,402,885)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (991,728)      (7,360,258)    (1,473,498)     (15,312,345)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (128,972)        (985,978)      (106,489)      (1,101,939)
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (18,956)        (144,384)           (24)            (190)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --             --               --
========================================================================================================================
     Net increase (decrease) in share activity                 (846,729)    $ (5,618,376)    (1,322,664)    $ (4,822,439)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) 21% of the outstanding shares of the Fund are owned by Invesco Aim or an investment advisor under common control of Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      53,048      $ 524,644
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (53,048)      (524,644)
     __________________________________________________________________________________________________
     ==================================================================================================





32        AIM ALLOCATION FUNDS

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                                                                               SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                   JUNE 30, 2009(a)              DECEMBER 31, 2008
                                                               ------------------------     ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       764,925     $ 6,278,053      2,519,918     $ 25,687,581
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       149,491       1,216,224        537,933        5,517,064
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       257,526       2,126,974        629,537        6,462,753
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                        57,014         466,846         94,607          948,614
-----------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                        127           1,088          7,895           75,826
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --              --             --               --
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --              --        387,795        3,230,335
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                            --              --         48,766          404,267
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                            --              --         68,624          568,892
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                            --              --          9,666           80,421
-----------------------------------------------------------------------------------------------------------------------
  Class Y                                                            --              --            217            1,805
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --              --            179            1,490
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        86,600         713,511        170,878        1,722,318
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (87,208)       (713,511)      (172,557)      (1,722,318)
=======================================================================================================================
Reacquired:
  Class A(b)                                                   (829,901)     (6,787,708)    (3,433,211)     (31,994,906)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (178,082)     (1,441,381)      (343,377)      (3,421,227)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      (336,378)     (2,743,010)      (418,073)      (3,990,979)
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                       (32,943)       (269,450)       (42,737)        (444,563)
-----------------------------------------------------------------------------------------------------------------------
  Class Y                                                            --              --         (4,375)         (41,953)
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --              --             --               --
=======================================================================================================================
     Net increase (decrease) in share activity                 (148,829)    $(1,152,364)        61,685     $  3,085,420
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) 31% of the outstanding shares of the Fund are owned by Invesco Aim or an investment advisor under common control of Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

     CLASS                                                                        SHARES       AMOUNT
     -------------------------------------------------------------------------------------------------
     Class Y                                                                       6,852      $ 65,712
     -------------------------------------------------------------------------------------------------
     Class A                                                                      (6,852)      (65,712)
     _________________________________________________________________________________________________
     =================================================================================================





33        AIM ALLOCATION FUNDS

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

AIM CONSERVATIVE ALLOCATION FUND


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 8.52      $0.12(d)     $ 0.16       $ 0.28      $   --        $   --         $   --       $ 8.80
Year ended 12/31/08          $10.55       0.45(d)      (1.98)       (1.53)      (0.42)        (0.08)         (0.50)        8.52
Year ended 12/31/07          $10.64       0.46(d)       0.05         0.51       (0.40)        (0.20)         (0.60)       10.55
Year ended 12/31/06          $10.41       0.35(d)       0.36         0.71       (0.33)        (0.15)         (0.48)       10.64
Year ended 12/31/05          $10.32       0.25(d)       0.11         0.36       (0.21)        (0.06)         (0.27)       10.41
Year ended 12/31/04(f)       $10.00       0.06          0.36         0.42       (0.10)        (0.00)         (0.10)       10.32
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09    $ 8.47       0.09(d)       0.15         0.24          --            --             --         8.71
Year ended 12/31/08          $10.48       0.38(d)      (1.97)       (1.59)      (0.34)        (0.08)         (0.42)        8.47
Year ended 12/31/07          $10.59       0.37(d)       0.04         0.41       (0.32)        (0.20)         (0.52)       10.48
Year ended 12/31/06          $10.36       0.27(d)       0.37         0.64       (0.26)        (0.15)         (0.41)       10.59
Year ended 12/31/05          $10.28       0.17(d)       0.11         0.28       (0.14)        (0.06)         (0.20)       10.36
Year ended 12/31/04(f)       $10.00       0.04          0.32         0.36       (0.08)        (0.00)         (0.08)       10.28
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09    $ 8.46       0.09(d)       0.16         0.25          --            --             --         8.71
Year ended 12/31/08          $10.48       0.38(d)      (1.98)       (1.60)      (0.34)        (0.08)         (0.42)        8.46
Year ended 12/31/07          $10.58       0.37(d)       0.05         0.42       (0.32)        (0.20)         (0.52)       10.48
Year ended 12/31/06          $10.36       0.27(d)       0.36         0.63       (0.26)        (0.15)         (0.41)       10.58
Year ended 12/31/05          $10.28       0.17(d)       0.11         0.28       (0.14)        (0.06)         (0.20)       10.36
Year ended 12/31/04(f)       $10.00       0.04          0.32         0.36       (0.08)        (0.00)         (0.08)       10.28
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09    $ 8.50       0.11(d)       0.15         0.26          --            --             --         8.76
Year ended 12/31/08          $10.52       0.43(d)      (1.98)       (1.55)      (0.39)        (0.08)         (0.47)        8.50
Year ended 12/31/07          $10.62       0.43(d)       0.04         0.47       (0.37)        (0.20)         (0.57)       10.52
Year ended 12/31/06          $10.39       0.33(d)       0.36         0.69       (0.31)        (0.15)         (0.46)       10.62
Year ended 12/31/05          $10.31       0.22(d)       0.11         0.33       (0.19)        (0.06)         (0.25)       10.39
Year ended 12/31/04(f)       $10.00       0.06          0.34         0.40       (0.09)        (0.00)         (0.09)       10.31
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09    $ 8.52       0.13(d)       0.16         0.29          --            --             --         8.81
Year ended 12/31/08(f)       $ 9.57       0.10(d)      (0.65)       (0.55)      (0.42)        (0.08)         (0.50)        8.52
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09    $ 8.45       0.13(d)       0.16         0.29          --            --             --         8.74
Year ended 12/31/08          $10.48       0.49(d)      (2.00)       (1.51)      (0.44)        (0.08)         (0.52)        8.45
Year ended 12/31/07          $10.66       0.50(d)      (0.05)        0.45       (0.43)        (0.20)         (0.63)       10.48
Year ended 12/31/06          $10.42       0.38(d)       0.37         0.75       (0.36)        (0.15)         (0.51)       10.66
Year ended 12/31/05          $10.32       0.28(d)       0.11         0.39       (0.23)        (0.06)         (0.29)       10.42
Year ended 12/31/04(f)       $10.00       0.14          0.29         0.43       (0.11)        (0.00)         (0.11)       10.32
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET  RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS      INCOME
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE   TO AVERAGE    PORTFOLIO
                           RETURN(a)  (000S OMITTED)  REIMBURSEMENTS(b)  REIMBURSEMENTS   NET ASSETS   TURNOVER(c)
------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      3.29%      $75,945            0.48%(e)         0.70%(e)       2.81%(e)       15%
Year ended 12/31/08          (14.49)       71,799            0.48             0.59           4.55           23
Year ended 12/31/07            4.79        74,783            0.49             0.65           4.18           22
Year ended 12/31/06            6.84        44,595            0.49             0.72           3.32           34
Year ended 12/31/05            3.44        35,981            0.50             0.91           2.36           24
Year ended 12/31/04(f)         4.19        20,124            0.55(g)          1.41(g)        1.74(g)         9
------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      2.83        16,519            1.23(e)          1.45(e)        2.06(e)        15
Year ended 12/31/08          (15.08)       17,977            1.23             1.34           3.80           23
Year ended 12/31/07            3.88        19,796            1.24             1.40           3.43           22
Year ended 12/31/06            6.14        20,482            1.24             1.47           2.57           34
Year ended 12/31/05            2.76        18,281            1.20             1.61           1.66           24
Year ended 12/31/04(f)         3.59        10,436            1.20(g)          2.06(g)        1.09(g)         9
------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      2.95        23,325            1.23(e)          1.45(e)        2.06(e)        15
Year ended 12/31/08          (15.19)       22,624            1.23             1.34           3.80           23
Year ended 12/31/07            3.98        22,327            1.24             1.40           3.43           22
Year ended 12/31/06            6.04        18,436            1.24             1.47           2.57           34
Year ended 12/31/05            2.76        13,726            1.20             1.61           1.66           24
Year ended 12/31/04(f)         3.59        11,751            1.20(g)          2.06(g)        1.09(g)         9
------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      3.06         4,636            0.73(e)          0.95(e)        2.56(e)        15
Year ended 12/31/08          (14.67)        4,246            0.73             0.84           4.30           23
Year ended 12/31/07            4.46         4,831            0.74             0.90           3.93           22
Year ended 12/31/06            6.60         4,182            0.74             0.97           3.07           34
Year ended 12/31/05            3.18         3,584            0.70             1.11           2.16           24
Year ended 12/31/04(f)         4.05         1,584            0.70(g)          1.56(g)        1.59(g)         9
------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      3.40           680            0.23(e)          0.45(e)        3.06(e)        15
Year ended 12/31/08(f)        (5.67)          556            0.23(g)          0.34(g)        4.80(g)        23
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      3.43            38            0.23(e)          0.23(e)        3.06(e)        15
Year ended 12/31/08          (14.35)           19            0.23             0.26           4.80           23
Year ended 12/31/07            4.13            11            0.21             0.21           4.45           22
Year ended 12/31/06            7.16           116            0.23             0.31           3.57           34
Year ended 12/31/05            3.79           108            0.20             0.45           2.66           24
Year ended 12/31/04(f)         4.31           104            0.20(g)          0.96(g)        2.09(g)         9
__________________________________________________________________________________________________________________
==================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(b) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.60%, 0.62%, 0.61%, 0.60% and 0.63% for the years ended December 31, 2008, December 31, 2007, December 31, 2006, December 31, 2005 and the period April 30, 2004 (commencement date) to December 31, 2004, respectively.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)  Calculated using average shares outstanding.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $71,535, $17,012, $22,666, $4,385, $602 and $28 for Class A, Class B,
     Class C, Class R, Class Y and Institutional Class shares, respectively.
(f) Commencement date of April 30, 2004 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)  Annualized.


34        AIM ALLOCATION FUNDS

AIM GROWTH ALLOCATION FUND


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 7.76     $ 0.02(d)     $ 0.70       $ 0.72      $   --        $   --         $   --       $ 8.48
Year ended 12/31/08          $14.21       0.14(d)      (5.91)       (5.77)      (0.01)        (0.67)         (0.68)        7.76
Year ended 12/31/07          $13.73       0.22(d)       0.83         1.05       (0.19)        (0.38)         (0.57)       14.21
Year ended 12/31/06          $12.22       0.10          1.93         2.03       (0.10)        (0.42)         (0.52)       13.73
Year ended 12/31/05          $11.26       0.10(d)       1.05         1.15       (0.07)        (0.12)         (0.19)       12.22
Year ended 12/31/04(f)       $10.00       0.03(d)       1.28         1.31       (0.05)        (0.00)         (0.05)       11.26
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09    $ 7.64      (0.01)(d)      0.68         0.67          --            --             --         8.31
Year ended 12/31/08          $14.10       0.05(d)      (5.83)       (5.78)      (0.01)        (0.67)         (0.68)        7.64
Year ended 12/31/07          $13.64       0.11(d)       0.82         0.93       (0.09)        (0.38)         (0.47)       14.10
Year ended 12/31/06          $12.16       0.02          1.90         1.92       (0.02)        (0.42)         (0.44)       13.64
Year ended 12/31/05          $11.23       0.02(d)       1.05         1.07       (0.02)        (0.12)         (0.14)       12.16
Year ended 12/31/04(f)       $10.00      (0.02)(d)      1.28         1.26       (0.03)        (0.00)         (0.03)       11.23
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09    $ 7.64      (0.01)(d)      0.68         0.67          --            --             --         8.31
Year ended 12/31/08          $14.10       0.05(d)      (5.83)       (5.78)      (0.01)        (0.67)         (0.68)        7.64
Year ended 12/31/07          $13.63       0.11(d)       0.83         0.94       (0.09)        (0.38)         (0.47)       14.10
Year ended 12/31/06          $12.15       0.02          1.90         1.92       (0.02)        (0.42)         (0.44)       13.63
Year ended 12/31/05          $11.23       0.02(d)       1.04         1.06       (0.02)        (0.12)         (0.14)       12.15
Year ended 12/31/04(f)       $10.00      (0.02)(d)      1.28         1.26       (0.03)        (0.00)         (0.03)       11.23
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09    $ 7.73       0.01(d)       0.69         0.70          --            --             --         8.43
Year ended 12/31/08          $14.18       0.11(d)      (5.88)       (5.77)      (0.01)        (0.67)         (0.68)        7.73
Year ended 12/31/07          $13.70       0.19(d)       0.83         1.02       (0.16)        (0.38)         (0.54)       14.18
Year ended 12/31/06          $12.20       0.07          1.92         1.99       (0.07)        (0.42)         (0.49)       13.70
Year ended 12/31/05          $11.25       0.08(d)       1.05         1.13       (0.06)        (0.12)         (0.18)       12.20
Year ended 12/31/04(f)       $10.00       0.02(d)       1.28         1.30       (0.05)        (0.00)         (0.05)       11.25
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09    $ 7.77       0.03(d)       0.70         0.73          --            --             --         8.50
Year ended 12/31/08(f)       $10.26       0.03(d)      (1.84)       (1.81)      (0.01)        (0.67)         (0.68)        7.77
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09    $ 7.82       0.03(d)       0.70         0.73          --            --             --         8.55
Year ended 12/31/08          $14.25       0.18(d)      (5.93)       (5.75)      (0.01)        (0.67)         (0.68)        7.82
Year ended 12/31/07          $13.77       0.28(d)       0.82         1.10       (0.24)        (0.38)         (0.62)       14.25
Year ended 12/31/06          $12.25       0.16          1.92         2.08       (0.14)        (0.42)         (0.56)       13.77
Year ended 12/31/05          $11.28       0.14(d)       1.05         1.19       (0.10)        (0.12)         (0.22)       12.25
Year ended 12/31/04(f)       $10.00       0.05(d)       1.29         1.34       (0.06)        (0.00)         (0.06)       11.28
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET   RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS   INCOME (LOSS)
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE    TO AVERAGE    PORTFOLIO
                           RETURN(a)  (000S OMITTED)  REIMBURSEMENTS(b)  REIMBURSEMENTS    NET ASSETS   TURNOVER(c)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      9.28%     $281,903            0.46%(e)         0.75%(e)        0.41%(e)       25%
Year ended 12/31/08          (40.62)      258,136            0.46             0.59            1.16           16
Year ended 12/31/07            7.75       486,834            0.47             0.56            1.53            5
Year ended 12/31/06           16.63       246,635            0.47             0.63            0.90           24
Year ended 12/31/05           10.24       132,159            0.46             0.75            0.89           14
Year ended 12/31/04(f)        13.12        39,368            0.52(g)          1.31(g)         0.40(g)         2
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      8.77        66,433            1.21(e)          1.50(e)        (0.34)(e)       25
Year ended 12/31/08          (41.00)       65,395            1.21             1.34            0.41           16
Year ended 12/31/07            6.89       129,577            1.22             1.31            0.78            5
Year ended 12/31/06           15.77       110,172            1.22             1.38            0.15           24
Year ended 12/31/05            9.49        68,411            1.17             1.46            0.18           14
Year ended 12/31/04(f)        12.61        22,384            1.17(g)          1.96(g)        (0.25)(g)        2
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      8.77        62,787            1.21(e)          1.50(e)        (0.34)(e)       25
Year ended 12/31/08          (41.00)       59,190            1.21             1.34            0.41           16
Year ended 12/31/07            6.97       102,941            1.22             1.31            0.78            5
Year ended 12/31/06           15.78        75,611            1.22             1.38            0.15           24
Year ended 12/31/05            9.40        39,271            1.17             1.46            0.18           14
Year ended 12/31/04(f)        12.61        11,543            1.17(g)          1.96(g)        (0.25)(g)        2
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      9.06         9,935            0.71(e)          1.00(e)         0.16(e)        25
Year ended 12/31/08          (40.70)        8,386            0.71             0.84            0.91           16
Year ended 12/31/07            7.52        12,231            0.72             0.81            1.28            5
Year ended 12/31/06           16.34         9,617            0.72             0.88            0.65           24
Year ended 12/31/05           10.01         6,285            0.67             0.96            0.68           14
Year ended 12/31/04(f)        12.98         1,342            0.67(g)          1.46(g)         0.25(g)         2
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      9.40         1,169            0.21(e)          0.50(e)         0.66(e)        25
Year ended 12/31/08(f)       (17.65)          658            0.21(g)          0.46(g)         1.42(g)        16
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      9.33            69            0.21(e)          0.21(e)         0.66(e)        25
Year ended 12/31/08          (40.36)           63            0.12             0.12            1.50           16
Year ended 12/31/07            8.09            97            0.08             0.08            1.91            5
Year ended 12/31/06           16.98           147            0.12             0.12            1.24           24
Year ended 12/31/05           10.52           125            0.17             0.19            1.18           14
Year ended 12/31/04(f)        13.44           113            0.17(g)          0.75(g)         0.75(g)         2
___________________________________________________________________________________________________________________
===================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(b) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.80%, 0.80%, 0.83%, 0.87% and 0.96% for the years ended December 31, 2008, December 31, 2007, December 31, 2006, December 31, 2005 and the period April 30, 2004 (commencement date) to December 31, 2004, respectively.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)  Calculated using average shares outstanding.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $252,426, $61,792, $56,921, $8,578, $809 and $62 for Class A, Class B,
     Class C, Class R, Class Y and Institutional Class shares, respectively.
(f) Commencement date of April 30, 2004 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)  Annualized.


35        AIM ALLOCATION FUNDS

AIM MODERATE ALLOCATION FUND


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 7.87      $0.11        $ 0.49       $ 0.60      $   --        $   --         $   --       $ 8.47
Year ended 12/31/08          $12.35       0.40         (4.25)       (3.85)      (0.30)        (0.33)         (0.63)        7.87
Year ended 12/31/07          $12.23       0.41          0.45         0.86       (0.37)        (0.37)         (0.74)       12.35
Year ended 12/31/06          $11.49       0.31          1.04         1.35       (0.28)        (0.33)         (0.61)       12.23
Year ended 12/31/05          $10.89       0.24          0.57         0.81       (0.18)        (0.03)         (0.21)       11.49
Year ended 12/31/04(f)       $10.00       0.11          0.87         0.98       (0.09)        (0.00)         (0.09)       10.89
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09    $ 7.85       0.08          0.48         0.56          --            --             --         8.41
Year ended 12/31/08          $12.27       0.32         (4.20)       (3.88)      (0.21)        (0.33)         (0.54)        7.85
Year ended 12/31/07          $12.17       0.31          0.44         0.75       (0.28)        (0.37)         (0.65)       12.27
Year ended 12/31/06          $11.45       0.21          1.03         1.24       (0.19)        (0.33)         (0.52)       12.17
Year ended 12/31/05          $10.87       0.16          0.57         0.73       (0.12)        (0.03)         (0.15)       11.45
Year ended 12/31/04(f)       $10.00       0.06          0.88         0.94       (0.07)        (0.00)         (0.07)       10.87
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09    $ 7.85       0.08          0.48         0.56          --            --             --         8.41
Year ended 12/31/08          $12.27       0.32         (4.20)       (3.88)      (0.21)        (0.33)         (0.54)        7.85
Year ended 12/31/07          $12.17       0.31          0.44         0.75       (0.28)        (0.37)         (0.65)       12.27
Year ended 12/31/06          $11.45       0.21          1.03         1.24       (0.19)        (0.33)         (0.52)       12.17
Year ended 12/31/05          $10.87       0.16          0.57         0.73       (0.12)        (0.03)         (0.15)       11.45
Year ended 12/31/04(f)       $10.00       0.06          0.88         0.94       (0.07)        (0.00)         (0.07)       10.87
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09    $ 7.87       0.10          0.48         0.58          --            --             --         8.45
Year ended 12/31/08          $12.33       0.37         (4.23)       (3.86)      (0.27)        (0.33)         (0.60)        7.87
Year ended 12/31/07          $12.21       0.38          0.45         0.83       (0.34)        (0.37)         (0.71)       12.33
Year ended 12/31/06          $11.48       0.28          1.03         1.31       (0.25)        (0.33)         (0.58)       12.21
Year ended 12/31/05          $10.89       0.22          0.57         0.79       (0.17)        (0.03)         (0.20)       11.48
Year ended 12/31/04(f)       $10.00       0.10          0.88         0.98       (0.09)        (0.00)         (0.09)       10.89
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09    $ 7.87       0.12          0.48         0.60          --            --             --         8.47
Year ended 12/31/08(f)       $ 9.77       0.08         (1.34)       (1.26)      (0.31)        (0.33)         (0.64)        7.87
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09    $ 7.89       0.12          0.49         0.61          --            --             --         8.50
Year ended 12/31/08          $12.39       0.43         (4.27)       (3.84)      (0.33)        (0.33)         (0.66)        7.89
Year ended 12/31/07          $12.26       0.45          0.46         0.91       (0.41)        (0.37)         (0.78)       12.39
Year ended 12/31/06          $11.52       0.34          1.04         1.38       (0.31)        (0.33)         (0.64)       12.26
Year ended 12/31/05          $10.91       0.28          0.57         0.85       (0.21)        (0.03)         (0.24)       11.52
Year ended 12/31/04(f)       $10.00       0.13          0.88         1.01       (0.10)        (0.00)         (0.10)       10.91
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET  RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS      INCOME
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE   TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS   NET ASSETS   TURNOVER(d)
------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      7.62%     $307,357            0.37%(e)         0.61%(e)       2.91%(e)       18%
Year ended 12/31/08          (31.11)      294,668            0.37             0.52           3.76           13
Year ended 12/31/07            7.14       466,753            0.38             0.50           3.20            6
Year ended 12/31/06           11.73       312,300            0.38             0.53           2.56           21
Year ended 12/31/05            7.47       208,841            0.34             0.62           2.19            2
Year ended 12/31/04(f)         9.85        71,431            0.40(g)          0.87(g)        1.56(g)         1
------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      7.13        80,419            1.12(e)          1.36(e)        2.16(e)        18
Year ended 12/31/08          (31.57)       85,928            1.12             1.27           3.01           13
Year ended 12/31/07            6.24       155,059            1.13             1.25           2.45            6
Year ended 12/31/06           10.86       146,751            1.13             1.28           1.81           21
Year ended 12/31/05            6.75       117,373            1.05             1.33           1.48            2
Year ended 12/31/04(f)         9.44        45,846            1.05(g)          1.52(g)        0.91(g)         1
------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      7.13        86,625            1.12(e)          1.36(e)        2.16(e)        18
Year ended 12/31/08          (31.57)       88,392            1.12             1.27           3.01           13
Year ended 12/31/07            6.24       141,090            1.13             1.25           2.45            6
Year ended 12/31/06           10.86       114,828            1.13             1.28           1.81           21
Year ended 12/31/05            6.75        77,801            1.05             1.33           1.48            2
Year ended 12/31/04(f)         9.44        27,339            1.05(g)          1.52(g)        0.91(g)         1
------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      7.37        15,270            0.62(e)          0.86(e)        2.66(e)        18
Year ended 12/31/08          (31.24)       14,176            0.62             0.77           3.51           13
Year ended 12/31/07            6.90        19,332            0.63             0.75           2.95            6
Year ended 12/31/06           11.41        15,294            0.63             0.78           2.31           21
Year ended 12/31/05            7.21        10,332            0.55             0.83           1.98            2
Year ended 12/31/04(f)         9.80         2,161            0.55(g)          1.02(g)        1.41(g)         1
------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      7.62           928            0.12(e)          0.36(e)        3.16(e)        18
Year ended 12/31/08(f)       (12.84)          680            0.12(g)          0.33(g)        4.01(g)        13
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      7.73             9            0.12(e)          0.12(e)        3.16(e)        18
Year ended 12/31/08          (30.92)            8            0.13             0.17           4.00           13
Year ended 12/31/07            7.49            12            0.09             0.09           3.49            6
Year ended 12/31/06           11.96           156            0.10             0.10           2.83           21
Year ended 12/31/05            7.76           141            0.05             0.15           2.48            2
Year ended 12/31/04(f)        10.16           110            0.05(g)          0.40(g)        1.91(g)         1
__________________________________________________________________________________________________________________
==================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.75%, 0.76%, 0.80%, 0.82% and 0.92% for the years ended December 31, 2008, December 31, 2007, December 31, 2006, December 31, 2005 and the period April 30, 2004 (commencement date) to December 31, 2004, respectively.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $286,926, $78,839, $82,644, $14,139, $715 and $8 for Class A, Class B,
     Class C, Class R, Class Y and Institutional Class shares, respectively.
(f) Commencement date of April 30, 2004 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)  Annualized.


36        AIM ALLOCATION FUNDS

AIM MODERATE GROWTH ALLOCATION FUND


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 7.84      $0.07        $ 0.67       $ 0.74      $   --        $   --         $   --       $ 8.58
Year ended 12/31/08          $13.13       0.28         (5.10)       (4.82)      (0.01)        (0.46)         (0.47)        7.84
Year ended 12/31/07          $12.74       0.34          0.57         0.91       (0.28)        (0.24)         (0.52)       13.13
Year ended 12/31/06          $11.35       0.24          1.45         1.69       (0.16)        (0.14)         (0.30)       12.74
Year ended 12/31/05(f)       $10.06       0.20          1.19         1.39       (0.10)        (0.00)         (0.10)       11.35
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09    $ 7.72       0.04          0.66         0.70          --            --             --         8.42
Year ended 12/31/08          $13.05       0.19         (5.05)       (4.86)      (0.01)        (0.46)         (0.47)        7.72
Year ended 12/31/07          $12.67       0.24          0.57         0.81       (0.19)        (0.24)         (0.43)       13.05
Year ended 12/31/06          $11.32       0.15          1.44         1.59       (0.10)        (0.14)         (0.24)       12.67
Year ended 12/31/05(f)       $10.06       0.14          1.19         1.33       (0.07)        (0.00)         (0.07)       11.32
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09    $ 7.72       0.04          0.65         0.69          --            --             --         8.41
Year ended 12/31/08          $13.04       0.19         (5.04)       (4.85)      (0.01)        (0.46)         (0.47)        7.72
Year ended 12/31/07          $12.66       0.24          0.57         0.81       (0.19)        (0.24)         (0.43)       13.04
Year ended 12/31/06          $11.31       0.15          1.44         1.59       (0.10)        (0.14)         (0.24)       12.66
Year ended 12/31/05(f)       $10.06       0.14          1.18         1.32       (0.07)        (0.00)         (0.07)       11.31
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09    $ 7.79       0.06          0.66         0.72          --            --             --         8.51
Year ended 12/31/08          $13.09       0.25         (5.08)       (4.83)      (0.01)        (0.46)         (0.47)        7.79
Year ended 12/31/07          $12.70       0.31          0.57         0.88       (0.25)        (0.24)         (0.49)       13.09
Year ended 12/31/06          $11.34       0.21          1.43         1.64       (0.14)        (0.14)         (0.28)       12.70
Year ended 12/31/05(f)       $10.06       0.18          1.19         1.37       (0.09)        (0.00)         (0.09)       11.34
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09    $ 7.84       0.08          0.67         0.75          --            --             --         8.59
Year ended 12/31/08(f)       $ 9.89       0.05         (1.63)       (1.58)      (0.01)        (0.46)         (0.47)        7.84
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09    $ 7.88       0.08          0.67         0.75          --            --             --         8.63
Year ended 12/31/08          $13.16       0.29         (5.10)       (4.81)      (0.01)        (0.46)         (0.47)        7.88
Year ended 12/31/07          $12.76       0.38          0.57         0.95       (0.31)        (0.24)         (0.55)       13.16
Year ended 12/31/06          $11.36       0.27          1.45         1.72       (0.18)        (0.14)         (0.32)       12.76
Year ended 12/31/05(f)       $10.06       0.21          1.19         1.40       (0.10)        (0.00)         (0.10)       11.36
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET  RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS      INCOME
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE   TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS   NET ASSETS   TURNOVER(d)
------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      9.44%     $218,363            0.37%(e)         0.67%(e)       1.89%(e)       23%
Year ended 12/31/08          (36.71)      199,591            0.37             0.56           2.50           19
Year ended 12/31/07            7.19       358,335            0.37             0.54           2.54            2
Year ended 12/31/06           14.92       130,088            0.38             0.71           1.97           21
Year ended 12/31/05(f)        13.78        33,667            0.37(g)          1.16(g)        2.65(g)         1
------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      9.07        40,013            1.12(e)          1.42(e)        1.14(e)        23
Year ended 12/31/08          (37.25)       40,380            1.12             1.31           1.75           19
Year ended 12/31/07            6.44        70,657            1.12             1.29           1.79            2
Year ended 12/31/06           14.04        52,329            1.13             1.46           1.22           21
Year ended 12/31/05(f)        13.26        17,221            1.12(g)          1.91(g)        1.90(g)         1
------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      8.94        45,322            1.12(e)          1.42(e)        1.14(e)        23
Year ended 12/31/08          (37.19)       44,256            1.12             1.31           1.75           19
Year ended 12/31/07            6.45        69,400            1.12             1.29           1.79            2
Year ended 12/31/06           14.05        42,266            1.13             1.46           1.22           21
Year ended 12/31/05(f)        13.16        11,656            1.12(g)          1.91(g)        1.90(g)         1
------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      9.24         5,225            0.62(e)          0.92(e)        1.64(e)        23
Year ended 12/31/08          (36.90)        4,912            0.62             0.81           2.25           19
Year ended 12/31/07            6.98         5,475            0.62             0.79           2.29            2
Year ended 12/31/06           14.47         2,378            0.63             0.96           1.72           21
Year ended 12/31/05(f)        13.61           380            0.62(g)          1.41(g)        2.40(g)         1
------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      9.57           543            0.12(e)          0.42(e)        2.14(e)        23
Year ended 12/31/08(f)       (15.98)          503            0.12(g)          0.47(g)        2.75(g)        19
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      9.52            11            0.13(e)          0.23(e)        2.13(e)        23
Year ended 12/31/08          (36.55)           10            0.13             0.19           2.75           19
Year ended 12/31/07            7.42            12            0.10             0.12           2.82            2
Year ended 12/31/06           15.17            66            0.12             0.26           2.22           21
Year ended 12/31/05(f)        13.95            57            0.12(g)          0.69(g)        2.90(g)         1
__________________________________________________________________________________________________________________
==================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.77%, 0.78%, 0.82% and 0.78% for the years ended December 31, 2008, December 31, 2007, December 31, 2006 and the period April 29, 2005 (commencement date) to December 31, 2005, respectively.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $196,604, $37,783, $42,238, $4,847, $480 and $10 for Class A, Class B,
     Class C, Class R, Class Y and Institutional Class shares, respectively.
(f) Commencement date of April 29, 2005 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)  Annualized.


37        AIM ALLOCATION FUNDS

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 8.35      $0.14        $ 0.23       $ 0.37      $   --        $   --         $   --       $ 8.72
Year ended 12/31/08          $11.24       0.46         (2.84)       (2.38)      (0.40)        (0.11)         (0.51)        8.35
Year ended 12/31/07          $11.09       0.48          0.21         0.69       (0.35)        (0.19)         (0.54)       11.24
Year ended 12/31/06          $10.60       0.36          0.50         0.86       (0.27)        (0.10)         (0.37)       11.09
Year ended 12/31/05(f)       $10.03       0.22          0.49         0.71       (0.13)        (0.01)         (0.14)       10.60
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09    $ 8.31       0.11          0.22         0.33          --            --             --         8.64
Year ended 12/31/08          $11.16       0.38         (2.80)       (2.42)      (0.32)        (0.11)         (0.43)        8.31
Year ended 12/31/07          $11.03       0.39          0.21         0.60       (0.28)        (0.19)         (0.47)       11.16
Year ended 12/31/06          $10.57       0.27          0.50         0.77       (0.21)        (0.10)         (0.31)       11.03
Year ended 12/31/05(f)       $10.03       0.16          0.49         0.65       (0.10)        (0.01)         (0.11)       10.57
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09    $ 8.33       0.11          0.22         0.33          --            --             --         8.66
Year ended 12/31/08          $11.17       0.37         (2.78)       (2.41)      (0.32)        (0.11)         (0.43)        8.33
Year ended 12/31/07          $11.03       0.39          0.22         0.61       (0.28)        (0.19)         (0.47)       11.17
Year ended 12/31/06          $10.57       0.27          0.50         0.77       (0.21)        (0.10)         (0.31)       11.03
Year ended 12/31/05(f)       $10.03       0.16          0.49         0.65       (0.10)        (0.01)         (0.11)       10.57
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09    $ 8.34       0.13          0.23         0.36          --            --             --         8.70
Year ended 12/31/08          $11.21       0.42         (2.81)       (2.39)      (0.37)        (0.11)         (0.48)        8.34
Year ended 12/31/07          $11.07       0.45          0.20         0.65       (0.32)        (0.19)         (0.51)       11.21
Year ended 12/31/06          $10.59       0.33          0.50         0.83       (0.25)        (0.10)         (0.35)       11.07
Year ended 12/31/05(f)       $10.03       0.20          0.49         0.69       (0.12)        (0.01)         (0.13)       10.59
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09    $ 8.35       0.15          0.22         0.37          --            --             --         8.72
Year ended 12/31/08(f)       $ 9.59       0.10         (0.83)       (0.73)      (0.40)        (0.11)         (0.51)        8.35
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09    $ 8.38       0.15          0.22         0.37          --            --             --         8.75
Year ended 12/31/08          $11.27       0.48         (2.83)       (2.35)      (0.43)        (0.11)         (0.54)        8.38
Year ended 12/31/07          $11.11       0.50          0.22         0.72       (0.37)        (0.19)         (0.56)       11.27
Year ended 12/31/06          $10.61       0.38          0.51         0.89       (0.29)        (0.10)         (0.39)       11.11
Year ended 12/31/05(f)       $10.03       0.23          0.49         0.72       (0.13)        (0.01)         (0.14)       10.61
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                                            RATIO OF
                                                           RATIO OF         EXPENSES
                                                           EXPENSES        TO AVERAGE
                                                          TO AVERAGE       NET ASSETS    RATIO OF NET
                                                          NET ASSETS         WITHOUT      INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS      INCOME
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE   TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS   NET ASSETS   TURNOVER(d)
------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      4.43%      $61,579            0.40%(e)         0.75%(e)       3.38%(e)       18%
Year ended 12/31/08          (21.20)       58,819            0.39             0.63           4.45           28
Year ended 12/31/07            6.23        83,101            0.39             0.67           4.12            8
Year ended 12/31/06            8.13        21,713            0.40             1.37           3.26           29
Year ended 12/31/05(f)         7.01         8,489            0.40(g)          2.81(g)        3.04(g)         5
------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      3.97         8,251            1.15(e)          1.50(e)        2.63(e)        18
Year ended 12/31/08          (21.69)        8,897            1.14             1.38           3.70           28
Year ended 12/31/07            5.40        11,156            1.14             1.42           3.37            8
Year ended 12/31/06            7.29         7,916            1.15             2.12           2.51           29
Year ended 12/31/05(f)         6.49         3,904            1.14(g)          3.55(g)        2.30(g)         5
------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      3.96        12,956            1.15(e)          1.50(e)        2.63(e)        18
Year ended 12/31/08          (21.57)       13,118            1.14             1.38           3.70           28
Year ended 12/31/07            5.49        14,454            1.14             1.42           3.37            8
Year ended 12/31/06            7.29         8,833            1.15             2.12           2.51           29
Year ended 12/31/05(f)         6.49         2,893            1.14(g)          3.55(g)        2.30(g)         5
------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      4.32         1,827            0.65(e)          1.00(e)        3.13(e)        18
Year ended 12/31/08          (21.31)        1,552            0.64             0.88           4.20           28
Year ended 12/31/07            5.91         1,396            0.64             0.92           3.87            8
Year ended 12/31/06            7.84           495            0.65             1.62           3.01           29
Year ended 12/31/05(f)         6.84           144            0.64(g)          3.05(g)        2.80(g)         5
------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      4.43            34            0.15(e)          0.50(e)        3.63(e)        18
Year ended 12/31/08(f)        (7.56)           31            0.14(g)          0.42(g)        4.70(g)        28
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      4.42            26            0.15(e)          0.37(e)        3.63(e)        18
Year ended 12/31/08          (20.88)           25            0.14             0.27           4.70           28
Year ended 12/31/07            6.51            31            0.14             0.27           4.37            8
Year ended 12/31/06            8.41            58            0.14             0.99           3.51           29
Year ended 12/31/05(f)         7.19            54            0.14(g)          2.40(g)        3.30(g)         5
__________________________________________________________________________________________________________________
==================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.69%, 0.70%, 0.74% and 0.69% for the years ended December 31, 2008, December 31, 2007, December 31, 2006 and the period April 29, 2005 (commencement date) to December 31, 2005, respectively.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $58,266, $8,258, $12,303, $1,662, $31 and $25 for Class A, Class B,
     Class C, Class R, Class Y and Institutional Class shares, respectively.
(f) Commencement date of April 29, 2005 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)  Annualized.


38        AIM ALLOCATION FUNDS

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009, through June 30, 2009.

  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

AIM CONSERVATIVE ALLOCATION FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,032.90       $2.42       $1,022.41       $2.41        0.48%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,028.30        6.19        1,018.70        6.16        1.23
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,029.50        6.19        1,018.70        6.16        1.23
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,030.60        3.68        1,021.17        3.66        0.73
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,034.00        1.16        1,023.65        1.15        0.23
---------------------------------------------------------------------------------------------------




39        AIM ALLOCATION FUNDS

AIM GROWTH ALLOCATION FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,092.80       $2.39       $1,022.51       $2.31        0.46%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,087.70        6.26        1,018.79        6.06        1.21
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,087.70        6.26        1,018.79        6.06        1.21
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,090.60        3.68        1,021.27        3.56        0.71
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,094.00        1.09        1,023.75        1.05        0.21
---------------------------------------------------------------------------------------------------



AIM MODERATE ALLOCATION FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,076.20       $1.90       $1,022.96       $1.86        0.37%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,071.30        5.75        1,019.24        5.61        1.12
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,071.30        5.75        1,019.24        5.61        1.12
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,073.70        3.19        1,021.72        3.11        0.62
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,076.20        0.62        1,024.20        0.60        0.12
---------------------------------------------------------------------------------------------------



AIM MODERATE GROWTH ALLOCATION FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,094.40       $1.92       $1,022.96       $1.86        0.37%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,089.30        5.80        1,019.24        5.61        1.12
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,089.40        5.80        1,019.24        5.61        1.12
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,092.40        3.22        1,021.72        3.11        0.62
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,094.30        0.62        1,024.20        0.60        0.12
---------------------------------------------------------------------------------------------------



AIM MODERATELY CONSERVATIVE ALLOCATION FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,044.30       $2.03       $1,022.81       $2.01        0.40%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,039.70        5.82        1,019.09        5.76        1.15
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,039.60        5.82        1,019.09        5.76        1.15
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,043.20        3.29        1,021.57        3.26        0.65
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,044.30        0.76        1,024.05        0.75        0.15
---------------------------------------------------------------------------------------------------


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009, through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


40        AIM ALLOCATION FUNDS

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(AIM CONSERVATIVE ALLOCATION FUND, AIM GROWTH ALLOCATION FUND, AIM MODERATE ALLOCATION FUND, AIM MODERATE GROWTH ALLOCATION FUND AND
AIM MODERATELY CONSERVATIVE ALLOCATION FUND)

The Board of Trustees (the Board) of AIM        In addition to their meetings             any particular factor that was
Growth Series (the "Trust") is required      throughout the year, the Sub-Committees      controlling. Each Trustee may have
under the Investment Company Act of 1940     meet at designated contract renewal          evaluated the information provided
to approve annually the renewal of each      meetings each year to conduct an in-depth    differently from another Trustee and
series portfolio of the Trust's (each, a     review of the performance, fees, expenses    attributed different weight to the various
Fund) investment advisory agreement with     and other matters related to their           factors. The Trustees recognized that the
Invesco Aim Advisors, Inc. (Invesco Aim)     assigned funds. During the contract          advisory arrangements and resulting
and the Master Intergroup Sub-Advisory       renewal process, the Trustees receive        advisory fees for each Fund and the other
Contract for Mutual Funds (the               comparative performance and fee data         AIM Funds are the result of years of
sub-advisory contracts) with Invesco Asset   regarding the AIM Funds prepared by an       review and negotiation between the
Management Deutschland GmbH, Invesco Asset   independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Management Limited, Invesco Asset            (Lipper), under the direction and            Trustees may focus to a greater extent on
Management (Japan) Limited, Invesco          supervision of the Senior Officer who also   certain aspects of these arrangements in
Australia Limited, Invesco Global Asset      prepares a separate analysis of this         some years than in others, and that the
Management (N.A.), Inc., Invesco Hong Kong   information for the Trustees. Each           Trustees' deliberations and conclusions in
Limited, Invesco Institutional (N.A.),       Sub-Committee then makes recommendations     a particular year may be based in part on
Inc., Invesco Senior Secured Management,     to the Investments Committee regarding the   their deliberations and conclusions
Inc. and Invesco Trimark Ltd.                fees and expenses of their assigned funds.   regarding these same arrangements
(collectively, the Affiliated                The Investments Committee considers each     throughout the year and in prior years.
Sub-Advisers). During contract renewal       Sub-Committee's recommendations and makes
meetings held on June 16-17, 2009, the       its own recommendations regarding the fees      The discussion below serves as a
Board as a whole, and the disinterested or   and expenses of the AIM Funds to the full    summary of the Senior Officer's
"independent" Trustees voting separately,    Board. The Investments Committee also        independent written evaluation with
approved the continuance of each Fund's      considers each Sub-Committee's               respect to each Fund's investment advisory
investment advisory agreement and the        recommendations in making its annual         agreement as well as a discussion of the
sub-advisory contracts for another year,     recommendation to the Board whether to       material factors and related conclusions
effective July 1, 2009. In doing so, the     approve the continuance of each AIM Fund's   that formed the basis for the Board's
Board determined that each Fund's            investment advisory agreement and            approval of each Fund's investment
investment advisory agreement and            sub-advisory contracts for another year.     advisory agreement and sub-advisory
sub-advisory contracts are in the best                                                    contracts. Unless otherwise stated,
interests of the Fund and its shareholders      The independent Trustees met separately   information set forth below is as of June
and that the compensation to Invesco Aim     during their evaluation of the Fund's        17, 2009, and does not reflect any changes
and the Affiliated Sub-Advisers under each   investment advisory agreement and            that may have occurred since that date,
Fund's investment advisory agreement and     sub-advisory contracts with independent      including but not limited to changes to a
sub-advisory contracts is fair and           legal counsel. The independent Trustees      Fund's performance, advisory fees, expense
reasonable.                                  were also assisted in their annual           limitations and/or fee waivers.
                                             evaluation of the Fund's investment
THE BOARD'S FUND EVALUATION PROCESS          advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
                                             One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
The Board's Investments Committee has        is to manage the process by which the AIM
established three Sub-Committees that are    Funds' proposed management fees are             A. Nature, Extent and Quality of
responsible for overseeing the management    negotiated during the annual contract              Services Provided by Invesco Aim
of a number of the series portfolios of      renewal process to ensure that they are
the AIM Funds. This Sub-Committee            negotiated in a manner that is at arms'      The Board reviewed the advisory services
structure permits the Trustees to focus on   length and reasonable. Accordingly, the      provided to each Fund by Invesco Aim under
the performance of the AIM Funds that have   Senior Officer must either supervise a       the Fund's investment advisory agreement,
been assigned to them. The Sub-Committees    competitive bidding process or prepare an    the performance of Invesco Aim in
meet throughout the year to review the       independent written evaluation. The Senior   providing these services, and the
performance of their assigned funds, and     Officer recommended that an independent      credentials and experience of the officers
the Sub-Committees review monthly and        written evaluation be provided and, at the   and employees of Invesco Aim who provide
quarterly comparative performance            direction of the Board, prepared an          these services. The Board's review of the
information and periodic asset flow data     independent written evaluation.              qualifications of Invesco Aim to provide
for their assigned funds. These materials                                                 these services included the Board's
are prepared under the direction and            During the annual contract renewal        consideration of Invesco Aim's portfolio
supervision of the independent Senior        process, the Board considered the factors    and product review process, various back
Officer, an officer of the AIM Funds who     discussed below in evaluating the fairness   office support functions provided by
reports directly to the independent          and reasonableness of each Fund's            Invesco Aim and its affiliates, and
Trustees. Over the course of each year,      investment advisory agreement and            Invesco Aim's equity and fixed income
the Sub-Committees meet with portfolio       sub-advisory contracts. The Board            trading operations. The Board concluded
managers for their assigned funds and        considered all of the information provided   that the nature, extent and quality of the
other members of management and review       to them, including information provided at   advisory services provided to each Fund by
with these individuals the performance,      their meetings throughout the year as part   Invesco Aim are appropriate and that
investment objective(s), policies,           of their ongoing oversight of such Fund,     Invesco Aim currently is providing
strategies and limitations of these funds.   and did not identify                         satisfactory advisory services in
                                                                                          accordance with the terms of each Fund's
                                                                                          investment advisory agreement. In
                                                                                          addition, based on their ongoing meet-


41 AIM ALLOCATION FUNDS                                                continued

ings throughout the year with each Fund's    factor in considering whether to approve     performance of the Index for the one year
portfolio manager or managers, the Board     the sub-advisory contracts for each Fund,    period and above the performance of the
concluded that these individuals are         as no Affiliated Sub-Adviser currently       Index for the three year period. Invesco
competent and able to continue to carry      manages assets of any Fund.                  Aim advised the Board that relative
out their responsibilities under each                                                     underperformance was impacted by exposure
Fund's investment advisory agreement.           AIM Conservative Allocation Fund          to specific underlying funds, and that
                                                                                          Invesco Aim will continue to monitor the
   In determining whether to continue each      The Board noted that the Fund recently    Fund. Although the independent written
Fund's investment advisory agreement, the    began operations and that only three         evaluation of the Fund's Senior Officer
Board considered the prior relationship      calendar years of comparative performance    only considered Fund performance through
between Invesco Aim and the Fund, as well    was available. The Board compared the        the most recent calendar year, the Board
as the Board's knowledge of Invesco Aim's    Fund's performance during the past one and   also reviewed more recent Fund performance
operations, and concluded that it is         three calendar years to the performance of   and this review did not change their
beneficial to maintain the current           all funds in the Lipper performance          conclusions. The Board noted that, in
relationship, in part, because of such       universe that are not managed by Invesco     response to the Board's focus on fund
knowledge. The Board also considered the     Aim or an Affiliated Sub-Adviser and         performance, Invesco Aim has taken a
steps that Invesco Aim and its affiliates    against the Lipper Mixed-Asset Target        number of actions intended to improve the
continue to take to improve the quality      Allocation Conservative Funds Index. The     investment process for the funds.
and efficiency of the services they          Board noted that the Fund's performance
provide to the AIM Funds in the areas of     was in the second quintile of its               AIM Moderate Allocation Fund
investment performance, product line         performance universe for the one and three
diversification, distribution, fund          year periods (the first quintile being the   The Board noted that the Fund recently
operations, shareholder services and         best performing funds and the fifth          began operations and that only three
compliance. The Board concluded that the     quintile being the worst performing          calendar years of comparative performance
quality and efficiency of the services       funds). The Board noted that the Fund's      was available. The Board compared the
Invesco Aim and its affiliates provide to    performance was above the performance of     Fund's performance during the past one and
the AIM Funds in each of these areas         the Index for the one year period and        three calendar years to the performance of
support the Board's approval of the          below the performance of the Index for the   all funds in the Lipper performance
continuance of the Fund's investment         three year period. Invesco Aim advised the   universe that are not managed by Invesco
advisory agreement.                          Board that relative underperformance was     Aim or an Affiliated Sub-Adviser and
                                             impacted by exposure to specific             against the Lipper Mixed-Asset Target
   B. Nature, Extent and Quality of          underlying funds, and that Invesco Aim       Allocation Moderate Funds Index. The Board
      Services Provided by Affiliated        will continue to monitor the Fund.           noted that the Fund's performance was in
      Sub-Advisers                           Although the independent written             the fifth quintile of its performance
                                             evaluation of the Fund's Senior Officer      universe for the one year period and in
The Board reviewed the services provided     only considered Fund performance through     the fourth quintile for the three year
by the Affiliated Sub-Advisers under the     the most recent calendar year, the Board     period (the first quintile being the best
sub-advisory contracts and the credentials   also reviewed more recent Fund performance   performing funds and the fifth quintile
and experience of the officers and           and this review did not change their         being the worst performing funds). The
employees of the Affiliated Sub-Advisers     conclusions. The Board noted that, in        Board noted that the Fund's performance
who provide these services. The Board        response to the Board's focus on fund        was below the performance of the Index for
concluded that the nature, extent and        performance, Invesco Aim has taken a         the one and three year periods. Invesco
quality of the services provided by the      number of actions intended to improve the    Aim advised the Board that relative
Affiliated Sub-Advisers are appropriate.     investment process for the funds.            underperformance was impacted by exposure
The Board noted that the Affiliated                                                       to specific underlying funds, and that
Sub-Advisers, which have offices and            AIM Growth Allocation Fund                Invesco Aim will continue to monitor the
personnel that are geographically                                                         Fund. Although the independent written
dispersed in financial centers around the    The Board noted that the Fund recently       evaluation of the Fund's Senior Officer
world, can provide research and other        began operations and that only three         only considered Fund performance through
information and make recommendations on      calendar years of comparative performance    the most recent calendar year, the Board
the markets and economies of various         was available. The Board compared the        also reviewed more recent Fund performance
countries and securities of companies        Fund's performance during the past one and   and this review did not change their
located in such countries or on various      three calendar years to the performance of   conclusions. The Board noted that, in
types of investments and investment          all funds in the Lipper performance          response to the Board's focus on fund
techniques. The Board concluded that the     universe that are not managed by Invesco     performance, Invesco Aim has taken a
sub-advisory contracts benefit each Fund     Aim or an Affiliated Sub-Adviser and         number of actions intended to improve the
and its shareholders by permitting Invesco   against the Lipper Multi-Cap Core Funds      investment process for the funds.
Aim to utilize the additional resources      Index. The Board noted that the Fund's
and talent of the Affiliated Sub-Advisers    performance was in the fourth quintile of       AIM Moderate Growth Allocation Fund
in managing each Fund.                       its performance universe for the one year
                                             period and the third quintile for the        The Board noted that the Fund recently
   C. Fund Performance                       three year period (the first quintile        began operations and that only three
                                             being the best performing funds and the      calendar years of comparative performance
The Board considered fund performance as a   fifth quintile being the worst performing    was available. The Board compared the
relevant factor in considering whether to    funds). The Board noted that the Fund's      Fund's performance during the past
approve the investment advisory agreement.   performance was below the
The Board did not view fund performance as
a relevant


42 AIM ALLOCATION FUNDS                                                continued

three calendar years to the performance of   and this review did not change their         Fund. The Board noted that Invesco Aim
all funds in the Lipper performance          conclusions. The Board noted that, in        continues to operate at a net profit,
universe that are not managed by Invesco     response to the Board's focus on fund        although the reduction of assets under
Aim or an Affiliated Sub-Adviser and         performance, Invesco Aim has taken a         management as a result of market movements
against the Lipper Mixed-Asset Target        number of actions intended to improve the    and the increase in voluntary fee waivers
Allocation Growth Funds Index. The Board     investment process for the funds.            for affiliated money market funds have
noted that the Fund's performance was in                                                  reduced the profitability of Invesco Aim
the fifth quintile of its performance           D. Advisory Fees and Fee Waivers          and its affiliates. The Board concluded
universe for the one and three year                                                       that each Fund's fees are fair and
periods (the first quintile being the best   The Board noted that each Fund is a fund     reasonable, and that the level of profits
performing funds and the fifth quintile      of funds and invests its assets in           realized by Invesco Aim and its affiliates
being the worst performing funds). The       underlying funds rather than directly in     from providing services to each Fund is
Board noted that the Fund's performance      individual securities. The Board noted       not excessive in light of the nature,
was below the performance of the Index for   that Invesco Aim does not charge any Fund    quality and extent of the services
the one and three year periods. Invesco      any advisory fees pursuant to such Fund's    provided. The Board considered whether
Aim advised the Board that relative          investment advisory agreement, although      Invesco Aim is financially sound and has
underperformance was impacted by exposure    the underlying funds in which each Fund      the resources necessary to perform its
to specific underlying funds, and that       invests pay Invesco Aim advisory fees.       obligations under each Fund's investment
Invesco Aim will continue to monitor the     Because Invesco Aim does not charge any      advisory agreement, and concluded that
Fund. Although the independent written       Fund any advisory fees, the Board did not    Invesco Aim has the financial resources
evaluation of the Fund's Senior Officer      rely upon any comparison of services and     necessary to fulfill these obligations.
only considered Fund performance through     fees under advisory contracts with other     The Board also considered whether each
the most recent calendar year, the Board     funds or products advised by Invesco Aim     Affiliated Sub-Adviser is financially
also reviewed more recent Fund performance   and its affiliates.                          sound and has the resources necessary to
and this review did not change their                                                      perform its obligations under the
conclusions. The Board noted that, in           The Board noted that Invesco Aim has      sub-advisory contracts, and concluded that
response to the Board's focus on fund        contractually agreed to waive fees and/or    each Affiliated Sub-Adviser has the
performance, Invesco Aim has taken a         limit expenses of each Fund through at       financial resources necessary to fulfill
number of actions intended to improve the    least June 30, 2010 in an amount necessary   these obligations.
investment process for the funds.            to limit total annual operating expenses
                                             to a specified percentage of average daily      G. Collateral Benefits to Invesco Aim
   AIM Moderately Conservative Allocation    net assets for each class of the Fund. The         and its Affiliates
   Fund                                      Board considered the effect this expense
                                             limitation would have on each Fund's         The Board considered various other
The Board noted that the Fund recently       estimated total expenses.                    benefits received by Invesco Aim and its
began operations and that only three                                                      affiliates resulting from Invesco Aim's
calendar years of comparative performance       E. Economies of Scale and Breakpoints     relationship with each Fund, including the
was available. The Board compared the                                                     fees received by Invesco Aim and its
Fund's performance during the past three     The Board noted that Invesco Aim does not    affiliates for their provision of
calendar years to the performance of all     charge any Fund any advisory fees pursuant   administrative, transfer agency and
funds in the Lipper performance universe     to each Fund's investment advisory           distribution services to each Fund. The
that are not managed by Invesco Aim or an    agreement, although the underlying funds     Board considered the performance of
Affiliated Sub-Adviser and against the       in which each Fund invests pay Invesco Aim   Invesco Aim and its affiliates in
Lipper Mixed-Asset Target Allocation         advisory fees. The Board also noted that     providing these services and the
Conservative Funds Index. The Board noted    each Fund shares directly in economies of    organizational structure employed by
that the Fund's performance was in the       scale through lower fees charged by third    Invesco Aim and its affiliates to provide
fourth quintile of its performance           party service providers based on the         these services. The Board also considered
universe for the one and three year          combined size of all of the AIM Funds and    that these services are provided to each
periods (the first quintile being the best   affiliates.                                  Fund pursuant to written contracts that
performing funds and the fifth quintile                                                   are reviewed and approved on an annual
being the worst performing funds). The          F. Profitability and Financial            basis by the Board. The Board concluded
Board noted that the Fund's performance            Resources                              that Invesco Aim and its affiliates are
was below the performance of the Index for                                                providing these services in a satisfactory
the one and three year periods. Invesco      The Board reviewed information from          manner and in accordance with the terms of
Aim advised the Board that relative          Invesco Aim concerning the costs of the      their contracts, and are qualified to
underperformance was impacted by exposure    advisory and other services that Invesco     continue to provide these services to each
to specific underlying funds, and that       Aim and its affiliates provide to each       Fund.
Invesco Aim will continue to monitor the     Fund and the profitability of Invesco Aim
Fund. Although the independent written       and its affiliates in providing these           The Board considered the benefits
evaluation of the Fund's Senior Officer      services. The Board also reviewed            realized by Invesco Aim as a result of
only considered Fund performance through     information concerning the financial         portfolio brokerage transactions executed
the most recent calendar year, the Board     condition of Invesco Aim and its             through "soft dollar" arrangements.
also reviewed more recent Fund performance   affiliates. The Board reviewed with          Invesco Aim noted that no Fund executes
                                             Invesco Aim the methodology used to          brokerage transactions through "soft
                                             prepare the profitability information. The   dollar" arrangements to any significant
                                             Board considered the overall profitability   degree.
                                             of Invesco Ltd., the ultimate parent of
                                             Invesco Aim and the Affiliated
                                             Sub-Advisers, and of Invesco Aim, as well
                                             as the profitability of Invesco Aim in
                                             connection with managing each


43 AIM ALLOCATION FUNDS

[INVESCO AIM LOGO]                 Supplement to Semiannual Report dated 6/30/09
--SERVICE MARK--
                                   AIM ALLOCATION FUNDS

                                   AIM Conservative Allocation Fund
                                   AIM Growth Allocation Fund
                                   AIM Moderate Allocation Fund
                                   AIM Moderate Growth Allocation Fund
                                   AIM Moderately Conservative Allocation Fund

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class share are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

invescoaim.com   AAS-INS-2   Invesco Aim Distributors, Inc.

Supplement to Semiannual Report dated 6/30/09

==========================================   ==========================================   ==========================================
AIM CONSERVATIVE ALLOCATION FUND             AIM GROWTH ALLOCATION FUND                   AIM MODERATE ALLOCATION FUND
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
For periods ended 6/30/09                    For periods ended 6/30/09                    For periods ended 6/30/09

Inception (4/30/04)                  1.32%   Inception (4/30/04)                  0.64%   Inception (4/30/04)                  1.19%
 5 Years                             1.17     5 Years                            -0.10     5 Years                             0.79
 1 Year                             -9.68     1 Year                            -26.83     1 Year                            -19.05
 6 Months*                           3.43     6 Months*                           9.33     6 Months*                           7.73

*  Cumulative total return that has not      *  Cumulative total return that has not      *  Cumulative total return that has not
   been annualized                              been annualized                              been annualized

Net Expense Ratio              0.83%(1, 2)   Net Expense Ratio              0.92%(1, 2)   Net Expense Ratio              0.88%(1, 2)
Total Expense Ratio            0.86%(2)      Total Expense Ratio            0.92%(2)      Total Expense Ratio            0.92%(2)
==========================================   ==========================================   ==========================================

==========================================   ==========================================
AIM MODERATE GROWTH ALLOCATION               AIM MODERATELY CONSERVATIVE ALLOCATION
FUND                                         FUND
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
For periods ended 6/30/09                    For periods ended 6/30/09

Inception (4/29/05)                 -0.47%   Inception (4/29/05)                  0.54%
 1 Year                            -23.09     1 Year                            -13.22
 6 Months*                           9.52     6 Months*                           4.42

*  Cumulative total return that has not      *  Cumulative total return that has not
   been annualized                              been annualized

Net Expense Ratio              0.90%(1, 2)   Net Expense Ratio              0.83%(1, 2)
Total Expense Ratio            0.96%(2)      Total Expense Ratio            0.96%(2)
==========================================   ==========================================

INSTITUTIONAL CLASS SHARES                   than their original cost. See full report    (1) Total annual operating expenses less
                                             for information on comparative benchmarks.      any contractual fee waivers and/or
Institutional Class shares have no sales     Please consult your Fund prospectus for         expense reimbursements by the advisor
charge; therefore, performance is at net     more information. For the most current          in effect through at least June 30,
asset value (NAV). Performance of            month-end performance, please call 800 451      2010. See current prospectus for more
Institutional Class shares will differ       4246 or visit invescoaim.com.                   information.
from performance of other share classes
primarily due to differing sales charges        Had the advisor not waived fees and/or    (2) The expense ratio includes acquired
and class expenses.                          reimbursed expenses, in the past for AIM        fund fees and expenses of the
                                             Conservative Allocation Fund, performance       underlying funds in which the Fund
   Please note that past performance is      would have been lower.                          invests of 0.60% for AIM Conservative
not indicative of future results. More                                                       Allocation Fund; 0.80% for AIM Growth
recent returns may be more or less than         Had the advisor not waived fees and/or       Allocation Fund; 0.75% for AIM Moderate
those shown. All returns assume              reimbursed expenses for AIM Moderately          Allocation Fund; 0.77% for AIM Moderate
reinvestment of distributions at NAV.        Conservative Allocation Fund, performance       Growth Allocation Fund; and 0.69% for
Investment return and principal value will   would have been lower.                          AIM Moderately Conservative Allocation
fluctuate so your shares, when redeemed,                                                     Fund.
may be worth more or less

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009, through June 30, 2009.

  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If indirect expenses were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------
                                                                                   HYPOTHETICAL
                                                                             (5% ANNUAL RETURN BEFORE
                                                          ACTUAL                     EXPENSES)
                                                ------------------------------------------------------
                                   BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                                 ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      INSTITUTIONAL CLASS          (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
------------------------------------------------------------------------------------------------------------------
AIM Conservative Allocation
  Fund                             $1,000.00      $1,034.30       $1.16       $1,023.65       $1.15        0.23%
------------------------------------------------------------------------------------------------------------------
AIM Growth Allocation Fund          1,000.00       1,093.30        1.09        1,023.75        1.05        0.21
------------------------------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund        1,000.00       1,077.30        0.62        1,024.20        0.60        0.12
------------------------------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation
  Fund                              1,000.00       1,095.20        0.68        1,024.15        0.65        0.13
------------------------------------------------------------------------------------------------------------------
AIM Moderately Conservative
  Allocation Fund                   1,000.00       1,044.20        0.76        1,024.05        0.75        0.15
------------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009, through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM ALLOCATION FUNDS

[GO PAPERLESS
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IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after October 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim;
they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
                                                                                                             [INVESCO AIM LOGO]
   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           --SERVICE MARK--
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   AAS-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM GLOBAL EQUITY FUND
--service mark--               Semiannual Report to Shareholders o June 30, 2009

                               [MOUNTAIN GRAPHIC]

2    Fund Performance
3    Letters to Shareholders
4    Schedule of Investments
7    Financial Statements
10   Notes to Financial Statements
17   Financial Highlights
18   Fund Expenses
19   Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09, including maximum
FUND VS. INDEXES                                                                          applicable sales charges

Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance      CLASS A SHARES
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   Inception (9/15/97)                  3.24%
sales charges, which would have reduced performance.                                      10 Years                             1.86
                                                                                           5 Years                            -2.63
Class A Shares                                                                    7.40%    1 Year                            -35.75
Class B Shares                                                                    7.07
Class C Shares                                                                    7.08    CLASS B SHARES
Class R Shares                                                                    7.29    Inception (9/15/97)                  3.38%
Class Y Shares                                                                    7.52    10 Years                             1.98
MSCI World Index(Triangle) (Broad Market/Style-Specific Index)                    6.35     5 Years                            -2.48
Lipper Global Multi-Cap Core Funds Index(Triangle) (Peer Group Index)             7.96     1 Year                            -35.66

(Triangle)Lipper Inc.                                                                     CLASS C SHARES
                                                                                          Inception (1/2/98)                   3.50%
The MSCI WORLD INDEX--SERVICE MARK-- is a free float-adjusted market capitalization       10 Years                             1.83
index that is designed to measure global developed market equity performance.              5 Years                            -2.22
                                                                                           1 Year                            -33.08
   The LIPPER GLOBAL MULTI-CAP CORE FUNDS INDEX is an equally weighted representation
of the largest funds in the Lipper Global Multi-Cap Core Funds category. These funds      CLASS R SHARES
typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year   10 Years                             2.25%
sales-per-share growth value, compared to the S&P/Citigroup BMI.                           5 Years                            -1.74
                                                                                           1 Year                            -32.16
   The Fund is not managed to track the performance of any particular index, including
the indexes defined here, and consequently, the performance of the Fund may deviate       CLASS Y SHARES
significantly from the performance of the indexes.                                        10 Years                             2.46%
                                                                                           5 Years                            -1.48
   A direct investment cannot be made in an index. Unless otherwise indicated, index       1 Year                            -31.87
results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================   ==========================================

CLASS R SHARES' INCEPTION DATE IS OCTOBER    BE LOWER OR HIGHER. PLEASE VISIT             SHARES DECLINES FROM 5% BEGINNING AT THE
31, 2005. RETURNS SINCE THAT DATE ARE        INVESCOAIM.COM FOR THE MOST RECENT           TIME OF PURCHASE TO 0% AT THE BEGINNING OF
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    MONTH-END PERFORMANCE. PERFORMANCE FIGURES   THE SEVENTH YEAR. THE CDSC ON CLASS C
BLENDED RETURNS OF HISTORICAL CLASS R        REFLECT REINVESTED DISTRIBUTIONS, CHANGES    SHARES IS 1% FOR THE FIRST YEAR AFTER
SHARE PERFORMANCE AND RESTATED CLASS A       IN NET ASSET VALUE AND THE EFFECT OF THE     PURCHASE. CLASS R SHARES DO NOT HAVE A
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      MAXIMUM SALES CHARGE UNLESS OTHERWISE        FRONT-END SALES CHARGE; RETURNS SHOWN ARE
THE INCEPTION DATE OF CLASS R SHARES) AT     STATED. PERFORMANCE FIGURES DO NOT REFLECT   AT NET ASSET VALUE AND DO NOT REFLECT A
NET ASSET VALUE, ADJUSTED TO REFLECT THE     DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   ON FUND DISTRIBUTIONS OR SALE OF FUND        REDEMPTION OF RETIREMENT PLAN ASSETS
R SHARES. CLASS A SHARES' INCEPTION DATE     SHARES. INVESTMENT RETURN AND PRINCIPAL      WITHIN THE FIRST YEAR. CLASS Y SHARES DO
IS SEPTEMBER 15, 1997.                       VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    NOT HAVE A FRONT-END SALES CHARGE OR A
                                             A GAIN OR LOSS WHEN YOU SELL SHARES.         CDSC; THEREFORE, PERFORMANCE IS AT NET
   CLASS Y SHARES' INCEPTION DATE IS                                                      ASSET VALUE.
OCTOBER 3, 2008; RETURNS SINCE THAT DATE        THE TOTAL ANNUAL FUND OPERATING EXPENSE
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE    RATIO SET FORTH IN THE MOST RECENT FUND         A REDEMPTION FEE OF 2% WILL BE IMPOSED
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      PROSPECTUS AS OF THE DATE OF THIS REPORT     ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
PERFORMANCE AND RESTATED CLASS A SHARE       FOR CLASS A, CLASS B, CLASS C, CLASS R AND   THE FUND WITHIN 31 DAYS OF PURCHASE.
PERFORMANCE (FOR PERIODS PRIOR TO THE        CLASS Y SHARES WAS 1.54%, 2.29%, 2.29%,      EXCEPTIONS TO THE REDEMPTION FEE ARE
INCEPTION DATE OF CLASS Y SHARES) AT NET     1.79% AND 1.29%, RESPECTIVELY. THE EXPENSE   LISTED IN THE FUND'S PROSPECTUS.
ASSET VALUE. THE RESTATED CLASS A SHARE      RATIOS PRESENTED ABOVE MAY VARY FROM THE
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     EXPENSE RATIOS PRESENTED IN OTHER SECTIONS      THE PERFORMANCE OF THE FUND'S SHARE
APPLICABLE TO CLASS A SHARES AS WELL AS      OF THIS REPORT THAT ARE BASED ON EXPENSES    CLASSES WILL DIFFER PRIMARILY DUE TO
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    INCURRED DURING THE PERIOD COVERED BY THIS   DIFFERENT SALES CHARGE STRUCTURES AND
RECEIVED BY CLASS A SHARES. CLASS A          REPORT.                                      CLASS EXPENSES.
SHARES' INCEPTION DATE IS SEPTEMBER 15,
1997.                                           CLASS A SHARE PERFORMANCE REFLECTS THE
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS B
   THE PERFORMANCE DATA QUOTED REPRESENT     AND CLASS C SHARE PERFORMANCE REFLECTS THE
PAST PERFORMANCE AND CANNOT GUARANTEE        APPLICABLE CONTINGENT DEFERRED SALES
COMPARABLE FUTURE RESULTS; CURRENT           CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
PERFORMANCE MAY                              CDSC ON CLASS B


2 AIM GLOBAL EQUITY FUND

                    Dear Fellow Shareholders:

                    In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon
  [CROCKETT         than a sprint.
    PHOTO]
                       Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.

                       A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes shares held by the
 Bruce Crockett     Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market's decline.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under "Products & Performance/Investment
Advisory Agreement Renewals."

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees


                    Dear Shareholders:

                    The past year and a half has been unsettling for most of us. Market indexes declined sharply in 2008 before tentatively rebounding in the first half of 2009. While some "market experts" suggest we may be seeing the first
     [TAYLOR        signs of economic recovery, others remind us that much uncertainty remains.
      PHOTO]
                       Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk
  Philip Taylor     tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                       None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my market updates -- as well as other market and fund commentaries by Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


3 AIM GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                       SHARES         VALUE
------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.02%

AUSTRALIA-3.51%

BHP Billiton Ltd.                                       54,872    $  1,503,667
------------------------------------------------------------------------------
Iluka Resources Ltd.(b)                                331,922         761,906
------------------------------------------------------------------------------
Westfield Group                                        106,892         973,469
------------------------------------------------------------------------------
Westpac Banking Corp.                                  180,600       2,924,971
==============================================================================
                                                                     6,164,013
==============================================================================


BELGIUM-2.99%

Delhaize Group                                          64,641       4,544,709
------------------------------------------------------------------------------
Dexia S.A.(b)                                           92,932         704,268
==============================================================================
                                                                     5,248,977
==============================================================================


BERMUDA-1.08%

Arch Capital Group Ltd.(b)                              32,390       1,897,406
==============================================================================


CANADA-1.93%

Barrick Gold Corp.                                       4,700         157,802
------------------------------------------------------------------------------
Biovail Corp.                                           30,300         408,490
------------------------------------------------------------------------------
Brookfield Asset Management Inc.-Class A                45,400         776,006
------------------------------------------------------------------------------
Fairfax Financial Holdings Ltd.                            875         219,503
------------------------------------------------------------------------------
Inmet Mining Corp.                                      26,200         953,097
------------------------------------------------------------------------------
Royal Bank of Canada                                    21,500         878,615
==============================================================================
                                                                     3,393,513
==============================================================================


DENMARK-3.06%

A P Moller-Maersk A.S.-Class B                             464       2,785,269
------------------------------------------------------------------------------
Novo Nordisk A.S.-Class B                               47,402       2,575,535
==============================================================================
                                                                     5,360,804
==============================================================================


FINLAND-1.69%

Nokia Corp.                                            202,845       2,959,203
==============================================================================


FRANCE-2.56%

Axa S.A.                                                44,842         847,452
------------------------------------------------------------------------------
BNP Paribas                                             21,669       1,405,425
------------------------------------------------------------------------------
Bouygues S.A.                                           54,839       2,061,016
------------------------------------------------------------------------------
Sanofi-Aventis S.A.                                      2,938         172,509
==============================================================================
                                                                     4,486,402
==============================================================================


GERMANY-2.41%

Bayerische Motoren Werke AG                             24,443         922,814
------------------------------------------------------------------------------
Deutsche Lufthansa AG                                   81,615       1,025,569
------------------------------------------------------------------------------
E.ON AG                                                 13,038         462,611
------------------------------------------------------------------------------
Hannover Rueckversicherung AG(b)                        36,950       1,365,894
------------------------------------------------------------------------------
RWE AG                                                   5,790         456,926
==============================================================================
                                                                     4,233,814
==============================================================================


GREECE-1.01%

National Bank of Greece S.A.(b)                         36,584       1,001,980
------------------------------------------------------------------------------
Public Power Corp. S.A.                                 36,933         761,358
==============================================================================
                                                                     1,763,338
==============================================================================


HONG KONG-1.00%

Cheung Kong (Holdings) Ltd.                            153,000       1,758,995
==============================================================================


IRELAND-1.25%

Kerry Group PLC-Class A                                 96,161       2,192,686
==============================================================================


ITALY-0.69%

Enel S.p.A.                                            121,731         592,363
------------------------------------------------------------------------------
Eni S.p.A.                                              26,219         621,769
==============================================================================
                                                                     1,214,132
==============================================================================


JAPAN-13.01%

Asahi Breweries, Ltd.                                  137,700       1,977,222
------------------------------------------------------------------------------
Astellas Pharma Inc.                                   110,700       3,909,965
------------------------------------------------------------------------------
Brother Industries, Ltd.                                88,000         776,737
------------------------------------------------------------------------------
Canon Inc.                                             136,900       4,455,217
------------------------------------------------------------------------------
Chubu Electric Power Co., Inc.                           6,500         150,238
------------------------------------------------------------------------------
Hitachi, Ltd.                                           52,000         161,039
------------------------------------------------------------------------------
IBIDEN Co., Ltd.                                        19,700         550,247
------------------------------------------------------------------------------
Minebea Co., Ltd.                                      560,000       2,368,977
------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                   243,300       1,495,457
------------------------------------------------------------------------------
NTT Data Corp.                                             146         470,757
------------------------------------------------------------------------------
Sojitz Corp.                                           333,300         727,488
------------------------------------------------------------------------------
Taiheiyo Cement Corp.                                1,615,000       2,765,174
------------------------------------------------------------------------------
Takeda Pharmaceutical Co., Ltd.                         34,800       1,352,070
------------------------------------------------------------------------------
Toyo Suisan Kaisha, Ltd.                                54,000       1,113,685
------------------------------------------------------------------------------
Toyota Motor Corp.                                      14,700         555,666
==============================================================================
                                                                    22,829,939
==============================================================================


NORWAY-0.71%

StatoilHydro A.S.A.                                     63,449       1,252,440
==============================================================================


SINGAPORE-0.34%

Jardine Matheson Holdings Ltd.                          22,000         603,240
==============================================================================


SWEDEN-2.52%

Boliden AB                                             252,726       1,914,779
------------------------------------------------------------------------------
Nordea Bank A.B.                                       109,568         867,070
------------------------------------------------------------------------------
Swedbank A.B.-Class A(b)                                91,900         534,430
------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-Class B                113,536       1,109,619
==============================================================================
                                                                     4,425,898
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM GLOBAL EQUITY FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------
SWITZERLAND-0.83%

Nestle S.A.                                             13,480    $    508,682
------------------------------------------------------------------------------
Novartis AG                                             23,230         943,671
==============================================================================
                                                                     1,452,353
==============================================================================


UNITED KINGDOM-8.51%

AstraZeneca PLC                                         61,408       2,724,083
------------------------------------------------------------------------------
BHP Billiton PLC                                        28,955         653,917
------------------------------------------------------------------------------
British American Tobacco PLC                           172,017       4,751,172
------------------------------------------------------------------------------
HSBC Holdings PLC                                      177,339       1,465,817
------------------------------------------------------------------------------
Ladbrokes PLC                                          209,305         637,423
------------------------------------------------------------------------------
Royal Dutch Shell PLC                                   22,838         571,855
------------------------------------------------------------------------------
Royal Dutch Shell PLC-Class B                           39,876       1,006,541
------------------------------------------------------------------------------
Standard Chartered PLC                                 151,490       2,852,733
------------------------------------------------------------------------------
Vodafone Group PLC                                     136,506         263,814
==============================================================================
                                                                    14,927,355
==============================================================================


UNITED STATES-48.92%

Aflac, Inc.                                             38,700       1,203,183
------------------------------------------------------------------------------
Amgen Inc.(b)                                           30,900       1,635,846
------------------------------------------------------------------------------
Apple Inc.(b)                                            6,500         925,795
------------------------------------------------------------------------------
Bank of America Corp.                                   60,000         792,000
------------------------------------------------------------------------------
Bank of New York Mellon Corp.                           95,089       2,787,059
------------------------------------------------------------------------------
Big Lots, Inc.(b)                                       22,400         471,072
------------------------------------------------------------------------------
Career Education Corp.(b)                               15,100         375,839
------------------------------------------------------------------------------
Chevron Corp.                                           74,334       4,924,627
------------------------------------------------------------------------------
Cisco Systems, Inc.(b)                                  32,300         602,072
------------------------------------------------------------------------------
ConocoPhillips                                          71,880       3,023,273
------------------------------------------------------------------------------
Cypress Semiconductor Corp.(b)                         270,700       2,490,440
------------------------------------------------------------------------------
D.R. Horton, Inc.                                       72,500         678,600
------------------------------------------------------------------------------
EMC Corp.(b)                                            42,000         550,200
------------------------------------------------------------------------------
ENSCO International Inc.                                54,500       1,900,415
------------------------------------------------------------------------------
Exxon Mobil Corp.                                      120,265       8,407,726
------------------------------------------------------------------------------
Gap, Inc. (The)                                        297,128       4,872,899
------------------------------------------------------------------------------
General Electric Co.                                    60,400         707,888
------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                         16,508       2,433,940
------------------------------------------------------------------------------
Hansen Natural Corp.(b)                                 11,100         342,102
------------------------------------------------------------------------------
International Business Machines Corp.                   54,741       5,716,055
------------------------------------------------------------------------------
Johnson & Johnson                                       26,464       1,503,155
------------------------------------------------------------------------------
Lockheed Martin Corp.                                   45,736       3,688,608
------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                             59,000       1,187,670
------------------------------------------------------------------------------
MBIA Inc.(b)                                            83,100         359,823
------------------------------------------------------------------------------
McDonald's Corp.                                        82,811       4,760,804
------------------------------------------------------------------------------
Microsoft Corp.                                        274,897       6,534,302
------------------------------------------------------------------------------
Mirant Corp.(b)                                        165,817       2,609,960
------------------------------------------------------------------------------
Navistar International Corp.(b)                         24,200       1,055,120
------------------------------------------------------------------------------
Noble Corp.                                             21,200         641,300
------------------------------------------------------------------------------
Northrop Grumman Corp.                                  23,628       1,079,327
------------------------------------------------------------------------------
Pfizer Inc.                                            100,927       1,513,905
------------------------------------------------------------------------------
Procter & Gamble Co. (The)                              19,337         988,121
------------------------------------------------------------------------------
Rent-A-Center, Inc.(b)                                  38,400         684,672
------------------------------------------------------------------------------
Sepracor Inc.(b)                                        36,200         626,984
------------------------------------------------------------------------------
Sprint Nextel Corp.(b)                                 119,600         575,276
------------------------------------------------------------------------------
State Street Corp.                                      54,965       2,594,348
------------------------------------------------------------------------------
Temple-Inland Inc.                                      78,200       1,025,984
------------------------------------------------------------------------------
Texas Instruments Inc.                                  43,164         919,393
------------------------------------------------------------------------------
Tyco International Ltd.                                 15,700         407,886
------------------------------------------------------------------------------
Valeant Pharmaceuticals International(b)               181,500       4,668,180
------------------------------------------------------------------------------
Windstream Corp.                                       430,742       3,601,003
==============================================================================
                                                                    85,866,852
==============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $202,030,545)                                         172,031,360
==============================================================================


MONEY MARKET FUNDS-0.04%

Liquid Assets Portfolio-Institutional Class(c)          34,726          34,726
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)                34,726          34,726
==============================================================================
     Total Money Market Funds (Cost $69,452)                            69,452
==============================================================================
TOTAL INVESTMENTS-98.06% (Cost $202,099,997)                       172,100,812
==============================================================================
OTHER ASSETS LESS LIABILITIES-1.94%                                  3,411,699
==============================================================================
NET ASSETS-100.00%                                                $175,512,511
______________________________________________________________________________
==============================================================================



Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM GLOBAL EQUITY FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Financials                                                           19.0%
-------------------------------------------------------------------------
Information Technology                                               16.1
-------------------------------------------------------------------------
Energy                                                               12.7
-------------------------------------------------------------------------
Health Care                                                          12.5
-------------------------------------------------------------------------
Consumer Staples                                                      9.4
-------------------------------------------------------------------------
Industrials                                                           9.4
-------------------------------------------------------------------------
Consumer Discretionary                                                8.0
-------------------------------------------------------------------------
Materials                                                             5.5
-------------------------------------------------------------------------
Utilities                                                             2.9
-------------------------------------------------------------------------
Telecommunication Services                                            2.5
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.0
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $202,030,545)                           $ 172,031,360
---------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost            69,452
=================================================================================
     Total investments, at value (Cost $202,099,997)                  172,100,812
=================================================================================
Foreign currencies, at value (Cost $3,464,410)                          3,392,072
---------------------------------------------------------------------------------
Receivables for:
  Variation margin                                                        152,614
---------------------------------------------------------------------------------
  Fund shares sold                                                         83,035
---------------------------------------------------------------------------------
  Dividends                                                               410,668
---------------------------------------------------------------------------------
  Deposits with brokers for open futures contracts                        287,798
---------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          12,892
---------------------------------------------------------------------------------
Other assets                                                               35,798
=================================================================================
     Total assets                                                     176,475,689
_________________________________________________________________________________
=================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                  620,673
---------------------------------------------------------------------------------
  Accrued fees to affiliates                                              184,364
---------------------------------------------------------------------------------
  Accrued other operating expenses                                        112,526
---------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         45,615
=================================================================================
     Total liabilities                                                    963,178
=================================================================================
Net assets applicable to shares outstanding                         $ 175,512,511
_________________________________________________________________________________
=================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 325,444,365
---------------------------------------------------------------------------------
Undistributed net investment income                                     4,492,671
---------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (124,462,140)
---------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                (29,962,385)
=================================================================================
                                                                    $ 175,512,511
_________________________________________________________________________________
=================================================================================



NET ASSETS:

Class A                                                             $ 126,320,877
_________________________________________________________________________________
=================================================================================
Class B                                                             $  19,030,614
_________________________________________________________________________________
=================================================================================
Class C                                                             $  12,370,205
_________________________________________________________________________________
=================================================================================
Class R                                                             $     673,766
_________________________________________________________________________________
=================================================================================
Class Y                                                             $     785,424
_________________________________________________________________________________
=================================================================================
Institutional Class                                                 $  16,331,625
_________________________________________________________________________________
=================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                15,276,392
_________________________________________________________________________________
=================================================================================
Class B                                                                 2,466,068
_________________________________________________________________________________
=================================================================================
Class C                                                                 1,605,444
_________________________________________________________________________________
=================================================================================
Class R                                                                    81,774
_________________________________________________________________________________
=================================================================================
Class Y                                                                    94,760
_________________________________________________________________________________
=================================================================================
Institutional Class                                                     1,936,122
_________________________________________________________________________________
=================================================================================
Class A:
  Net asset value per share                                         $        8.27
---------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $8.27 divided by 94.50%)                   $        8.75
_________________________________________________________________________________
=================================================================================
Class B:
  Net asset value and offering price per share                      $        7.72
_________________________________________________________________________________
=================================================================================
Class C:
  Net asset value and offering price per share                      $        7.71
_________________________________________________________________________________
=================================================================================
Class R:
  Net asset value and offering price per share                      $        8.24
_________________________________________________________________________________
=================================================================================
Class Y:
  Net asset value and offering price per share                      $        8.29
_________________________________________________________________________________
=================================================================================
Institutional Class:
  Net asset value and offering price per share                      $        8.44
_________________________________________________________________________________
=================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $227,561)                            $  3,108,809
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                               6,794
================================================================================================
     Total investment income                                                           3,115,603
================================================================================================


EXPENSES:

Advisory fees                                                                            657,175
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,795
------------------------------------------------------------------------------------------------
Custodian fees                                                                            11,979
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                148,267
------------------------------------------------------------------------------------------------
  Class B                                                                                 95,893
------------------------------------------------------------------------------------------------
  Class C                                                                                 59,945
------------------------------------------------------------------------------------------------
  Class R                                                                                  1,516
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      402,736
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 13,543
------------------------------------------------------------------------------------------------
Other                                                                                    111,650
================================================================================================
     Total expenses                                                                    1,527,499
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                  (4,960)
================================================================================================
     Net expenses                                                                      1,522,539
================================================================================================
Net investment income                                                                  1,593,064
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (47,839,270)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     260,557
------------------------------------------------------------------------------------------------
  Futures contracts                                                                    1,063,788
================================================================================================
                                                                                     (46,514,925)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                               55,753,701
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      54,022
------------------------------------------------------------------------------------------------
  Futures contracts                                                                      (23,385)
================================================================================================
                                                                                      55,784,338
================================================================================================
Net realized and unrealized gain                                                       9,269,413
================================================================================================
Net increase in net assets resulting from operations                                $ 10,862,477
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                            JUNE 30,       DECEMBER 31,
                                                                              2009             2008
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $  1,593,064    $   3,924,703
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                 (46,514,925)     (77,420,224)
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      55,784,338     (100,019,000)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations        10,862,477     (173,514,521)
=======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                           --         (516,563)
-------------------------------------------------------------------------------------------------------
  Class B                                                                           --          (95,853)
-------------------------------------------------------------------------------------------------------
  Class C                                                                           --          (57,868)
-------------------------------------------------------------------------------------------------------
  Class R                                                                           --           (2,466)
-------------------------------------------------------------------------------------------------------
  Class Y                                                                           --             (699)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                               --          (49,547)
=======================================================================================================
     Total distributions from net investment income                                 --         (722,996)
=======================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                           --       (9,140,117)
-------------------------------------------------------------------------------------------------------
  Class B                                                                           --       (1,697,161)
-------------------------------------------------------------------------------------------------------
  Class C                                                                           --       (1,024,617)
-------------------------------------------------------------------------------------------------------
  Class R                                                                           --          (43,642)
-------------------------------------------------------------------------------------------------------
  Class Y                                                                           --          (12,382)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                               --         (877,037)
=======================================================================================================
     Total distributions from net realized gains                                    --      (12,794,956)
=======================================================================================================
Share transactions-net:
  Class A                                                                  (13,530,942)     (56,170,421)
-------------------------------------------------------------------------------------------------------
  Class B                                                                   (4,650,619)     (29,382,265)
-------------------------------------------------------------------------------------------------------
  Class C                                                                   (1,893,807)     (11,627,531)
-------------------------------------------------------------------------------------------------------
  Class R                                                                       27,195          588,389
-------------------------------------------------------------------------------------------------------
  Class Y                                                                      552,296          249,597
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                        2,089,260      (50,804,670)
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                        (17,406,617)    (147,146,901)
=======================================================================================================
     Net increase (decrease) in net assets                                  (6,544,140)    (334,179,374)
=======================================================================================================


NET ASSETS:

  Beginning of period                                                      182,056,651      516,236,025
=======================================================================================================
  End of period (includes undistributed net investment income of
     $4,492,671 and $2,899,607, respectively)                             $175,512,511    $ 182,056,651
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Equity Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is to provide long-term growth of capital.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


10        AIM GLOBAL EQUITY FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.


11        AIM GLOBAL EQUITY FUND

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M. FUTURES CONTRACTS -- The Fund may enter into futures contracts to manage exposure to interest rate and equity price movements and currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying instrument for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
___________________________________________________________________
===================================================================





12        AIM GLOBAL EQUITY FUND

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $1,185.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $381.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2009, IADI advised the Fund that IADI retained $8,203 in front-end sales commissions from the sale of Class A shares and $0, $16,069, $284 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs

13        AIM GLOBAL EQUITY FUND
             reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                     LEVEL 1         LEVEL 2       LEVEL 3         TOTAL
---------------------------------------------------------------------------------------------------------------------------
Equity Securities                                                 $111,370,689     $60,730,123       $--       $172,100,812
---------------------------------------------------------------------------------------------------------------------------
Other Investments*                                                     (23,385)             --        --            (23,385)
===========================================================================================================================
  Total Investments                                               $111,347,304     $60,730,123       $--       $172,077,427
___________________________________________________________________________________________________________________________
===========================================================================================================================



* Other Investments include futures which are included at unrealized appreciation (depreciation).

NOTE 4--DERIVATIVE INVESTMENTS

Effective with the beginning of the Fund's fiscal year, the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.

VALUE OF DERIVATIVE INSTRUMENTS AT PERIOD-END

The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of June 30, 2009:

                                                                                       VALUE
                                                                              ----------------------
RISK EXPOSURE/ DERIVATIVE TYPE                                                ASSETS     LIABILITIES
----------------------------------------------------------------------------------------------------
Equity risk
  Futures contracts(a)                                                        $2,649       $(26,034)
____________________________________________________________________________________________________
====================================================================================================



(a) Includes cumulative appreciation (depreciation) of futures contracts. Only current day's variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2009

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                                             LOCATION OF GAIN (LOSS)
                                                                                 ON STATEMENT OF
                                                                                    OPERATIONS
                                                                             -----------------------
                                                                                     FUTURES*
----------------------------------------------------------------------------------------------------
Realized Gain
  Equity risk                                                                       $1,063,788
====================================================================================================
Change in Unrealized Appreciation (Depreciation)
  Equity risk                                                                          (23,385)
====================================================================================================
Total                                                                               $1,040,403
____________________________________________________________________________________________________
====================================================================================================



* The average value outstanding of futures during the period was $2,239,534.

FUTURES CONTRACTS AT PERIOD-END


                                                  OPEN FUTURES CONTRACTS
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                        NUMBER OF           MONTH/                          APPRECIATION
CONTRACT                                                CONTRACTS         COMMITMENT           VALUE       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
CME E-mini S&P 500 Index                                    35        September-09/Long     $1,602,125        $ (6,913)
-------------------------------------------------------------------------------------------------------------------------
Dow Jones EURO STOXX 50 Index                               20        September-09/Long        672,568         (11,471)
-------------------------------------------------------------------------------------------------------------------------
FTSE 100 Index                                               4        September-09/Long        277,527          (7,650)
-------------------------------------------------------------------------------------------------------------------------
NIKKEI 225 Index                                             7        September-09/Long        361,280           2,649
=========================================================================================================================
  Total                                                                                     $2,913,500        $(23,385)
_________________________________________________________________________________________________________________________
=========================================================================================================================





14        AIM GLOBAL EQUITY FUND

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $3,394.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,649 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                  $59,936,917
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $70,763,508 and $88,981,914, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  8,944,687
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (39,994,344)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(31,049,657)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $203,150,469.




15        AIM GLOBAL EQUITY FUND

NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                  JUNE 30, 2009(a)                DECEMBER 31, 2008
                                                            ---------------------------     -----------------------------
                                                              SHARES          AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      501,981     $  3,655,553       1,285,562     $  15,404,060
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      104,613          719,368         261,570         3,091,092
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       68,234          471,396         178,604         1,972,968
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                       22,123          160,680          60,238           762,903
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                    87,151          668,754          25,237           263,960
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          450,641        3,276,012         997,913        13,628,364
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --               --       1,211,384         9,110,956
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                           --               --         245,083         1,727,247
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                           --               --         145,402         1,021,807
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                           --               --           6,148            46,108
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                           --               --           1,740            13,081
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --               --         119,099           907,531
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      333,834        2,437,084       1,172,084        14,475,248
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (357,033)      (2,437,084)     (1,241,539)      (14,475,248)
=========================================================================================================================
Reacquired:(c)
  Class A(b)                                                (2,716,200)     (19,623,579)     (7,935,085)      (95,160,685)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (438,866)      (2,932,903)     (1,684,856)      (19,725,356)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (349,266)      (2,365,203)     (1,324,976)      (14,622,306)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (19,330)        (133,485)        (20,343)         (220,622)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                      (16,116)        (116,458)         (3,252)          (27,444)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (162,065)      (1,186,752)     (4,809,340)      (65,340,565)
=========================================================================================================================
     Net increase (decrease) in share activity              (2,490,299)    $(17,406,617)    (11,309,327)    $(147,146,901)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 15% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      24,272      $ 253,880
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (24,272)      (253,880)
     __________________________________________________________________________________________________
     ==================================================================================================



(c) Net of redemption fees of $140 and $61,115 allocated among the classes based on relative net assets of each class for the six months ended June 30, 2009 and the year ended December 31, 2008, respectively.


16        AIM GLOBAL EQUITY FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                  NET GAINS (LOSSES)
                           NET ASSET      NET        ON SECURITIES                 DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT         (BOTH        TOTAL FROM   FROM NET      FROM NET
                           BEGINNING    INCOME       REALIZED AND     INVESTMENT  INVESTMENT     REALIZED        TOTAL
                           OF PERIOD    (LOSS)        UNREALIZED)     OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 7.70     $ 0.07(d)       $ 0.50          $ 0.57      $   --        $   --         $   --
Year ended 12/31/08           14.81       0.15(d)        (6.67)          (6.52)      (0.03)        (0.56)         (0.59)
Year ended 12/31/07           16.47       0.22(d)         0.63            0.85       (0.31)        (2.20)         (2.51)
Year ended 12/31/06           15.54       0.19            2.73            2.92       (0.20)        (1.79)         (1.99)
Year ended 12/31/05           15.65       0.15(d)         1.34            1.49       (0.13)        (1.47)         (1.60)
Year ended 12/31/04           13.54      (0.02)(d)        2.93            2.91          --         (0.80)         (0.80)
--------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      7.21       0.04(d)         0.47            0.51          --            --             --
Year ended 12/31/08           14.04       0.06(d)        (6.30)          (6.24)      (0.03)        (0.56)         (0.59)
Year ended 12/31/07           15.73       0.09(d)         0.59            0.68       (0.17)        (2.20)         (2.37)
Year ended 12/31/06           14.92       0.06            2.62            2.68       (0.08)        (1.79)         (1.87)
Year ended 12/31/05           15.10       0.03(d)         1.28            1.31       (0.03)        (1.46)         (1.49)
Year ended 12/31/04           13.15      (0.09)(d)        2.84            2.75          --         (0.80)         (0.80)
--------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      7.20       0.04(d)         0.47            0.51          --            --             --
Year ended 12/31/08           14.02       0.06(d)        (6.29)          (6.23)      (0.03)        (0.56)         (0.59)
Year ended 12/31/07           15.71       0.09(d)         0.59            0.68       (0.17)        (2.20)         (2.37)
Year ended 12/31/06           14.89       0.06            2.63            2.69       (0.08)        (1.79)         (1.87)
Year ended 12/31/05           15.08       0.03(d)         1.27            1.30       (0.03)        (1.46)         (1.49)
Year ended 12/31/04           13.14      (0.09)(d)        2.83            2.74          --         (0.80)         (0.80)
--------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      7.68       0.06(d)         0.50            0.56          --            --             --
Year ended 12/31/08           14.81       0.11(d)        (6.65)          (6.54)      (0.03)        (0.56)         (0.59)
Year ended 12/31/07           16.46       0.18(d)         0.63            0.81       (0.26)        (2.20)         (2.46)
Year ended 12/31/06           15.53       0.12            2.76            2.88       (0.16)        (1.79)         (1.95)
Year ended 12/31/05(f)        16.07       0.02(d)         1.03            1.05       (0.13)        (1.46)         (1.59)
--------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      7.71       0.09(d)         0.49            0.58          --            --             --
Year ended 12/31/08(f)        10.46       0.03(d)        (2.19)          (2.16)      (0.03)        (0.56)         (0.59)
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      7.81       0.12(d)         0.51            0.63          --            --             --
Year ended 12/31/08           14.94       0.22(d)        (6.76)          (6.54)      (0.03)        (0.56)         (0.59)
Year ended 12/31/07           16.60       0.29(d)         0.63            0.92       (0.38)        (2.20)         (2.58)
Year ended 12/31/06           15.64       0.23            2.79            3.02       (0.27)        (1.79)         (2.06)
Year ended 12/31/05           15.73       0.23(d)         1.34            1.57       (0.21)        (1.45)         (1.66)
Year ended 12/31/04(f)        13.98       0.07(d)         2.48            2.55          --         (0.80)         (0.80)
__________________________________________________________________________________________________________________________
==========================================================================================================================

                                                                        RATIO OF         RATIO OF
                                                                        EXPENSES         EXPENSES
                                                                       TO AVERAGE     TO AVERAGE NET
                                                                       NET ASSETS     ASSETS WITHOUT   RATIO OF NET
                                                                    WITH FEE WAIVERS    FEE WAIVERS     INVESTMENT
                             NET ASSET                NET ASSETS,        AND/OR           AND/OR      INCOME (LOSS)
                            VALUE, END     TOTAL     END OF PERIOD      EXPENSES         EXPENSES       TO AVERAGE    PORTFOLIO
                           OF PERIOD(a)  RETURN(b)  (000S OMITTED)      ABSORBED         ABSORBED       NET ASSETS   TURNOVER(c)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09     $ 8.27         7.40%     $126,321           1.81%(e)         1.81%(e)        1.99%(e)       42%
Year ended 12/31/08             7.70       (43.90)      132,058           1.54             1.54            1.22          114
Year ended 12/31/07            14.81         5.19       317,181           1.39             1.49            1.27          160
Year ended 12/31/06            16.47        18.88       324,111           1.45             1.64            1.09          166
Year ended 12/31/05            15.54         9.43       264,868           1.50             1.68            0.91          120
Year ended 12/31/04            15.65        21.64       182,416           1.94             1.96           (0.11)         115
--------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09       7.72         7.07        19,031           2.56(e)          2.56(e)         1.24(e)        42
Year ended 12/31/08             7.21       (44.32)       22,770           2.29             2.29            0.47          114
Year ended 12/31/07            14.04         4.33        78,326           2.14             2.24            0.52          160
Year ended 12/31/06            15.73        18.02       100,141           2.20             2.39            0.34          166
Year ended 12/31/05            14.92         8.65        95,379           2.21             2.39            0.20          120
Year ended 12/31/04            15.10        21.06        74,120           2.44             2.46           (0.61)         115
--------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09       7.71         7.08        12,370           2.56(e)          2.56(e)         1.24(e)        42
Year ended 12/31/08             7.20       (44.30)       13,575           2.29             2.29            0.47          114
Year ended 12/31/07            14.02         4.35        40,480           2.14             2.24            0.52          160
Year ended 12/31/06            15.71        18.12        41,261           2.20             2.39            0.34          166
Year ended 12/31/05            14.89         8.58        35,313           2.21             2.39            0.20          120
Year ended 12/31/04            15.08        21.00        20,375           2.44             2.46           (0.61)         115
--------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09       8.24         7.29           674           2.06(e)          2.06(e)         1.74(e)        42
Year ended 12/31/08             7.68       (44.03)          607           1.79             1.79            0.97          114
Year ended 12/31/07            14.81         4.97           488           1.64             1.74            1.02          160
Year ended 12/31/06            16.46        18.62           170           1.70             1.89            0.84          166
Year ended 12/31/05(f)         15.53         6.46            15           1.73(g)          1.91(g)         0.68(g)       120
--------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09       8.29         7.52           785           1.56(e)          1.56(e)         2.24(e)        42
Year ended 12/31/08(f)          7.71       (20.46)          183           1.53(g)          1.53(g)         1.23(g)       114
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09       8.44         8.07        16,332           0.62(e)          0.62(e)         3.18(e)        42
Year ended 12/31/08             7.81       (43.64)       12,864           1.07             1.07            1.69          114
Year ended 12/31/07            14.94         5.58        79,762           0.99             1.67            1.67          160
Year ended 12/31/06            16.60        19.40        66,018           1.03             1.22            1.50          166
Year ended 12/31/05            15.64         9.97        39,803           0.99             1.17            1.42          120
Year ended 12/31/04(f)         15.73        18.39        13,158           1.18(g)          1.20(g)         0.65(g)       115
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)  Calculated using average shares outstanding.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $119,597, $19,337, $12,088, $611, $401 and $13,620 for Class A, Class B,
     Class C, Class R, Class Y and Institutional Class shares, respectively.
(f) Commencement date of October 31, 2005, October 3, 2008 and April 30, 2004 for Class R, Class Y and Institutional Class shares, respectively.
(g)  Annualized.


17        AIM GLOBAL EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,074.00       $ 9.31      $1,015.82       $ 9.05       1.81%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,070.70        13.14       1,012.10        12.77       2.56
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,070.80        13.14       1,012.10        12.77       2.56
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,072.90        10.59       1,014.58        10.29       2.06
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,075.20         8.03       1,017.06         7.80       1.56
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


18        AIM GLOBAL EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     formance, investment objective(s),           considered all of the information provided
Growth Series is required under the          policies, strategies and limitations of      to them, including information provided at
Investment Company Act of 1940 to approve    these funds.                                 their meetings throughout the year as part
annually the renewal of the AIM Global                                                    of their ongoing oversight of the Fund,
Equity Fund (the Fund) investment advisory      In addition to their meetings             and did not identify any particular factor
agreement with Invesco Aim Advisors, Inc.    throughout the year, the Sub-Committees      that was controlling. Each Trustee may
(Invesco Aim) and the Master Intergroup      meet at designated contract renewal          have evaluated the information provided
Sub-Advisory Contract for Mutual Funds       meetings each year to conduct an in-depth    differently from another Trustee and
(the sub-advisory contracts) with Invesco    review of the performance, fees, expenses,   attributed different weight to the various
Asset Management Deutschland GmbH, Invesco   and other matters related to their           factors. The Trustees recognized that the
Asset Management Limited, Invesco Asset      assigned funds. During the contract          advisory arrangements and resulting
Management (Japan) Limited, Invesco          renewal process, the Trustees receive        advisory fees for the Fund and the other
Australia Limited, Invesco Global Asset      comparative performance and fee data         AIM Funds are the result of years of
Management (N.A.), Inc., Invesco Hong Kong   regarding the AIM Funds prepared by an       review and negotiation between the
Limited, Invesco Institutional (N.A.),       independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Inc., Invesco Senior Secured Management,     (Lipper), under the direction and            Trustees may focus to a greater extent on
Inc. and Invesco Trimark Ltd.                supervision of the Senior Officer who also   certain aspects of these arrangements in
(collectively, the Affiliated                prepares a separate analysis of this         some years than in others, and that the
Sub-Advisers). During contract renewal       information for the Trustees. Each Sub-      Trustees' deliberations and conclusions in
meetings held on June 16-17, 2009, the       Committee then makes recommendations to      a particular year may be based in part on
Board as a whole, and the disinterested or   the Investments Committee regarding the      their deliberations and conclusions
"independent" Trustees voting separately,    fees and expenses of their assigned funds.   regarding these same arrangements
approved the continuance of the Fund's       The Investments Committee considers each     throughout the year and in prior years.
investment advisory agreement and the        Sub-Committee's recommendations and makes
sub-advisory contracts for another year,     its own recommendations regarding the fees      The discussion below serves as a
effective July 1, 2009. In doing so, the     and expenses of the AIM Funds to the full    summary of the Senior Officer's
Board determined that the Fund's             Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts are in the best       recommendations in making its annual         agreement as well as a discussion of the
interests of the Fund and its shareholders   recommendation to the Board whether to       material factors and related conclusions
and that the compensation to Invesco Aim     approve the continuance of each AIM Fund's   that formed the basis for the Board's
and the Affiliated Sub-Advisers under the    investment advisory agreement and            approval of the Fund's investment advisory
Fund's investment advisory agreement and     sub-advisory contracts for another year.     agreement and sub-advisory contracts.
sub-advisory contracts is fair and                                                        Unless otherwise stated, information set
reasonable.                                     The independent Trustees met separately   forth below is as of June 17, 2009, and
                                             during their evaluation of the Fund's        does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          investment advisory agreement and            occurred since that date, including but
                                             sub-advisory contracts with independent      not limited to changes to the Fund's
The Board's Investments Committee has        legal counsel. The independent Trustees      performance, advisory fees, expense
established three Sub-Committees that are    were also assisted in their annual           limitations and/or fee waivers.
responsible for overseeing the management    evaluation of the Fund's investment
of a number of the series portfolios of      advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
the AIM Funds. This Sub-Committee            One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
structure permits the Trustees to focus on   is to manage the process by which the AIM
the performance of the AIM Funds that have   Funds' proposed management fees are             A. Nature, Extent and Quality of
been assigned to them. The Sub-Committees    negotiated during the annual contract              Services Provided by Invesco Aim
meet throughout the year to review the       renewal process to ensure that they are
performance of their assigned funds, and     negotiated in a manner that is at arms'      The Board reviewed the advisory services
the Sub-Committees review monthly and        length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
quarterly comparative performance            Senior Officer must either supervise a       the Fund's investment advisory agreement,
information and periodic asset flow data     competitive bidding process or prepare an    the performance of Invesco Aim in
for their assigned funds. These materials    independent written evaluation. The Senior   providing these services, and the
are prepared under the direction and         Officer recommended that an independent      credentials and experience of the officers
supervision of the independent Senior        written evaluation be provided and, at the   and employees of Invesco Aim who provide
Officer, an officer of the AIM Funds who     direction of the Board, prepared an          these services. The Board's review of the
reports directly to the independent          independent written evaluation.              qualifications of Invesco Aim to provide
Trustees. Over the course of each year,                                                   these services included the Board's
the Sub-Committees meet with portfolio          During the annual contract renewal        consideration of Invesco Aim's portfolio
managers for their assigned funds and        process, the Board considered the factors    and product review process, various back
other members of management and review       discussed below in evaluating the fairness   office support functions provided by
with these individuals the per-              and reasonableness of the Fund's             Invesco Aim and its affiliates, and
                                             investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory contracts. The Board            trading operations. The



19 AIM GLOBAL EQUITY FUND                                              continued

Board concluded that the nature, extent      investment decisions for the Fund are made   median contractual advisory fee rate of
and quality of the advisory services         by Invesco Asset Management Deutschland      funds in its expense group. The Board also
provided to the Fund by Invesco Aim are      GmbH (Invesco Deutschland). The Board        reviewed the methodology used by Lipper in
appropriate and that Invesco Aim currently   concluded that the sub-advisory contracts    determining contractual fee rates, which
is providing satisfactory advisory           benefit the Fund and its shareholders by     includes using audited financial data from
services in accordance with the terms of     permitting Invesco Aim to utilize the        the most recent annual report of each fund
the Fund's investment advisory agreement.    additional resources and talent of the       in the expense group that was publicly
In addition, based on their ongoing          Affiliated Sub-Advisers in managing the      available as of the end of the past
meetings throughout the year with the        Fund.                                        calendar year. The Board noted that some
Fund's portfolio manager or managers, the                                                 comparative data was at least one year old
Board concluded that these individuals are      C. Fund Performance                       and that other data did not reflect the
competent and able to continue to carry                                                   market downturn that occurred in the
out their responsibilities under the         The Board considered fund performance as a   fourth quarter of 2008.
Fund's investment advisory agreement.        relevant factor in considering whether to
                                             approve the investment advisory agreement       The Board noted that Invesco Aim does
   In determining whether to continue the    as well as the sub-advisory contracts for    not serve as an adviser to other domestic
Fund's investment advisory agreement, the    the Fund, as Invesco Deutschland currently   mutual funds or other domestic clients
Board considered the prior relationship      manages assets of the Fund.                  with investment strategies comparable to
between Invesco Aim and the Fund, as well                                                 those of the Fund; however, Invesco
as the Board's knowledge of Invesco Aim's       The Board compared the Fund's             Deutschland does act as sub-adviser to
operations, and concluded that it is         performance during the past one, three and   foreign funds with investment strategies
beneficial to maintain the current           five calendar years to the performance of    comparable to those of the Fund. The Board
relationship, in part, because of such       all funds in the Lipper performance          compared the Fund's sub-advisory fee rate
knowledge. The Board also considered the     universe that are not managed by Invesco     to the sub-advisory fee rate of the other
steps that Invesco Aim and its affiliates    Aim or an Affiliated Sub-Adviser and         sub-advised funds. The Board noted that
continue to take to improve the quality      against the Lipper Global Multi-Cap Core     the Fund's sub-advisory fee rate was
and efficiency of the services they          Funds Index. The Board noted that the        higher than the sub-advisory fee rate for
provide to the AIM Funds in the areas of     Fund's performance was in the fourth         three funds and lower than the
investment performance, product line         quintile of its performance universe for     sub-advisory fee rate for one of the
diversification, distribution, fund          the one year period, the fifth quintile      funds.
operations, shareholder services and         for the three year period, and the third
compliance. The Board concluded that the     quintile for the five year period (the          Additionally, the Board compared the
quality and efficiency of the services       first quintile being the best performing     Fund's sub-adviser fee rate to the
Invesco Aim and its affiliates provide to    funds and the fifth quintile being the       effective fee rates (the advisory fee
the AIM Funds in each of these areas         worst performing funds). The Board noted     after any advisory fee waivers and before
support the Board's approval of the          that the Fund's performance was below the    any expense limitations/waivers) of
continuance of the Fund's investment         performance of the Index for the one,        numerous separately managed accounts/wrap
advisory agreement.                          three and five year periods. The Board       accounts advised or sub-advised by Invesco
                                             also noted that Invesco Aim appointed an     Deutschland. The Board noted that the
   B. Nature, Extent and Quality of          affiliated sub-advisor to manage the         Fund's sub-advisory fee rate was above the
      Services Provided by Affiliated        Fund's assets on May 1, 2008. Although the   rate for all but three of the separately
      Sub-Advisers                           independent written evaluation of the        managed accounts/wrap accounts. The Board
                                             Fund's Senior Officer only considered Fund   considered that management of the
The Board reviewed the services provided     performance through the most recent          separately managed accounts/wrap accounts
by the Affiliated Sub-Advisers under the     calendar year, the Board also reviewed       by Invesco Deutschland involves different
sub-advisory contracts and the credentials   more recent Fund performance and this        levels of services and different
and experience of the officers and           review did not change their conclusions.     operational and regulatory requirements
employees of the Affiliated Sub-Advisers     The Board noted that, in response to the     than Invesco Deutschland's management of
who provide these services. The Board        Board's focus on fund performance, Invesco   the Fund. The Board concluded that these
concluded that the nature, extent and        Aim has taken a number of actions intended   differences are appropriately reflected in
quality of the services provided by the      to improve the investment process for the    the fee structure for the Fund.
Affiliated Sub- Advisers are appropriate.    funds.
The Board noted that the Affiliated                                                          The Board noted that Invesco Aim has
Sub-Advisers, which have offices and            D. Advisory and Sub-Advisory Fees and     agreed to reduce the per account transfer
personnel that are geographically                  Fee Waivers                            agent fee for all the retail funds,
dispersed in financial centers around the                                                 including the Fund, effective July 1,
world, can provide research and other        The Board compared the Fund's contractual    2009. The Board also noted that Invesco
information and make recommendations on      advisory fee rate to the contractual         Aim has contractually agreed to waive fees
the markets and economies of various         advisory fee rates of funds in the Fund's    and/or limit expenses of the Fund through
countries and securities of companies        Lipper expense group that are not managed    at least June 30, 2010 in an amount
located in such countries or on various      by Invesco Aim or an Affiliated              necessary to limit total annual operating
types of investments and investment          Sub-Adviser, at a common asset level. The    expenses to a specified percentage of
techniques. The Board noted that             Board noted that the Fund's contractual      average daily net assets
                                             advisory fee rate was below the


20 AIM GLOBAL EQUITY FUND                                              continued

for each class of the Fund. The Board        information. The Board considered the           The Board considered the benefits
noted that at the current expense ratio      overall profitability of Invesco Ltd., the   realized by Invesco Aim and the Affiliated
for the Fund, this expense waiver does not   ultimate parent of Invesco Aim and the       Sub-Advisers as a result of portfolio
have any impact.                             Affiliated Sub-Advisers, and of Invesco      brokerage transactions executed through
                                             Aim, as well as the profitability of         "soft dollar" arrangements. The Board
   The Board also considered the services    Invesco Aim in connection with managing      noted that soft dollar arrangements shift
provided by the Affiliated Sub-Advisers      the Fund. The Board noted that Invesco Aim   the payment obligation for research and
pursuant to the sub-advisory contracts and   continues to operate at a net profit,        execution services from Invesco Aim and
the services provided by Invesco Aim         although the reduction of assets under       the Affiliated Sub-Advisers to the funds
pursuant to the Fund's advisory agreement,   management as a result of market movements   and therefore may reduce Invesco Aim's and
as well as the allocation of fees between    and the increase in voluntary fee waivers    the Affiliated Sub-Advisers' expenses. The
Invesco Aim and the Affiliated               for affiliated money market funds have       Board concluded that Invesco Aim's and the
Sub-Advisers pursuant to the sub-advisory    reduced the profitability of Invesco Aim     Affiliated Sub-Advisers' soft dollar
contracts. The Board noted that the          and its affiliates. The Board concluded      arrangements are appropriate. The Board
sub-advisory fees have no direct effect on   that the Fund's fees are fair and            also concluded that, based on their review
the Fund or its shareholders, as they are    reasonable, and that the level of profits    and representations made by the Chief
paid by Invesco Aim to the Affiliated        realized by Invesco Aim and its affiliates   Compliance Officer of Invesco Aim, these
Sub-Advisers, and that Invesco Aim and the   from providing services to the Fund is not   arrangements are consistent with
Affiliated Sub-Advisers are affiliates.      excessive in light of the nature, quality    regulatory requirements.
                                             and extent of the services provided. The
   After taking account of the Fund's        Board considered whether Invesco Aim is         The Board considered the fact that the
contractual advisory fee rate, the           financially sound and has the resources      Fund's uninvested cash and cash collateral
contractual sub-advisory fee rate, the       necessary to perform its obligations under   from any securities lending arrangements
comparative advisory fee information         the Fund's investment advisory agreement,    may be invested in money market funds
discussed above continued and other          and concluded that Invesco Aim has the       advised by Invesco Aim pursuant to
relevant factors, the Board concluded that   financial resources necessary to fulfill     procedures approved by the Board. The
the Fund's advisory and sub-advisory fees    these obligations. The Board also            Board noted that Invesco Aim will receive
are fair and reasonable.                     considered whether each Affiliated           advisory fees from these affiliated money
                                             Sub-Adviser is financially sound and has     market funds attributable to such
   E. Economies of Scale and Breakpoints     the resources necessary to perform its       investments, although Invesco Aim has
                                             obligations under the sub-advisory           contractually agreed to waive through at
The Board considered the extent to which     contracts, and concluded that each           least June 30, 2010, the advisory fees
there are economies of scale in the          Affiliated Sub-Adviser has the financial     payable by the Fund in an amount equal to
provision of advisory services to the        resources necessary to fulfill these         100% of the net advisory fee Invesco Aim
Fund. The Board also considered whether      obligations.                                 receives from the affiliated money market
the Fund benefits from such economies of                                                  funds with respect to the Fund's
scale through contractual breakpoints in        G. Collateral Benefits to Invesco Aim     investment in the affiliated money market
the Fund's advisory fee schedule. The              and its Affiliates                     funds of uninvested cash, but not cash
Board noted that the Fund's contractual                                                   collateral. The Board concluded that the
advisory fee schedule includes seven, but    The Board considered various other           Fund's investment of uninvested cash and
that due to the Fund's asset level at the    benefits received by Invesco Aim and its     cash collateral from any securities
end of the past calendar year, the Fund is   affiliates resulting from Invesco Aim's      lending arrangements in the affiliated
not currently benefiting from the            relationship with the Fund, including the    money market funds is in the best
breakpoints. Based on this information,      fees received by Invesco Aim and its         interests of the Fund and its
the Board concluded that the Fund's          affiliates for their provision of            shareholders.
advisory fees would reflect economies of     administrative, transfer agency and
scale at higher asset levels. The Board      distribution services to the Fund. The
also noted that the Fund shares directly     Board considered the performance of
in economies of scale through lower fees     Invesco Aim and its affiliates in
charged by third party service providers     providing these services and the
based on the combined size of all of the     organizational structure employed by
AIM Funds and affiliates.                    Invesco Aim and its affiliates to provide
                                             these services. The Board also considered
   F. Profitability and Financial            that these services are provided to the
Resources                                    Fund pursuant to written contracts that
                                             are reviewed and approved on an annual
The Board reviewed information from          basis by the Board. The Board concluded
Invesco Aim concerning the costs of the      that Invesco Aim and its affiliates are
advisory and other services that Invesco     providing these services in a satisfactory
Aim and its affiliates provide to the Fund   manner and in accordance with the terms of
and the profitability of Invesco Aim and     their contracts, and are qualified to
its affiliates in providing these            continue to provide these services to the
services. The Board also reviewed            Fund.
information concerning the financial
condition of Invesco Aim and its
affiliates. The Board reviewed with
Invesco Aim the methodology used to
prepare the profitability


21 AIM GLOBAL EQUITY FUND

Supplement to Semiannual Report dated 6/30/09

AIM GLOBAL EQUITY FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    A redemption fee of 2% will be imposed
                                             For periods ended 6/30/09                    on certain redemptions or exchanges out of
The following information has been                                                        the Fund within 31 days of purchase.
prepared to provide Institutional Class      10 Years                             2.73%   Exceptions to the redemption fee are
shareholders with a performance overview      5 Years                            -0.99    listed in the Fund's prospectus.
specific to their holdings. Institutional     1 Year                            -31.43
Class shares are offered exclusively to       6 Months*                           8.07       Please note that past performance is
institutional investors, including defined                                                not indicative of future results. More
contribution plans that meet certain         *  Cumulative total return that has not      recent returns may be more or less than
criteria.                                       been annualized                           those shown. All returns assume
                                             ==========================================   reinvestment of distributions at NAV.
                                                                                          Investment return and principal value will
                                             Institutional Class shares' inception date   fluctuate so your shares, when redeemed,
                                             is April 30, 2004. Returns since that date   may be worth more or less than their
                                             are historical returns. All other returns    original cost. See full report for
                                             are blended returns of historical            information on comparative benchmarks.
                                             Institutional Class share performance and    Please consult your Fund prospectus for
                                             restated Class A share performance (for      more information. For the most current
                                             periods prior to the inception date of       month-end performance, please call 800 451
                                             Institutional Class shares) at net asset     4246 or visit invescoaim.com.
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is September 15,
                                             1997.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 1.07%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                    [INVESCO AIM LOGO]
                                                                                                         --SERVICE MARK--
invescoaim.com   GEQ-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------------
                                                                          HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE
                                                 ACTUAL                     EXPENSES)
                                       ------------------------------------------------------
                          BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                        ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
         CLASS            (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------------
     Institutional        $1,000.00      $1,328.60       $6.47       $1,019.24       $5.61        1.12%
---------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM INTERNATIONAL SMALL COMPANY FUND

for each class of the Fund. The Board        information. The Board considered the           The Board considered the benefits
noted that at the current expense ratio      overall profitability of Invesco Ltd., the   realized by Invesco Aim and the Affiliated
for the Fund, this expense waiver does not   ultimate parent of Invesco Aim and the       Sub-Advisers as a result of portfolio
have any impact.                             Affiliated Sub-Advisers, and of Invesco      brokerage transactions executed through
                                             Aim, as well as the profitability of         "soft dollar" arrangements. The Board
   The Board also considered the services    Invesco Aim in connection with managing      noted that soft dollar arrangements shift
provided by the Affiliated Sub-Advisers      the Fund. The Board noted that Invesco Aim   the payment obligation for research and
pursuant to the sub-advisory contracts and   continues to operate at a net profit,        execution services from Invesco Aim and
the services provided by Invesco Aim         although the reduction of assets under       the Affiliated Sub-Advisers to the funds
pursuant to the Fund's advisory agreement,   management as a result of market movements   and therefore may reduce Invesco Aim's and
as well as the allocation of fees between    and the increase in voluntary fee waivers    the Affiliated Sub-Advisers' expenses. The
Invesco Aim and the Affiliated               for affiliated money market funds have       Board concluded that Invesco Aim's and the
Sub-Advisers pursuant to the sub-advisory    reduced the profitability of Invesco Aim     Affiliated Sub-Advisers' soft dollar
contracts. The Board noted that the          and its affiliates. The Board concluded      arrangements are appropriate. The Board
sub-advisory fees have no direct effect on   that the Fund's fees are fair and            also concluded that, based on their review
the Fund or its shareholders, as they are    reasonable, and that the level of profits    and representations made by the Chief
paid by Invesco Aim to the Affiliated        realized by Invesco Aim and its affiliates   Compliance Officer of Invesco Aim, these
Sub-Advisers, and that Invesco Aim and the   from providing services to the Fund is not   arrangements are consistent with
Affiliated Sub-Advisers are affiliates.      excessive in light of the nature, quality    regulatory requirements.
                                             and extent of the services provided. The
   After taking account of the Fund's        Board considered whether Invesco Aim is         The Board considered the fact that the
contractual advisory fee rate, the           financially sound and has the resources      Fund's uninvested cash and cash collateral
contractual sub-advisory fee rate, the       necessary to perform its obligations under   from any securities lending arrangements
comparative advisory fee information         the Fund's investment advisory agreement,    may be invested in money market funds
discussed above continued and other          and concluded that Invesco Aim has the       advised by Invesco Aim pursuant to
relevant factors, the Board concluded that   financial resources necessary to fulfill     procedures approved by the Board. The
the Fund's advisory and sub-advisory fees    these obligations. The Board also            Board noted that Invesco Aim will receive
are fair and reasonable.                     considered whether each Affiliated           advisory fees from these affiliated money
                                             Sub-Adviser is financially sound and has     market funds attributable to such
   E. Economies of Scale and Breakpoints     the resources necessary to perform its       investments, although Invesco Aim has
                                             obligations under the sub-advisory           contractually agreed to waive through at
The Board considered the extent to which     contracts, and concluded that each           least June 30, 2010, the advisory fees
there are economies of scale in the          Affiliated Sub-Adviser has the financial     payable by the Fund in an amount equal to
provision of advisory services to the        resources necessary to fulfill these         100% of the net advisory fee Invesco Aim
Fund. The Board also considered whether      obligations.                                 receives from the affiliated money market
the Fund benefits from such economies of                                                  funds with respect to the Fund's
scale through contractual breakpoints in        G. Collateral Benefits to Invesco Aim     investment in the affiliated money market
the Fund's advisory fee schedule. The              and its Affiliates                     funds of uninvested cash, but not cash
Board noted that the Fund's contractual                                                   collateral. The Board concluded that the
advisory fee schedule includes seven, but    The Board considered various other           Fund's investment of uninvested cash and
that due to the Fund's asset level at the    benefits received by Invesco Aim and its     cash collateral from any securities
end of the past calendar year, the Fund is   affiliates resulting from Invesco Aim's      lending arrangements in the affiliated
not currently benefiting from the            relationship with the Fund, including the    money market funds is in the best
breakpoints. Based on this information,      fees received by Invesco Aim and its         interests of the Fund and its
the Board concluded that the Fund's          affiliates for their provision of            shareholders.
advisory fees would reflect economies of     administrative, transfer agency and
scale at higher asset levels. The Board      distribution services to the Fund. The
also noted that the Fund shares directly     Board considered the performance of
in economies of scale through lower fees     Invesco Aim and its affiliates in
charged by third party service providers     providing these services and the
based on the combined size of all of the     organizational structure employed by
AIM Funds and affiliates.                    Invesco Aim and its affiliates to provide
                                             these services. The Board also considered
   F. Profitability and Financial            that these services are provided to the
Resources                                    Fund pursuant to written contracts that
                                             are reviewed and approved on an annual
The Board reviewed information from          basis by the Board. The Board concluded
Invesco Aim concerning the costs of the      that Invesco Aim and its affiliates are
advisory and other services that Invesco     providing these services in a satisfactory
Aim and its affiliates provide to the Fund   manner and in accordance with the terms of
and the profitability of Invesco Aim and     their contracts, and are qualified to
its affiliates in providing these            continue to provide these services to the
services. The Board also reviewed            Fund.
information concerning the financial
condition of Invesco Aim and its
affiliates. The Board reviewed with
Invesco Aim the methodology used to
prepare the profitability


21 AIM GLOBAL EQUITY FUND

[INVESCO AIM LOGO]             AIM INCOME ALLOCATION FUND
--SERVICE MARK--               Semiannual Report to Shareholders o June 30, 2009

                               [MOUNTAIN GRAPHIC]

 2   Fund Performance
 4   Letters to Shareholders
 5   Schedule of Investments
 6   Financial Statements
 9   Notes to Financial Statements
14   Financial Highlights
15   Fund Expenses
16   Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                    5.67%
Class B Shares                                                                    5.26
Class C Shares                                                                    5.26
Class R Shares                                                                    5.40
Class Y Shares                                                                    5.67
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19
Custom Income Allocation Index(Square) (Style-Specific Index)                     3.34
Lipper Mixed-Asset Target Allocation Conservative Funds Index(Triangle)
   (Peer Group Index)                                                             6.85

(Triangle)Lipper Inc.; (Square)Invesco Aim, Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry.

   The CUSTOM INCOME ALLOCATION INDEX, created by Invesco Aim to serve as a benchmark for AIM Income Allocation Fund, is composed of the following indexes: Russell 3000,
MSCI EAFE, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The
composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000--REGISTERED TRADEMARK-- Index is
an unmanaged index considered representative of the U.S. stock market. The Russell 3000
Index is a trademark/service mark of the Frank Russell Co. Russell--REGISTERED
TRADEMARK-- is a trademark of the Frank Russell Co. The MSCI EAFE--REGISTERED
TRADEMARK-- Index is an unmanaged index considered representative of stocks of Europe,
Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index is
composed of the following Barclays Capital indexes: U.S. Aggregate, U.S. High-Yield
Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA portion of CMBS.

   The LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target
Allocation Conservative Funds category. These funds, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash and cash equivalents.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2 AIM INCOME ALLOCATION FUND

==========================================
AVERAGE ANNUAL TOTAL RETURNS                 IN THE MOST RECENT FUND PROSPECTUS AS OF
As of 6/30/09, including maximum             THE DATE OF THIS REPORT FOR CLASS A, CLASS
applicable sales charges                     B, CLASS C, CLASS R AND CLASS Y SHARES WAS
                                             1.38%, 2.13%, 2.13%, 1.63% AND 1.13%,
CLASS A SHARES                               RESPECTIVELY.(2) THE EXPENSE RATIOS
Inception (10/31/05)                -1.22%   PRESENTED ABOVE MAY VARY FROM THE EXPENSE
 1 Year                            -17.19    RATIOS PRESENTED IN OTHER SECTIONS OF THIS
                                             REPORT THAT ARE BASED ON EXPENSES INCURRED
CLASS B SHARES                               DURING THE PERIOD COVERED BY THIS REPORT.
Inception (10/31/05)                -1.11%
 1 Year                            -17.11       CLASS A SHARE PERFORMANCE REFLECTS THE
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS B
CLASS C SHARES                               AND CLASS C SHARE PERFORMANCE REFLECTS THE
Inception (10/31/05)                -0.43%   APPLICABLE CONTINGENT DEFERRED SALES
 1 Year                            -13.82    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                             CDSC ON CLASS B SHARES DECLINES FROM 5%
CLASS R SHARES                               BEGINNING AT THE TIME OF PURCHASE TO 0% AT
Inception (10/31/05)                 0.05%   THE BEGINNING OF THE SEVENTH YEAR. THE
 1 Year                            -12.67    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                             YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
CLASS Y SHARES                               HAVE A FRONT-END SALES CHARGE; RETURNS
Inception                            0.36%   SHOWN ARE AT NET ASSET VALUE AND DO NOT
 1 Year                            -12.20    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
==========================================   ON A TOTAL REDEMPTION OF RETIREMENT PLAN
                                             ASSETS WITHIN THE FIRST YEAR. CLASS Y
CLASS Y SHARES' INCEPTION DATE IS OCTOBER    SHARES DO NOT HAVE A FRONT-END SALES
3, 2008; RETURNS SINCE THAT DATE ARE         CHARGE OR A CDSC; THEREFORE, PERFORMANCE
ACTUAL RETURNS. ALL OTHER RETURNS ARE        IS AT NET ASSET VALUE.
BLENDED RETURNS OF ACTUAL CLASS Y SHARE
PERFORMANCE AND RESTATED CLASS A SHARE          THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE (FOR PERIODS PRIOR TO THE        CLASSES WILL DIFFER PRIMARILY DUE TO
INCEPTION DATE OF CLASS Y SHARES) AT NET     DIFFERENT SALES CHARGE STRUCTURES AND
ASSET VALUE. THE RESTATED CLASS A SHARE      CLASS EXPENSES.
PERFORMANCE REFLECTS THE RULE 12B-1 FEES
APPLICABLE TO CLASS A SHARES AS WELL AS         HAD THE ADVISOR NOT WAIVED FEES AND/OR
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    REIMBURSED EXPENSES, PERFORMANCE WOULD
RECEIVED BY CLASS A SHARES. CLASS A          HAVE BEEN LOWER.
SHARES' INCEPTION DATE IS OCTOBER 31,
2005.                                        (1)  Total annual operating expenses less
                                                  any contractual fee waivers and/or
   THE PERFORMANCE DATA QUOTED REPRESENT          expense reimbursements by the advisor
PAST PERFORMANCE AND CANNOT GUARANTEE             in effect through at least June 30,
COMPARABLE FUTURE RESULTS; CURRENT                2010. See current prospectus for more
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE        information.
VISIT INVESCOAIM.COM FOR THE MOST RECENT
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   (2)  The expense ratio includes acquired
REFLECT REINVESTED DISTRIBUTIONS, CHANGES         fund fees and expenses of the
IN NET ASSET VALUE AND THE EFFECT OF THE          underlying funds in which the Fund
MAXIMUM SALES CHARGE UNLESS OTHERWISE             invests of 0.71% for AIM Income
STATED. PERFORMANCE FIGURES DO NOT REFLECT        Allocation Fund.
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
ON FUND DISTRIBUTIONS OR SALE OF FUND
SHARES. INVESTMENT RETURN AND PRINCIPAL
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
A GAIN OR LOSS WHEN YOU SELL SHARES.

   THE NET ANNUAL FUND OPERATING EXPENSE
RATIO SET FORTH IN THE MOST RECENT FUND
PROSPECTUS AS OF THE DATE OF THIS REPORT
FOR CLASS A, CLASS B, CLASS C, CLASS R AND
CLASS Y SHARES WAS 0.99%, 1.74%, 1.74%,
1.24% AND 0.74%, RESPECTIVELY.(1, 2) THE
TOTAL ANNUAL FUND OPERATING EXPENSE
RATIO SET FORTH


3 AIM INCOME ALLOCATION FUND

                    Dear Fellow Shareholders:

                    In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon
  [CROCKETT         than a sprint.
    PHOTO]
                       Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.

                       A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes shares held by the
 Bruce Crockett     Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market's decline.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under "Products & Performance/Investment
Advisory Agreement Renewals."

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                    Dear Shareholders:

                    The past year and a half has been unsettling for most of us. Market indexes declined sharply in 2008 before tentatively rebounding in the first half of 2009. While some "market experts" suggest we may be seeing the first
     [TAYLOR        signs of economic recovery, others remind us that much uncertainty remains.
      PHOTO]
                       Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk
  Philip Taylor     tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                       None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my market updates -- as well as other market and fund commentaries by Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4 AIM INCOME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2009
(Unaudited)

AIM INCOME ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.21%(a)



                                                                                  CHANGE IN
                                 % OF                                            UNREALIZED
                                  NET      VALUE      PURCHASES    PROCEEDS     APPRECIATION     REALIZED    DIVIDEND     SHARES
                                ASSETS    12/31/08     AT COST    FROM SALES   (DEPRECIATION)  GAIN (LOSS)    INCOME     06/30/09
---------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-22.68%

AIM Diversified Dividend Fund    14.69% $ 9,764,054  $1,543,391  $ (1,066,005)   $  637,008    $  (705,506) $  130,404  1,137,913
---------------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                7.99%   4,947,975   1,227,830      (560,242)      102,909       (188,190)     88,488    429,370
=================================================================================================================================
     Total Domestic Equity
     Funds                               14,712,029   2,771,221    (1,626,247)      739,917       (893,696)    218,892
=================================================================================================================================



FIXED-INCOME FUNDS-65.98%

AIM Core Bond Fund               17.68%  14,066,066     747,817    (2,193,752)      138,381       (519,794)    344,000  1,456,990
---------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund            7.27%   4,262,242     369,896      (708,893)    1,440,846       (332,960)    156,854    743,151
---------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund              14.30%   9,122,687     920,870    (1,924,733)    2,560,146       (777,163)    597,819  2,870,089
---------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                   8.67%   6,453,158     428,733      (709,278)      121,302       (289,009)    228,172  1,328,519
---------------------------------------------------------------------------------------------------------------------------------
AIM International Total Return
  Fund                            5.02%   4,303,298     147,548      (875,304)     (120,178)        20,129      32,172    324,509
---------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund          6.00%   4,971,157     254,410      (990,639)       79,972       (161,454)    115,959    490,951
---------------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund          7.04%   6,707,209     309,018    (1,874,851)     (298,012)        32,932     147,491    553,495
=================================================================================================================================
     Total Fixed-Income Funds            49,885,817   3,178,292    (9,277,450)    3,922,457     (2,027,319)  1,622,467
=================================================================================================================================



FOREIGN EQUITY FUNDS-4.78%

AIM International Core Equity
  Fund                            4.78%   2,792,639     664,567      (324,546)      439,138       (263,273)         --    369,668
=================================================================================================================================



REAL ESTATE FUNDS-6.77%

AIM Select Real Estate Income
  Fund                            6.77%   3,875,393   1,299,959      (448,032)      319,368       (359,260)     77,525    849,172
=================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED MUTUAL FUNDS
  (Cost $86,805,711)            100.21% $71,265,878  $7,914,039  $(11,676,275)   $5,420,880    $(3,543,548) $1,918,884
=================================================================================================================================
OTHER ASSETS LESS LIABILITIES    (0.21)%
=================================================================================================================================
NET ASSETS                      100.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                   VALUE
                                  06/30/09
-------------------------------------------

DOMESTIC EQUITY FUNDS-22.68%

AIM Diversified Dividend Fund   $10,172,942
-------------------------------------------
AIM Utilities Fund                5,530,282
===========================================
     Total Domestic Equity
     Funds                       15,703,224
===========================================



FIXED-INCOME FUNDS-65.98%

AIM Core Bond Fund               12,238,718
-------------------------------------------
AIM Floating Rate Fund            5,031,131
-------------------------------------------
AIM High Yield Fund               9,901,807
-------------------------------------------
AIM Income Fund                   6,004,906
-------------------------------------------
AIM International Total Return
  Fund                            3,475,493
-------------------------------------------
AIM Short Term Bond Fund          4,153,446
-------------------------------------------
AIM U.S. Government Fund          4,876,296
===========================================
     Total Fixed-Income Funds    45,681,797
===========================================



FOREIGN EQUITY FUNDS-4.78%

AIM International Core Equity
  Fund                            3,308,525
===========================================



REAL ESTATE FUNDS-6.77%

AIM Select Real Estate Income
  Fund                            4,687,428
===========================================
TOTAL INVESTMENTS IN
  AFFILIATED MUTUAL FUNDS
  (Cost $86,805,711)            $69,380,974
===========================================
OTHER ASSETS LESS LIABILITIES      (142,095)
===========================================
NET ASSETS                      $69,238,879
___________________________________________
===========================================




Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.

PORTFOLIO COMPOSITION

By asset class, based on Net Assets
as of June 30, 2009


                                                           % OF TOTAL NET
                                                TARGET      ASSETS AS OF
ASSET CLASS                                   ALLOCATION      06/30/09
-------------------------------------------------------------------------
Intermediate Term Taxable Investment Grade      38.00%          38.41%
-------------------------------------------------------------------------
International/Global Blend                       5.00            4.78
-------------------------------------------------------------------------
Large Cap Blend                                 15.00           14.69
-------------------------------------------------------------------------
Real Estate                                      7.00            6.77
-------------------------------------------------------------------------
Sector                                           8.00            7.99
-------------------------------------------------------------------------
Short Term Taxable Investment Grade              6.00            6.00
-------------------------------------------------------------------------
Taxable Non Investment Grade                    21.00           21.57
-------------------------------------------------------------------------
Other Assets Less Liabilities                                   -0.21
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM INCOME ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments in affiliated underlying funds, at value (Cost
  $86,805,711)                                                      $ 69,380,974
--------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                       141,343
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          4,407
--------------------------------------------------------------------------------
Other assets                                                              23,246
================================================================================
     Total assets                                                     69,549,970
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased -- affiliated underlying funds                     1,800
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 200,257
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              55,092
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        46,747
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         7,195
================================================================================
     Total liabilities                                                   311,091
================================================================================
Net assets applicable to shares outstanding                         $ 69,238,879
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 94,658,728
--------------------------------------------------------------------------------
Undistributed net investment income                                       72,702
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                                (8,067,814)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (17,424,737)
================================================================================
                                                                    $ 69,238,879
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $ 43,717,198
________________________________________________________________________________
================================================================================
Class B                                                             $  6,154,291
________________________________________________________________________________
================================================================================
Class C                                                             $ 18,455,479
________________________________________________________________________________
================================================================================
Class R                                                             $    507,489
________________________________________________________________________________
================================================================================
Class Y                                                             $    393,893
________________________________________________________________________________
================================================================================
Institutional Class                                                 $     10,529
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                5,358,446
________________________________________________________________________________
================================================================================
Class B                                                                  753,730
________________________________________________________________________________
================================================================================
Class C                                                                2,259,843
________________________________________________________________________________
================================================================================
Class R                                                                   62,163
________________________________________________________________________________
================================================================================
Class Y                                                                   48,268
________________________________________________________________________________
================================================================================
Institutional Class                                                        1,290
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       8.16
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $8.16 divided by 94.50%)                   $       8.63
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       8.17
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       8.17
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $       8.16
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       8.16
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       8.16
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM INCOME ALLOCATION FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends from affiliated underlying funds                                           $ 1,918,884
================================================================================================


EXPENSES:

Administrative services fees                                                              24,795
------------------------------------------------------------------------------------------------
Custodian fees                                                                             4,084
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                 53,572
------------------------------------------------------------------------------------------------
  Class B                                                                                 32,203
------------------------------------------------------------------------------------------------
  Class C                                                                                 89,477
------------------------------------------------------------------------------------------------
  Class R                                                                                  1,101
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                   68,264
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                           5
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 11,050
------------------------------------------------------------------------------------------------
Registration and filing fees                                                              34,797
------------------------------------------------------------------------------------------------
Professional services fees                                                                20,198
------------------------------------------------------------------------------------------------
Other                                                                                     18,857
================================================================================================
     Total expenses                                                                      358,403
================================================================================================
Less: Expenses reimbursed and expense offset arrangement(s)                             (171,976)
================================================================================================
     Net expenses                                                                        186,427
================================================================================================
Net investment income                                                                  1,732,457
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) on sales of affiliated underlying fund shares                (3,543,548)
------------------------------------------------------------------------------------------------
Change in net unrealized appreciation of affiliated underlying fund shares             5,420,880
------------------------------------------------------------------------------------------------
Net gain from affiliated underlying funds                                              1,877,332
================================================================================================
Net increase in net assets resulting from operations                                 $ 3,609,789
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM INCOME ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,     DECEMBER 31,
                                                                               2009           2008
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $ 1,732,457    $  4,847,664
------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (3,543,548)     (4,368,548)
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       5,420,880     (18,848,430)
======================================================================================================
     Net increase (decrease) in net assets resulting from operations         3,609,789     (18,369,314)
======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                   (1,197,817)     (3,143,927)
------------------------------------------------------------------------------------------------------
  Class B                                                                     (151,027)       (477,083)
------------------------------------------------------------------------------------------------------
  Class C                                                                     (424,454)     (1,163,258)
------------------------------------------------------------------------------------------------------
  Class R                                                                      (12,281)        (24,319)
------------------------------------------------------------------------------------------------------
  Class Y                                                                       (8,858)         (4,944)
------------------------------------------------------------------------------------------------------
  Institutional Class                                                             (316)           (652)
======================================================================================================
     Total distributions from net investment income                         (1,794,753)     (4,814,183)
======================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                           --      (1,150,854)
------------------------------------------------------------------------------------------------------
  Class B                                                                           --        (203,257)
------------------------------------------------------------------------------------------------------
  Class C                                                                           --        (472,679)
------------------------------------------------------------------------------------------------------
  Class R                                                                           --          (9,077)
------------------------------------------------------------------------------------------------------
  Institutional Class                                                               --            (195)
======================================================================================================
     Total distributions from net realized gains                                    --      (1,836,062)
======================================================================================================
Share transactions-net:
  Class A                                                                   (1,437,064)       (717,053)
------------------------------------------------------------------------------------------------------
  Class B                                                                   (1,162,109)     (1,535,563)
------------------------------------------------------------------------------------------------------
  Class C                                                                   (1,291,012)        649,784
------------------------------------------------------------------------------------------------------
  Class R                                                                       73,625         157,929
------------------------------------------------------------------------------------------------------
  Class Y                                                                      149,412         257,264
------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (1,622)          4,772
======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (3,668,770)     (1,182,867)
======================================================================================================
     Net increase (decrease) in net assets                                  (1,853,734)    (26,202,426)
======================================================================================================


NET ASSETS:

  Beginning of period                                                       71,092,613      97,295,039
======================================================================================================
  End of period (includes undistributed net investment income of $72,702
     and $134,998, respectively)                                           $69,238,879    $ 71,092,613
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM INCOME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Allocation Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is to achieve a high level of current income with growth of capital as a secondary objective. The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). The Advisor may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

        Securities in the underlying funds, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


9        AIM INCOME ALLOCATION FUND

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

        Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco Aim indirectly as a shareholder of the underlying funds.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through June 30, 2009, Invesco Aim had contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding 12b-1 plan payments and certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.03% of average daily net assets, respectively. Effective July 1, 2009, Invesco Aim has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.28%, 1.03%,

10        AIM INCOME ALLOCATION FUND

1.03%, 0.53%, 0.03% and 0.03% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and will cause net annual operating expenses to exceed the numbers reflected above: (i) interest;
(ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vi) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  Acquired Fund Fees and Expenses are not fees and expenses incurred by the Funds directly but are fees and expenses, including management fees, of the investment companies in which the Funds invest. As a result, the net operating expenses will exceed the expense limits above. You incur these expenses indirectly through the valuation of each Fund's investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Funds.

  For the six months ended June 30, 2009, the Advisor reimbursed Fund level expenses of $103,706 and reimbursed class level expenses of $42,680, $6,414, $17,821, $438, $279 and $5 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2009, IADI advised the Fund that IADI retained $12,972 in front-end sales commissions from the sale of Class A shares and $0, $7,031, $936 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                                                                      LEVEL 1       LEVEL 2     LEVEL 3        TOTAL
-----------------------------------------------------------------------------------------------------------------------
Equity Securities                                                   $69,380,974       $--         $--       $69,380,974
_______________________________________________________________________________________________________________________
=======================================================================================================================





11        AIM INCOME ALLOCATION FUND

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $633.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,513 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                   $1,851,625
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $7,914,039 and $11,676,275, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $    239,584
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (19,536,155)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(19,296,571)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $88,677,545.




12        AIM INCOME ALLOCATION FUND

NOTE 9--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2009(a)               DECEMBER 31, 2008
                                                              --------------------------     ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        732,195     $ 5,630,241      1,902,491     $ 18,812,848
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        108,366         840,435        328,976        3,228,801
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        434,333       3,377,926        948,129        9,044,674
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         17,163         136,087         39,496          392,772
------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                      24,456         196,513         32,396          279,880
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --          1,097            9,000
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        125,413         974,187        386,392        3,608,675
------------------------------------------------------------------------------------------------------------------------
  Class B                                                         17,074         132,561         61,999          581,282
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         44,421         345,642        145,162        1,356,553
------------------------------------------------------------------------------------------------------------------------
  Class R                                                          1,545          12,038          3,614           33,397
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                          1,061           8,309            633            4,944
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 41             316             93              847
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        132,480       1,035,399        205,573        1,977,769
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (132,465)     (1,035,399)      (205,580)      (1,977,769)
========================================================================================================================
Reacquired:
  Class A(b)                                                  (1,161,319)     (9,076,891)    (2,642,845)     (25,116,345)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (141,971)     (1,099,706)      (358,574)      (3,367,877)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (649,207)     (5,014,580)    (1,045,915)      (9,751,443)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (9,303)        (74,500)       (27,512)        (268,240)
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                         (6,748)        (55,410)        (3,530)         (27,560)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               (253)         (1,938)          (657)          (5,075)
========================================================================================================================
     Net increase (decrease) in share activity                  (462,718)    $(3,668,770)      (228,562)    $ (1,182,867)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      17,643      $ 157,548
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (17,643)      (157,548)
     __________________________________________________________________________________________________
     ==================================================================================================





13        AIM INCOME ALLOCATION FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 7.94      $0.21(d)     $ 0.23       $ 0.44      $(0.22)       $   --         $(0.22)      $ 8.16
Year ended 12/31/08           10.60       0.55(d)      (2.46)       (1.91)      (0.55)        (0.20)         (0.75)        7.94
Year ended 12/31/07           10.85       0.54(d)      (0.17)        0.37       (0.47)        (0.15)         (0.62)       10.60
Year ended 12/31/06           10.12       0.39          0.75         1.14       (0.39)        (0.02)         (0.41)       10.85
Year ended 12/31/05(f)        10.03       0.11(d)       0.13         0.24       (0.15)           --          (0.15)       10.12
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      7.95       0.18(d)       0.23         0.41       (0.19)           --          (0.19)        8.17
Year ended 12/31/08           10.61       0.48(d)      (2.46)       (1.98)      (0.48)        (0.20)         (0.68)        7.95
Year ended 12/31/07           10.86       0.46(d)      (0.17)        0.29       (0.39)        (0.15)         (0.54)       10.61
Year ended 12/31/06           10.12       0.31          0.76         1.07       (0.31)        (0.02)         (0.33)       10.86
Year ended 12/31/05(f)        10.03       0.10(d)       0.12         0.22       (0.13)           --          (0.13)       10.12
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      7.95       0.18(d)       0.23         0.41       (0.19)           --          (0.19)        8.17
Year ended 12/31/08           10.61       0.48(d)      (2.46)       (1.98)      (0.48)        (0.20)         (0.68)        7.95
Year ended 12/31/07           10.86       0.46(d)      (0.17)        0.29       (0.39)        (0.15)         (0.54)       10.61
Year ended 12/31/06           10.12       0.31          0.76         1.07       (0.31)        (0.02)         (0.33)       10.86
Year ended 12/31/05(f)        10.03       0.10(d)       0.12         0.22       (0.13)           --          (0.13)       10.12
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      7.95       0.20(d)       0.22         0.42       (0.21)           --          (0.21)        8.16
Year ended 12/31/08           10.61       0.52(d)      (2.45)       (1.93)      (0.53)        (0.20)         (0.73)        7.95
Year ended 12/31/07           10.86       0.51(d)      (0.17)        0.34       (0.44)        (0.15)         (0.59)       10.61
Year ended 12/31/06           10.11       0.43          0.70         1.13       (0.36)        (0.02)         (0.38)       10.86
Year ended 12/31/05(f)        10.03       0.11(d)       0.11         0.22       (0.14)           --          (0.14)       10.11
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      7.94       0.22(d)       0.23         0.45       (0.23)           --          (0.23)        8.16
Year ended 12/31/08(f)         8.93       0.12(d)      (0.94)       (0.82)      (0.17)           --          (0.17)        7.94
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      7.94       0.22(d)       0.23         0.45       (0.23)           --          (0.23)        8.16
Year ended 12/31/08           10.60       0.56(d)      (2.44)       (1.88)      (0.58)        (0.20)         (0.78)        7.94
Year ended 12/31/07           10.85       0.57(d)      (0.17)        0.40       (0.50)        (0.15)         (0.65)       10.60
Year ended 12/31/06           10.11       0.53          0.65         1.18       (0.42)        (0.02)         (0.44)       10.85
Year ended 12/31/05(f)        10.03       0.12(d)       0.11         0.23       (0.15)           --          (0.15)       10.11
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                           RETURN(a)  (000S OMITTED)     ABSORBED(b)        ABSORBED      NET ASSETS   TURNOVER(c)
------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      5.67%      $43,717           0.28%(e)          0.78%(e)       5.38%(e)        12%
Year ended 12/31/08          (18.88)       43,926           0.28              0.67           5.69            27
Year ended 12/31/07            3.40        60,193           0.28              0.70           4.92            10
Year ended 12/31/06           11.48        21,022           0.29              1.96           4.86            21
Year ended 12/31/05(f)         2.35         1,634           0.29(g)          20.85(g)        6.45(g)       0.99
------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      5.26         6,154           1.03(e)           1.53(e)        4.63(e)         12
Year ended 12/31/08          (19.46)        7,177           1.03              1.42           4.94            27
Year ended 12/31/07            2.62        11,412           1.03              1.45           4.17            10
Year ended 12/31/06           10.74         6,018           1.04              2.71           4.11            21
Year ended 12/31/05(f)         2.17           210           1.04(g)          21.60(g)        5.70(g)       0.99
------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      5.26        18,455           1.03(e)           1.53(e)        4.63(e)         12
Year ended 12/31/08          (19.47)       19,324           1.03              1.42           4.94            27
Year ended 12/31/07            2.62        25,286           1.03              1.45           4.17            10
Year ended 12/31/06           10.74         9,905           1.04              2.71           4.11            21
Year ended 12/31/05(f)         2.17           521           1.04(g)          21.60(g)        5.70(g)       0.99
------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      5.40           507           0.53(e)           1.03(e)        5.13(e)         12
Year ended 12/31/08          (19.06)          419           0.53              0.92           5.44            27
Year ended 12/31/07            3.14           394           0.53              0.95           4.67            10
Year ended 12/31/06           11.41           107           0.54              2.21           4.61            21
Year ended 12/31/05(f)         2.20            51           0.54(g)          21.10(g)        6.20(g)       0.99
------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      5.67           394           0.03(e)           0.53(e)        5.63(e)         12
Year ended 12/31/08(f)        (9.14)          234           0.03(g)           0.57(g)        5.94(g)         27
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      5.80            11           0.04(e)           0.44(e)        5.62(e)         12
Year ended 12/31/08          (18.67)           12           0.04              0.36           5.93            27
Year ended 12/31/07            3.66            10           0.03              0.33           5.17            10
Year ended 12/31/06           11.87            57           0.03              1.58           5.11            21
Year ended 12/31/05(f)         2.29            51           0.04(g)          20.58(g)        6.70(g)       0.99
__________________________________________________________________________________________________________________
==================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(b) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.71%, 0.69%, 0.64% and 0.69% for the years ended December 31, 2008, December 31, 2007, December 31, 2006 and the period October 31, 2005 (commencement date) to December 31, 2005, respectively.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)   Calculated using average shares outstanding.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $43,212, $6,494, $18,044, $444, $283 and $11 for Class A,
      Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f) Commencement date of October 31, 2005 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)   Annualized.


14        AIM INCOME ALLOCATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009, through June 30, 2009.

  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,056.70       $1.43       $1,023.41       $1.40        0.28%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,052.60        5.24        1,019.69        5.16        1.03
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,052.60        5.24        1,019.69        5.16        1.03
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,054.00        2.70        1,022.17        2.66        0.53
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,056.70        0.15        1,024.65        0.15        0.03
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009, through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


15        AIM INCOME ALLOCATION FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     formance, investment objective(s),           considered all of the information provided
Growth Series is required under the          policies, strategies and limitations of      to them, including information provided at
Investment Company Act of 1940 to approve    these funds.                                 their meetings throughout the year as part
annually the renewal of the AIM Income                                                    of their ongoing oversight of the Fund,
Allocation Fund (the Fund) investment           In addition to their meetings             and did not identify any particular factor
advisory agreement with Invesco Aim          throughout the year, the Sub-Committees      that was controlling. Each Trustee may
Advisors, Inc. (Invesco Aim) and the         meet at designated contract renewal          have evaluated the information provided
Master Intergroup Sub-Advisory Contract      meetings each year to conduct an in-depth    differently from another Trustee and
for Mutual Funds (the sub-advisory           review of the performance, fees, expenses    attributed different weight to the various
contracts) with Invesco Asset Management     and other matters related to their           factors. The Trustees recognized that the
Deutschland GmbH, Invesco Asset Management   assigned funds. During the contract          advisory arrangements and resulting
Limited, Invesco Asset Management (Japan)    renewal process, the Trustees receive        advisory fees for the Fund and the other
Limited, Invesco Australia Limited,          comparative performance and fee data         AIM Funds are the result of years of
Invesco Global Asset Management (N.A.),      regarding the AIM Funds prepared by an       review and negotiation between the
Inc., Invesco Hong Kong Limited, Invesco     independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Institutional (N.A.), Inc., Invesco Senior   (Lipper), under the direction and            Trustees may focus to a greater extent on
Secured Management, Inc. and Invesco         supervision of the Senior Officer who also   certain aspects of these arrangements in
Trimark Ltd. (collectively, the Affiliated   prepares a separate analysis of this         some years than in others, and that the
Sub-Advisers). During contract renewal       information for the Trustees. Each           Trustees' deliberations and conclusions in
meetings held on June 16-17, 2009, the       Sub-Committee then makes recommendations     a particular year may be based in part on
Board as a whole, and the disinterested or   to the Investments Committee regarding the   their deliberations and conclusions
"independent" Trustees voting separately,    fees and expenses of their assigned funds.   regarding these same arrangements
approved the continuance of the Fund's       The Investments Committee considers each     throughout the year and in prior years.
investment advisory agreement and the        Sub-Committee's recommendations and makes
sub-advisory contracts for another year,     its own recommendations regarding the fees      The discussion below serves as a
effective July 1, 2009. In doing so, the     and expenses of the AIM Funds to the full    summary of the Senior Officer's
Board determined that the Fund's             Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts are in the best       recommendations in making its annual         agreement as well as a discussion of the
interests of the Fund and its shareholders   recommendation to the Board whether to       material factors and related conclusions
and that the compensation to Invesco Aim     approve the continuance of each AIM Fund's   that formed the basis for the Board's
and the Affiliated Sub-Advisers under the    investment advisory agreement and            approval of the Fund's investment advisory
Fund's investment advisory agreement and     sub-advisory contracts for another year.     agreement and sub-advisory contracts.
sub-advisory contracts is fair and                                                        Unless otherwise stated, information set
reasonable.                                     The independent Trustees met separately   forth below is as of June 17, 2009, and
                                             during their evaluation of the Fund's        does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          investment advisory agreement and            occurred since that date, including but
                                             sub-advisory contracts with independent      not limited to changes to the Fund's
The Board's Investments Committee has        legal counsel. The independent Trustees      performance, advisory fees, expense
established three Sub-Committees that are    were also assisted in their annual           limitations and/or fee waivers.
responsible for overseeing the management    evaluation of the Fund's investment
of a number of the series portfolios of      advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
the AIM Funds. This Sub-Committee            One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
structure permits the Trustees to focus on   is to manage the process by which the AIM
the performance of the AIM Funds that have   Funds' proposed management fees are             A. Nature, Extent and Quality of
been assigned to them. The Sub-Committees    negotiated during the annual contract              Services Provided by Invesco Aim
meet throughout the year to review the       renewal process to ensure that they are
performance of their assigned funds, and     negotiated in a manner that is at arms'      The Board reviewed the advisory services
the Sub-Committees review monthly and        length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
quarterly comparative performance            Senior Officer must either supervise a       the Fund's investment advisory agreement,
information and periodic asset flow data     competitive bidding process or prepare an    the performance of Invesco Aim in
for their assigned funds. These materials    independent written evaluation. The Senior   providing these services, and the
are prepared under the direction and         Officer recommended that an independent      credentials and experience of the officers
supervision of the independent Senior        written evaluation be provided and, at the   and employees of Invesco Aim who provide
Officer, an officer of the AIM Funds who     direction of the Board, prepared an          these services. The Board's review of the
reports directly to the independent          independent written evaluation.              qualifications of Invesco Aim to provide
Trustees. Over the course of each year,                                                   these services included the Board's
the Sub-Committees meet with portfolio          During the annual contract renewal        consideration of Invesco Aim's portfolio
managers for their assigned funds and        process, the Board considered the factors    and product review process, various back
other members of management and review       discussed below in evaluating the fairness   office support functions provided by
with these individuals the per-              and reasonableness of the Fund's             Invesco Aim and its affiliates, and
                                             investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory contracts. The Board            trading operations. The


16 AIM INCOME ALLOCATION FUND                                          continued

Board concluded that the nature, extent      the sub-advisory contracts benefit the       Board did not rely upon any comparison of
and quality of the advisory services         Fund and its shareholders by permitting      services and fees under advisory contracts
provided to the Fund by Invesco Aim are      Invesco Aim to utilize the additional        with other funds or products advised by
appropriate and that Invesco Aim currently   resources and talent of the Affiliated       Invesco Aim and its affiliates.
is providing satisfactory advisory           Sub-Advisers in managing the Fund.
services in accordance with the terms of                                                     The Board noted that Invesco Aim has
the Fund's investment advisory agreement.       C. Fund Performance                       contractually agreed to waive fees and/or
In addition, based on their ongoing                                                       limit expenses of the Fund through at
meetings throughout the year with the        The Board considered fund performance as a   least June 30, 2010 in an amount necessary
Fund's portfolio manager or managers, the    relevant factor in considering whether to    to limit total annual operating expenses
Board concluded that these individuals are   approve the investment advisory agreement.   to a specified percentage of average daily
competent and able to continue to carry      The Board did not view fund performance as   net assets for each class of the Fund. The
out their responsibilities under the         a relevant factor in considering whether     Board considered the effect this expense
Fund's investment advisory agreement.        to approve the sub-advisory contracts for    limitation would have on the Fund's
                                             the Fund, as no Affiliated Sub-Adviser       estimated total expenses.
   In determining whether to continue the    currently manages assets of the Fund.
Fund's investment advisory agreement, the                                                    E. Economies of Scale and Breakpoints
Board considered the prior relationship         The Board noted that the Fund recently
between Invesco Aim and the Fund, as well    began operations and that only three         The Board noted that Invesco Aim does not
as the Board's knowledge of Invesco Aim's    calendar years of comparative performance    charge the Fund any advisory fees pursuant
operations, and concluded that it is         was available. The Board compared the        to the Fund's investment advisory
beneficial to maintain the current           Fund's performance during the past three     agreement, although the underlying funds
relationship, in part, because of such       calendar years to the performance of all     in which the Fund invests pay Invesco Aim
knowledge. The Board also considered the     funds in the Lipper performance universe     advisory fees. The Board also noted that
steps that Invesco Aim and its affiliates    that are not managed by Invesco Aim or an    the Fund shares directly in economies of
continue to take to improve the quality      Affiliated Sub-Adviser and against the       scale through lower fees charged by third
and efficiency of the services they          Lipper Mixed-Asset Target Allocation         party service providers based on the
provide to the AIM Funds in the areas of     Conservative Funds Index. The Board noted    combined size of all of the AIM Funds and
investment performance, product line         that the Fund's performance was in the       affiliates
diversification, distribution, fund          fourth quintile of its performance
operations, shareholder services and         universe for the one year period and the        F. Profitability and Financial
compliance. The Board concluded that the     third quintile for the three year period           Resources
quality and efficiency of the services       (the first quintile being the best
Invesco Aim and its affiliates provide to    performing funds and the fifth quintile      The Board reviewed information from
the AIM Funds in each of these areas         being the worst performing funds). The       Invesco Aim concerning the costs of the
support the Board's approval of the          Board noted that the Fund's performance      advisory and other services that Invesco
continuance of the Fund's investment         was below the performance of the Index for   Aim and its affiliates provide to the Fund
advisory agreement.                          the one and three year periods. Although     and the profitability of Invesco Aim and
                                             the independent written evaluation of the    its affiliates in providing these
   B. Nature, Extent and Quality of          Fund's Senior Officer only considered Fund   services. The Board also reviewed
      Services Provided by Affiliated        performance through the most recent          information concerning the financial
      Sub-Advisers                           calendar year, the Board also reviewed       condition of Invesco Aim and its
                                             more recent Fund performance and this        affiliates. The Board reviewed with
The Board reviewed the services provided     review did not change their conclusions.     Invesco Aim the methodology used to
by the Affiliated Sub-Advisers under the     The Board noted that, in response to the     prepare the profitability information. The
sub-advisory contracts and the credentials   Board's focus on fund performance, Invesco   Board considered the overall profitability
and experience of the officers and           Aim has taken a number of actions intended   of Invesco Ltd., the ultimate parent of
employees of the Affiliated Sub-Advisers     to improve the investment process for the    Invesco Aim and the Affiliated
who provide these services. The Board        funds.                                       Sub-Advisers, and of Invesco Aim, as well
concluded that the nature, extent and                                                     as the profitability of Invesco Aim in
quality of the services provided by the         D. Advisory Fees and Fee Waivers          connection with managing the Fund. The
Affiliated Sub-Advisers are appropriate.                                                  Board noted that Invesco Aim continues to
The Board noted that the Affiliated          The Board noted that the Fund is a fund of   operate at a net profit, although the
Sub-Advisers, which have offices and         funds and invests its assets in underlying   reduction of assets under management as a
personnel that are geographically            funds rather than directly in individual     result of market movements and the
dispersed in financial centers around the    securities. The Board noted that Invesco     increase in voluntary fee waivers for
world, can provide research and other        Aim does not charge the Fund any advisory    affiliated money market funds have reduced
information and make recommendations on      fees pursuant to the Fund's investment       the profitability of Invesco Aim and its
the markets and economies of various         advisory agreement, although the             affiliates. The Board concluded that the
countries and securities of companies        underlying funds in which the Fund invests   Fund's fees are fair and reasonable, and
located in such countries or on various      pay Invesco Aim advisory fees. Because       that the level of profits realized by
types of investments and investment          Invesco Aim does not charge the Fund any     Invesco Aim and its affiliates from
techniques. The Board concluded that         advisory fees, the                           providing services to the Fund is not
                                                                                          excessive in light of the nature, quality
                                                                                          and extent of the services provided. The
                                                                                          Board considered whether Invesco Aim is
                                                                                          financially sound and has


17 AIM INCOME ALLOCATION FUND                                          continued

the resources necessary to perform its
obligations under the Fund's investment
advisory agreement, and concluded that
Invesco Aim has the financial resources
necessary to fulfill these obligations.
The Board also considered whether each
Affiliated Sub-Adviser is financially
sound and has the resources necessary to perform its obligations under the sub-advisory contracts, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

   G. Collateral Benefits to Invesco Aim
      and its Affiliates

The Board considered various other
benefits received by Invesco Aim and its affiliates resulting from Invesco Aim's relationship with the Fund, including the fees received by Invesco Aim and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The
Board considered the performance of
Invesco Aim and its affiliates in
providing these services and the
organizational structure employed by
Invesco Aim and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Aim and its affiliates are providing these services in a satisfactory manner and in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.

   The Board considered the benefits
realized by Invesco Aim as a result of
portfolio brokerage transactions executed through "soft dollar" arrangements.
Invesco Aim noted that the Fund does not execute brokerage transactions through
"soft dollar" arrangements to any
significant degree.


18 AIM INCOME ALLOCATION FUND

Supplement to Semiannual Report dated 6/30/09

AIM INCOME ALLOCATION FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 6/30/09                    not indicative of future results. More
The following information has been                                                        recent returns may be more or less than
prepared to provide Institutional Class      Inception (10/31/05)                 0.56%   those shown. All returns assume
shareholders with a performance overview      1 Year                            -12.23    reinvestment of distributions at NAV.
specific to their holdings. Institutional     6 Months*                           5.67    Investment return and principal value will
Class shares are offered exclusively to                                                   fluctuate so your shares, when redeemed,
institutional investors, including defined   *  Cumulative total return that has not      may be worth more or less than their
contribution plans that meet certain            been annualized                           original cost. See full report for
criteria.                                    ==========================================   information on comparative benchmarks.
                                                                                          Please consult your Fund prospectus for
                                             Institutional Class shares have no sales     more information. For the most current
                                             charge; therefore, performance is at net     month-end performance, please call 800 451
                                             asset value (NAV). Performance of            4246 or visit invescoaim.com.
                                             Institutional Class shares will differ
                                             from performance of other share classes      (1) Total annual operating expenses less
                                             primarily due to differing sales charges        any contractual fee waivers and/or
                                             and class expenses.                             expense reimbursements by the advisor
                                                                                             in effect through at least June 30,
                                                The net annual Fund operating expense        2010. See current prospectus for more
                                             ratio set forth in the most recent Fund         information.
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares    (2) The expense ratio includes acquired
                                             was 0.75%.(1, 2) The total annual Fund          fund fees and expenses of the
                                             operating expense ratio set forth in the        underlying funds in which the Fund
                                             most recent Fund prospectus as of the date      invests of 0.71% for AIM Income
                                             of this supplement for Institutional Class      Allocation Fund.
                                             shares was 1.07%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                    [INVESCO AIM LOGO]
                                                                                                        -- SERVICE MARK --
invescoaim.com   INCAL-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009, through June 30, 2009.

  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If indirect expenses were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------
                                                                          HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE
                                                 ACTUAL                     EXPENSES)
                                       ------------------------------------------------------
                          BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                        ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
         CLASS            (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------------
     Institutional        $1,000.00      $1,056.70       $0.20       $1,024.60       $0.20        0.04%
---------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009, through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM INCOME ALLOCATION FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after October 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim;
they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors.
Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
                                                                                                             [INVESCO AIM LOGO]
   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           --SERVICE MARK--
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                   invescoaim.com   INCAL-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM INDEPENDENCE FUNDS
 --SERVICE MARK--              Semiannual Report to Shareholders o June 30, 2009

                               AIM Independence Now Fund
                               AIM Independence 2010 Fund
                               AIM Independence 2020 Fund
                               AIM Independence 2030 Fund
                               AIM Independence 2040 Fund
                               AIM Independence 2050 Fund

                               [MOUNTAIN GRAPHIC]

2    Fund Performance
14   Letters to Shareholders
15   Schedule of Investments
21   Portfolio Composition
22   Financial Statements
27   Notes to Financial Statements
39   Financial Highlights
45   Fund Expenses
48   Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY - AIM INDEPENDENCE NOW FUND

FUND VS. INDEXES

Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                    3.77%
Class B Shares                                                                    3.38
Class C Shares                                                                    3.38
Class R Shares                                                                    3.64
Class Y Shares                                                                    3.77
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19
Custom Independence Now Index(Square) (Style-Specific Index)                      3.80
Lipper Mixed-Asset Target Allocation Conservative Funds Index(Triangle)
   (Peer Group Index)                                                             6.85

(Triangle)Lipper Inc.; (Square)Invesco Aim, Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The CUSTOM INDEPENDENCE NOW INDEX, created by Invesco Aim to serve as a benchmark for AIM Independence Now Fund, is composed of the following indexes: Russell 3000, MSCI
EAFE, FTSE NAREIT Equity REITs, Barclays Capital U.S. Universal and the three-month
U.S. Treasury bill. The composition of the index may change from time to time based upon the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the fund. The Russell 3000--REGISTERED
TRADEMARK-- Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co.
Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Co. The MSCI
EAFE--REGISTERED TRADEMARK-- Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index is
an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S.
Universal Index is composed of the following Barclays Capital indexes: U.S. Aggregate
Index, U.S. High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA
portion of CMBS. The three-month U.S. Treasury bill index is compiled by Lipper and is derived from secondary market interest rates published by the Federal Reserve Bank.

   The LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target
Allocation Conservative Funds category. These funds, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance the peer group reflects fund expenses; performance of a market index does not.


2 AIM INDEPENDENCE NOW FUND

==========================================
AVERAGE ANNUAL TOTAL RETURNS                    THE NET ANNUAL FUND OPERATING EXPENSE
As of 6/30/09, including maximum             RATIO SET FORTH IN THE MOST RECENT FUND
applicable sales charges                     PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             FOR CLASS A, CLASS B, CLASS C, CLASS R AND
CLASS A SHARES                               CLASS Y SHARES WAS 0.92%, 1.67%, 1.67%,
Inception (1/31/07)                 -7.07%   1.17% AND 0.67%, RESPECTIVELY.(1, 2) THE
 1 Year                            -15.80    TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
                                             SET FORTH IN THE MOST RECENT FUND
CLASS B SHARES                               PROSPECTUS AS OF THE DATE OF THIS REPORT
Inception (1/31/07)                 -6.62%   FOR CLASS A, CLASS B, CLASS C, CLASS R AND
 1 Year                            -15.80    CLASS Y SHARES WAS 12.53%, 13.28%, 13.28%,
                                             12.78% AND 12.28%, RESPECTIVELY.(2) THE
CLASS C SHARES                               EXPENSE RATIOS PRESENTED ABOVE MAY VARY
Inception (1/31/07)                 -5.62%   FROM THE EXPENSE RATIOS PRESENTED IN OTHER
 1 Year                            -12.43    SECTIONS OF THIS REPORT THAT ARE BASED ON
                                             EXPENSES INCURRED DURING THE PERIOD
CLASS R SHARES                               COVERED BY THIS REPORT.
Inception (1/31/07)                 -5.13%
 1 Year                            -11.14       CLASS A SHARE PERFORMANCE REFLECTS THE
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS B
CLASS Y SHARES                               AND CLASS C SHARE PERFORMANCE REFLECTS THE
Inception                           -4.86%   APPLICABLE CONTINGENT DEFERRED SALES
 1 Year                            -10.86    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
==========================================   CDSC ON CLASS B SHARES DECLINES FROM 5%
                                             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
CLASS Y SHARES' INCEPTION DATE IS OCTOBER    THE BEGINNING OF THE SEVENTH YEAR. THE
3, 2008; RETURNS SINCE THAT DATE ARE         CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
ACTUAL RETURNS. ALL OTHER RETURNS ARE        YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      HAVE A FRONT-END SALES CHARGE; RETURNS
PERFORMANCE AND RESTATED CLASS A SHARE       SHOWN ARE AT NET ASSET VALUE AND DO NOT
PERFORMANCE (FOR PERIODS PRIOR TO THE        REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
INCEPTION DATE OF CLASS Y SHARES) AT NET     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
ASSET VALUE. THE RESTATED CLASS A SHARE      ASSETS WITHIN THE FIRST YEAR. CLASS Y
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     SHARES DO NOT HAVE A FRONT-END SALES
APPLICABLE TO CLASS A SHARES AS WELL AS      CHARGE OR A CDSC; THEREFORE, PERFORMANCE
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    IS AT NET ASSET VALUE.
RECEIVED BY CLASS A SHARES. CLASS A
SHARES' INCEPTION DATE IS JANUARY 31,           THE PERFORMANCE OF THE FUND'S SHARE
2007.                                        CLASSES WILL DIFFER PRIMARILY DUE TO
                                             DIFFERENT SALES CHARGE STRUCTURES AND
   THE PERFORMANCE DATA QUOTED REPRESENT     CLASS EXPENSES.
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT              HAD THE ADVISOR NOT WAIVED FEES AND/OR
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   REIMBURSED EXPENSES, PERFORMANCE WOULD
VISIT INVESCOAIM.COM FOR THE MOST RECENT     HAVE BEEN LOWER.
MONTH-END PERFORMANCE. PERFORMANCE FIGURES
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    (1) Total annual operating expenses less
IN NET ASSET VALUE AND THE EFFECT OF THE        any contractual fee waivers and/or
MAXIMUM SALES CHARGE UNLESS OTHERWISE           expense reimbursements by the advisor
STATED. PERFORMANCE FIGURES DO NOT REFLECT      in effect through at least June 30,
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY      2010. See current prospectus for more
ON FUND DISTRIBUTIONS OR SALE OF FUND           information.
SHARES. INVESTMENT RETURN AND PRINCIPAL
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    (2) The expense ratio includes estimated
A GAIN OR LOSS WHEN YOU SELL SHARES.            acquired fund fees and expenses of the
                                                underlying funds in which the Fund
                                                invests of 0.65% for AIM Independence
                                                Now Fund.


3 AIM INDEPENDENCE NOW FUND

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY - AIM INDEPENDENCE 2010 FUND

FUND VS. INDEXES

Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                    3.89%
Class B Shares                                                                    3.51
Class C Shares                                                                    3.37
Class R Shares                                                                    3.63
Class Y Shares                                                                    3.88
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19
Custom Independence 2010 Index(Square) (Style-Specific Index)                     3.93
Lipper Mixed-Asset Target 2010 Funds Index(Triangle) (Peer Group Index)           6.31

(Triangle)Lipper Inc.; (Square)Invesco Aim, Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The CUSTOM INDEPENDENCE 2010 INDEX, created by Invesco Aim to serve as a benchmark for AIM Independence 2010 Fund, is composed of the following indexes: Russell 3000,
MSCI EAFE, FTSE NAREIT Equity REITs, Barclays Capital U.S. Universal and the
three-month U.S. Treasury bill. The composition of the index may change from time to time based upon the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and likely will be altered in the future to reflect the increasingly conservative allocations of the fund over time. The Russell 3000--REGISTERED TRADEMARK-- Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell--REGISTERED TRADEMARK-- is a
trademark of the Frank Russell Co. The MSCI EAFE--REGISTERED TRADEMARK-- Index is an
unmanaged index considered representative of stocks of Europe, Australasia and the Far
East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index is composed of the following Barclays Capital indexes: U.S. Aggregate Index, U.S. High-Yield
Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA portion of CMBS. The three-month U.S. Treasury bill index is compiled by Lipper and is derived from secondary market interest rates published by the Federal Reserve Bank.

   The LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2010 Funds category.
These funds seek to maximize assets for retirement or other purposes with an extended time horizon not to exceed the year 2010.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


4 AIM INDEPENDENCE 2010 FUND

==========================================
AVERAGE ANNUAL TOTAL RETURNS                    THE NET ANNUAL FUND OPERATING EXPENSE
As of 6/30/09, including maximum             RATIO SET FORTH IN THE MOST RECENT FUND
applicable sales charges                     PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             FOR CLASS A, CLASS B, CLASS C, CLASS R AND
CLASS A SHARES                               CLASS Y SHARES WAS 0.98%, 1.73%, 1.73%,
Inception (1/31/07)                 -7.74%   1.23% AND 0.73%, RESPECTIVELY.(1, 2) THE
 1 Year                            -16.88    TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
                                             SET FORTH IN THE MOST RECENT FUND
CLASS B SHARES                               PROSPECTUS AS OF THE DATE OF THIS REPORT
Inception (1/31/07)                 -7.35%   FOR CLASS A, CLASS B, CLASS C, CLASS R AND
 1 Year                            -16.84    CLASS Y SHARES WAS 6.15%, 6.90%, 6.90%,
                                             6.40% AND 5.90%, RESPECTIVELY.(2) THE
CLASS C SHARES                               EXPENSE RATIOS PRESENTED ABOVE MAY VARY
Inception (1/31/07)                 -6.25%   FROM THE EXPENSE RATIOS PRESENTED IN OTHER
 1 Year                            -13.58    SECTIONS OF THIS REPORT THAT ARE BASED ON
                                             EXPENSES INCURRED DURING THE PERIOD
CLASS R SHARES                               COVERED BY THIS REPORT.
Inception (1/31/07)                 -5.80%
 1 Year                            -12.24       CLASS A SHARE PERFORMANCE REFLECTS THE
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS B
CLASS Y SHARES                               AND CLASS C SHARE PERFORMANCE REFLECTS THE
Inception                           -5.50%   APPLICABLE CONTINGENT DEFERRED SALES
 1 Year                            -11.85    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
==========================================   CDSC ON CLASS B SHARES DECLINES FROM 5%
                                             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
CLASS Y SHARES' INCEPTION DATE IS OCTOBER    THE BEGINNING OF THE SEVENTH YEAR. THE
3, 2008; RETURNS SINCE THAT DATE ARE         CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
ACTUAL RETURNS. ALL OTHER RETURNS ARE        YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      HAVE A FRONT-END SALES CHARGE; RETURNS
PERFORMANCE AND RESTATED CLASS A SHARE       SHOWN ARE AT NET ASSET VALUE AND DO NOT
PERFORMANCE (FOR PERIODS PRIOR TO THE        REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
INCEPTION DATE OF CLASS Y SHARES) AT NET     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
ASSET VALUE. THE RESTATED CLASS A SHARE      ASSETS WITHIN THE FIRST YEAR. CLASS Y
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     SHARES DO NOT HAVE A FRONT-END SALES
APPLICABLE TO CLASS A SHARES AS WELL AS      CHARGE OR A CDSC; THEREFORE, PERFORMANCE
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    IS AT NET ASSET VALUE.
RECEIVED BY CLASS A SHARES. CLASS A
SHARES' INCEPTION DATE IS JANUARY 31,           THE PERFORMANCE OF THE FUND'S SHARE
2007.                                        CLASSES WILL DIFFER PRIMARILY DUE TO
                                             DIFFERENT SALES CHARGE STRUCTURES AND
   THE PERFORMANCE DATA QUOTED REPRESENT     CLASS EXPENSES.
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT              HAD THE ADVISOR NOT WAIVED FEES AND/OR
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   REIMBURSED EXPENSES, PERFORMANCE WOULD
VISIT INVESCOAIM.COM FOR THE MOST RECENT     HAVE BEEN LOWER.
MONTH-END PERFORMANCE. PERFORMANCE FIGURES
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    (1) Total annual operating expenses less
IN NET ASSET VALUE AND THE EFFECT OF THE         any contractual fee waivers and/or
MAXIMUM SALES CHARGE UNLESS OTHERWISE            expense reimbursements by the advisor
STATED. PERFORMANCE FIGURES DO NOT REFLECT       in effect through at least June 30,
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY       2010. See current prospectus for more
ON FUND DISTRIBUTIONS OR SALE OF FUND            information.
SHARES. INVESTMENT RETURN AND PRINCIPAL
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    (2) The expense ratio includes estimated
A GAIN OR LOSS WHEN YOU SELL SHARES.             acquired fund fees and expenses of the
                                                 underlying funds in which the Fund
                                                 invests of 0.69% for AIM Independence
                                                 2010 Fund.


5 AIM INDEPENDENCE 2010 FUND

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY - AIM INDEPENDENCE 2020 FUND

FUND VS. INDEXES

Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                    6.49%
Class B Shares                                                                    5.94
Class C Shares                                                                    6.10
Class R Shares                                                                    6.36
Class Y Shares                                                                    6.64
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19
Custom Independence 2020 Index(Square) (Style-Specific Index)                     4.33
Lipper Mixed-Asset Target 2020 Funds Index(Triangle) (Peer Group Index)           7.47

(Triangle)Lipper Inc.; (Square)Invesco Aim, Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The CUSTOM INDEPENDENCE 2020 INDEX, created by Invesco Aim to serve as a benchmark for AIM Independence 2020 Fund, is composed of the following indexes: Russell 3000,
MSCI EAFE, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The
composition of the index may change from time to time based upon the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to reflect the increasingly conservative allocations of the fund over time. The Russell
3000--REGISTERED TRADEMARK-- Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank
Russell Co. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Co. The
MSCI EAFE--REGISTERED TRADEMARK-- Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index
is an unmanaged index considered representative of U.S. REITs. The Barclays Capital
U.S. Universal Index is composed of the following Barclays Capital indexes: U.S.
Aggregate Index, U.S. High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the
non-ERISA portion of CMBS.

   The LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2020 Funds category.
These funds seek to maximize assets for retirement or other purposes with an extended time horizon not to exceed the year 2020.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


6 AIM INDEPENDENCE 2020 FUND

==========================================
AVERAGE ANNUAL TOTAL RETURNS                    THE NET ANNUAL FUND OPERATING EXPENSE
As of 6/30/09, including maximum             RATIO SET FORTH IN THE MOST RECENT FUND
applicable sales charges                     PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             FOR CLASS A, CLASS B, CLASS C, CLASS R AND
CLASS A SHARES                               CLASS Y SHARES WAS 1.07%, 1.82%, 1.82%,
Inception (1/31/07)                -11.40%   (1, 2) 1.32% AND 0.82%, RESPECTIVELY. THE
 1 Year                            -21.32    TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
                                             SET FORTH IN THE MOST RECENT FUND
CLASS B SHARES                               PROSPECTUS AS OF THE DATE OF THIS REPORT
Inception (1/31/07)                -11.07%   FOR CLASS A, CLASS B, CLASS C, CLASS R AND
 1 Year                            -21.40    CLASS Y SHARES WAS 4.22%, 4.97%, 4.97%,
                                             4.47% AND 3.97%, RESPECTIVELY.(2) THE
CLASS C SHARES                               EXPENSE RATIOS PRESENTED ABOVE MAY VARY
Inception (1/31/07)                -10.06%   FROM THE EXPENSE RATIOS PRESENTED IN OTHER
 1 Year                            -18.22    SECTIONS OF THIS REPORT THAT ARE BASED ON
                                             EXPENSES INCURRED DURING THE PERIOD
CLASS R SHARES                               COVERED BY THIS REPORT.
Inception (1/31/07)                 -9.53%
 1 Year                            -16.95       CLASS A SHARE PERFORMANCE REFLECTS THE
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS B
CLASS Y SHARES                               AND CLASS C SHARE PERFORMANCE REFLECTS THE
Inception                           -9.23%   APPLICABLE CONTINGENT DEFERRED SALES
 1 Year                            -16.56    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
==========================================   CDSC ON CLASS B SHARES DECLINES FROM 5%
                                             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
CLASS Y SHARES' INCEPTION DATE IS OCTOBER    THE BEGINNING OF THE SEVENTH YEAR. THE
3, 2008; RETURNS SINCE THAT DATE ARE         CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
ACTUAL RETURNS. ALL OTHER RETURNS ARE        YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      HAVE A FRONT-END SALES CHARGE; RETURNS
PERFORMANCE AND RESTATED CLASS A SHARE       SHOWN ARE AT NET ASSET VALUE AND DO NOT
PERFORMANCE (FOR PERIODS PRIOR TO THE        REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
INCEPTION DATE OF CLASS Y SHARES) AT NET     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
ASSET VALUE. THE RESTATED CLASS A SHARE      ASSETS WITHIN THE FIRST YEAR. CLASS Y
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     SHARES DO NOT HAVE A FRONT-END SALES
APPLICABLE TO CLASS A SHARES AS WELL AS      CHARGE OR A CDSC; THEREFORE, PERFORMANCE
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    IS AT NET ASSET VALUE.
RECEIVED BY CLASS A SHARES. CLASS A
SHARES' INCEPTION DATE IS JANUARY 31,           THE PERFORMANCE OF THE FUND'S SHARE
2007.                                        CLASSES WILL DIFFER PRIMARILY DUE TO
                                             DIFFERENT SALES CHARGE STRUCTURES AND
   THE PERFORMANCE DATA QUOTED REPRESENT     CLASS EXPENSES.
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT              HAD THE ADVISOR NOT WAIVED FEES AND/OR
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   REIMBURSED EXPENSES, PERFORMANCE WOULD
VISIT INVESCOAIM.COM FOR THE MOST RECENT     HAVE BEEN LOWER.
MONTH-END PERFORMANCE. PERFORMANCE FIGURES
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    (1) Total annual operating expenses less
IN NET ASSET VALUE AND THE EFFECT OF THE        any contractual fee waivers and/or
MAXIMUM SALES CHARGE UNLESS OTHERWISE           expense reimbursements by the advisor
STATED. PERFORMANCE FIGURES DO NOT REFLECT      in effect through at least June 30,
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY      2010. See current prospectus for more
ON FUND DISTRIBUTIONS OR SALE OF FUND           information.
SHARES. INVESTMENT RETURN AND PRINCIPAL
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    (2) The expense ratio includes estimated
A GAIN OR LOSS WHEN YOU SELL SHARES.            acquired fund fees and expenses of the
                                                underlying funds in which the Fund
                                                invests of 0.74% for AIM Independence
                                                2020 Fund.


7 AIM INDEPENDENCE 2020 FUND

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY - AIM INDEPENDENCE 2030 FUND

FUND VS. INDEXES

Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                    8.37%
Class B Shares                                                                    7.92
Class C Shares                                                                    7.92
Class R Shares                                                                    8.24
Class Y Shares                                                                    8.53
S&P 500 lndex(Triangle)(Broad Market Index)                                       3.19
Custom Independence 2030 Index(Square)(Style-Specific Index)                      4.46
Lipper Mixed-Asset Target 2030 Funds Index(Triangle) (Peer Group Index)           7.92

(Triangle)Lipper Inc.; (Square)Invesco Aim, Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The CUSTOM INDEPENDENCE 2030 INDEX, created by Invesco Aim to serve as a benchmark for AIM Independence 2030 Fund, is composed of the following indexes: Russell 3000,
MSCI EAFE, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The
composition of the index may change from time to time based upon the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to reflect the increasingly conservative allocations of the fund over time. The Russell
3000--REGISTERED TRADEMARK-- Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank
Russell Co. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Co. The
MSCI EAFE--REGISTERED TRADEMARK-- Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT
Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The
Barclays Capital U.S. Universal Index is composed of the following Barclays Capital indexes: U.S. Aggregate Index, U.S. High-Yield Corporate, 144A, Eurodollar, Emerging
Markets and the non-ERISA portion of CMBS.

   The LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2030 Funds category.
These funds seek to maximize assets for retirement or other purposes with an extended time horizon not to exceed the year 2030.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


8 AIM INDEPENDENCE 2030 FUND

==========================================
AVERAGE ANNUAL TOTAL RETURNS                    THE NET ANNUAL FUND OPERATING EXPENSE
As of 6/30/09, including maximum             RATIO SET FORTH IN THE MOST RECENT FUND
applicable sales charges                     PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             FOR CLASS A, CLASS B, CLASS C, CLASS R AND
CLASS A SHARES                               CLASS Y SHARES WAS 1.12%, 1.87%, 1.87%,
Inception (1/31/07)                -14.09%   1.37% AND 0.87%, RESPECTIVELY.(1, 2) THE
 1 Year                            -24.58    TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
                                             SET FORTH IN THE MOST RECENT FUND
CLASS B SHARES                               PROSPECTUS AS OF THE DATE OF THIS REPORT
Inception (1/31/07)                -13.75%   FOR CLASS A, CLASS B, CLASS C, CLASS R AND
 1 Year                            -24.62    CLASS Y SHARES WAS 4.83%, 5.58%, 5.58%,
                                             5.08% AND 4.58%, RESPECTIVELY.(2) THE
CLASS C SHARES                               EXPENSE RATIOS PRESENTED ABOVE MAY VARY
Inception (1/31/07)                -12.71%   FROM THE EXPENSE RATIOS PRESENTED IN OTHER
 1 Year                            -21.54    SECTIONS OF THIS REPORT THAT ARE BASED ON
                                             EXPENSES INCURRED DURING THE PERIOD
CLASS R SHARES                               COVERED BY THIS REPORT.
Inception (1/31/07)                -12.34%
 1 Year                            -20.43       CLASS A SHARE PERFORMANCE REFLECTS THE
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS B
CLASS Y SHARES                               AND CLASS C SHARE PERFORMANCE REFLECTS THE
Inception                          -11.99%   APPLICABLE CONTINGENT DEFERRED SALES
 1 Year                            -20.01    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
==========================================   CDSC ON CLASS B SHARES DECLINES FROM 5%
                                             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
CLASS Y SHARES' INCEPTION DATE IS OCTOBER    THE BEGINNING OF THE SEVENTH YEAR. THE
3, 2008; RETURNS SINCE THAT DATE ARE         CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
ACTUAL RETURNS. ALL OTHER RETURNS ARE        YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      HAVE A FRONT-END SALES CHARGE; RETURNS
PERFORMANCE AND RESTATED CLASS A SHARE       SHOWN ARE AT NET ASSET VALUE AND DO NOT
PERFORMANCE (FOR PERIODS PRIOR TO THE        REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
INCEPTION DATE OF CLASS Y SHARES) AT NET     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
ASSET VALUE. THE RESTATED CLASS A SHARE      ASSETS WITHIN THE FIRST YEAR. CLASS Y
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     SHARES DO NOT HAVE A FRONT-END SALES
APPLICABLE TO CLASS A SHARES AS WELL AS      CHARGE OR A CDSC; THEREFORE, PERFORMANCE
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    IS AT NET ASSET VALUE.
RECEIVED BY CLASS A SHARES. CLASS A
SHARES' INCEPTION DATE IS JANUARY 31,           THE PERFORMANCE OF THE FUND'S SHARE
2007.                                        CLASSES WILL DIFFER PRIMARILY DUE TO
                                             DIFFERENT SALES CHARGE STRUCTURES AND
   THE PERFORMANCE DATA QUOTED REPRESENT     CLASS EXPENSES.
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT              HAD THE ADVISOR NOT WAIVED FEES AND/OR
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   REIMBURSED EXPENSES, PERFORMANCE WOULD
VISIT INVESCOAIM.COM FOR THE MOST RECENT     HAVE BEEN LOWER.
MONTH-END PERFORMANCE. PERFORMANCE FIGURES
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    (1) Total annual operating expenses less
IN NET ASSET VALUE AND THE EFFECT OF THE        any contractual fee waivers and/or
MAXIMUM SALES CHARGE UNLESS OTHERWISE           expense reimbursements by the advisor
STATED. PERFORMANCE FIGURES DO NOT REFLECT      in effect through at least June 30,
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY      2010. See current prospectus for more
ON FUND DISTRIBUTIONS OR SALE OF FUND           information.
SHARES. INVESTMENT RETURN AND PRINCIPAL
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    (2) The expense ratio includes estimated
A GAIN OR LOSS WHEN YOU SELL SHARES.            acquired fund fees and expenses of the
                                                underlying funds in which the Fund
                                                invests of 0.76% for AIM Independence
                                                2030 Fund.


9 AIM INDEPENDENCE 2030 FUND

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY - AIM INDEPENDENCE 2040 FUND

FUND VS. INDEXES

Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                    8.37%
Class B Shares                                                                    8.09
Class C Shares                                                                    7.92
Class R Shares                                                                    8.24
Class Y Shares                                                                    8.37
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19
Custom Independence 2040 Index(Square) (Style-Specific Index)                     4.48
Lipper Mixed-Asset Target 2040 Funds Index(Triangle) (Peer Group Index)           7.64

(Triangle)Lipper Inc.; (Square)Invesco Aim, Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The CUSTOM INDEPENDENCE 2040 INDEX, created by Invesco Aim to serve as a benchmark for AIM Independence 2040 Fund, is composed of the following indexes: Russell 3000,
MSCI EAFE, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The
composition of the index may change from time to time based upon the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to reflect the increasingly conservative allocations of the fund over time. The Russell
3000--REGISTERED TRADEMARK-- Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank
Russell Co. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Co. The
MSCI EAFE--REGISTERED TRADEMARK-- Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index
is an unmanaged index considered representative of U.S. REITs. The Barclays Capital
U.S. Universal Index is composed of the following Barclays Capital indexes: U.S.
Aggregate Index, U.S. High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the
non-ERISA portion of CMBS.

   The LIPPER MIXED-ASSET TARGET 2040 FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target 2040 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036, to December 31, 2040. The Lipper peer group benchmark changed effective 5/23/08 in response to Lipper's refinement of their existing classifications to ensure meaningful peer groups.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


10 AIM INDEPENDENCE 2040 FUND

==========================================
AVERAGE ANNUAL TOTAL RETURNS                    THE NET ANNUAL FUND OPERATING EXPENSE
As of 6/30/09, including maximum             RATIO SET FORTH IN THE MOST RECENT FUND
applicable sales charges                     PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             FOR CLASS A, CLASS B, CLASS C, CLASS R AND
CLASS A SHARES                               CLASS Y SHARES WAS 1.14%, 1.89%, 1.89%,
Inception (1/31/07)                -15.43%   1.39% AND 0.89%, RESPECTIVELY.(1, 2) THE
 1 Year                            -26.13    TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
                                             SET FORTH IN THE MOST RECENT FUND
CLASS B SHARES                               PROSPECTUS AS OF THE DATE OF THIS REPORT
Inception (1/31/07)                -15.08%   FOR CLASS A, CLASS B, CLASS C, CLASS R AND
 1 Year                            -26.24    CLASS Y SHARES WAS 9.41%, 10.16%, 10.16%,
                                             9.66% AND 9.16%, RESPECTIVELY.(2) THE
CLASS C SHARES                               EXPENSE RATIOS PRESENTED ABOVE MAY VARY
Inception (1/31/07)                -14.12%   FROM THE EXPENSE RATIOS PRESENTED IN OTHER
 1 Year                            -23.33    SECTIONS OF THIS REPORT THAT ARE BASED ON
                                             EXPENSES INCURRED DURING THE PERIOD
CLASS R SHARES                               COVERED BY THIS REPORT.
Inception (1/31/07)                -13.71%
 1 Year                            -22.14       CLASS A SHARE PERFORMANCE REFLECTS THE
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS B
CLASS Y SHARES                               AND CLASS C SHARE PERFORMANCE REFLECTS THE
Inception                          -13.42%   APPLICABLE CONTINGENT DEFERRED SALES
 1 Year                            -21.76    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
==========================================   CDSC ON CLASS B SHARES DECLINES FROM 5%
                                             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
CLASS Y SHARES' INCEPTION DATE IS OCTOBER    THE BEGINNING OF THE SEVENTH YEAR. THE
3, 2008; RETURNS SINCE THAT DATE ARE         CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
ACTUAL RETURNS. ALL OTHER RETURNS ARE        YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      HAVE A FRONT-END SALES CHARGE; RETURNS
PERFORMANCE AND RESTATED CLASS A SHARE       SHOWN ARE AT NET ASSET VALUE AND DO NOT
PERFORMANCE (FOR PERIODS PRIOR TO THE        REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
INCEPTION DATE OF CLASS Y SHARES) AT NET     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
ASSET VALUE. THE RESTATED CLASS A SHARE      ASSETS WITHIN THE FIRST YEAR. CLASS Y
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     SHARES DO NOT HAVE A FRONT-END SALES
APPLICABLE TO CLASS A SHARES AS WELL AS      CHARGE OR A CDSC; THEREFORE, PERFORMANCE
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    IS AT NET ASSET VALUE.
RECEIVED BY CLASS A SHARES. CLASS A
SHARES' INCEPTION DATE IS JANUARY 31,           THE PERFORMANCE OF THE FUND'S SHARE
2007.                                        CLASSES WILL DIFFER PRIMARILY DUE TO
                                             DIFFERENT SALES CHARGE STRUCTURES AND
   THE PERFORMANCE DATA QUOTED REPRESENT     CLASS EXPENSES.
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT              HAD THE ADVISOR NOT WAIVED FEES AND/OR
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   REIMBURSED EXPENSES, PERFORMANCE WOULD
VISIT INVESCOAIM.COM FOR THE MOST RECENT     HAVE BEEN LOWER.
MONTH-END PERFORMANCE. PERFORMANCE FIGURES
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    (1) Total annual operating expenses less
IN NET ASSET VALUE AND THE EFFECT OF THE        any contractual fee waivers and/or
MAXIMUM SALES CHARGE UNLESS OTHERWISE           expense reimbursements by the advisor
STATED. PERFORMANCE FIGURES DO NOT REFLECT      in effect through at least June 30,
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY      2010. See current prospectus for more
ON FUND DISTRIBUTIONS OR SALE OF FUND           information.
SHARES. INVESTMENT RETURN AND PRINCIPAL
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    (2) The expense ratio includes estimated
A GAIN OR LOSS WHEN YOU SELL SHARES.            acquired fund fees and expenses of the
                                                underlying funds in which the Fund
                                                invests of 0.78% for AIM Independence
                                                2040 Fund.


11 AIM INDEPENDENCE 2040 FUND

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY - AIM INDEPENDENCE 2050 FUND

FUND VS. INDEXES

Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                    8.01%
Class B Shares                                                                    7.71
Class C Shares                                                                    7.69
Class R Shares                                                                    8.03
Class Y Shares                                                                    8.18
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19
Custom Independence 2050 Index(Square) (Style-Specific Index)                     4.47
Lipper Mixed-Asset Target 2050+ Funds Category Average(Triangle) (Peer Group)     7.81

(Triangle)Lipper Inc.; (Square)Invesco Aim, Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The CUSTOM INDEPENDENCE 2050 INDEX, created by Invesco Aim to serve as a benchmark for AIM Independence 2050 Fund, is composed of the following indexes: Russell 3000,
MSCI EAFE, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The
composition of the index may change from time to time based upon the target asset allocation of the fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to reflect the increasingly conservative allocations of the fund over time. The Russell
3000--REGISTERED TRADEMARK-- Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank
Russell Co. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Co. The
MSCI EAFE--REGISTERED TRADEMARK-- Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index
is an unmanaged index considered representative of U.S. REITs. The Barclays Capital
U.S. Universal Index is composed of the following Barclays Capital indexes: U.S.
Aggregate Index, U.S. High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the
non-ERISA portion of CMBS.

   The LIPPER MIXED-ASSET TARGET 2050+ FUNDS CATEGORY AVERAGE represents an average of all of the funds in the Lipper Mixed-Asset Target 2050+ Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2045. The Lipper Peer Group Benchmark changed effective 05/23/08 in response to Lipper's refinement of their existing classifications to ensure meaningful peer groups. For those funds where the new Lipper index has less than a 5-year history, the category average will be used until the Lipper index has sufficient history.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


12 AIM INDEPENDENCE 2050 FUND

==========================================
AVERAGE ANNUAL TOTAL RETURNS                    THE NET ANNUAL FUND OPERATING EXPENSE
As of 6/30/09, including maximum             RATIO SET FORTH IN THE MOST RECENT FUND
applicable sales charges                     PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             FOR CLASS A, CLASS B, CLASS C, CLASS R AND
CLASS A SHARES                               CLASS Y SHARES WAS 1.14%, 1.89%, 1.89%,
Inception (1/31/07)                -16.47%   1.39% AND 0.89%, RESPECTIVELY.(1, 2) THE
 1 Year                            -27.54    TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
                                             SET FORTH IN THE MOST RECENT FUND
CLASS B SHARES                               PROSPECTUS AS OF THE DATE OF THIS REPORT
Inception (1/31/07)                -16.15%   FOR CLASS A, CLASS B, CLASS C, CLASS R AND
 1 Year                            -27.65    CLASS Y SHARES WAS 11.88%, 12.63%, 12.63%,
                                             12.13% AND 11.63%, RESPECTIVELY.(2) THE
CLASS C SHARES                               EXPENSE RATIOS PRESENTED ABOVE MAY VARY
Inception (1/31/07)                -15.11%   FROM THE EXPENSE RATIOS PRESENTED IN OTHER
 1 Year                            -24.60    SECTIONS OF THIS REPORT THAT ARE BASED ON
                                             EXPENSES INCURRED DURING THE PERIOD
CLASS R SHARES                               COVERED BY THIS REPORT.
Inception (1/31/07)                -14.74%
 1 Year                            -23.55       CLASS A SHARE PERFORMANCE REFLECTS THE
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS B
CLASS Y SHARES                               AND CLASS C SHARE PERFORMANCE REFLECTS THE
Inception                          -14.42%   APPLICABLE CONTINGENT DEFERRED SALES
 1 Year                            -23.15    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
==========================================   CDSC ON CLASS B SHARES DECLINES FROM 5%
                                             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
CLASS Y SHARES' INCEPTION DATE IS OCTOBER    THE BEGINNING OF THE SEVENTH YEAR. THE
3, 2008; RETURNS SINCE THAT DATE ARE         CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
ACTUAL RETURNS. ALL OTHER RETURNS ARE        YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      HAVE A FRONT-END SALES CHARGE; RETURNS
PERFORMANCE AND RESTATED CLASS A SHARE       SHOWN ARE AT NET ASSET VALUE AND DO NOT
PERFORMANCE (FOR PERIODS PRIOR TO THE        REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
INCEPTION DATE OF CLASS Y SHARES) AT NET     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
ASSET VALUE. THE RESTATED CLASS A SHARE      ASSETS WITHIN THE FIRST YEAR. CLASS Y
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     SHARES DO NOT HAVE A FRONT-END SALES
APPLICABLE TO CLASS A SHARES AS WELL AS      CHARGE OR A CDSC; THEREFORE, PERFORMANCE
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    IS AT NET ASSET VALUE.
RECEIVED BY CLASS A SHARES. CLASS A
SHARES' INCEPTION DATE IS JANUARY 31,           THE PERFORMANCE OF THE FUND'S SHARE
2007.                                        CLASSES WILL DIFFER PRIMARILY DUE TO
                                             DIFFERENT SALES CHARGE STRUCTURES AND
   THE PERFORMANCE DATA QUOTED REPRESENT     CLASS EXPENSES.
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT              HAD THE ADVISOR NOT WAIVED FEES AND/OR
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   REIMBURSED EXPENSES, PERFORMANCE WOULD
VISIT INVESCOAIM.COM FOR THE MOST RECENT     HAVE BEEN LOWER.
MONTH-END PERFORMANCE. PERFORMANCE FIGURES
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    (1) Total annual operating expenses less
IN NET ASSET VALUE AND THE EFFECT OF THE         any contractual fee waivers and/or
MAXIMUM SALES CHARGE UNLESS OTHERWISE            expense reimbursement by the advisor in
STATED. PERFORMANCE FIGURES DO NOT REFLECT       effect through at least June 30, 2010.
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY       See current prospectus for more
ON FUND DISTRIBUTIONS OR SALE OF FUND            information.
SHARES. INVESTMENT RETURN AND PRINCIPAL
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    (2) The expense ratio includes estimated
A GAIN OR LOSS WHEN YOU SELL SHARES.             acquired fund fees and expenses of the
                                                 underlying funds in which the Fund
                                                 invests of 0.78% for AIM Independence
                                                 2050 Fund.


13 AIM INDEPENDENCE 2050 FUND

                    Dear Fellow Shareholders:

                    In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon
  [CROCKETT         than a sprint.
    PHOTO]
                       Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.

                       A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes shares held by the
 Bruce Crockett     Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market's decline.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under "Products & Performance/Investment
Advisory Agreement Renewals."

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                    Dear Shareholders:

                    The past year and a half has been unsettling for most of us. Market indexes declined sharply in 2008 before tentatively rebounding in the first half of 2009. While some "market experts" suggest we may be seeing the first
     [TAYLOR        signs of economic recovery, others remind us that much uncertainty remains.
      PHOTO]
                       Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk
  Philip Taylor     tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                       None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my market updates -- as well as other market and fund commentaries by Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


14 AIM INDEPENDENCE FUNDS

SCHEDULE OF INVESTMENTS

June 30, 2009
(Unaudited)

AIM INDEPENDENCE NOW FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.45%(a)


                                                                  CHANGE IN
                      % OF                                       UNREALIZED
                       NET      VALUE   PURCHASES   PROCEEDS    APPRECIATION       REALIZED     DIVIDEND  SHARES     VALUE
                     ASSETS   12/31/08   AT COST   FROM SALES  (DEPRECIATION)    GAIN (LOSS)     INCOME  06/30/09  06/30/09
----------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY
  FUNDS-25.41%

AIM Diversified
  Dividend Fund        4.38% $   62,454  $ 27,451   $  (8,192)    $  6,538         $ (5,905)     $ 1,006   9,211  $   82,346
----------------------------------------------------------------------------------------------------------------------------
AIM Structured
  Growth Fund          2.70%     32,501    20,068      (5,117)       7,110           (3,874)          --   7,030      50,688
----------------------------------------------------------------------------------------------------------------------------
AIM Structured Value
  Fund                 2.64%     37,200    18,358      (5,117)       3,233           (3,967)          --   7,183      49,707
----------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small
  Companies Fund       0.77%      9,943     4,655      (1,429)       2,475           (1,108)          --   1,509      14,536
----------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Large Cap Growth
  Portfolio-ETF        2.57%     36,359    14,782      (5,960)       6,393           (3,179)         166   4,190      48,395
----------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Large Cap Value
  Portfolio-ETF        2.76%     43,611    14,305      (5,982)       1,854           (1,981)         468   3,633      51,807
----------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Small Cap Growth
  Portfolio-ETF(b)     0.99%     14,740     5,403      (2,191)       1,637           (1,047)          26   1,672      18,542
----------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Small Cap Value
  Portfolio-ETF        0.93%     14,566     5,427      (2,191)         655             (936)          73   1,675      17,521
----------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE
  RAFI US 1000
  Portfolio            6.43%     89,607    35,294     (14,517)      18,594           (8,060)       1,051   3,247     120,918
----------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE
  RAFI US 1500 Small
  Mid Portfolio        1.24%     16,256     6,532      (2,766)       4,545           (1,342)          78     621      23,225
============================================================================================================================
  Total Domestic
  Equity Funds                  357,237   152,275     (53,462)      53,034          (31,399)       2,868             477,685
============================================================================================================================


FIXED-INCOME FUNDS-62.16%


AIM Core Bond Fund    22.41%    397,074    95,542     (59,735)       2,123          (13,660)      10,917  50,160     421,344
----------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate
  Fund                 6.08%     76,285    35,792     (20,699)      32,569           (9,713)       3,244  16,874     114,234
----------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund    2.84%     38,379    12,965      (6,538)      11,187           (2,671)       2,885  15,456      53,322
----------------------------------------------------------------------------------------------------------------------------
AIM International
  Total Return Fund    3.77%     69,947    14,514     (12,080)      (1,452)            (125)         617   6,611      70,804
----------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity
  Treasury Fund        2.63%     54,048    10,501     (14,680)        (968)             603          346   4,728      49,504
----------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond
  Fund                15.97%    293,846    68,333     (56,719)       3,869           (9,170)       7,628  35,480     300,159
----------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government
  Fund                 8.46%    183,039    37,122     (54,024)     (10,027)           2,846        4,363  18,043     158,956
============================================================================================================================
  Total Fixed-Income
  Funds                       1,112,618   274,769    (224,475)      37,301          (31,890)      30,000           1,168,323
============================================================================================================================


FOREIGN EQUITY FUNDS-6.16%

AIM International
  Core Equity Fund     0.78%      9,317     5,686      (1,416)       2,026             (946)          --   1,639      14,667
----------------------------------------------------------------------------------------------------------------------------
AIM International
  Growth Fund          2.01%     23,678    14,089      (3,620)       6,487           (2,810)          --   1,810      37,824
----------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE
  RAFI Developed
  Markets ex-US
  Portfolio-ETF        1.93%     26,317    10,937      (4,368)       6,861           (3,482)         114   1,174      36,265
----------------------------------------------------------------------------------------------------------------------------
PowerShares
  International
  Dividend Achievers
  Portfolio-ETF        1.44%     19,118     8,874      (3,475)       5,286           (2,713)         371   2,368      27,090
============================================================================================================================
  Total Foreign
  Equity Funds                   78,430    39,586     (12,879)      20,660           (9,951)         485             115,846
============================================================================================================================


REAL ESTATE FUNDS-2.99%


AIM Select Real
  Estate Income Fund   2.99%     36,846    24,575      (5,674)       5,469           (4,961)         900  10,191      56,255
============================================================================================================================


MONEY MARKET FUNDS-3.73%


Liquid Assets
  Portfolio            3.52%     71,405    53,250     (58,613)          --               --          270  66,042      66,042
----------------------------------------------------------------------------------------------------------------------------
Premier Portfolio      0.21%      8,316    40,603     (44,907)          --               --            4   4,012       4,012
============================================================================================================================
  Total Money Market
  Funds                          79,721    93,853    (103,520)          --               --          274              70,054
============================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED MUTUAL
  FUNDS
  (Cost $2,078,875)  100.45% $1,664,852  $585,058   $(400,010)    $116,464         $(78,201)     $34,527          $1,888,163
============================================================================================================================
OTHER ASSETS LESS
  LIABILITIES         (0.45)%                                                                                         (8,462)
============================================================================================================================
NET ASSETS           100.00%                                                                                      $1,879,701
____________________________________________________________________________________________________________________________
============================================================================================================================




Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM INDEPENDENCE FUNDS

June 30, 2009
(Unaudited)

AIM INDEPENDENCE 2010 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-88.34%(a)


                                                                    CHANGE IN
                      % OF                                         UNREALIZED
                       NET      VALUE    PURCHASES    PROCEEDS    APPRECIATION       REALIZED     DIVIDEND  SHARES     VALUE
                     ASSETS   12/31/08    AT COST    FROM SALES  (DEPRECIATION)    GAIN (LOSS)     INCOME  06/30/09  06/30/09
------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY
  FUNDS-24.77%


AIM Diversified
  Dividend Fund        4.07% $  188,829 $  101,236  $   (31,180)    $ 25,489        $ (25,875)     $ 2,925   28,915 $  258,499
------------------------------------------------------------------------------------------------------------------------------
AIM Structured
  Growth Fund          2.53%    102,759     68,748      (19,647)      26,973          (18,449)          --   22,245    160,384
------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value
  Fund                 2.48%    114,864     66,295      (19,647)      14,236          (18,446)          --   22,731    157,302
------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small
  Companies Fund       0.82%     35,877     18,144       (6,329)       9,993           (5,740)          --    5,394     51,945
------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Large Cap Growth
  Portfolio-ETF        2.56%    103,823     62,193      (12,082)      17,308           (8,606)         552   14,081    162,636
------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Large Cap Value
  Portfolio-ETF        2.67%    122,838     60,816      (12,086)       5,320           (7,308)       1,499   11,892    169,580
------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Small Cap Growth
  Portfolio-ETF(b)     1.07%     46,132     24,953       (4,942)       5,070           (3,675)          96    6,090     67,538
------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Small Cap Value
  Portfolio-ETF        1.00%     45,415     25,003       (4,944)       2,147           (4,265)         247    6,057     63,356
------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE
  RAFI US 1000
  Portfolio            6.24%    252,653    148,707      (29,196)      52,317          (28,508)       3,239   10,633    395,973
------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE
  RAFI US 1500 Small
  Mid Portfolio        1.33%     52,277     29,353       (6,001)      14,542           (5,572)         270    2,262     84,599
==============================================================================================================================
  Total Domestic
  Equity Funds                1,065,467    605,448     (146,054)     173,395         (126,444)       8,828           1,571,812
==============================================================================================================================


FIXED-INCOME FUNDS-53.42%


AIM Core Bond Fund    19.70%  1,106,268    389,770     (214,928)      19,135          (50,014)      30,276  148,837  1,250,231
------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate
  Fund                 4.90%    193,933    112,782      (53,687)      83,264          (25,033)       8,191   45,976    311,259
------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund    3.28%    153,528     70,083      (48,324)      51,000          (18,191)      11,126   60,318    208,096
------------------------------------------------------------------------------------------------------------------------------
AIM International
  Total Return Fund    3.19%    185,570     58,281      (37,167)      (2,256)          (1,690)       1,629   18,930    202,738
------------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity
  Treasury Fund        0.83%     26,229     30,403       (4,031)        (273)              64          211    5,004     52,392
------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond
  Fund                11.72%    641,329    224,152     (110,952)       6,897          (17,680)      16,887   87,913    743,746
------------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government
  Fund                 9.80%    701,210    208,060     (259,882)     (37,951)          10,224       16,453   70,563    621,661
==============================================================================================================================
  Total Fixed-Income
  Funds                       3,008,067  1,093,531     (728,971)     119,816         (102,320)      84,773           3,390,123
==============================================================================================================================


FOREIGN EQUITY FUNDS-6.64%


AIM International
  Core Equity Fund     0.83%     34,368     21,303       (6,319)       8,323           (5,124)          --    5,872     52,551
------------------------------------------------------------------------------------------------------------------------------
AIM International
  Growth Fund          2.10%     86,002     51,510      (15,860)      24,655          (12,834)          --    6,386    133,473
------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE
  RAFI Developed
  Markets ex-US
  Portfolio-ETF        2.11%     84,663     50,170       (9,900)      21,446          (12,440)         417    4,336    133,939
------------------------------------------------------------------------------------------------------------------------------
PowerShares
  International
  Dividend Achievers
  Portfolio-ETF        1.60%     61,399     40,919       (7,873)      16,538           (9,682)       1,338    8,855    101,301
==============================================================================================================================
  Total Foreign
  Equity Funds                  266,432    163,902      (39,952)      70,962          (40,080)       1,755             421,264
==============================================================================================================================


REAL ESTATE FUNDS-2.62%


AIM Select Real
  Estate Income Fund   2.62%    106,418     80,121      (20,090)      20,273          (20,431)       2,466   30,125    166,291
==============================================================================================================================


MONEY MARKET FUNDS-0.89%


Liquid Assets
  Portfolio            0.71%     27,720    260,843     (243,438)          --               --          137   45,125     45,125
------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio      0.18%     13,751    235,964     (238,441)          --               --           50   11,274     11,274
==============================================================================================================================
  Total Money Market
  Funds                          41,471    496,807     (481,879)          --               --          187              56,399
==============================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED MUTUAL
  FUNDS (Cost
  $6,003,380)         88.34% $4,487,855 $2,439,809  $(1,416,946)    $384,446        $(289,275)     $98,009          $5,605,889
==============================================================================================================================
OTHER ASSETS LESS
  LIABILITIES         11.66%                                                                                           739,828
==============================================================================================================================
NET ASSETS           100.00%                                                                                        $6,345,717
______________________________________________________________________________________________________________________________
==============================================================================================================================




Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM INDEPENDENCE FUNDS

June 30, 2009
(Unaudited)

AIM INDEPENDENCE 2020 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.32%(a)


                                                                      CHANGE IN
                        % OF                                         UNREALIZED
                         NET      VALUE    PURCHASES    PROCEEDS    APPRECIATION       REALIZED     DIVIDEND  SHARES     VALUE
                       ASSETS   12/31/08    AT COST    FROM SALES  (DEPRECIATION)    GAIN (LOSS)     INCOME  06/30/09   06/30/09
---------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-38.31%


AIM Diversified
  Dividend Fund          5.39% $  497,088 $  278,925  $   (97,382)   $   76,722       $ (59,149)    $  8,485   77,875 $   696,204
---------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth
  Fund                   3.33%    274,172    181,789      (60,918)       77,762         (42,866)          --   59,631     429,939
---------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value
  Fund                   3.27%    303,641    177,361      (60,918)       42,632         (41,147)          --   60,921     421,569
---------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small
  Companies Fund         2.45%    222,855    116,898      (61,410)       85,044         (46,938)          --   32,861     316,449
---------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Large Cap Growth
  Portfolio-ETF          3.05%    268,658    137,110      (40,275)       50,818         (22,872)       1,310   34,064     393,439
---------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Large Cap Value
  Portfolio-ETF          3.23%    316,848    137,154      (40,096)       17,574         (15,159)       3,675   29,195     416,321
---------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Small Cap Growth
  Portfolio-ETF(b)       3.01%    280,305    130,600      (38,527)       35,835         (20,451)         541   34,965     387,762
---------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Small Cap Value
  Portfolio-ETF          2.87%    278,986    130,652      (38,517)       20,386         (20,951)       1,523   35,426     370,556
---------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI
  US 1000 Portfolio      7.70%    656,447    328,881      (96,561)      152,888         (47,459)       8,522   26,697     994,196
---------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI
  US 1500 Small Mid
  Portfolio              4.01%    323,413    158,208      (46,597)      103,467         (20,875)       1,709   13,840     517,616
=================================================================================================================================
  Total Domestic
  Equity Funds                  3,422,413  1,777,578     (581,201)      663,128        (337,867)      25,765            4,944,051
=================================================================================================================================


FIXED-INCOME FUNDS-44.68%


AIM Core Bond Fund      22.91%  2,443,830  1,134,613     (557,314)       59,652        (124,060)      71,822  351,991   2,956,721
---------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund   3.62%    268,860    192,456      (81,626)      121,548         (33,661)      12,328   69,066     467,577
---------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund      8.48%    774,963    447,189     (309,136)      284,830        (102,729)      60,237  317,425   1,095,117
---------------------------------------------------------------------------------------------------------------------------------
AIM International
  Total Return Fund      2.76%    296,042    124,780      (59,891)       (2,156)         (2,504)       2,912   33,265     356,271
---------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond
  Fund                   4.37%    374,391    261,112      (66,079)        4,241          (9,524)      11,275   66,683     564,141
---------------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government
  Fund                   2.54%    159,410    205,273      (28,817)       (9,188)            630        5,302   37,152     327,308
=================================================================================================================================
  Total Fixed-Income
  Funds                         4,317,496  2,365,423   (1,102,863)      458,927        (271,848)     163,876            5,767,135
=================================================================================================================================


FOREIGN EQUITY FUNDS-14.36%


AIM International Core
  Equity Fund            1.56%    131,293     79,534      (27,957)       34,631         (16,418)          --   22,468     201,083
---------------------------------------------------------------------------------------------------------------------------------
AIM International
  Growth Fund            3.45%    282,494    175,460      (60,812)       92,800         (44,618)          --   21,307     445,324
---------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI
  Developed Markets
  ex-US Portfolio-ETF    3.86%    326,745    163,949      (47,821)       91,477         (36,434)       1,523   16,119     497,916
---------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI
  Developed Markets
  ex-US Small- Mid
  Portfolio              2.82%    216,720    105,174      (31,205)       94,414         (20,296)       1,617   20,870     364,807
---------------------------------------------------------------------------------------------------------------------------------
PowerShares
  International
  Dividend Achievers
  Portfolio-ETF          2.67%    222,255    120,944      (35,681)       61,309         (24,151)       4,657   30,129     344,676
=================================================================================================================================
  Total Foreign Equity
  Funds                         1,179,507    645,061     (203,476)      374,631        (141,917)       7,797            1,853,806
=================================================================================================================================


REAL ESTATE FUNDS-2.93%


AIM Real Estate Fund     2.33%    213,093    149,821      (47,374)       30,800         (46,009)       5,038   23,988     300,331
---------------------------------------------------------------------------------------------------------------------------------
AIM Select Real Estate
  Income Fund            0.60%     25,003     57,251       (6,650)        5,897          (4,451)         957   13,958      77,050
=================================================================================================================================
  Total Real Estate
  Funds                           238,096    207,072      (54,024)       36,697         (50,460)       5,995              377,381
=================================================================================================================================


MONEY MARKET FUNDS-0.04%


Liquid Assets
  Portfolio              0.02%      9,338    686,115     (692,739)           --              --          118    2,714       2,714
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio        0.02%      9,338    686,115     (692,739)           --              --          105    2,714       2,714
=================================================================================================================================
  Total Money Market
  Funds                            18,676  1,372,230   (1,385,478)           --              --          223                5,428
=================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED MUTUAL
  FUNDS (Cost
  $13,787,163)         100.32% $9,176,188 $6,367,364  $(3,327,042)   $1,533,383       $(802,092)    $203,656          $12,947,801
=================================================================================================================================
OTHER ASSETS LESS
  LIABILITIES           (0.32)%                                                                                           (41,129)
=================================================================================================================================
NET ASSETS             100.00%                                                                                        $12,906,672
_________________________________________________________________________________________________________________________________
=================================================================================================================================




Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM INDEPENDENCE FUNDS

June 30, 2009
(Unaudited)

AIM INDEPENDENCE 2030 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-101.13%(a)


                                                                    CHANGE IN
                      % OF                                         UNREALIZED
                       NET      VALUE    PURCHASES    PROCEEDS    APPRECIATION       REALIZED     DIVIDEND  SHARES     VALUE
                     ASSETS   12/31/08    AT COST    FROM SALES  (DEPRECIATION)    GAIN (LOSS)     INCOME  06/30/09   06/30/09
-------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY
  FUNDS-51.50%


AIM Diversified
  Dividend Fund        6.54% $  494,259 $  271,552  $   (53,653)   $   54,078       $ (35,891)    $  8,612   81,694 $   730,345
-------------------------------------------------------------------------------------------------------------------------------
AIM Structured
  Growth Fund          4.06%    268,141    182,815      (31,976)       56,960         (22,622)          --   62,873     453,318
-------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value
  Fund                 3.98%    300,720    174,539      (31,976)       25,537         (24,307)          --   64,236     444,513
-------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small
  Companies Fund       4.02%    284,156    161,714      (48,118)       94,756         (42,680)          --   46,711     449,828
-------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Large Cap Growth
  Portfolio-ETF        3.79%    264,716    156,867      (27,922)       47,502         (17,844)       1,430   36,651     423,319
-------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Large Cap Value
  Portfolio-ETF        4.04%    316,067    156,743      (27,689)       17,788         (11,851)       4,000   31,631     451,058
-------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Small Cap Growth
  Portfolio-ETF(b)     4.75%    351,079    190,223      (33,835)       43,364         (19,698)         750   47,893     531,133
-------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Small Cap Value
  Portfolio-ETF        4.57%    350,783    190,091      (33,708)       22,947         (19,540)       2,054   48,812     510,573
-------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE
  RAFI US 1000
  Portfolio            9.60%    652,286    377,440      (66,913)      150,191         (40,716)       9,030   28,794   1,072,288
-------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE
  RAFI US 1500 Small
  Mid Portfolio        6.15%    396,452    226,271      (39,821)      126,511         (21,552)       2,241   18,392     687,861
===============================================================================================================================
  Total Domestic
  Equity Funds                3,678,659  2,088,255     (395,611)      639,634        (256,701)      28,117            5,754,236
===============================================================================================================================


FIXED-INCOME FUNDS-24.58%


AIM Core Bond Fund    12.58%    997,114    520,198      (88,971)       (2,660)        (20,150)      30,365  167,325   1,405,531
-------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate
  Fund                 0.64%     20,562     44,224       (2,763)        9,983            (861)       1,219   10,509      71,145
-------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund   10.36%    733,862    452,158     (209,699)      255,359         (74,346)      58,024  335,459   1,157,334
-------------------------------------------------------------------------------------------------------------------------------
AIM International
  Total Return Fund    0.51%     23,732     34,851       (2,302)          888            (195)         349    5,320      56,974
-------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond
  Fund                 0.49%     22,551     35,289       (2,302)          162            (320)         817    6,546      55,380
===============================================================================================================================
  Total Fixed-Income
  Funds                       1,797,821  1,086,720     (306,037)      263,732         (95,872)      90,774            2,746,364
===============================================================================================================================


FOREIGN EQUITY FUNDS-20.11%


AIM International
  Core Equity Fund     1.95%    128,372     84,901      (14,720)       27,632          (8,634)          --   24,307     217,551
-------------------------------------------------------------------------------------------------------------------------------
AIM International
  Growth Fund          5.15%    339,979    214,237      (39,153)       91,824         (31,669)          --   27,522     575,218
-------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE
  RAFI Developed
  Markets ex-US
  Portfolio-ETF        5.14%    343,825    202,288      (35,663)       92,424         (27,764)       1,782   18,618     575,110
-------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE
  RAFI Developed
  Markets ex-US
  Small- Mid
  Portfolio            4.15%    248,265    147,934      (25,865)      110,610         (17,409)       2,074   26,518     463,535
-------------------------------------------------------------------------------------------------------------------------------
PowerShares
  International
  Dividend Achievers
  Portfolio-ETF        3.72%    242,970    155,376      (27,752)       69,899         (24,375)       5,590   36,374     416,118
===============================================================================================================================
  Total Foreign
  Equity Funds                1,303,411    804,736     (143,153)      392,389        (109,851)       9,446            2,247,532
===============================================================================================================================


REAL ESTATE FUNDS-3.94%


AIM Global Real
  Estate Fund          3.36%    218,253    158,920      (27,117)       61,282         (36,231)       2,321   50,081     375,107
-------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund   0.58%     18,816     50,940       (2,762)          787          (2,909)         779    5,182      64,872
===============================================================================================================================
  Total Real Estate
  Funds                         237,069    209,860      (29,879)       62,069         (39,140)       3,100              439,979
===============================================================================================================================


MONEY MARKET FUNDS-1.00%


Liquid Assets
  Portfolio            0.50%     37,481    782,853     (764,435)           --              --          155   55,899      55,899
-------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio      0.50%     37,481    782,853     (764,435)           --              --          135   55,899      55,899
===============================================================================================================================
  Total Money Market
  Funds                          74,962  1,565,706   (1,528,870)           --              --          290              111,798
===============================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED MUTUAL
  FUNDS (Cost
  $12,574,912)       101.13% $7,091,922 $5,755,277  $(2,403,550)   $1,357,824       $(501,564)    $131,727          $11,299,909
===============================================================================================================================
OTHER ASSETS LESS
  LIABILITIES         (1.13)%                                                                                          (125,845)
===============================================================================================================================
NET ASSETS           100.00%                                                                                        $11,174,064
_______________________________________________________________________________________________________________________________
===============================================================================================================================




Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM INDEPENDENCE FUNDS

June 30, 2009
(Unaudited)

AIM INDEPENDENCE 2040 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-101.92%(a)


                                                                    CHANGE IN
                      % OF                                         UNREALIZED
                       NET      VALUE    PURCHASES    PROCEEDS    APPRECIATION       REALIZED     DIVIDEND  SHARES     VALUE
                     ASSETS   12/31/08    AT COST    FROM SALES  (DEPRECIATION)    GAIN (LOSS)     INCOME  06/30/09  06/30/09
------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY
  FUNDS-58.29%


AIM Diversified
  Dividend Fund        7.39% $  273,968 $  175,786  $   (34,973)    $ 37,375        $ (26,511)     $ 4,834   47,611 $  425,645
------------------------------------------------------------------------------------------------------------------------------
AIM Structured
  Growth Fund          4.58%    152,650    113,123      (21,930)      37,385          (17,601)          --   36,564    263,627
------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value
  Fund                 4.49%    167,890    111,429      (21,930)      19,463          (18,257)          --   37,369    258,595
------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small
  Companies Fund       4.70%    162,777    105,185      (27,856)      58,131          (27,566)          --   28,107    270,671
------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Large Cap Growth
  Portfolio-ETF        4.27%    150,554     95,612      (16,787)      26,922          (10,298)         815   21,299    246,003
------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Large Cap Value
  Portfolio-ETF        4.46%    175,414     95,578      (16,622)       9,931           (7,179)       2,237   18,031    257,122
------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Small Cap Growth
  Portfolio-ETF(b)     5.44%    202,062    119,060      (20,839)      25,292          (12,416)         434   28,238    313,159
------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Small Cap Value
  Portfolio-ETF        5.19%    200,823    118,916      (20,785)      13,566          (13,259)       1,178   28,610    299,261
------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE
  RAFI US 1000
  Portfolio           10.71%    367,194    229,518      (40,066)      84,180          (24,020)       5,094   16,563    616,806
------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE
  RAFI US 1500 Small
  Mid Portfolio        7.06%    229,676    141,692      (24,423)      73,365          (13,735)       1,301   10,871    406,575
==============================================================================================================================
  Total Domestic
  Equity Funds                2,083,008  1,305,899     (246,211)     385,610         (170,842)      15,893           3,357,464
==============================================================================================================================


FIXED-INCOME FUNDS-13.56%


AIM Core Bond Fund     5.40%    206,209    132,787      (22,972)         521           (5,377)       6,431   37,043    311,168
------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund    8.16%    273,861    193,123      (66,089)      95,225          (26,382)      22,184  136,155    469,738
==============================================================================================================================
  Total Fixed-Income
  Funds                         480,070    325,910      (89,061)      95,746          (31,759)      28,615             780,906
==============================================================================================================================


FOREIGN EQUITY FUNDS-23.12%


AIM International
  Core Equity Fund     2.28%     76,433     54,317      (10,563)      17,949           (6,821)          --   14,672    131,315
------------------------------------------------------------------------------------------------------------------------------
AIM International
  Growth Fund          6.11%    200,896    143,229      (27,992)      60,910          (25,024)          --   16,843    352,019
------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE
  RAFI Developed
  Markets ex-US
  Portfolio-ETF        5.60%    190,016    119,113      (20,711)      51,373          (17,330)         981   10,439    322,461
------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE
  RAFI Developed
  Markets ex-US
  Small- Mid
  Portfolio            4.88%    149,086     93,547      (16,145)      65,776          (11,326)       1,237   16,072    280,938
------------------------------------------------------------------------------------------------------------------------------
PowerShares
  International
  Dividend Achievers
  Portfolio-ETF        4.25%    140,992     95,667      (16,891)      39,962          (14,525)       3,230   21,434    245,205
==============================================================================================================================
  Total Foreign
  Equity Funds                  757,423    505,873      (92,302)     235,970          (75,026)       5,448           1,331,938
==============================================================================================================================


REAL ESTATE FUNDS-4.70%


AIM Global Real
  Estate Fund(b)       4.70%    141,477    132,016      (21,355)      48,981          (30,714)       1,582   36,102    270,405
==============================================================================================================================


MONEY MARKET FUNDS-2.25%


Liquid Assets
  Portfolio            1.12%     25,689    488,407     (449,240)          --               --           93   64,856     64,856
------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio      1.13%     25,689    488,407     (449,240)          --               --           83   64,856     64,856
==============================================================================================================================
  Total Money Market
  Funds                          51,378    976,814     (898,480)          --               --          176             129,712
==============================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED MUTUAL
  FUNDS (Cost
  $6,258,846)        101.92% $3,513,356 $3,246,512  $(1,347,409)    $766,307        $(308,341)     $51,714          $5,870,425
==============================================================================================================================
OTHER ASSETS LESS
  LIABILITIES         (1.92)%                                                                                         (110,313)
==============================================================================================================================
NET ASSETS           100.00%                                                                                        $5,760,112
______________________________________________________________________________________________________________________________
==============================================================================================================================




Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM INDEPENDENCE FUNDS

June 30, 2009
(Unaudited)

AIM INDEPENDENCE 2050 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-101.66%(a)


                                                                   CHANGE IN
                      % OF                                        UNREALIZED
                       NET      VALUE    PURCHASES   PROCEEDS    APPRECIATION       REALIZED     DIVIDEND  SHARES     VALUE
                     ASSETS   12/31/08    AT COST   FROM SALES  (DEPRECIATION)    GAIN (LOSS)     INCOME  06/30/09  06/30/09
-----------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY
  FUNDS-63.73%


AIM Diversified
  Dividend Fund        7.91% $  180,024 $   92,636   $ (27,211)    $ 24,197        $ (18,861)     $ 2,910  28,051  $  250,785
-----------------------------------------------------------------------------------------------------------------------------
AIM Structured
  Growth Fund          4.88%     98,051     58,276     (13,041)      21,086           (9,618)          --  21,463     154,754
-----------------------------------------------------------------------------------------------------------------------------
AIM Structured Value
  Fund                 4.79%    109,378     56,078     (13,605)      10,740          (10,822)          --  21,931     151,769
-----------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small
  Companies Fund       5.00%    105,208     56,078     (20,342)      37,743          (19,942)          --  16,484     158,745
-----------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Large Cap Growth
  Portfolio-ETF        4.72%     97,102     51,314      (8,596)      15,419           (5,574)         500  12,958     149,665
-----------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Large Cap Value
  Portfolio-ETF        5.00%    115,015     51,154      (8,603)       5,007           (3,902)       1,391  11,127     158,671
-----------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Small Cap Growth
  Portfolio-ETF(b)     6.06%    131,244     64,149     (10,711)      13,861           (6,475)         268  17,319     192,068
-----------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic
  Small Cap Value
  Portfolio-ETF        5.77%    130,203     64,093     (10,696)       6,251           (6,968)         722  17,484     182,883
-----------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE
  RAFI US 1000
  Portfolio           11.78%    236,758    122,735     (20,670)      48,953          (14,110)       3,094  10,034     373,666
-----------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE
  RAFI US 1500 Small
  Mid Portfolio        7.82%    149,040     76,498     (12,921)      43,927           (8,395)         796   6,635     248,149
=============================================================================================================================
  Total Domestic
  Equity Funds                1,352,023    693,011    (146,396)     227,184         (104,667)       9,681           2,021,155
=============================================================================================================================


FIXED-INCOME FUNDS-5.20%


AIM High Yield Fund    5.20%    112,184     64,566     (38,233)      40,434          (14,151)       8,488  47,768     164,800
=============================================================================================================================


FOREIGN EQUITY FUNDS-25.28%


AIM International
  Core Equity Fund     2.54%     50,744     29,634      (6,521)      11,446           (4,802)          --   8,994      80,501
-----------------------------------------------------------------------------------------------------------------------------
AIM International
  Growth Fund          6.66%    131,318     75,556     (16,953)      34,164          (12,850)          --  10,106     211,235
-----------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE
  RAFI Developed
  Markets ex-US
  Portfolio-ETF        5.92%    117,318     61,782     (10,312)      28,247           (9,317)         575   6,077     187,718
-----------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE
  RAFI Developed
  Markets ex-US
  Small- Mid
  Portfolio            5.54%     97,927     52,293      (8,550)      40,732           (6,728)         779  10,050     175,674
-----------------------------------------------------------------------------------------------------------------------------
PowerShares
  International
  Dividend Achievers
  Portfolio-ETF        4.62%     89,114     51,435      (8,592)      22,668           (8,124)       1,938  12,806     146,501
=============================================================================================================================
  Total Foreign
  Equity Funds                  486,421    270,700     (50,928)     137,257          (41,821)       3,292             801,629
=============================================================================================================================


REAL ESTATE FUNDS-5.15%


AIM Global Real
  Estate Fund          5.15%     91,422     74,952     (13,041)      27,706          (17,596)         955  21,821     163,443
=============================================================================================================================


MONEY MARKET FUNDS-2.30%


Liquid Assets
  Portfolio            1.15%     19,052    290,520    (273,123)          --               --           57  36,449      36,449
-----------------------------------------------------------------------------------------------------------------------------
Premier Portfolio      1.15%     19,052    290,520    (273,123)          --               --           50  36,449      36,449
=============================================================================================================================
  Total Money Market
  Funds                          38,104    581,040    (546,246)          --               --          107              72,898
=============================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED MUTUAL
  FUNDS (Cost
  $3,678,278)        101.66% $2,080,154 $1,684,269   $(794,844)    $432,581        $(178,235)     $22,523          $3,223,925
=============================================================================================================================
OTHER ASSETS LESS
  LIABILITIES         (1.66)%                                                                                         (52,658)
=============================================================================================================================
NET ASSETS           100.00%                                                                                       $3,171,267
_____________________________________________________________________________________________________________________________
=============================================================================================================================




Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM INDEPENDENCE FUNDS

PORTFOLIO COMPOSITION

As of June 30, 2009

AIM INDEPENDENCE NOW FUND


                                                                                  % OF TOTAL
                                                                     TARGET       NET ASSETS
ASSET CLASS                                                        ALLOCATION   AS OF 06/30/09
----------------------------------------------------------------------------------------------
Domestic Equity                                                       25.73%         25.41%
----------------------------------------------------------------------------------------------
Foreign Equity                                                         6.24           6.16
----------------------------------------------------------------------------------------------
Real Estate                                                            3.00           2.99
----------------------------------------------------------------------------------------------
High Yield Fixed Income                                                8.33           8.92
----------------------------------------------------------------------------------------------
Investment Grade Fixed Income                                         53.35          53.24
----------------------------------------------------------------------------------------------
Money Market Funds                                                     3.35           3.73
----------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                        (0.45)
______________________________________________________________________________________________
==============================================================================================




AIM INDEPENDENCE 2020 FUND


                                                                                  % OF TOTAL
                                                                     TARGET       NET ASSETS
ASSET CLASS                                                        ALLOCATION   AS OF 06/30/09
----------------------------------------------------------------------------------------------
Domestic Equity                                                       39.00%         38.31%
----------------------------------------------------------------------------------------------
Foreign Equity                                                        14.00          14.36
----------------------------------------------------------------------------------------------
Real Estate                                                            3.00           2.93
----------------------------------------------------------------------------------------------
High Yield Fixed Income                                               11.40          12.10
----------------------------------------------------------------------------------------------
Investment Grade Fixed Income                                         32.60          32.58
----------------------------------------------------------------------------------------------
Money Market Funds                                                     0.00           0.04
----------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                        (0.32)
______________________________________________________________________________________________
==============================================================================================




AIM INDEPENDENCE 2040 FUND


                                                                                  % OF TOTAL
                                                                     TARGET       NET ASSETS
ASSET CLASS                                                        ALLOCATION   AS OF 06/30/09
----------------------------------------------------------------------------------------------
Domestic Equity                                                       59.60%         58.29%
----------------------------------------------------------------------------------------------
Foreign Equity                                                        22.84          23.12
----------------------------------------------------------------------------------------------
Real Estate                                                            4.46           4.70
----------------------------------------------------------------------------------------------
High Yield Fixed Income                                                7.70           8.16
----------------------------------------------------------------------------------------------
Investment Grade Fixed Income                                          5.40           5.40
----------------------------------------------------------------------------------------------
Money Market Funds                                                     0.00           2.25
----------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                        (1.92)
______________________________________________________________________________________________
==============================================================================================





AIM INDEPENDENCE 2010 FUND


                                                                                  % OF TOTAL
                                                                     TARGET       NET ASSETS
ASSET CLASS                                                        ALLOCATION   AS OF 06/30/09
----------------------------------------------------------------------------------------------
Domestic Equity                                                       27.83%         24.77%
----------------------------------------------------------------------------------------------
Foreign Equity                                                         7.37           6.64
----------------------------------------------------------------------------------------------
Real Estate                                                            3.00           2.62
----------------------------------------------------------------------------------------------
High Yield Fixed Income                                                8.76           8.18
----------------------------------------------------------------------------------------------
Investment Grade Fixed Income                                         51.84          45.24
----------------------------------------------------------------------------------------------
Money Market Funds                                                     1.20           0.89
----------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                        11.66
______________________________________________________________________________________________
==============================================================================================




AIM INDEPENDENCE 2030 FUND


                                                                                  % OF TOTAL
                                                                     TARGET       NET ASSETS
ASSET CLASS                                                        ALLOCATION   AS OF 06/30/09
----------------------------------------------------------------------------------------------
Domestic Equity                                                       52.30%         51.50%
----------------------------------------------------------------------------------------------
Foreign Equity                                                        19.90          20.11
----------------------------------------------------------------------------------------------
Real Estate                                                            3.80           3.94
----------------------------------------------------------------------------------------------
High Yield Fixed Income                                               10.40          11.00
----------------------------------------------------------------------------------------------
Investment Grade Fixed Income                                         13.60          13.58
----------------------------------------------------------------------------------------------
Money Market Funds                                                     0.00           1.00
----------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                        (1.13)
______________________________________________________________________________________________
==============================================================================================




AIM INDEPENDENCE 2050 FUND


                                                                                  % OF TOTAL
                                                                     TARGET       NET ASSETS
ASSET CLASS                                                        ALLOCATION   AS OF 06/30/09
----------------------------------------------------------------------------------------------
Domestic Equity                                                       65.00%         63.73%
----------------------------------------------------------------------------------------------
Foreign Equity                                                        25.00          25.28
----------------------------------------------------------------------------------------------
Real Estate                                                            5.00           5.15
----------------------------------------------------------------------------------------------
High Yield Fixed Income                                                5.00           5.20
----------------------------------------------------------------------------------------------
Investment Grade Fixed Income                                          0.00           0.00
----------------------------------------------------------------------------------------------
Money Market Funds                                                     0.00           2.30
----------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                        (1.66)
______________________________________________________________________________________________
==============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM INDEPENDENCE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)



                                            AIM            AIM            AIM            AIM            AIM            AIM
                                       INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE
                                         NOW FUND       2010 FUND      2020 FUND      2030 FUND      2040 FUND      2050 FUND
------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------

ASSETS:

Investments in affiliated underlying
  funds, at value                       $1,888,163     $5,605,889     $12,947,801    $11,299,909    $5,870,425     $3,223,925
------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
Receivables for:
  Investments sold                           5,178             --          11,890         20,533            --             --
------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
  Fund shares sold                             491        767,239           9,724         25,624        15,262          5,833
------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
  Dividends from affiliated
     underlying funds                           29             22              27             33            19             13
------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
  Fund expenses absorbed                     4,965          8,638          12,350         12,993         8,244          6,762
------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
Investment for trustee deferred
  compensation and retirement plans          3,000          3,004           3,010          3,007         3,001          3,000
------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
Other assets                                29,089         29,319          29,578         25,904        29,050         29,185
====================================   ============   ============   ============   ============   ============   ============
     Total assets                        1,930,915      6,414,111      13,014,380     11,388,003     5,926,001      3,268,718
____________________________________   ____________   ____________   ____________   ____________   ____________   ____________
====================================   ============   ============   ============   ============   ============   ============


LIABILITIES:

Payables for:
  Investments purchased from
     affiliates                              2,988         13,728              --         69,181        99,773         42,409
------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
  Fund shares reacquired                     7,173          1,058          26,204         62,844         4,680          3,963
------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
  Amount due custodian                          --          6,536          20,817         24,515        13,998          8,563
------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
  Accrued fees to affiliates                 3,229          8,764          19,325         20,075        10,319          6,356
------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
  Accrued operating expenses                34,824         35,304          38,352         34,317        34,118         33,160
------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
Trustee deferred compensation and
  retirement plans                           3,000          3,004           3,010          3,007         3,001          3,000
====================================   ============   ============   ============   ============   ============   ============
     Total liabilities                      51,214         68,394         107,708        213,939       165,889         97,451
====================================   ============   ============   ============   ============   ============   ============
Net assets applicable to shares
  outstanding                           $1,879,701     $6,345,717     $12,906,672    $11,174,064    $5,760,112     $3,171,267
____________________________________   ____________   ____________   ____________   ____________   ____________   ____________
====================================   ============   ============   ============   ============   ============   ============


NET ASSETS CONSIST OF:

Shares of beneficial interest           $2,262,625     $7,202,698     $14,707,666    $13,031,373    $6,549,735     $3,861,788
------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
Undistributed net investment income            445         95,880         200,453        132,242        51,159         23,219
------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
Undistributed net realized gain
  (loss)                                  (192,657)      (555,370)     (1,162,085)      (714,548)     (452,361)      (259,387)
------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
Unrealized appreciation
  (depreciation)                          (190,712)      (397,491)       (839,362)    (1,275,003)     (388,421)      (454,353)
====================================   ============   ============   ============   ============   ============   ============
                                        $1,879,701     $6,345,717     $12,906,672    $11,174,064    $5,760,112     $3,171,267
____________________________________   ____________   ____________   ____________   ____________   ____________   ____________
====================================   ============   ============   ============   ============   ============   ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM INDEPENDENCE FUNDS

June 30, 2009
(Unaudited)



                                               AIM            AIM            AIM            AIM            AIM            AIM
                                          INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE
                                            NOW FUND       2010 FUND      2020 FUND      2030 FUND      2040 FUND      2050 FUND
---------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS:

Class A                                    $1,044,779     $3,943,928     $ 7,941,088    $ 4,941,167    $3,019,201     $1,796,504
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============
Class B                                    $  358,111     $  361,003     $ 1,637,842    $ 1,902,484    $  616,882     $  336,031
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============
Class C                                    $  188,383     $1,087,620     $ 1,540,304    $ 1,474,577    $  935,701     $  407,852
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============
Class R                                    $  227,588     $  866,188     $ 1,765,270    $ 2,788,344    $1,106,270     $  565,262
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============
Class Y                                    $   16,164     $   76,668     $    12,815    $    58,579    $   72,551     $   47,822
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============
Institutional Class                        $   44,676     $   10,310     $     9,353    $     8,913    $    9,507     $   17,796
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                       135,021        491,988       1,076,004        720,790       457,761        283,210
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============
Class B                                        46,222         45,323         223,935        279,477        94,250         53,400
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============
Class C                                        24,338        136,493         210,936        216,661       143,015         64,752
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============
Class R                                        29,399        108,271         239,873        408,212       168,336         89,380
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============
Class Y                                         2,090          9,550           1,735          8,531        10,985          7,528
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Institutional Class                             5,775          1,282           1,262          1,296         1,438          2,801
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============
Class A:
  Net asset value per share                $     7.74     $     8.02     $      7.38    $      6.86    $     6.60     $     6.34
---------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
  Maximum offering price per share
     (Net asset value of divided by
       94.50%)                             $     8.19     $     8.49     $      7.81    $      7.26    $     6.98     $     6.71
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============
Class B:
  Net asset value and offering price
     per share                             $     7.75     $     7.97     $      7.31    $      6.81    $     6.55     $     6.29
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============
Class C:
  Net asset value and offering price
     per share                             $     7.74     $     7.97     $      7.30    $      6.81    $     6.54     $     6.30
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============
Class R:
  Net asset value and offering price
     per share                             $     7.74     $     8.00     $      7.36    $      6.83    $     6.57     $     6.32
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============
Class Y:
  Net asset value and offering price
     per share                             $     7.73     $     8.03     $      7.39    $      6.87    $     6.60     $     6.35
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============
Institutional Class:
  Net asset value and offering price
     per share                             $     7.74     $     8.04     $      7.41    $      6.87    $     6.61     $     6.35
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============
Cost of Investments in affiliated
  underlying funds                         $2,078,875     $6,003,380     $13,787,163    $12,574,912    $6,258,846     $3,678,278
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        AIM INDEPENDENCE FUNDS

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)



                                               AIM            AIM            AIM            AIM            AIM            AIM
                                          INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE
                                            NOW FUND       2010 FUND      2020 FUND      2030 FUND      2040 FUND      2050 FUND
---------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------

INVESTMENT INCOME:

Dividends from affiliated underlying
  funds                                     $  34,527      $  98,009     $  203,656     $  131,727      $  51,714      $  22,523
=======================================   ============   ============   ============   ============   ============   ============


EXPENSES:

Administrative services fees                   24,795         24,795         24,795         24,795         24,795         24,795
---------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
Custodian fees                                  5,161          6,078          6,984          5,861          5,141          4,721
---------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
Distribution fees:
  Class A                                       1,234          3,554          8,487          4,747          2,808          1,709
---------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
  Class B                                       1,778          1,949          7,124          7,783          2,645          1,245
---------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
  Class C                                         871          3,868          5,900          5,505          3,650          1,561
---------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
  Class R                                         444          1,774          3,404          4,855          1,695            946
---------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
Transfer agent fees -- A, B, C, R and Y         3,101          7,446         16,795         19,084         13,164          9,182
---------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
Transfer agent fees -- Institutional                5              5              4              4              4             12
---------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
Trustees' and officers' fees and
  benefits                                      9,883         10,198         10,179          9,849          9,966          9,839
---------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
Registration and filing fees                   32,298         32,972         33,002         35,939         32,388         32,338
---------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
Professional services fees                     19,871         20,551         21,306         19,251         19,934         19,420
---------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
Other                                           5,988          7,775          9,954         10,504          7,501          6,636
=======================================   ============   ============   ============   ============   ============   ============
     Total expenses                           105,429        120,965        147,934        148,177        123,691        112,404
=======================================   ============   ============   ============   ============   ============   ============
Less: Expenses reimbursed and expense
  offset arrangements(s)                     (100,932)      (108,867)      (119,283)      (121,105)      (111,014)      (106,007)
=======================================   ============   ============   ============   ============   ============   ============
     Net expenses                               4,497         12,098         28,651         27,072         12,677          6,397
=======================================   ============   ============   ============   ============   ============   ============
Net investment income                          30,030         85,911        175,005        104,655         39,037         16,126
=======================================   ============   ============   ============   ============   ============   ============


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) on sales of
  affiliated underlying funds shares
  (includes gains (losses) from
  securities sold to affiliates of
  $(236,760)                                  (78,201)      (289,275)      (802,092)      (501,564)      (308,341)      (178,235)
=======================================   ============   ============   ============   ============   ============   ============
Change in net unrealized appreciation
  of affiliated underlying fund shares        116,464        384,446      1,533,383      1,357,824        766,307        432,581
=======================================   ============   ============   ============   ============   ============   ============
Net increase in net assets resulting
  from operations                           $  68,293      $ 181,082     $  906,296     $  960,915      $ 497,003      $ 270,472
_______________________________________   ____________   ____________   ____________   ____________   ____________   ____________
=======================================   ============   ============   ============   ============   ============   ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        AIM INDEPENDENCE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                   AIM INDEPENDENCE            AIM INDEPENDENCE            AIM INDEPENDENCE
                                                       NOW FUND                   2010 FUND                    2020 FUND
                                              -------------------------   -------------------------   --------------------------
                                               JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,     JUNE 30,    DECEMBER 31,
                                                 2009          2008          2009          2008           2009          2008
-------------------------------------------   -------------------------   -------------------------   --------------------------

OPERATIONS:

  Net investment income                       $   30,030    $   78,228    $   85,911    $  177,947    $   175,005    $   298,891
-------------------------------------------   -------------------------   -------------------------   --------------------------
  Net realized gain (loss)                       (78,201)     (112,939)     (289,275)     (262,191)      (802,092)      (340,859)
-------------------------------------------   -------------------------   -------------------------   --------------------------
  Change in net unrealized appreciation          116,464      (289,708)      384,446      (734,183)     1,533,383     (2,192,289)
===========================================   =========================   =========================   ==========================
     Net increase (decrease) in net assets
       resulting from operations                  68,293      (324,419)      181,082      (818,427)       906,296     (2,234,257)
===========================================   =========================   =========================   ==========================
Distributions to shareholders from net
  investment income:
  Class A                                        (17,450)      (64,685)           --      (110,668)            --       (200,997)
-------------------------------------------   -------------------------   -------------------------   --------------------------
  Class B                                         (5,024)      (18,001)           --       (15,463)            --        (39,699)
-------------------------------------------   -------------------------   -------------------------   --------------------------
  Class C                                         (2,440)       (5,255)           --       (29,895)            --        (23,250)
-------------------------------------------   -------------------------   -------------------------   --------------------------
  Class R                                         (3,303)       (4,739)           --       (24,510)            --        (30,604)
-------------------------------------------   -------------------------   -------------------------   --------------------------
  Class Y                                           (289)         (168)           --        (3,248)            --         (1,749)
-------------------------------------------   -------------------------   -------------------------   --------------------------
  Institutional Class                               (797)       (2,883)           --          (450)            --           (314)
===========================================   =========================   =========================   ==========================
     Total distributions from net
       investment income                         (29,303)      (95,731)           --      (184,234)            --       (296,613)
===========================================   =========================   =========================   ==========================
Distributions to shareholders from net
  realized gains:
  Class A                                             --        (3,557)           --        (9,605)            --        (31,626)
-------------------------------------------   -------------------------   -------------------------   --------------------------
  Class B                                             --        (1,048)           --        (1,613)            --         (7,697)
-------------------------------------------   -------------------------   -------------------------   --------------------------
  Class C                                             --          (319)           --        (3,119)            --         (4,508)
-------------------------------------------   -------------------------   -------------------------   --------------------------
  Class R                                             --          (211)           --        (2,240)            --         (5,161)
-------------------------------------------   -------------------------   -------------------------   --------------------------
  Class Y                                             --            --            --          (278)            --           (271)
-------------------------------------------   -------------------------   -------------------------   --------------------------
  Institutional Class                                 --          (154)           --           (37)            --            (47)
===========================================   =========================   =========================   ==========================
     Total distributions from net realized
       gains                                          --        (5,289)           --       (16,892)            --        (49,310)
===========================================   =========================   =========================   ==========================
     Decrease in net assets resulting from
       distributions                             (29,303)     (101,020)           --      (201,126)            --       (345,923)
===========================================   =========================   =========================   ==========================
Share transactions-net:
  Class A                                         82,529       401,388     1,197,695     1,534,893      1,463,108      4,687,608
-------------------------------------------   -------------------------   -------------------------   --------------------------
  Class B                                          6,748       132,590       (59,985)      186,372        120,428        955,292
-------------------------------------------   -------------------------   -------------------------   --------------------------
  Class C                                         10,038       126,903       323,196       564,436        557,482        531,368
-------------------------------------------   -------------------------   -------------------------   --------------------------
  Class R                                        112,904        76,954       233,734       570,478        682,362        632,371
-------------------------------------------   -------------------------   -------------------------   --------------------------
  Class Y                                          6,289        10,168            --        83,432        (39,030)        53,458
-------------------------------------------   -------------------------   -------------------------   --------------------------
  Institutional Class                                797         3,037            --       (37,528)            --            361
===========================================   =========================   =========================   ==========================
     Net increase in net assets resulting
       from share transactions                   219,305       751,040     1,694,640     2,902,083      2,784,350      6,860,458
===========================================   =========================   =========================   ==========================
     Net increase in net assets                  258,295       325,601     1,875,722     1,882,530      3,690,646      4,280,278
===========================================   =========================   =========================   ==========================


NET ASSETS:

  Beginning of period                          1,621,406     1,295,805     4,469,995     2,587,465      9,216,026      4,935,748
===========================================   =========================   =========================   ==========================
  End of period*                              $1,879,701    $1,621,406    $6,345,717    $4,469,995    $12,906,672    $ 9,216,026
===========================================   =========================   =========================   ==========================
  * Includes accumulated undistributed net
     investment income (loss)                 $      445    $     (282)   $   95,880    $    9,969    $   200,453    $    25,448
___________________________________________   _________________________   _________________________   __________________________
===========================================   =========================   =========================   ==========================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        AIM INDEPENDENCE FUNDS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                   AIM INDEPENDENCE             AIM INDEPENDENCE            AIM INDEPENDENCE
                                                       2030 FUND                   2040 FUND                   2050 FUND
                                              --------------------------   -------------------------   -------------------------
                                                JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                  2009          2008          2009          2008          2009          2008
-------------------------------------------   --------------------------   -------------------------   -------------------------

OPERATIONS:

  Net investment income                       $   104,655    $   185,712   $   39,037    $    65,087   $   16,126    $   35,060
-------------------------------------------   --------------------------   -------------------------   -------------------------
  Net realized gain (loss)                       (501,564)      (197,459)    (308,341)      (138,465)    (178,235)      (77,162)
-------------------------------------------   --------------------------   -------------------------   -------------------------
  Change in net unrealized appreciation         1,357,824     (2,492,630)     766,307     (1,067,630)     432,581      (836,343)
===========================================   ==========================   =========================   =========================
     Net increase (decrease) in net assets
       resulting from operations                  960,915     (2,504,377)     497,003     (1,141,008)     270,472      (878,445)
===========================================   ==========================   =========================   =========================
Distributions to shareholders from net
  investment income:
  Class A                                              --        (85,183)          --        (45,544)          --       (31,537)
-------------------------------------------   --------------------------   -------------------------   -------------------------
  Class B                                              --        (29,823)          --         (9,324)          --        (4,393)
-------------------------------------------   --------------------------   -------------------------   -------------------------
  Class C                                              --        (19,269)          --        (10,401)          --        (4,777)
-------------------------------------------   --------------------------   -------------------------   -------------------------
  Class R                                              --        (37,730)          --         (8,904)          --        (5,989)
-------------------------------------------   --------------------------   -------------------------   -------------------------
  Class Y                                              --         (1,424)          --           (609)          --        (1,174)
-------------------------------------------   --------------------------   -------------------------   -------------------------
  Institutional Class                                  --           (246)          --           (231)          --          (937)
===========================================   ==========================   =========================   =========================
     Total distributions from net
       investment income                               --       (173,675)          --        (75,013)          --       (48,807)
===========================================   ==========================   =========================   =========================
Distributions to shareholders from net
  realized gains:
  Class A                                              --        (21,377)          --        (12,971)          --       (13,976)
-------------------------------------------   --------------------------   -------------------------   -------------------------
  Class B                                              --         (9,941)          --         (3,608)          --        (2,557)
-------------------------------------------   --------------------------   -------------------------   -------------------------
  Class C                                              --         (6,423)          --         (4,025)          --        (2,781)
-------------------------------------------   --------------------------   -------------------------   -------------------------
  Class R                                              --        (10,288)          --         (2,773)          --        (2,881)
-------------------------------------------   --------------------------   -------------------------   -------------------------
  Class Y                                              --           (350)          --           (169)          --          (507)
-------------------------------------------   --------------------------   -------------------------   -------------------------
  Institutional Class                                  --            (57)          --            (61)          --          (382)
===========================================   ==========================   =========================   =========================
     Total distributions from net realized
       gains                                           --        (48,436)          --        (23,607)          --       (23,084)
===========================================   ==========================   =========================   =========================
     Decrease in net assets resulting from
       distributions                                   --       (222,111)          --        (98,620)          --       (71,891)
===========================================   ==========================   =========================   =========================
Share transactions-net:
  Class A                                       1,386,495      2,608,491      843,956      1,608,773      404,525       670,920
-------------------------------------------   --------------------------   -------------------------   -------------------------
  Class B                                         362,859      1,153,845       54,447        251,102       95,556       137,335
-------------------------------------------   --------------------------   -------------------------   -------------------------
  Class C                                         417,096        690,882      243,597        568,670      111,382       205,187
-------------------------------------------   --------------------------   -------------------------   -------------------------
  Class R                                       1,040,087      1,745,454      587,461        422,653      238,628       234,950
-------------------------------------------   --------------------------   -------------------------   -------------------------
  Class Y                                           2,311         61,519       43,600         29,134        1,720        52,643
-------------------------------------------   --------------------------   -------------------------   -------------------------
  Institutional Class                                  --            305           --        (32,708)     (15,500)        1,319
===========================================   ==========================   =========================   =========================
     Net increase in net assets resulting
       from share transactions                  3,208,848      6,260,496    1,773,061      2,847,624      836,311     1,302,354
===========================================   ==========================   =========================   =========================
     Net increase in net assets                 4,169,763      3,534,008    2,270,064      1,607,996    1,106,783       352,018
===========================================   ==========================   =========================   =========================


NET ASSETS:

  Beginning of period                           7,004,301      3,470,293    3,490,048      1,882,052    2,064,484     1,712,466
===========================================   ==========================   =========================   =========================
  End of period*                              $11,174,064    $ 7,004,301   $5,760,112    $ 3,490,048   $3,171,267    $2,064,484
===========================================   ==========================   =========================   =========================
  * Includes accumulated undistributed net
     investment income (loss)                 $   132,242    $    27,587   $   51,159    $    12,122   $   23,219    $    7,093
___________________________________________   __________________________   _________________________   _________________________
===========================================   ==========================   =========================   =========================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        AIM INDEPENDENCE FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Growth Series (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios (each constituting a "Fund"), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report are AIM Independence Now Fund, AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund and AIM Independence 2050 Fund (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  The investment objective's: to provide current income and, as a secondary objective, capital appreciation for AIM Independence Now Fund; and to provide capital appreciation and current income, consistent with their current asset allocation strategies for AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund and AIM Independence 2050 Fund.

  Each Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  Each Fund is a "fund of funds", in that it invests in other mutual funds and exchange-traded funds ("underlying funds") advised by Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco PowerShares Capital Management LLC ("Invesco PowerShares") (collectively the "Advisors"), respectively. Invesco Aim and Invesco PowerShares are affiliates of each other as they are indirect wholly owned subsidiaries of Invesco Ltd. ("Invesco"). The Advisors may change each Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- Investments in shares of funds that are not traded on an exchange are valued at the closing net asset value per share of such fund. Investments in shares of funds that are traded on an exchange are valued in accordance with valuation policy of such fund. These policies are set forth below.

        Securities in the underlying funds, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be

27        AIM INDEPENDENCE FUNDS
      based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- AIM Independence Now Fund generally declares and pays dividends, if any, quarterly. AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund and AIM Independence 2050 Fund generally declare and pay dividends, if any, annually. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

        Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds' servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco Aim indirectly as a shareholder of the underlying funds.


28        AIM INDEPENDENCE FUNDS

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through June 30, 2009, Invesco Aim had contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding 12b-1 plan payments and certain items discussed below) of Class A, Class B, Class C, Class R and Class Y shares for each Fund as shown in the following table under Expense Limit. The Funds operating expenses are limited to the Expense Limit plus the 12b-1 Fee.

                                                                                                              ESTIMATED
                                                                                                            ACQUIRED FUND
                                                                            12b-1 FEES                         FEES AND
                                               EXPENSE     -------------------------------------------      EXPENSES FROM
                                                LIMIT      CLASS A     CLASS B     CLASS C     CLASS R     UNDERLYING FUND
--------------------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund                        0.02%       0.25%       1.00%       1.00%       0.50%           0.65%
--------------------------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund                       0.04%       0.25%       1.00%       1.00%       0.50%           0.69%
--------------------------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund                       0.07%       0.25%       1.00%       1.00%       0.50%           0.74%
--------------------------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund                       0.10%       0.25%       1.00%       1.00%       0.50%           0.76%
--------------------------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund                       0.09%       0.25%       1.00%       1.00%       0.50%           0.78%
--------------------------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund                       0.08%       0.25%       1.00%       1.00%       0.50%           0.78%
--------------------------------------------------------------------------------------------------------------------------




  Effective July 1, 2009, Invesco Aim has contractually agreed through at least June 30, 2010 to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares for each Fund as shown in the following table:

                                                                                                              INSTITUTIONAL
                                                  CLASS A     CLASS B     CLASS C     CLASS R     CLASS Y         CLASS
---------------------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund                           0.27%       1.02%       1.02%       0.52%       0.02%          0.02%
---------------------------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund                          0.29%       1.04%       1.04%       0.54%       0.04%          0.04%
---------------------------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund                          0.32%       1.07%       1.07%       0.57%       0.07%          0.07%
---------------------------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund                          0.35%       1.10%       1.10%       0.60%       0.10%          0.10%
---------------------------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund                          0.34%       1.09%       1.09%       0.59%       0.09%          0.09%
---------------------------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund                          0.33%       1.08%       1.08%       0.58%       0.08%          0.08%
---------------------------------------------------------------------------------------------------------------------------




  In determining Invesco Aim's obligation to reimburse expenses, the following expenses are not taken into account, and will cause other expenses to exceed the expense limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with Invesco described more fully below, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds receive from banks where the Funds or its transfer agent have deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  Acquired Fund Fees and Expenses are not fees and expenses incurred by the Funds directly but are fees and expenses, including management fees, of the investment companies in which the Funds invest. As a result, the net operating expenses will exceed the expense limits above. You incur these expenses indirectly through the valuation of each Fund's investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Funds.

  For the six months ended June 30, 2009, the Advisor reimbursed the following expenses:

                                                                                                                     INSTITUTIONAL
                                          FUND LEVEL     CLASS A     CLASS B     CLASS C     CLASS R     CLASS Y         CLASS
----------------------------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund                  $ 97,826      $ 1,793      $  646      $  317      $  322       $ 23           $ 5
----------------------------------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund                  101,416        4,422         606       1,203       1,103        112             5
----------------------------------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund                  102,484       10,492       2,202       1,823       2,104         21             4
----------------------------------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund                  102,016        8,501       3,484       2,465       4,347        118             4
----------------------------------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund                   97,846        6,939       1,634       2,255       2,095        114             4
----------------------------------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund                   96,812        5,295         965       1,210       1,466        161            12
----------------------------------------------------------------------------------------------------------------------------------




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.


29        AIM INDEPENDENCE FUNDS

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). Each Fund, pursuant to the Plans, pays IADI compensation at the annual rate based on the Fund's average daily net assets for each class as shown in the table above. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund. For the six months ended June 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2009, IADI advised the Funds that IADI retained the following in front-end sales commissions from the sale of Class A shares and received the following in CDSC imposed on redemptions by shareholders:

                                                          FRONT END
                                                            SALES                CONTINGENT DEFERRED SALES
                                                           CHARGES                        CHARGES
                                                          ---------     -------------------------------------------
                                                           CLASS A      CLASS A     CLASS B     CLASS C     CLASS R
-------------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund                                   $   99        $--        $    5       $201        $--
-------------------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund                                   1,109         --           368        224         --
-------------------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund                                   6,723         27         1,362        475         --
-------------------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund                                   4,521         --         1,593        298         --
-------------------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund                                   3,774         --           430         29         --
-------------------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund                                   2,232         --            35        315         --
-------------------------------------------------------------------------------------------------------------------




  The underlying AIM Funds Class Y and Institutional Class shares pay no distribution fees and the Funds pay no sales loads or other similar compensation to IADI for acquiring underlying fund shares.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

FUND NAME                                                         LEVEL 1       LEVEL 2     LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund       Equity Securities               $ 1,888,163       $--         $--       $ 1,888,163
-------------------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund      Equity Securities                 5,605,889        --          --         5,605,899
-------------------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund      Equity Securities                12,947,801        --          --        12,947,801
-------------------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund      Equity Securities                11,299,909        --          --        11,299,909
-------------------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund      Equity Securities                 5,870,425        --          --         5,870,425
-------------------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund      Equity Securities                 3,223,925        --          --         3,223,925
-------------------------------------------------------------------------------------------------------------------





30        AIM INDEPENDENCE FUNDS

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended June 30, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                              SECURITIES                           NET REALIZED
                                                               PURCHASES     SECURITIES SALES     GAINS/(LOSSES)
----------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund                                      $ 21,187           $11,265            $ (7,418)
----------------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund                                       81,667            45,177             (43,636)
----------------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund                                       43,220            31,967             (13,730)
----------------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund                                      123,055            92,107             (62,091)
----------------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund                                       39,333            90,026             (68,689)
----------------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund                                       61,978            51,964             (41,196)
----------------------------------------------------------------------------------------------------------------



NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2009, the Funds received credits from these arrangements, which resulted in the reduction of the Funds' total expenses of:

                                                                              TRANSFER AGENT CREDITS
----------------------------------------------------------------------------------------------------
AIM Independence Now Fund                                                              $ --
----------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund                                                               --
----------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund                                                              153
----------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund                                                              170
----------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund                                                              127
----------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund                                                               86
----------------------------------------------------------------------------------------------------



NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the six months ended June 30, 2009, the Funds in aggregate paid legal fees of $8,561 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.


31        AIM INDEPENDENCE FUNDS

  The Funds below had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                        2016
---------------------------------------------------------------------------------------------
AIM Independence Now Fund                                                             $ 6,029
---------------------------------------------------------------------------------------------
AIM Independence 2010 Fund                                                             15,567
---------------------------------------------------------------------------------------------
AIM Independence 2020 Fund                                                             49,788
---------------------------------------------------------------------------------------------
AIM Independence 2030 Fund                                                             27,022
---------------------------------------------------------------------------------------------
AIM Independence 2040 Fund                                                             18,424
---------------------------------------------------------------------------------------------
AIM Independence 2050 Fund                                                             13,277
---------------------------------------------------------------------------------------------



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                                        AT JUNE 30, 2009
                                           FOR THE SIX MONTHS     ------------------------------------------------------------
                                          ENDED JUNE 30, 2009*                                                  NET UNREALIZED
                                        -----------------------   FEDERAL TAX    UNREALIZED      UNREALIZED      APPRECIATION
                                         PURCHASES      SALES        COST**     APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund               $  491,205   $  296,490   $ 2,187,301      $   508       $  (299,646)     $  (299,138)
------------------------------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund               1,943,002      935,067     6,253,909        7,924          (655,944)        (648,020)
------------------------------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund               4,995,134    1,941,564    14,097,368       83,411        (1,232,978)      (1,149,567)
------------------------------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund               4,189,571      874,680    12,760,873        9,912        (1,470,876)      (1,460,964)
------------------------------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund               2,269,698      448,929     6,384,441       28,034          (542,050)        (514,016)
------------------------------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund               1,103,229      248,598     3,746,153        1,502          (523,730)        (522,228)
------------------------------------------------------------------------------------------------------------------------------



*  Excludes U.S. Treasury obligations and money market funds, if any.
** Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.


32        AIM INDEPENDENCE FUNDS

NOTE 10--SHARE INFORMATION

AIM INDEPENDENCE NOW FUND


                                                                             SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2009(a)         DECEMBER 31, 2008
                                                                  ---------------------     ---------------------
                                                                   SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                          29,803     $ 222,792      88,249     $ 783,977
-----------------------------------------------------------------------------------------------------------------
  Class B                                                           7,713        57,416      28,090       249,391
-----------------------------------------------------------------------------------------------------------------
  Class C                                                           1,416        10,543      24,033       196,326
-----------------------------------------------------------------------------------------------------------------
  Class R                                                          14,992       110,711       8,158        72,016
-----------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                          824         6,000       1,205        10,000
=================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           1,996        14,895       7,350        63,281
-----------------------------------------------------------------------------------------------------------------
  Class B                                                             622         4,644       2,058        17,647
-----------------------------------------------------------------------------------------------------------------
  Class C                                                             302         2,255         559         4,808
-----------------------------------------------------------------------------------------------------------------
  Class R                                                             441         3,303         590         4,950
-----------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                           39           289          22           168
-----------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 107           797         353         3,037
=================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                             321         2,375       1,045         9,105
-----------------------------------------------------------------------------------------------------------------
  Class B                                                            (321)       (2,375)     (1,045)       (9,105)
=================================================================================================================
Reacquired:
  Class A                                                         (21,209)     (157,533)    (55,100)     (454,975)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                          (7,272)      (52,937)    (15,205)     (125,343)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                            (354)       (2,760)     (9,243)      (74,231)
-----------------------------------------------------------------------------------------------------------------
  Class R                                                            (149)       (1,110)         (1)          (12)
=================================================================================================================
     Net increase in share activity                                29,271     $ 219,305      81,118     $ 751,040
_________________________________________________________________________________________________________________
=================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 14% of the outstanding shares are owned by Invesco Aim or an investment advisor under common control with Invesco Aim.
(b)  Commencement date of October 3, 2008.



33        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2010 FUND


                                                                             SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED              YEAR ENDED
                                                                    JUNE 30, 2009(a)           DECEMBER 31, 2008
                                                                 ----------------------     ----------------------
                                                                  SHARES       AMOUNT        SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        213,261     $1,650,448     240,830     $2,142,402
------------------------------------------------------------------------------------------------------------------
  Class B                                                         11,345         83,687      36,739        341,611
------------------------------------------------------------------------------------------------------------------
  Class C                                                         82,567        633,181     119,316      1,101,784
------------------------------------------------------------------------------------------------------------------
  Class R                                                         41,093        315,685      82,317        724,326
------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                          --             --       9,092         79,916
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --             --      15,486        118,930
------------------------------------------------------------------------------------------------------------------
  Class B                                                             --             --       2,160         16,549
------------------------------------------------------------------------------------------------------------------
  Class C                                                             --             --       3,306         25,324
------------------------------------------------------------------------------------------------------------------
  Class R                                                             --             --       3,488         26,750
------------------------------------------------------------------------------------------------------------------
  Class Y                                                             --             --         459          3,526
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --             --          63            472
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                          4,039         31,200       4,345         35,765
------------------------------------------------------------------------------------------------------------------
  Class B                                                         (4,062)       (31,200)     (4,370)       (35,765)
==================================================================================================================
Reacquired:
  Class A(b)                                                     (64,579)      (483,953)    (85,664)      (762,204)
------------------------------------------------------------------------------------------------------------------
  Class B                                                        (15,305)      (112,472)    (15,210)      (136,023)
------------------------------------------------------------------------------------------------------------------
  Class C                                                        (43,824)      (309,985)    (68,027)      (562,672)
------------------------------------------------------------------------------------------------------------------
  Class R                                                        (10,826)       (81,951)    (19,644)      (180,598)
------------------------------------------------------------------------------------------------------------------
  Class Y                                                             --             --          (1)           (10)
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --             --      (3,970)       (38,000)
==================================================================================================================
     Net increase in share activity                              213,709     $1,694,640     320,715     $2,902,083
__________________________________________________________________________________________________________________
==================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

     CLASS                                                                        SHARES       AMOUNT
     -------------------------------------------------------------------------------------------------
     Class Y                                                                       7,954      $ 69,916
     -------------------------------------------------------------------------------------------------
     Class A                                                                      (7,954)      (69,916)
     _________________________________________________________________________________________________
     =================================================================================================






34        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2020 FUND


                                                                              SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                YEAR ENDED
                                                                    JUNE 30, 2009(a)             DECEMBER 31, 2008
                                                                ------------------------     ------------------------
                                                                 SHARES         AMOUNT        SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        544,790     $ 3,652,848      706,096     $ 5,801,367
---------------------------------------------------------------------------------------------------------------------
  Class B                                                         55,181         374,522      146,151       1,235,026
---------------------------------------------------------------------------------------------------------------------
  Class C                                                        104,174         675,925      116,951         965,328
---------------------------------------------------------------------------------------------------------------------
  Class R                                                        130,940         905,322      135,180       1,214,640
---------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                          37             222        6,993          51,448
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --       33,304         228,130
---------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        6,924          47,221
---------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        3,718          25,283
---------------------------------------------------------------------------------------------------------------------
  Class R                                                             --              --        5,229          35,765
---------------------------------------------------------------------------------------------------------------------
  Class Y                                                             --              --          295           2,020
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --           53             361
=====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         12,027          81,584       12,541         107,418
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        (12,112)        (81,584)     (12,645)       (107,418)
=====================================================================================================================
Reacquired:
  Class A(b)                                                    (332,318)     (2,271,324)    (172,658)     (1,449,307)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        (26,658)       (172,510)     (27,672)       (219,537)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                        (17,085)       (118,443)     (56,643)       (459,243)
---------------------------------------------------------------------------------------------------------------------
  Class R                                                        (31,809)       (222,960)     (67,911)       (618,034)
---------------------------------------------------------------------------------------------------------------------
  Class Y                                                         (5,589)        (39,252)          (1)            (10)
=====================================================================================================================
     Net increase in share activity                              421,578     $ 2,784,350      835,905     $ 6,860,458
_____________________________________________________________________________________________________________________
=====================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

     CLASS                                                                        SHARES       AMOUNT
     ------------------------------------------------------------------------------------------------
     Class Y                                                                        448       $ 3,677
     ------------------------------------------------------------------------------------------------
     Class A                                                                       (448)       (3,677)
     ________________________________________________________________________________________________
     ================================================================================================





35        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2030 FUND


                                                                              SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED               YEAR ENDED
                                                                     JUNE 30, 2009(a)           DECEMBER 31, 2008
                                                                 -----------------------     -----------------------
                                                                  SHARES        AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                         349,410     $2,115,625      409,954     $3,260,537
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         106,794        635,146      160,430      1,287,906
--------------------------------------------------------------------------------------------------------------------
  Class C                                                          83,341        507,839      125,011      1,061,052
--------------------------------------------------------------------------------------------------------------------
  Class R                                                         226,158      1,424,565      213,171      1,846,251
--------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                        1,166          6,051        8,107         62,996
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --             --           --              2
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                                             --       17,015        105,999
--------------------------------------------------------------------------------------------------------------------
  Class B                                                              --             --        6,275         38,969
--------------------------------------------------------------------------------------------------------------------
  Class C                                                              --             --        3,680         22,851
--------------------------------------------------------------------------------------------------------------------
  Class R                                                              --             --        7,732         48,017
--------------------------------------------------------------------------------------------------------------------
  Class Y                                                              --             --          285          1,774
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --             --           48            303
====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                          12,936         77,255        6,185         47,275
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         (12,997)       (77,255)      (6,222)       (47,275)
====================================================================================================================
Reacquired:
  Class A(b)                                                     (129,791)      (806,385)    (104,280)      (805,320)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         (34,169)      (195,032)     (17,297)      (125,755)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                         (15,308)       (90,743)     (53,933)      (393,021)
--------------------------------------------------------------------------------------------------------------------
  Class R                                                         (61,064)      (384,478)     (17,870)      (148,814)
--------------------------------------------------------------------------------------------------------------------
  Class Y                                                            (533)        (3,740)        (494)        (3,251)
====================================================================================================================
     Net increase in share activity                               525,943     $3,208,848      757,797     $6,260,496
____________________________________________________________________________________________________________________
====================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

     CLASS                                                                        SHARES       AMOUNT
     -------------------------------------------------------------------------------------------------
     Class Y                                                                       6,821      $ 52,996
     -------------------------------------------------------------------------------------------------
     Class A                                                                      (6,821)      (52,996)
     _________________________________________________________________________________________________
     =================================================================================================





36        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2040 FUND


                                                                             SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED              YEAR ENDED
                                                                    JUNE 30, 2009(a)           DECEMBER 31, 2008
                                                                 ----------------------     ----------------------
                                                                  SHARES       AMOUNT        SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        227,758     $1,337,605     269,516     $2,009,513
------------------------------------------------------------------------------------------------------------------
  Class B                                                         30,959        180,507      46,516        350,341
------------------------------------------------------------------------------------------------------------------
  Class C                                                         59,178        328,707      82,282        661,250
------------------------------------------------------------------------------------------------------------------
  Class R                                                        119,476        716,036      63,157        492,672
------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                       7,119         43,600       3,854         29,062
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --             --       9,721         58,327
------------------------------------------------------------------------------------------------------------------
  Class B                                                             --             --       2,163         12,933
------------------------------------------------------------------------------------------------------------------
  Class C                                                             --             --       2,401         14,361
------------------------------------------------------------------------------------------------------------------
  Class R                                                             --             --       1,953         11,676
------------------------------------------------------------------------------------------------------------------
  Class Y                                                             --             --         126            755
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --             --          48            292
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                          5,944         36,885       1,375         10,726
------------------------------------------------------------------------------------------------------------------
  Class B                                                         (5,986)       (36,885)     (1,383)       (10,726)
==================================================================================================================
Reacquired:
  Class A(b)                                                     (89,287)      (530,534)    (58,932)      (469,793)
------------------------------------------------------------------------------------------------------------------
  Class B                                                        (16,781)       (89,175)    (12,315)      (101,446)
------------------------------------------------------------------------------------------------------------------
  Class C                                                        (14,647)       (85,110)    (14,423)      (106,941)
------------------------------------------------------------------------------------------------------------------
  Class R                                                        (22,211)      (128,575)     (9,641)       (81,695)
------------------------------------------------------------------------------------------------------------------
  Class Y                                                             --             --        (114)          (683)
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --             --      (3,806)       (33,000)
==================================================================================================================
     Net increase in share activity                              301,522     $1,773,061     382,498     $2,847,624
__________________________________________________________________________________________________________________
==================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

     CLASS                                                                        SHARES       AMOUNT
     -------------------------------------------------------------------------------------------------
     Class Y                                                                       2,482      $ 18,762
     -------------------------------------------------------------------------------------------------
     Class A                                                                      (2,482)      (18,762)
     _________________________________________________________________________________________________
     =================================================================================================





37        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2050 FUND


                                                                             SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED             YEAR ENDED
                                                                    JUNE 30, 2009(a)          DECEMBER 31, 2008
                                                                 ---------------------     ----------------------
                                                                  SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        114,715     $ 645,943     134,748     $1,029,543
-----------------------------------------------------------------------------------------------------------------
  Class B                                                         21,088       119,890      23,396        180,640
-----------------------------------------------------------------------------------------------------------------
  Class C                                                         30,719       166,382      31,290        234,414
-----------------------------------------------------------------------------------------------------------------
  Class R                                                         48,790       274,489      36,250        278,032
-----------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                         313         1,756       6,935         50,983
=================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --            --       7,775         45,017
-----------------------------------------------------------------------------------------------------------------
  Class B                                                             --            --       1,202          6,925
-----------------------------------------------------------------------------------------------------------------
  Class C                                                             --            --       1,280          7,388
-----------------------------------------------------------------------------------------------------------------
  Class R                                                             --            --       1,535          8,870
-----------------------------------------------------------------------------------------------------------------
  Class Y                                                             --            --         290          1,680
-----------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --            --         228          1,319
=================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                          1,367         6,877         798          6,305
-----------------------------------------------------------------------------------------------------------------
  Class B                                                         (1,375)       (6,877)       (804)        (6,305)
=================================================================================================================
Reacquired:
  Class A(b)                                                     (45,589)     (248,295)    (50,970)      (409,945)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                         (3,014)      (17,457)     (5,935)       (43,925)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                         (9,217)      (55,000)     (4,668)       (36,615)
-----------------------------------------------------------------------------------------------------------------
  Class R                                                         (6,409)      (35,861)     (6,202)       (51,952)
-----------------------------------------------------------------------------------------------------------------
  Class Y                                                             (6)          (36)         (4)           (20)
-----------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (2,637)      (15,500)         --             --
=================================================================================================================
     Net increase in share activity                              148,745     $ 836,311     177,144     $1,302,354
_________________________________________________________________________________________________________________
=================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 10% of the outstanding shares are owned by Invesco Aim or an investment advisor under common control with Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

     CLASS                                                                        SHARES       AMOUNT
     -------------------------------------------------------------------------------------------------
     Class Y                                                                       5,265      $ 39,063
     -------------------------------------------------------------------------------------------------
     Class A                                                                      (5,265)      (39,063)
     _________________________________________________________________________________________________
     =================================================================================================





NOTE 11--SIGNIFICANT EVENT

The Board of Trustees of the Trust approved, on June 17, 2009, for each Fund changing the underlying funds in which the Funds invest and changing each Fund's investment objective, strategy and name. In addition, the Board of Trustees approved changing each Fund's sub-classification from diversified to non-diversified and eliminating a related non-fundamental investment restriction. This change requires approval by each Fund's shareholders.

  The Board of Trustees has called a meeting of each Fund's shareholders to be held on or about August 27, 2009, to vote on this proposal. If approved by shareholders, the proposal is expected to become effective on or about August 31, 2009. Results of such meeting will be reflected in the next annual report of the Funds.


38        AIM INDEPENDENCE FUNDS

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

AIM INDEPENDENCE NOW FUND


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 7.59      $0.14        $ 0.14       $ 0.28      $(0.13)       $   --         $(0.13)       $7.74
Year ended 12/31/08            9.78       0.43         (2.08)       (1.65)      (0.51)        (0.03)         (0.54)        7.59
Year ended 12/31/07(f)        10.02       0.41         (0.07)        0.34       (0.54)        (0.04)         (0.58)        9.78
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      7.60       0.11          0.14         0.25       (0.10)           --          (0.10)        7.75
Year ended 12/31/08            9.79       0.37         (2.09)       (1.72)      (0.44)        (0.03)         (0.47)        7.60
Year ended 12/31/07(f)        10.20       0.34         (0.06)        0.28       (0.47)        (0.04)         (0.51)        9.79
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      7.59       0.11          0.14         0.25       (0.10)           --          (0.10)        7.74
Year ended 12/31/08            9.79       0.36         (2.09)       (1.73)      (0.44)        (0.03)         (0.47)        7.59
Year ended 12/31/07(f)        10.02       0.34         (0.06)        0.28       (0.47)        (0.04)         (0.51)        9.79
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      7.59       0.13          0.14         0.27       (0.12)           --          (0.12)        7.74
Year ended 12/31/08            9.78       0.40         (2.07)       (1.67)      (0.49)        (0.03)         (0.52)        7.59
Year ended 12/31/07(f)        10.02       0.39         (0.07)        0.32       (0.52)        (0.04)         (0.56)        9.78
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      7.59       0.15          0.13         0.28       (0.14)           --          (0.14)        7.73
Year ended 12/31/08(f)         8.30       0.10         (0.67)       (0.57)      (0.14)           --          (0.14)        7.59
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      7.59       0.15          0.14         0.29       (0.14)           --          (0.14)        7.74
Year ended 12/31/08            9.78       0.46         (2.09)       (1.63)      (0.53)        (0.03)         (0.56)        7.59
Year ended 12/31/07(f)        10.02       0.43         (0.07)        0.36       (0.56)        (0.04)         (0.60)        9.78
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET   RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS   INCOME (LOSS)
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE    TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS    NET ASSETS   TURNOVER(d)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      3.77%      $1,045             0.27%(e)         11.82%(e)       3.68%(e)       17%
Year ended 12/31/08          (17.45)         942             0.31             11.88           4.89           36
Year ended 12/31/07(f)         3.47          807             0.41(g)          28.75(g)        4.41(g)        27
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      3.38          358             1.02(e)          12.57(e)        2.93(e)        17
Year ended 12/31/08          (18.05)         346             1.06             12.63           4.14           36
Year ended 12/31/07(f)         2.79          309             1.16(g)          29.50(g)        3.66(g)        27
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      3.38          188             1.02(e)          12.57(e)        2.93(e)        17
Year ended 12/31/08          (18.15)         174             1.06             12.63           4.14           36
Year ended 12/31/07(f)         2.79           75             1.16(g)          29.50(g)        3.66(g)        27
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      3.64          228             0.52(e)          12.07(e)        3.43(e)        17
Year ended 12/31/08          (17.66)         107             0.56             12.13           4.64           36
Year ended 12/31/07(f)         3.21           53             0.66(g)          29.00(g)        4.16(g)        27
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      3.77           16             0.02(e)          11.57(e)        3.93(e)        17
Year ended 12/31/08(f)        (6.86)           9             0.02(g)          19.09(g)        5.18(g)        36
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      3.90           45             0.02(e)          11.23(e)        3.93(e)        17
Year ended 12/31/08          (17.23)          43             0.06             11.41           5.14           36
Year ended 12/31/07(f)         3.74           52             0.16(g)          28.35(g)        4.66(g)        27
___________________________________________________________________________________________________________________
===================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.65% for the six months ended June 30, 2009 and the year ended December 31, 2008 and 0.68% for the year ended December 31, 2007.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $995, $359, $176, $179, $13 and $42 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f) Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)  Annualized.


39        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2010 FUND


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 7.72      $0.14        $ 0.16       $ 0.30      $   --        $   --         $   --       $ 8.02
Year ended 12/31/08           10.02       0.45         (2.37)       (1.92)      (0.35)        (0.03)         (0.38)        7.72
Year ended 12/31/07(f)        10.02       0.43         (0.07)        0.36       (0.34)        (0.02)         (0.36)       10.02
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      7.70       0.11          0.16         0.27          --            --             --         7.97
Year ended 12/31/08            9.99       0.39         (2.36)       (1.97)      (0.29)        (0.03)         (0.32)        7.70
Year ended 12/31/07(f)        10.02       0.35         (0.06)        0.29       (0.30)        (0.02)         (0.32)        9.99
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      7.71       0.11          0.15         0.26          --            --             --         7.97
Year ended 12/31/08           10.00       0.39         (2.36)       (1.97)      (0.29)        (0.03)         (0.32)        7.71
Year ended 12/31/07(f)        10.02       0.35         (0.06)        0.30       (0.30)        (0.02)         (0.32)       10.00
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      7.72       0.13          0.15         0.28          --            --             --         8.00
Year ended 12/31/08           10.01       0.43         (2.36)       (1.93)      (0.33)        (0.03)         (0.36)        7.72
Year ended 12/31/07(f)        10.02       0.40         (0.06)        0.34       (0.33)        (0.02)         (0.35)       10.01
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      7.73       0.15          0.15         0.30          --            --             --         8.03
Year ended 12/31/08(f)         8.79       0.10         (0.77)       (0.67)      (0.36)        (0.03)         (0.39)        7.73
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      7.74       0.15          0.15         0.30          --            --             --         8.04
Year ended 12/31/08           10.03       0.50         (2.39)       (1.89)      (0.37)        (0.03)         (0.40)        7.74
Year ended 12/31/07(f)        10.02       0.45         (0.07)        0.38       (0.35)        (0.02)         (0.37)       10.03
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET   RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS   INCOME (LOSS)
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE    TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS    NET ASSETS   TURNOVER(d)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      3.89%      $3,944             0.29%(e)          4.83%(e)       3.80%(e)       19%
Year ended 12/31/08          (19.11)       2,620             0.33              5.46           4.99           37
Year ended 12/31/07(f)         3.65        1,645             0.42(g)          16.42(g)        4.50(g)        15
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      3.51          361             1.04(e)           5.58(e)        3.05(e)        19
Year ended 12/31/08          (19.66)         411             1.08              6.21           4.24           37
Year ended 12/31/07(f)         2.92          340             1.17(g)          17.17(g)        3.75(g)        15
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      3.37        1,088             1.04(e)           5.58(e)        3.05(e)        19
Year ended 12/31/08          (19.64)         753             1.08              6.21           4.24           37
Year ended 12/31/07(f)         3.02          431             1.17(g)          17.17(g)        3.75(g)        15
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      3.63          866             0.54(e)           5.08(e)        3.55(e)        19
Year ended 12/31/08          (19.20)         602             0.58              5.71           4.74           37
Year ended 12/31/07(f)         3.41          119             0.67(g)          16.67(g)        4.25(g)        15
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      3.88           77             0.04(e)           4.58(e)        4.05(e)        19
Year ended 12/31/08(f)        (7.62)          74             0.04(g)           8.26(g)        5.28(g)        37
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      3.88           10             0.04(e)           4.37(e)        4.05(e)        19
Year ended 12/31/08          (18.82)          10             0.08              5.02           5.25           37
Year ended 12/31/07(f)         3.87           52             0.17(g)          16.02(g)        4.75(g)        15
___________________________________________________________________________________________________________________
===================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.69% for the six months ended June 30, 2009 and the year ended December 31, 2008 and 0.70% for the year ended December 31, 2007.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are based on average daily net assets (000's omitted) of $2,867, $393, $780, $715, $73 and $10 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f) Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)  Annualized.


40        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2020 FUND


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 6.93      $0.12        $ 0.33       $ 0.45      $   --        $   --         $   --        $7.38
Year ended 12/31/08            9.96       0.39         (3.13)       (2.74)      (0.25)        (0.04)         (0.29)        6.93
Year ended 12/31/07(f)        10.02       0.41         (0.17)        0.24       (0.25)        (0.05)         (0.30)        9.96
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      6.90       0.09          0.32         0.41          --            --             --         7.31
Year ended 12/31/08            9.92       0.32         (3.10)       (2.78)      (0.20)        (0.04)         (0.24)        6.90
Year ended 12/31/07(f)        10.02       0.34         (0.17)        0.17       (0.22)        (0.05)         (0.27)        9.92
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      6.88       0.09          0.33         0.42          --            --             --         7.30
Year ended 12/31/08            9.92       0.32         (3.12)       (2.80)      (0.20)        (0.04)         (0.24)        6.88
Year ended 12/31/07(f)        10.02       0.34         (0.17)        0.17       (0.22)        (0.05)         (0.27)        9.92
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      6.92       0.11          0.33         0.44          --            --             --         7.36
Year ended 12/31/08            9.95       0.38         (3.14)       (2.76)      (0.23)        (0.04)         (0.27)        6.92
Year ended 12/31/07(f)        10.02       0.38         (0.16)        0.22       (0.24)        (0.05)         (0.29)        9.95
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      6.93       0.13          0.33         0.46          --            --             --         7.39
Year ended 12/31/08(f)         8.21       0.08         (1.07)       (0.99)      (0.25)        (0.04)         (0.29)        6.93
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      6.95       0.13          0.33         0.46          --            --             --         7.41
Year ended 12/31/08            9.99       0.42         (3.16)       (2.74)      (0.26)        (0.04)         (0.30)        6.95
Year ended 12/31/07(f)        10.02       0.43         (0.15)        0.28       (0.26)        (0.05)         (0.31)        9.99
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET   RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS   INCOME (LOSS)
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE    TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS    NET ASSETS   TURNOVER(d)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      6.49%      $7,941             0.32%(e)          2.53%(e)       3.46%(e)       18%
Year ended 12/31/08          (27.53)       5,899             0.38              3.48           4.54           30
Year ended 12/31/07(f)         2.38        2,711             0.50(g)          10.04(g)        4.33(g)        37
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      5.94        1,638             1.07(e)           3.28(e)        2.71(e)        18
Year ended 12/31/08          (28.01)       1,431             1.13              4.23           3.79           30
Year ended 12/31/07(f)         1.68          940             1.25(g)          10.79(g)        3.58(g)        37
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      6.10        1,540             1.07(e)           3.28(e)        2.71(e)        18
Year ended 12/31/08          (28.21)         852             1.13              4.23           3.79           30
Year ended 12/31/07(f)         1.68          593             1.25(g)          10.79(g)        3.58(g)        37
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      6.36        1,765             0.57(e)           2.78(e)        3.21(e)        18
Year ended 12/31/08          (27.72)         974             0.63              3.73           4.29           30
Year ended 12/31/07(f)         2.19          679             0.75(g)          10.29(g)        4.08(g)        37
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      6.64           13             0.07(e)           2.28(e)        3.71(e)        18
Year ended 12/31/08(f)       (12.03)          50             0.08(g)           4.83(g)        4.84(g)        30
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      6.62            9             0.07(e)           2.07(e)        3.71(e)        18
Year ended 12/31/08          (27.41)           9             0.13              2.98           4.78           30
Year ended 12/31/07(f)         2.80           12             0.25(g)           9.67(g)        4.58(g)        37
___________________________________________________________________________________________________________________
===================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.74% for the six months ended June 30, 2009 and the year ended December 31, 2008 and 0.78% for the year ended December 31, 2007.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are based on average daily net assets (000's omitted) of $6,846, $1,437, $1,190, $1,373, $14 and $9 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f) Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)  Annualized.


41        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2030 FUND


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 6.33      $0.09        $ 0.44       $ 0.53      $   --        $   --         $   --        $6.86
Year ended 12/31/08            9.89       0.29         (3.62)       (3.33)      (0.18)        (0.05)         (0.23)        6.33
Year ended 12/31/07(f)        10.02       0.34         (0.14)        0.20       (0.28)        (0.05)         (0.33)        9.89
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      6.31       0.06          0.44         0.50          --            --             --         6.81
Year ended 12/31/08            9.87       0.22         (3.59)       (3.37)      (0.14)        (0.05)         (0.19)        6.31
Year ended 12/31/07(f)        10.02       0.27         (0.13)        0.14       (0.24)        (0.05)         (0.29)        9.87
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      6.31       0.06          0.44         0.50          --            --             --         6.81
Year ended 12/31/08            9.87       0.23         (3.60)       (3.37)      (0.14)        (0.05)         (0.19)        6.31
Year ended 12/31/07(f)        10.02       0.27         (0.13)        0.14       (0.24)        (0.05)         (0.29)        9.87
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      6.31       0.08          0.44         0.52          --            --             --         6.83
Year ended 12/31/08            9.88       0.26         (3.61)       (3.35)      (0.17)        (0.05)         (0.22)        6.31
Year ended 12/31/07(f)        10.02       0.32         (0.15)        0.17       (0.26)        (0.05)         (0.31)        9.88
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      6.33       0.09          0.45         0.54          --            --             --         6.87
Year ended 12/31/08(f)         7.77       0.06         (1.26)       (1.20)      (0.19)        (0.05)         (0.24)        6.33
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      6.34       0.09          0.44         0.53          --            --             --         6.87
Year ended 12/31/08            9.90       0.32         (3.63)       (3.31)      (0.20)        (0.05)         (0.25)        6.34
Year ended 12/31/07(f)        10.02       0.37         (0.15)        0.22       (0.29)        (0.05)         (0.34)        9.90
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET   RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS   INCOME (LOSS)
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE    TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS    NET ASSETS   TURNOVER(d)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      8.37%      $4,941             0.35%(e)          3.21%(e)       2.76%(e)       10%
Year ended 12/31/08          (33.64)       3,088             0.40              4.07           3.50           17
Year ended 12/31/07(f)         2.00        1,577             0.50(g)          13.53(g)        3.60(g)        31
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      7.92        1,902             1.10(e)           3.96(e)        2.01(e)        10
Year ended 12/31/08          (34.18)       1,386             1.15              4.82           2.75           17
Year ended 12/31/07(f)         1.42          756             1.25(g)          14.28(g)        2.85(g)        31
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      7.92        1,475             1.10(e)           3.96(e)        2.01(e)        10
Year ended 12/31/08          (34.18)         938             1.15              4.82           2.75           17
Year ended 12/31/07(f)        1.425          729             1.25(g)          14.28(g)        2.85(g)        31
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      8.24        2,788             0.60(e)           3.46(e)        2.51(e)        10
Year ended 12/31/08          (33.92)       1,534             0.65              4.32           3.25           17
Year ended 12/31/07(f)         1.78          396             0.75(g)          13.78(g)        3.35(g)        31
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      8.53           59             0.10(e)           2.96(e)        3.01(e)        10
Year ended 12/31/08(f)       (15.49)          50             0.11(g)           5.07(g)        3.79(g)        17
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      8.36            9             0.11(e)           2.61(e)        3.00(e)        10
Year ended 12/31/08          (33.46)           8             0.15              3.50           3.75           17
Year ended 12/31/07(f)         2.23           12             0.25(g)          13.07(g)        3.85(g)        31
___________________________________________________________________________________________________________________
===================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.76% for the six months ended June 30, 2009 and the year ended December 31, 2008 and 0.80% for the year ended December 31, 2007.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $3,829, $1,570, $1,110, $1,958, $53 and $8 for Class A, Class B, Class
     C, Class R, Class Y and Institutional Class shares, respectively.
(f) Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)  Annualized.


42        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2040 FUND


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 6.09      $0.06        $ 0.45       $ 0.51      $   --        $   --         $   --        $6.60
Year ended 12/31/08            9.83       0.23         (3.78)       (3.55)      (0.15)        (0.04)         (0.19)        6.09
Year ended 12/31/07(f)        10.02       0.31         (0.13)        0.18       (0.28)        (0.09)         (0.37)        9.83
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      6.06       0.04          0.45         0.49          --            --             --         6.55
Year ended 12/31/08            9.80       0.17         (3.76)       (3.59)      (0.11)        (0.04)         (0.15)        6.06
Year ended 12/31/07(f)        10.02       0.24         (0.13)        0.11       (0.24)        (0.09)         (0.33)        9.80
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      6.06       0.04          0.44         0.48          --            --             --         6.54
Year ended 12/31/08            9.80       0.17         (3.76)       (3.59)      (0.11)        (0.04)         (0.15)        6.06
Year ended 12/31/07(f)        10.02       0.24         (0.13)        0.11       (0.24)        (0.09)         (0.33)        9.80
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      6.07       0.06          0.44         0.50          --            --             --         6.57
Year ended 12/31/08            9.82       0.21         (3.78)       (3.57)      (0.14)        (0.04)         (0.18)        6.07
Year ended 12/31/07(f)        10.02       0.28         (0.13)        0.15       (0.26)        (0.09)         (0.35)        9.82
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      6.09       0.07          0.44         0.51          --            --             --         6.60
Year ended 12/31/08(f)         7.56       0.05         (1.32)       (1.27)      (0.16)        (0.04)         (0.20)        6.09
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      6.09       0.07          0.45         0.52          --            --             --         6.61
Year ended 12/31/08            9.84       0.28         (3.82)       (3.54)      (0.17)        (0.04)         (0.21)        6.09
Year ended 12/31/07(f)        10.02       0.34         (0.14)        0.20       (0.29)        (0.09)         (0.38)        9.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET   RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS   INCOME (LOSS)
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE    TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS    NET ASSETS   TURNOVER(d)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      8.37%      $3,019             0.34%(e)          5.59%(e)       2.10%(e)       11%
Year ended 12/31/08          (36.00)       1,907             0.41              8.63           2.88           29
Year ended 12/31/07(f)         1.81          901             0.54(g)          22.43(g)        3.26(g)        20
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      8.09          617             1.09(e)           6.34(e)        1.35(e)        11
Year ended 12/31/08          (36.53)         522             1.16              9.38           2.13           29
Year ended 12/31/07(f)         1.15          500             1.29(g)          23.18(g)        2.51(g)        20
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      7.92          936             1.09(e)           6.34(e)        1.35(e)        11
Year ended 12/31/08          (36.53)         597             1.16              9.38           2.13           29
Year ended 12/31/07(f)         1.15          277             1.29(g)          23.18(g)        2.51(g)        20
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      8.24        1,106             0.59(e)           5.84(e)        1.85(e)        11
Year ended 12/31/08          (36.27)         432             0.66              8.88           2.63           29
Year ended 12/31/07(f)         1.59          153             0.79(g)          22.68(g)        3.01(g)        20
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      8.37           73             0.09(e)           5.34(e)        2.35(e)        11
Year ended 12/31/08(f)       (16.73)          24             0.10(g)          10.26(g)        3.19(g)        29
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      8.54           10             0.09(e)           4.82(e)        2.35(e)        11
Year ended 12/31/08          (35.94)           9             0.15              7.72           3.14           29
Year ended 12/31/07(f)         2.03           51             0.28(g)          21.86(g)        3.53(g)        20
___________________________________________________________________________________________________________________
===================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.78% for the six months ended June 30, 2009 and the year ended December 31, 2008 and 0.81% for the year ended December 31, 2007.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $2,265, $533, $736, $684, $37 and $8 for Class A, Class B, Class C,
     Class R, Class Y and Institutional Class shares, respectively.
(f) Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)  Annualized.


43        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2050 FUND


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 5.87      $0.04        $ 0.43       $ 0.47      $   --        $   --         $   --        $6.34
Year ended 12/31/08            9.78       0.17         (3.84)       (3.67)      (0.17)        (0.07)         (0.24)        5.87
Year ended 12/31/07(f)        10.02       0.29         (0.14)        0.15       (0.29)        (0.10)         (0.39)        9.78
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      5.84       0.02          0.43         0.45          --            --             --         6.29
Year ended 12/31/08            9.75       0.11         (3.82)       (3.71)      (0.13)        (0.07)         (0.20)        5.84
Year ended 12/31/07(f)        10.02       0.21         (0.13)        0.08       (0.25)        (0.10)         (0.35)        9.75
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      5.85       0.02          0.43         0.45          --            --             --         6.30
Year ended 12/31/08            9.76       0.10         (3.81)       (3.71)      (0.13)        (0.07)         (0.20)        5.85
Year ended 12/31/07(f)        10.02       0.21         (0.12)        0.09       (0.25)        (0.10)         (0.35)        9.76
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      5.85       0.04          0.43         0.47          --            --             --         6.32
Year ended 12/31/08            9.77       0.14         (3.84)       (3.70)      (0.15)        (0.07)         (0.22)        5.85
Year ended 12/31/07(f)        10.02       0.26         (0.14)        0.12       (0.27)        (0.10)         (0.37)        9.77
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      5.87       0.05          0.43         0.48          --            --             --         6.35
Year ended 12/31/08(f)         7.42       0.04         (1.35)       (1.31)      (0.17)        (0.07)         (0.24)        5.87
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      5.87       0.05          0.43         0.48          --            --             --         6.35
Year ended 12/31/08            9.79       0.19         (3.86)       (3.67)      (0.18)        (0.07)         (0.25)        5.87
Year ended 12/31/07(f)        10.02       0.31         (0.14)        0.17       (0.30)        (0.10)         (0.40)        9.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                           RATIO OF         RATIO OF
                                                           EXPENSES         EXPENSES
                                                          TO AVERAGE     TO AVERAGE NET   RATIO OF NET
                                                          NET ASSETS     ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS    FEE WAIVERS   INCOME (LOSS)
                             TOTAL     END OF PERIOD    AND/OR EXPENSE   AND/OR EXPENSE    TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)  REIMBURSEMENTS(c)  REIMBURSEMENTS    NET ASSETS   TURNOVER(d)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      8.01%      $1,797             0.34%(e)          9.27%(e)       1.56%(e)       10%
Year ended 12/31/08          (37.51)       1,248             0.42             11.10           2.10           27
Year ended 12/31/07(f)         1.55        1,177             0.54(g)          24.63(g)        3.01(g)        20
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      7.71          336             1.09(e)          10.02(e)        0.81(e)        10
Year ended 12/31/08          (38.03)         214             1.17             11.85           1.35           27
Year ended 12/31/07(f)         0.80          184             1.29(g)          25.38(g)        2.26(g)        20
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      7.69          408             1.09(e)          10.02(e)        0.81(e)        10
Year ended 12/31/08          (37.99)         253             1.17             11.85           1.35           27
Year ended 12/31/07(f)         0.90          150             1.29(g)          25.38(g)        2.26(g)        20
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      8.03          565             0.59(e)           9.52(e)        1.31(e)        10
Year ended 12/31/08          (37.78)         275             0.67             11.35           1.85           27
Year ended 12/31/07(f)         1.29          151             0.79(g)          24.88(g)        2.76(g)        20
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      8.18           48             0.09(e)           9.02(e)        1.81(e)        10
Year ended 12/31/08(f)       (17.57)          42             0.09(g)          19.27(g)        2.43(g)        27
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      8.18           18             0.08(e)           8.34(e)        1.82(e)        10
Year ended 12/31/08          (37.42)          32             0.15             10.22           2.37           27
Year ended 12/31/07(f)         1.78           51             0.28(g)          24.12(g)        3.27(g)        20
___________________________________________________________________________________________________________________
===================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.78% for the six months ended June 30, 2009 and the year ended December 31, 2008 and 0.82% for the year ended December 31, 2007.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $1,378, $251, $315, $381, $42 and $25 for Class A, Class B, Class C,
     Class R, Class Y and Institutional Class shares, respectively.
(f) Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)  Annualized.




44        AIM INDEPENDENCE FUNDS

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009, through June 30, 2009.

  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

AIM INDEPENDENCE NOW FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                                                  EXPENSES                    EXPENSES   ANNUALIZED
      SHARE         BEGINNING        ENDING     PAID DURING      ENDING     PAID DURING    EXPENSE
      CLASS       ACCOUNT VALUE  ACCOUNT VALUE     PERIOD    ACCOUNT VALUE     PERIOD       RATIO
---------------------------------------------------------------------------------------------------
     Class A        $1,000.00      $1,037.70       $1.36       $1,023.46       $1.35        0.27%
---------------------------------------------------------------------------------------------------
     Class B         1,000.00       1,033.80        5.14        1,019.74        5.11        1.02
---------------------------------------------------------------------------------------------------
     Class C         1,000.00       1,033.80        5.14        1,019.74        5.11        1.02
---------------------------------------------------------------------------------------------------
     Class R         1,000.00       1,036.40        2.63        1,022.22        2.61        0.52
---------------------------------------------------------------------------------------------------
     Class Y         1,000.00       1,037.70        0.10        1,024.70        0.10        0.02
---------------------------------------------------------------------------------------------------




45        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2010 FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                                                  EXPENSES                    EXPENSES   ANNUALIZED
      SHARE         BEGINNING        ENDING     PAID DURING      ENDING     PAID DURING    EXPENSE
      CLASS       ACCOUNT VALUE  ACCOUNT VALUE     PERIOD    ACCOUNT VALUE     PERIOD       RATIO
---------------------------------------------------------------------------------------------------
     Class A        $1,000.00      $1,038.90       $1.47       $1,023.36       $1.45        0.29%
---------------------------------------------------------------------------------------------------
     Class B         1,000.00       1,035.10        5.25        1,019.64        5.21        1.04
---------------------------------------------------------------------------------------------------
     Class C         1,000.00       1,033.70        5.24        1,019.64        5.21        1.04
---------------------------------------------------------------------------------------------------
     Class R         1,000.00       1,036.30        2.73        1,022.12        2.71        0.54
---------------------------------------------------------------------------------------------------
     Class Y         1,000.00       1,038.80        0.20        1,024.60        0.20        0.04
---------------------------------------------------------------------------------------------------



AIM INDEPENDENCE 2020 FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                                                  EXPENSES                    EXPENSES   ANNUALIZED
      SHARE         BEGINNING        ENDING     PAID DURING      ENDING     PAID DURING    EXPENSE
      CLASS       ACCOUNT VALUE  ACCOUNT VALUE     PERIOD    ACCOUNT VALUE     PERIOD       RATIO
---------------------------------------------------------------------------------------------------
     Class A        $1,000.00      $1,064.90       $1.64       $1,023.21       $1.61        0.32%
---------------------------------------------------------------------------------------------------
     Class B         1,000.00       1,059.40        5.46        1,019.49        5.36        1.07
---------------------------------------------------------------------------------------------------
     Class C         1,000.00       1,061.00        5.47        1,019.49        5.36        1.07
---------------------------------------------------------------------------------------------------
     Class R         1,000.00       1,063.60        2.92        1,021.97        2.86        0.57
---------------------------------------------------------------------------------------------------
     Class Y         1,000.00       1,066.40        0.36        1,024.45        0.35        0.07
---------------------------------------------------------------------------------------------------



AIM INDEPENDENCE 2030 FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                                                  EXPENSES                    EXPENSES   ANNUALIZED
      SHARE         BEGINNING        ENDING     PAID DURING      ENDING     PAID DURING    EXPENSE
      CLASS       ACCOUNT VALUE  ACCOUNT VALUE     PERIOD    ACCOUNT VALUE     PERIOD       RATIO
---------------------------------------------------------------------------------------------------
     Class A        $1,000.00      $1,083.70       $1.81       $1,023.06       $1.76        0.35%
---------------------------------------------------------------------------------------------------
     Class B         1,000.00       1,079.20        5.67        1,019.34        5.51        1.10
---------------------------------------------------------------------------------------------------
     Class C         1,000.00       1,079.20        5.67        1,019.34        5.51        1.10
---------------------------------------------------------------------------------------------------
     Class R         1,000.00       1,082.40        3.10        1,021.82        3.01        0.60
---------------------------------------------------------------------------------------------------
     Class Y         1,000.00       1,085.30        0.52        1,024.30        0.50        0.10
---------------------------------------------------------------------------------------------------



AIM INDEPENDENCE 2040 FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                                                  EXPENSES                    EXPENSES   ANNUALIZED
      SHARE         BEGINNING        ENDING     PAID DURING      ENDING     PAID DURING    EXPENSE
      CLASS       ACCOUNT VALUE  ACCOUNT VALUE     PERIOD    ACCOUNT VALUE     PERIOD       RATIO
---------------------------------------------------------------------------------------------------
     Class A        $1,000.00      $1,083.70       $1.76       $1,023.11       $1.71        0.34%
---------------------------------------------------------------------------------------------------
     Class B         1,000.00       1,080.90        5.62        1,019.39        5.46        1.09
---------------------------------------------------------------------------------------------------
     Class C         1,000.00       1,079.20        5.62        1,019.39        5.46        1.09
---------------------------------------------------------------------------------------------------
     Class R         1,000.00       1,082.40        3.05        1,021.87        2.96        0.59
---------------------------------------------------------------------------------------------------
     Class Y         1,000.00       1,083.70        0.46        1,024.35        0.45        0.09
---------------------------------------------------------------------------------------------------




46        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2050 FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                                                  EXPENSES                    EXPENSES   ANNUALIZED
      SHARE         BEGINNING        ENDING     PAID DURING      ENDING     PAID DURING    EXPENSE
      CLASS       ACCOUNT VALUE  ACCOUNT VALUE     PERIOD    ACCOUNT VALUE     PERIOD       RATIO
---------------------------------------------------------------------------------------------------
     Class A        $1,000.00      $1,080.10       $1.75       $1,023.11       $1.71        0.34%
---------------------------------------------------------------------------------------------------
     Class B         1,000.00       1,077.10        5.61        1,019.39        5.46        1.09
---------------------------------------------------------------------------------------------------
     Class C         1,000.00       1,076.90        5.61        1,019.39        5.46        1.09
---------------------------------------------------------------------------------------------------
     Class R         1,000.00       1,080.30        3.04        1,021.87        2.96        0.59
---------------------------------------------------------------------------------------------------
     Class Y         1,000.00       1,081.80        0.46        1,024.35        0.45        0.09
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period January 1, 2009, through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.


47        AIM INDEPENDENCE FUNDS

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(AIM INDEPENDENCE NOW FUND, AIM INDEPENDENCE 2010 FUND, AIM INDEPENDENCE 2020 FUND, AIM INDEPENDENCE 2030 FUND, AIM INDEPENDENCE 2040 FUND AND AIM INDEPENDENCE 2050 FUND)

The Board of Trustees (the Board) of AIM                                                  any particular factor that was
Growth Series (the "Trust") is required         In addition to their meetings             controlling. Each Trustee may have
under the Investment Company Act of 1940     throughout the year, the Sub-Committees      evaluated the information provided
to approve annually the renewal of each      meet at designated contract renewal          differently from another Trustee and
series portfolio of the Trust's (each, a     meetings each year to conduct an in-depth    attributed different weight to the various
Fund) investment advisory agreement with     review of the performance, fees, expenses    factors. The Trustees recognized that the
Invesco Aim Advisors, Inc. (Invesco Aim)     and other matters related to their           advisory arrangements and resulting
and the Master Intergroup Sub-Advisory       assigned funds. During the contract          advisory fees for each Fund and the other
Contract for Mutual Funds (the               renewal process, the Trustees receive        AIM Funds are the result of years of
sub-advisory contracts) with Invesco Asset   comparative performance and fee data         review and negotiation between the
Management Deutschland GmbH, Invesco Asset   regarding the AIM Funds prepared by an       Trustees and Invesco Aim, that the
Management Limited, Invesco Asset            independent company, Lipper, Inc.            Trustees may focus to a greater extent on
Management (Japan) Limited, Invesco          (Lipper), under the direction and            certain aspects of these arrangements in
Australia Limited, Invesco Global Asset      supervision of the Senior Officer who also   some years than in others, and that the
Management (N.A.), Inc., Invesco Hong Kong   prepares a separate analysis of this         Trustees' deliberations and conclusions in
Limited, Invesco Institutional (N.A.),       information for the Trustees. Each Sub-      a particular year may be based in part on
Inc., Invesco Senior Secured Management,     Committee then makes recommendations to      their deliberations and conclusions
Inc. and Invesco Trimark Ltd.                the Investments Committee regarding the      regarding these same arrangements
(collectively, the Affiliated                fees and expenses of their assigned funds.   throughout the year and in prior years.
Sub-Advisers). During contract renewal       The Investments Committee considers each
meetings held on June 16-17, 2009, the       Sub-Committee's recommendations and makes       The discussion below serves as a
Board as a whole, and the disinterested or   its own recommendations regarding the fees   summary of the Senior Officer's
"independent" Trustees voting separately,    and expenses of the AIM Funds to the full    independent written evaluation with
approved the continuance of each Fund's      Board. The Investments Committee also        respect to each Fund's investment advisory
investment advisory agreement and the        considers each Sub-Committee's               agreement as well as a discussion of the
sub-advisory contracts for another year,     recommendations in making its annual         material factors and related conclusions
effective July 1, 2009. In doing so, the     recommendation to the Board whether to       that formed the basis for the Board's
Board determined that each Fund's            approve the continuance of each AIM Fund's   approval of each Fund's investment
investment advisory agreement and            investment advisory agreement and            advisory agreement and sub-advisory
sub-advisory contracts are in the best       sub-advisory contracts for another year.     contracts. Unless otherwise stated,
interests of the Fund and its shareholders                                                information set forth below is as of June
and that the compensation to Invesco Aim        The independent Trustees met separately   17, 2009, and does not reflect any changes
and the Affiliated Sub-Advisers under each   during their evaluation of the Fund's        that may have occurred since that date,
Fund's investment advisory agreement and     investment advisory agreement and            including but not limited to changes to a
sub-advisory contracts is fair and           sub-advisory contracts with independent      Fund's performance, advisory fees, expense
reasonable.                                  legal counsel. The independent Trustees      limitations and/ or fee waivers.
                                             were also assisted in their annual
THE BOARD'S FUND EVALUATION PROCESS          evaluation of the Fund's investment          FACTORS AND CONCLUSIONS AND SUMMARY OF
                                             advisory agreement by the Senior Officer.    INDEPENDENT WRITTEN FEE EVALUATION
The Board's Investments Committee has        One responsibility of the Senior Officer
established three Sub-Committees that are    is to manage the process by which the AIM       A. Nature, Extent and Quality of
responsible for overseeing the management    Funds' proposed management fees are                Services Provided by Invesco Aim
of a number of the series portfolios of      negotiated during the annual contract
the AIM Funds. This Sub-Committee            renewal process to ensure that they are      The Board reviewed the advisory services
structure permits the Trustees to focus on   negotiated in a manner that is at arms'      provided to each Fund by Invesco Aim under
the performance of the AIM Funds that have   length and reasonable. Accordingly, the      the Fund's investment advisory agreement,
been assigned to them. The Sub-Committees    Senior Officer must either supervise a       the performance of Invesco Aim in
meet throughout the year to review the       competitive bidding process or prepare an    providing these services, and the
performance of their assigned funds, and     independent written evaluation. The Senior   credentials and experience of the officers
the Sub-Committees review monthly and        Officer recommended that an independent      and employees of Invesco Aim who provide
quarterly comparative performance            written evaluation be provided and, at the   these services. The Board's review of the
information and periodic asset flow data     direction of the Board, prepared an          qualifications of Invesco Aim to provide
for their assigned funds. These materials    independent written evaluation.              these services included the Board's
are prepared under the direction and                                                      consideration of Invesco Aim's portfolio
supervision of the independent Senior           During the annual contract renewal        and product review process, various back
Officer, an officer of the AIM Funds who     process, the Board considered the factors    office support functions provided by
reports directly to the independent          discussed below in evaluating the fairness   Invesco Aim and its affiliates, and
Trustees. Over the course of each year,      and reasonableness of each Fund's            Invesco Aim's equity and fixed income
the Sub-Committees meet with portfolio       investment advisory agreement and            trading operations. The Board concluded
managers for their assigned funds and        sub-advisory contracts. The Board            that the nature, extent and quality of the
other members of management and review       considered all of the information provided   advisory services provided to each Fund by
with these individuals the performance,      to them, including information provided at   Invesco Aim are appropriate and that
investment objective(s), policies,           their meetings throughout the year as part   Invesco Aim currently is providing
strategies and limitations of these funds.   of their ongoing oversight of such Fund,     satisfactory advisory services in
                                             and did not identify                         accordance with the terms of each Fund's
                                                                                          investment advisory agreement. In
                                                                                          addition, based on their ongoing meetings
                                                                                          throughout the year with each Fund's


48 AIM INDEPENDENCE FUNDS                                              continued

portfolio manager or managers, the Board     the sub-advisory contracts for each Fund,    Board's focus on fund performance, Invesco
concluded that these individuals are         as no Affiliated Sub-Adviser currently       Aim has taken a number of actions intended
competent and able to continue to carry      manages assets of any Fund.                  to improve the investment process for the
out their responsibilities under each                                                     funds.
Fund's investment advisory agreement.           AIM Independence Now Fund
                                                                                          AIM Independence 2020 Fund
   In determining whether to continue each   The Board noted that the Fund recently
Fund's investment advisory agreement, the    began operations and that comparative        The Board noted that the Fund recently
Board considered the prior relationship      performance data for only the past           began operations and that comparative
between Invesco Aim and the Fund, as well    calendar year was available. The Board       performance data for only the past
as the Board's knowledge of Invesco Aim's    compared the Fund's performance during the   calendar year was available. The Board
operations, and concluded that it is         past calendar year to the performance of     compared the Fund's performance during the
beneficial to maintain the current           all funds in the Lipper performance          past calendar year to the performance of
relationship, in part, because of such       universe that are not managed by Invesco     all funds in the Lipper performance
knowledge. The Board also considered the     Aim or an Affiliated Sub-Adviser and         universe that are not managed by Invesco
steps that Invesco Aim and its affiliates    against the Lipper Mixed-Asset Target        Aim or an Affiliated Sub-Adviser and
continue to take to improve the quality      Allocation Conservative Funds Index. The     against the Lipper Mixed-Asset Target
and efficiency of the services they          Board noted that the Fund's performance      Allocation 2020 Funds Index. The Board
provide to the AIM Funds in the areas of     was in the third quintile of its             noted that the Fund's performance was in
investment performance, product line         performance universe for the one year        the second quintile of its performance
diversification, distribution, fund          period (the first quintile being the best    universe for the one year period (the
operations, shareholder services and         performing funds and the fifth quintile      first quintile being the best performing
compliance. The Board concluded that the     being the worst performing funds). The       funds and the fifth quintile being the
quality and efficiency of the services       Board noted that the Fund's performance      worst performing funds). The Board noted
Invesco Aim and its affiliates provide to    was below the performance of the Index for   that the Fund's performance was above the
the AIM Funds in each of these areas         the one year period. Although the            performance of the Index for the one year
support the Board's approval of the          independent written evaluation of the        period. Although the independent written
continuance of the Fund's investment         Fund's Senior Officer only considered Fund   evaluation of the Fund's Senior Officer
advisory agreement.                          performance through the most recent          only considered Fund performance through
                                             calendar year, the Board also reviewed       the most recent calendar year, the Board
   B. Nature, Extent and Quality of          more recent Fund performance and this        also reviewed more recent Fund performance
      Services Provided by Affiliated        review did not change their conclusions.     and this review did not change their
      Sub-Advisers                           The Board noted that, in response to the     conclusions. The Board noted that, in
                                             Board's focus on fund performance, Invesco   response to the Board's focus on fund
The Board reviewed the services provided     Aim has taken a number of actions intended   performance, Invesco Aim has taken a
by the Affiliated Sub-Advisers under the     to improve the investment process for the    number of actions intended to improve the
sub-advisory contracts and the credentials   funds.                                       investment process for the funds.
and experience of the officers and
employees of the Affiliated Sub-Advisers     AIM Independence 2010 Fund                   AIM Independence 2030 Fund
who provide these services. The Board
concluded that the nature, extent and        The Board noted that the Fund recently       The Board noted that the Fund recently
quality of the services provided by the      began operations and that comparative        began operations and that comparative
Affiliated Sub-Advisers are appropriate.     performance data for only the past           performance data for only the past
The Board noted that the Affiliated          calendar year was available. The Board       calendar year was available. The Board
Sub-Advisers, which have offices and         compared the Fund's performance during the   compared the Fund's performance during the
personnel that are geographically            past calendar year to the performance of     past calendar year to the performance of
dispersed in financial centers around the    all funds in the Lipper performance          all funds in the Lipper performance
world, can provide research and other        universe that are not managed by Invesco     universe that are not managed by Invesco
information and make recommendations on      Aim or an Affiliated Sub-Adviser and         Aim or an Affiliated Sub-Adviser and
the markets and economies of various         against the Lipper Mixed-Asset Target        against the Lipper Mixed-Asset Target
countries and securities of companies        Allocation 2010 Funds Index. The Board       Allocation 2030 Funds Index. The Board
located in such countries or on various      noted that the Fund's performance was in     noted that the Fund's performance was in
types of investments and investment          the first quintile of its performance        the second quintile of its performance
techniques. The Board concluded that the     universe for the one year period (the        universe for the one year period (the
sub-advisory contracts benefit each Fund     first quintile being the best performing     first quintile being the best performing
and its shareholders by permitting Invesco   funds and the fifth quintile being the       funds and the fifth quintile being the
Aim to utilize the additional resources      worst performing funds). The Board noted     worst performing funds). The Board noted
and talent of the Affiliated Sub-Advisers    that the Fund's performance was above the    that the Fund's performance was above the
in managing such Fund.                       performance of the Index for the one year    performance of the Index for the one year
                                             period. Although the independent written     period. Although the independent written
   C. Fund Performance                       evaluation of the Fund's Senior Officer      evaluation of the Fund's Senior Officer
                                             only considered Fund performance through     only considered Fund performance through
The Board considered fund performance as a   the most recent calendar year, the Board     the most recent calendar year, the Board
relevant factor in considering whether to    also reviewed more recent Fund performance   also reviewed more recent Fund performance
approve the investment advisory agreement.   and this review did not change their         and this review did not change their
The Board did not view fund performance as   conclusions. The Board noted that, in
a relevant factor in considering whether     response to the
to approve


49 AIM INDEPENDENCE FUNDS                                              continued

conclusions. The Board noted that, in        and this review did not change their         Fund. The Board noted that Invesco Aim
response to the Board's focus on fund        conclusions. The Board noted that, in        continues to operate at a net profit,
performance, Invesco Aim has taken a         response to the Board's focus on fund        although the reduction of assets under
number of actions intended to improve the    performance, Invesco Aim has taken a         management as a result of market
investment process for the funds.            number of actions intended to improve the    movements and the increase in voluntary
                                             investment process for the funds.            fee waivers for affiliated money market
AIM Independence 2040 Fund                                                                funds have reduced the profitability of
                                             D. Advisory Fees and Fee Waivers             Invesco Aim and its affiliates. The Board
The Board noted that the Fund recently                                                    concluded that each Fund's fees are fair
began operations and that comparative        The Board noted that each Fund is a fund     and reasonable, and that the level of
performance data for only the past           of funds and invests its assets in           profits realized by Invesco Aim and its
calendar year was available. The Board       underlying funds rather than directly in     affiliates from providing services to
compared the Fund's performance during the   individual securities. The Board noted       each Fund is not excessive in light of the
past calendar year to the performance of     that Invesco Aim does not charge any Fund    nature, quality and extent of the services
all funds in the Lipper performance          any advisory fees pursuant to such Fund's    provided. The Board considered whether
universe that are not managed by Invesco     investment advisory agreement, although      Invesco Aim is financially sound and has
Aim or an Affiliated Sub-Adviser and         the underlying funds in which each Fund      the resources necessary to perform its
against the Lipper Mixed-Asset Target        invests pay Invesco Aim advisory fees.       obligations under each Fund's investment
Allocation 2040 Funds Index. The Board       Because Invesco Aim does not charge any      advisory agreement, and concluded that
noted that the Fund's performance was in     Fund any advisory fees, the Board did not    Invesco Aim has the financial resources
the second quintile of its performance       rely upon any comparison of services and     necessary to fulfill these obligations.
universe for the one year period (the        fees under advisory contracts with other     The Board also considered whether each
first quintile being the best performing     funds or products advised by Invesco Aim     Affiliated Sub-Adviser is financially
funds and the fifth quintile being the       and its affiliates.                          sound and has the resources necessary to
worst performing funds). The Board noted                                                  perform its obligations under the
that the Fund's performance was above the       The Board noted that Invesco Aim has      sub-advisory contracts, and concluded that
performance of the Index for the one year    contractually agreed to waive fees and/or    each Affiliated Sub-Adviser has the
period. Although the independ-ent written    limit expenses of each Fund through at       financial resources necessary to fulfill
evaluation of the Fund's Senior Officer      least June 30, 2010 in an amount necessary   these obligations.
only considered Fund performance through     to limit total annual operating expenses
the most recent calendar year, the Board     to a specified percentage of average daily      G. Collateral Benefits to Invesco Aim
also reviewed more recent Fund performance   net assets for each class of the Fund. The         and its Affiliates
and this review did not change their         Board also considered the effect this
conclusions. The Board noted that, in        expense limitation would have on each        The Board considered various other
response to the Board's focus on fund        Fund's estimated total expenses.             benefits received by Invesco Aim and its
performance, Invesco Aim has taken a                                                      affiliates resulting from Invesco Aim's
number of actions intended to improve the       E. Economies of Scale and Breakpoints     relationship with each Fund, including the
investment process for the funds.                                                         fees received by Invesco Aim and its
                                             The Board noted that Invesco Aim does not    affiliates for their provision of
   AIM Independence 2050 Fund                charge any Fund any advisory fees pursuant   administrative, transfer agency and
                                             to each Fund's investment advisory           distribution services to each Fund. The
The Board noted that the Fund recently       agreement, although the underlying funds     Board considered the performance of
began operations and that comparative        in which each Fund invests pay Invesco Aim   Invesco Aim and its affiliates in
performance data for only the past           advisory fees. The Board also noted that     providing these services and the
calendar year was available. The Board       each Fund shares directly in economies of    organizational structure employed by
compared the Fund's performance during the   scale through lower fees charged by third    Invesco Aim and its affiliates to provide
past calendar year to the performance of     party service providers based on the         these services. The Board also considered
all funds in the Lipper performance          combined size of all of the AIM Funds and    that these services are provided to each
universe that are not managed by Invesco     affiliates.                                  Fund pursuant to written contracts that
Aim or an Affiliated Sub-Adviser and                                                      are reviewed and approved on an annual
against the Lipper Mixed-Asset Target           F. Profitability and Financial            basis by the Board. The Board concluded
Allocation 2050 Funds Index. The Board       Resources                                    that Invesco Aim and its affiliates are
noted that the Fund's performance was in                                                  providing these services in a satisfactory
the second quintile of its performance       The Board reviewed information from          manner and in accordance with the terms of
universe for the one year period (the        Invesco Aim concerning the costs of the      their contracts, and are qualified to
first quintile being the best performing     advisory and other services that Invesco     continue to provide these services to each
funds and the fifth quintile being the       Aim and its affiliates provide to each       Fund.
worst performing funds). The Board noted     Fund and the profitability of Invesco Aim
that the Fund's performance was above the    and its affiliates in providing these           The Board considered the benefits
performance of the Index for the one year    services. The Board also reviewed            realized by Invesco Aim as a result of
period. Although the independent written     information concerning the financial         portfolio brokerage transactions executed
evaluation of the Fund's Senior Officer      condition of Invesco Aim and its             through "soft dollar" arrangements.
only considered Fund performance through     affiliates. The Board reviewed with          Invesco Aim noted that no Fund executes
the most recent calendar year, the Board     Invesco Aim the methodology used to          brokerage transactions through "soft
also reviewed more recent Fund performance   prepare the profitability information. The   dollar" arrangements to any significant
                                             Board considered the overall profitability   degree.
                                             of Invesco Ltd., the ultimate parent of
                                             Invesco Aim and the Affiliated
                                             Sub-Advisers, and of Invesco Aim, as well
                                             as the profitability of Invesco Aim in
                                             connection with managing each


50 AIM INDEPENDENCE FUNDS

[INVESCO AIM LOGO]                 Supplement to Semiannual Report dated 6/30/09
-- SERVICE MARK --
                                   AIM INDEPENDENCE FUNDS

                                   AIM Independence Now Fund
                                   AIM Independence 2010 Fund
                                   AIM Independence 2020 Fund
                                   AIM Independence 2030 Fund
                                   AIM Independence 2040 Fund
                                   AIM Independence 2050 Fund

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class share are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

invescoaim.com   IND-INS-2   Invesco Aim Distributors, Inc.

Supplement to Semiannual Report dated 6/30/09

==========================================   ==========================================   ==========================================
AIM INDEPENDENCE NOW FUND                    AIM INDEPENDENCE 2010 FUND                   AIM INDEPENDENCE 2020 FUND
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
For periods ended 6/30/09                    For periods ended 6/30/09                    For periods ended 6/30/09

Inception (1/31/07)                 -4.63%   Inception (1/31/07)                 -5.34%   Inception (1/31/07)                 -9.05%
 1 Year                            -10.59     1 Year                            -11.89     1 Year                            -16.50
 6 Months*                           3.90     6 Months*                           3.88     6 Months*                           6.62

*  Cumulative total return that has not      *  Cumulative total return that has not      *  Cumulative total return that has not
   been annualized                              been annualized                              been annualized

Net Expense Ratio              0.67%(1, 2)   Net Expense Ratio              0.73%(1, 2)   Net Expense Ratio              0.82%(1, 2)
Total Expense Ratio           12.06%(2)      Total Expense Ratio            5.71%(2)      Total Expense Ratio            3.97%(2)
==========================================   ==========================================   ==========================================

==========================================   ==========================================   ==========================================
AIM INDEPENDENCE 2030 FUND                   AIM INDEPENDENCE 2040 FUND                   AIM INDEPENDENCE 2050 FUND
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
For periods ended 6/30/09                    For periods ended 6/30/09                    For periods ended 6/30/09

Inception (1/31/07)                -11.89%   Inception (1/31/07)                -13.27%   Inception (1/31/07)                -14.31%
 1 Year                            -20.07     1 Year                            -21.81     1 Year                            -23.20
 6 Months*                           8.36     6 Months*                           8.54     6 Months*                           8.18

*  Cumulative total return that has not      *  Cumulative total return that has not      *  Cumulative total return that has not
   been annualized                              been annualized                              been annualized

Net Expense Ratio              0.87%(1, 2)   Net Expense Ratio              0.88%(1, 2)   Net Expense Ratio              0.87%(1, 2)
Total Expense Ratio            4.26%(2)      Total Expense Ratio            8.50%(2)      Total Expense Ratio           11.00%(2)
==========================================   ==========================================   ==========================================

INSTITUTIONAL CLASS SHARES                   Investment return and principal value will   (1) Total annual operating expenses less
                                             fluctuate so your shares, when redeemed,        any contractual fee waivers and/or
Institutional Class shares have no sales     may be worth more or less than their            expense reimbursements by the advisor
charge; therefore, performance is at net     original cost. See full report for              in effect through at least June 30,
asset value (NAV). Performance of            information on comparative benchmarks.          2010. See current prospectus for more
Institutional Class shares will differ       Please consult your Fund prospectus for         information.
from performance of other share classes      more information. For the most current
primarily due to differing sales charges     month-end performance, please call 800 451   (2) The expense ratio includes estimated
and class expenses.                          4246 or visit invescoaim.com.                   acquired fund fees and expenses of the
                                                                                             underlying funds in which the Fund
   Please note that past performance is         Had the advisor not waived fees and/or       invests 0.65% for AIM Independence Now
not indicative of future results. More       reimbursed expenses, performance would          Fund; 0.69% for AIM Independence 2010
recent returns may be more or less than      have been lower.                                Fund; 0.74% for AIM Independence 2020
those shown. All returns assume                                                              Fund; 0.76% for AIM Independence 2030
reinvestment of distributions at NAV.                                                        Fund; 0.78% for AIM Independence 2040
                                                                                             Fund and 0.78% for AIM Independence
                                                                                             2050 Fund.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009, through June 30, 2009.

  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If indirect expenses were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
      INSTITUTIONAL       ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
  AIM Independence Now
           Fund             $1,000.00      $1,039.00       $0.10       $1,024,70       $0.10        0.02%
-----------------------------------------------------------------------------------------------------------
  AIM Independence 2010
           Fund              1,000.00       1,038.80        0.20        1,024.60        0.20        0.04
-----------------------------------------------------------------------------------------------------------
  AIM Independence 2020
           Fund              1,000.00       1,066.20        0.36        1,024.45        0.35        0.07
-----------------------------------------------------------------------------------------------------------
  AIM Independence 2030
           Fund              1,000.00       1,083.60        0.57        1,024.25        0.55        0.11
-----------------------------------------------------------------------------------------------------------
  AIM Independence 2040
           Fund              1,000.00       1,085.40        0.47        1,024.35        0.45        0.09
-----------------------------------------------------------------------------------------------------------
  AIM Independence 2050
           Fund              1,000.00       1,081.80        0.41        1,024.40        0.40        0.08
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period January 1, 2009, through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.


AIM INDEPENDENCE FUNDS

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o    ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of   o    EFFICIENT. Stop waiting for regular mail. Your documents
     trees used to produce paper.                                        will be sent via email as soon as they're available.

o    ECONOMICAL. Help reduce your fund's printing and delivery      o    EASY. Download, save and print files using your home
     expenses and put more capital back in your fund's returns.          computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after October 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--service mark-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
                                                                                                             [INVESCO AIM LOGO]
   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           --SERVICE MARK--
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco
Global Asset Management (N.A.), Inc. will be merged into Invesco Institu-tional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   IND-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM INTERNATIONAL ALLOCATION FUND
 --SERVICE MARK--              Semiannual Report to Shareholders o June 30, 2009

                               [MOUNTAIN GRAPHIC]

 2   Fund Performance
 3   Letters to Shareholders
 4   Schedule of Investments
 5   Financial Statements
 8   Notes to Financial Statements
13   Financial Highlights
14   Fund Expenses
15   Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS

FUND VS. INDEXES                                                                          As of 6/30/09, including maximum
                                                                                          applicable sales charges
Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   CLASS A SHARES
sales charges, which would have reduced performance.                                      Inception (10/31/05)                -3.10%
                                                                                           1 Year                            -31.90
Class A Shares                                                                   12.52%   CLASS B SHARES
Class B Shares                                                                   12.13    Inception (10/31/05)                -2.97%
Class C Shares                                                                   12.13     1 Year                            -31.55
Class R Shares                                                                   12.44    CLASS C SHARES
Class Y Shares                                                                   12.65    Inception (10/31/05)                -2.32%
MSCI EAFE Index(Triangle) (Broad Market/Style-Specific Index)                     7.95     1 Year                            -29.09
Lipper International Multi-Cap Core Funds Index(Triangle) (Peer Group Index)      8.13    CLASS R SHARES
                                                                                          Inception (10/31/05)                -1.83%
(Triangle) Lipper Inc.                                                                     1 Year                            -28.10
                                                                                          CLASS Y SHARES
The MSCI EAFE--REGISTERED TRADEMARK-- INDEX is a free float-adjusted market               Inception                           -1.53%
capitalization index that is designed to measure developed market equity performance,      1 Year                            -27.74
excluding the U.S. and Canada.                                                            ==========================================

   The LIPPER INTERNATIONAL MULTI-CAP CORE FUNDS INDEX is an equally weighted             CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
representation of the largest funds in the Lipper International Multi-Cap Core Funds      YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
category. These funds typically have an average price-to-cash flow ratio, price-to-book   HAVE A FRONT-END SALES CHARGE; RETURNS
ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup World   SHOWN ARE AT NET ASSET VALUE AND DO NOT
ex-U.S. BMI.                                                                              REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
                                                                                          ON A TOTAL REDEMPTION OF RETIREMENT PLAN
   The Fund is not managed to track the performance of any particular index, including    ASSETS WITHIN THE FIRST YEAR. CLASS Y
the indexes defined here, and consequently, the performance of the Fund may deviate       SHARES DO NOT HAVE A FRONT-END SALES
significantly from the performance of the indexes.                                        CHARGE OR A CDSC; THEREFORE, PERFORMANCE
                                                                                          IS AT NET ASSET VALUE.
   A direct investment cannot be made in an index. Unless otherwise indicated, index
results include reinvested dividends, and they do not reflect sales charges.                 THE PERFORMANCE OF THE FUND'S SHARE
Performance of the peer group reflects fund expenses; performance of a market index       CLASSES WILL DIFFER PRIMARILY DUE TO
does not.                                                                                 DIFFERENT SALES CHARGE STRUCTURES AND
=======================================================================================   CLASS EXPENSES.

CLASS Y SHARES' INCEPTION DATE IS OCTOBER    WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN      HAD THE ADVISOR NOT WAIVED FEES AND/OR
3, 2008; RETURNS SINCE THAT DATE ARE         OR LOSS WHEN YOU SELL SHARES.                REIMBURSED EXPENSES, PERFORMANCE WOULD
ACTUAL RETURNS. ALL OTHER RETURNS ARE                                                     HAVE BEEN LOWER.
BLENDED RETURNS OF ACTUAL CLASS Y SHARE         THE NET ANNUAL FUND OPERATING EXPENSE
PERFORMANCE AND RESTATED CLASS A SHARE       RATIO SET FORTH IN THE MOST RECENT FUND         A REDEMPTION FEE OF 2% WILL BE IMPOSED
PERFORMANCE (FOR PERIODS PRIOR TO THE        PROSPECTUS AS OF THE DATE OF THIS REPORT     ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
INCEPTION DATE OF CLASS Y SHARES) AT NET     FOR CLASS A, CLASS B, CLASS C, CLASS R AND   THE FUND WITHIN 31 DAYS OF PURCHASE.
ASSET VALUE. THE RESTATED CLASS A SHARE      CLASS Y SHARES WAS 1.42%, 2.17%, 2.17%,      EXCEPTIONS TO THE REDEMPTION FEE ARE
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     1.67% AND 1.17%, RESPECTIVELY.(1, 2) THE     LISTED IN THE FUND'S PROSPECTUS.
APPLICABLE TO CLASS A SHARES AS WELL AS      TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    SET FORTH IN THE MOST RECENT FUND            (1)Total annual operating expenses less
RECEIVED BY CLASS A SHARES. CLASS A          PROSPECTUS AS OF THE DATE OF THIS REPORT        any contractual fee waivers and/or
SHARES' INCEPTION DATE IS OCTOBER 31,        FOR CLASS A, CLASS B, CLASS C, CLASS R AND      expense reimbursements by the advisor
2005.                                        CLASS Y SHARES WAS 1.63%, 2.38%, 2.38%,         in effect through at least June 30,
                                             1.88% AND 1.38%, RESPECTIVELY.(2) THE           2010. See current prospectus for more
   THE PERFORMANCE DATA QUOTED REPRESENT     EXPENSE RATIOS PRESENTED ABOVE MAY VARY         information.
PAST PERFORMANCE AND CANNOT GUARANTEE        FROM THE EXPENSE RATIOS PRESENTED IN OTHER
COMPARABLE FUTURE RESULTS; CURRENT           SECTIONS OF THIS REPORT THAT ARE BASED ON    (2)The expense ratio includes acquired
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   EXPENSES INCURRED DURING THE PERIOD             fund fees and expenses of 0.98% for AIM
VISIT INVESCOAIM.COM FOR THE MOST RECENT     COVERED BY THIS REPORT.                         International Allocation Fund.
MONTH-END PERFORMANCE. PERFORMANCE FIGURES
REFLECT REINVESTED DISTRIBUTIONS, CHANGES       CLASS A SHARE PERFORMANCE REFLECTS THE
IN NET ASSET VALUE AND THE EFFECT OF THE     MAXIMUM 5.50% SALES CHARGE, AND CLASS B
MAXIMUM SALES CHARGE UNLESS OTHERWISE        AND CLASS C SHARE PERFORMANCE REFLECTS THE
STATED. PERFORMANCE FIGURES DO NOT REFLECT   APPLICABLE CONTINGENT DEFERRED SALES
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
ON FUND DISTRIBUTIONS OR SALE OF FUND        CDSC ON CLASS B SHARES DECLINES FROM 5%
SHARES. INVESTMENT RETURN AND PRINCIPAL      BEGINNING AT THE TIME OF PURCHASE TO 0% AT
VALUE                                        THE BEGINNING OF THE SEVENTH YEAR. THE


2 AIM INTERNATIONAL ALLOCATION FUND

                    Dear Fellow Shareholders:

                    In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon than a sprint.

  [CROCKETT            Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility
    PHOTO]          for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.

                       A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes shares held by the
 Bruce Crockett     Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market's decline.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under "Products & Performance/Investment
Advisory Agreement Renewals."

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                    Dear Shareholders:

                    The past year and a half has been unsettling for most of us. Market indexes declined sharply in 2008 before tentatively rebounding in the first half of 2009. While some "market experts" suggest we may be seeing the first
     [TAYLOR        signs of economic recovery, others remind us that much uncertainty remains.
      PHOTO]
                       Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk
  Philip Taylor     tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                       None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my market updates -- as well as other market and fund commentaries by Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


3 AIM INTERNATIONAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2009
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.72%(a)



                                                                                            CHANGE IN
                                 % OF                                                      UNREALIZED
                                  NET         VALUE        PURCHASES       PROCEEDS       APPRECIATION      REALIZED      DIVIDEND
                                ASSETS      12/31/08        AT COST       FROM SALES     (DEPRECIATION)    GAIN (LOSS)     INCOME
----------------------------------------------------------------------------------------------------------------------------------

FOREIGN EQUITY FUNDS-100.18%

AIM Developing Markets Fund       5.12%   $  7,609,303    $   233,474    $ (1,486,561)     $ 3,536,794    $   (589,425)   $     --
----------------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity
  Fund                           34.66%     66,750,808      1,912,733      (9,578,888)      12,307,295      (8,481,897)         --
----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund    22.77%     42,655,696      1,050,630      (6,513,961)       7,901,253      (3,752,088)         --
----------------------------------------------------------------------------------------------------------------------------------
AIM International Small
  Company Fund                   10.23%     14,121,100      2,262,141      (1,866,887)       7,035,160      (2,987,897)         --
----------------------------------------------------------------------------------------------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio-ETF                  27.40%     46,258,935      5,217,096      (4,292,245)       6,775,485      (4,227,772)    689,541
==================================================================================================================================
Total Foreign Equity Funds                 177,395,842     10,676,074     (23,738,542)      37,555,987     (20,039,079)    689,541
==================================================================================================================================



MONEY MARKET FUNDS-0.54%

Liquid Assets Portfolio           0.27%        290,128      4,447,779      (4,247,682)              --              --         893
----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                 0.27%        290,128      4,447,779      (4,247,682)              --              --         452
==================================================================================================================================
Total Money Market Funds                       580,256      8,895,558      (8,495,364)              --              --       1,345
==================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED MUTUAL FUNDS
  (Cost $279,617,258)           100.72%   $177,976,098    $19,571,632    $(32,233,906)     $37,555,987    $(20,039,079)   $690,886
==================================================================================================================================
OTHER ASSETS LESS LIABILITIES    (0.72)%
==================================================================================================================================
NET ASSETS                      100.00%
__________________________________________________________________________________________________________________________________
==================================================================================================================================

                                  SHARES         VALUE
                                 06/30/09      06/30/09
---------------------------------------------------------

FOREIGN EQUITY FUNDS-100.18%

AIM Developing Markets Fund       429,330    $  9,303,585
---------------------------------------------------------
AIM International Core Equity
  Fund                          7,029,056      62,910,051
---------------------------------------------------------
AIM International Growth Fund   1,978,064      41,341,530
---------------------------------------------------------
AIM International Small
  Company Fund                  1,530,389      18,563,617
---------------------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio-ETF                 4,347,159      49,731,499
=========================================================
Total Foreign Equity Funds                    181,850,282
=========================================================



MONEY MARKET FUNDS-0.54%

Liquid Assets Portfolio           490,225         490,225
---------------------------------------------------------
Premier Portfolio                 490,225         490,225
=========================================================
Total Money Market Funds                          980,450
=========================================================
TOTAL INVESTMENTS IN
  AFFILIATED MUTUAL FUNDS
  (Cost $279,617,258)                        $182,830,732
=========================================================
OTHER ASSETS LESS LIABILITIES                  (1,302,317)
=========================================================
NET ASSETS                                   $181,528,415
_________________________________________________________
=========================================================




Investment Abbreviations:

ETF  - Exchange-Traded Fund


Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.

PORTFOLIO COMPOSITION

By asset class, based on Net Assets
as of June 30, 2009



                                                                                 % OF TOTAL
                                                                                 NET ASSETS
                                                                      TARGET        AS OF
ASSET CLASS                                                         ALLOCATION    06/30/09
-------------------------------------------------------------------------------------------
Emerging Markets                                                        5.00%        5.12%
-------------------------------------------------------------------------------------------
International/Global Blend                                             35.00        34.66
-------------------------------------------------------------------------------------------
International/Global Growth                                            32.50        33.00
-------------------------------------------------------------------------------------------
International/Global Value                                             27.50        27.40
-------------------------------------------------------------------------------------------
Cash Equivalents Plus Other Assets Less Liabilities                      n/a        (0.18)
___________________________________________________________________________________________
===========================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM INTERNATIONAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments in affiliated underlying funds, at value (Cost
  $279,617,258)                                                     $182,830,732
--------------------------------------------------------------------------------
Receivables for:
  Investments sold -- affiliated underlying funds                        105,310
--------------------------------------------------------------------------------
  Fund shares sold                                                       317,845
--------------------------------------------------------------------------------
  Dividends                                                                  415
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          4,998
--------------------------------------------------------------------------------
Other assets                                                              25,153
================================================================================
     Total assets                                                    183,284,453
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased -- affiliated underlying funds                   453,283
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 394,027
--------------------------------------------------------------------------------
  Amount due custodian                                                   582,766
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             220,818
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        88,875
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        16,269
================================================================================
     Total liabilities                                                 1,756,038
================================================================================
Net assets applicable to shares outstanding                         $181,528,415
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $334,009,877
--------------------------------------------------------------------------------
Undistributed net investment income                                    4,386,378
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (60,081,315)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (96,786,525)
================================================================================
                                                                    $181,528,415
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $122,566,930
________________________________________________________________________________
================================================================================
Class B                                                             $ 17,319,902
________________________________________________________________________________
================================================================================
Class C                                                             $ 35,061,284
________________________________________________________________________________
================================================================================
Class R                                                             $  3,195,098
________________________________________________________________________________
================================================================================
Class Y                                                             $  3,338,959
________________________________________________________________________________
================================================================================
Institutional Class                                                 $     46,242
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                               16,042,688
________________________________________________________________________________
================================================================================
Class B                                                                2,312,269
________________________________________________________________________________
================================================================================
Class C                                                                4,681,647
________________________________________________________________________________
================================================================================
Class R                                                                  421,169
________________________________________________________________________________
================================================================================
Class Y                                                                  436,043
________________________________________________________________________________
================================================================================
Institutional Class                                                        6,012
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       7.64
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $7.64 divided by 94.50%)                   $       8.08
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       7.49
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       7.49
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $       7.59
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       7.66
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       7.69
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM INTERNATIONAL ALLOCATION FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends from affiliated underlying funds                                               690,886
================================================================================================


EXPENSES:

Administrative services fees                                                              24,794
------------------------------------------------------------------------------------------------
Custodian fees                                                                             5,123
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                137,150
------------------------------------------------------------------------------------------------
  Class B                                                                                 78,202
------------------------------------------------------------------------------------------------
  Class C                                                                                158,643
------------------------------------------------------------------------------------------------
  Class R                                                                                  7,071
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                  338,510
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                          22
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 13,062
------------------------------------------------------------------------------------------------
Other                                                                                    108,595
================================================================================================
     Total expenses                                                                      871,172
================================================================================================
Less: Expenses reimbursed and expense offset arrangement(s)                             (345,822)
================================================================================================
     Net expenses                                                                        525,350
================================================================================================
Net investment income                                                                    165,536
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from investment securities (includes net gains (losses)
  from securities sold to affiliates of $(50,670))                                   (20,039,079)
================================================================================================
Change in net unrealized appreciation of affiliated underlying fund shares            37,555,987
================================================================================================
Net gain from affiliated underlying funds                                             17,516,908
================================================================================================
Net increase in net assets resulting from operations                                $ 17,682,444
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM INTERNATIONAL ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                            JUNE 30,       DECEMBER 31,
                                                                              2009             2008
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $    165,536    $   4,231,945
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                 (20,039,079)     (40,041,469)
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      37,555,987     (137,886,005)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations        17,682,444     (173,695,529)
=======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                           --          (92,456)
-------------------------------------------------------------------------------------------------------
  Class B                                                                           --          (13,473)
-------------------------------------------------------------------------------------------------------
  Class C                                                                           --          (27,397)
-------------------------------------------------------------------------------------------------------
  Class R                                                                           --           (2,137)
-------------------------------------------------------------------------------------------------------
  Class Y                                                                           --             (352)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                               --              (36)
=======================================================================================================
     Total distributions from net investment income                                 --         (135,851)
=======================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                           --      (17,228,267)
-------------------------------------------------------------------------------------------------------
  Class B                                                                           --       (2,553,180)
-------------------------------------------------------------------------------------------------------
  Class C                                                                           --       (5,213,581)
-------------------------------------------------------------------------------------------------------
  Class R                                                                           --         (402,844)
-------------------------------------------------------------------------------------------------------
  Class Y                                                                           --          (66,354)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                               --           (6,883)
=======================================================================================================
     Total distributions from net realized gains                                    --      (25,471,109)
=======================================================================================================
Share transactions-net:
  Class A                                                                  (10,517,555)     (24,375,722)
-------------------------------------------------------------------------------------------------------
  Class B                                                                   (1,845,092)      (3,270,970)
-------------------------------------------------------------------------------------------------------
  Class C                                                                   (3,825,146)     (12,354,446)
-------------------------------------------------------------------------------------------------------
  Class R                                                                      (93,153)       1,375,328
-------------------------------------------------------------------------------------------------------
  Class Y                                                                    2,632,224          668,077
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (9,616)          43,261
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                        (13,658,338)     (37,914,472)
=======================================================================================================
     Net increase (decrease) in net assets                                   4,024,106     (237,216,961)
=======================================================================================================


NET ASSETS:

  Beginning of period                                                      177,504,309      414,721,270
=======================================================================================================
  End of period (includes undistributed net investment income of
     $4,386,378 and $4,220,842, respectively)                             $181,528,415    $ 177,504,309
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM INTERNATIONAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Allocation Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is to provide long-term growth of capital. The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). The Advisor may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

        Securities in the underlying funds, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.


8        AIM INTERNATIONAL ALLOCATION FUND

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

        Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco Aim indirectly as a shareholder of the underlying funds.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through June 30, 2009, Invesco Aim had contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding 12b-1 plan payments and certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.18% of average daily net assets, respectively. Effective July 1, 2009, the Invesco Aim has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.43%, 1.18%, 1.18%, 0.68%, 0.18% and 0.18% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor's obligation to

9        AIM INTERNATIONAL ALLOCATION FUND
reimburse expenses, the following expenses are not taken into account, and will cause net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vi) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  For the six months ended June 30, 2009, the Advisor reimbursed Fund level expenses of $2,704 and reimbursed class level expenses of $228,031, $32,506, $65,941, $5,878, $2,811 and $22 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2009, IADI advised the Fund that IADI retained $17,369 in front-end sales commissions from the sale of Class A shares and $0, $17,167, $1,844 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                                                                      LEVEL 1       LEVEL 2     LEVEL 3         TOTAL
------------------------------------------------------------------------------------------------------------------------
Equity Securities                                                  $182,830,732       $--         $--       $182,830,732
________________________________________________________________________________________________________________________
========================================================================================================================





10        AIM INTERNATIONAL ALLOCATION FUND

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2009, the Fund engaged in securities sales of $47,934, which resulted in net realized gains (losses) of $(50,670).

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $7,929.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,641 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                  $27,122,541
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $10,676,074 and $23,738,542, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $      59,554
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (103,856,793)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $(103,797,239)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $286,627,971.




11        AIM INTERNATIONAL ALLOCATION FUND

NOTE 10--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2009(a)                DECEMBER 31, 2008
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,821,111     $ 12,475,440      4,812,618     $  56,468,493
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       197,003        1,341,542        599,399         7,202,275
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       264,396        1,760,132      1,061,973        12,135,201
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        69,220          447,035        176,502         2,015,562
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                    391,019        2,824,736         63,427           623,129
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --          4,531            60,500
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --               --      2,322,577        15,910,747
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --        339,458         2,287,860
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --        661,912         4,460,957
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                            --               --         59,289           403,757
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                            --               --          7,189            49,443
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --          1,004             6,920
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       140,677          913,884        308,243         3,379,234
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (143,220)        (913,884)      (311,404)       (3,379,234)
=========================================================================================================================
Reacquired:(c)
  Class A(b)                                                 (3,711,449)     (23,906,879)    (9,456,798)     (100,134,196)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (370,084)      (2,272,750)      (877,428)       (9,381,871)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (906,741)      (5,585,278)    (2,792,960)      (28,950,604)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (89,223)        (540,188)       (92,918)       (1,043,991)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (25,189)        (192,512)          (403)           (4,495)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (1,287)          (9,616)        (2,777)          (24,159)
=========================================================================================================================
     Net increase (decrease) in share activity               (2,363,767)    $(13,658,338)    (3,116,566)    $ (37,914,472)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class into Class Y shares of the Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      62,197      $ 611,394
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (62,197)      (611,394)
     --------------------------------------------------------------------------------------------------



(c) Net of redemption fees of $2,235 and $22,953 for the six months ended June 30, 2009 and the year ended December 31, 2008, respectively.


12        AIM INTERNATIONAL ALLOCATION FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                     NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL       VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  OF PERIOD(b)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 6.79     $ 0.01        $ 0.84       $ 0.85      $   --        $   --         $   --        $ 7.64
Year ended 12/31/08           14.14       0.18         (6.43)       (6.25)      (0.01)        (1.09)         (1.10)         6.79
Year ended 12/31/07           13.29       0.32          1.05         1.37       (0.26)        (0.26)         (0.52)        14.14
Year ended 12/31/06           10.71       0.42          2.41         2.83       (0.23)        (0.02)         (0.25)        13.29
Year ended 12/31/05(g)        10.12       0.32          0.47         0.79       (0.20)           --          (0.20)        10.71
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      6.68      (0.01)         0.82         0.81          --            --             --          7.49
Year ended 12/31/08           14.06       0.09         (6.37)       (6.28)      (0.01)        (1.09)         (1.10)         6.68
Year ended 12/31/07           13.23       0.21          1.05         1.26       (0.17)        (0.26)         (0.43)        14.06
Year ended 12/31/06           10.70       0.32          2.41         2.73       (0.18)        (0.02)         (0.20)        13.23
Year ended 12/31/05(g)        10.12       0.31          0.46         0.77       (0.19)           --          (0.19)        10.70
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      6.68      (0.01)         0.82         0.81          --            --             --          7.49
Year ended 12/31/08           14.05       0.09         (6.36)       (6.27)      (0.01)        (1.09)         (1.10)         6.68
Year ended 12/31/07           13.23       0.21          1.04         1.25       (0.17)        (0.26)         (0.43)        14.05
Year ended 12/31/06           10.70       0.32          2.41         2.73       (0.18)        (0.02)         (0.20)        13.23
Year ended 12/31/05(g)        10.12       0.31          0.46         0.77       (0.19)           --          (0.19)        10.70
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      6.75       0.01          0.83         0.84          --            --             --          7.59
Year ended 12/31/08           14.12       0.15         (6.42)       (6.27)      (0.01)        (1.09)         (1.10)         6.75
Year ended 12/31/07           13.27       0.29          1.05         1.34       (0.23)        (0.26)         (0.49)        14.12
Year ended 12/31/06           10.71       0.39          2.40         2.79       (0.21)        (0.02)         (0.23)        13.27
Year ended 12/31/05(g)        10.12       0.32          0.46         0.78       (0.19)           --          (0.19)        10.71
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      6.80       0.02          0.84         0.86          --            --             --          7.66
Year ended 12/31/08(g)         9.83       0.03         (1.96)       (1.93)      (0.01)        (1.09)         (1.10)         6.80
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      6.83       0.02          0.84         0.86          --            --             --          7.69
Year ended 12/31/08           14.17       0.21         (6.45)       (6.24)      (0.01)        (1.09)         (1.10)         6.83
Year ended 12/31/07           13.31       0.36          1.05         1.41       (0.29)        (0.26)         (0.55)        14.17
Year ended 12/31/06           10.72       0.44          2.41         2.85       (0.24)        (0.02)         (0.26)        13.31
Year ended 12/31/05(g)        10.12       0.32          0.48         0.80       (0.20)           --          (0.20)        10.72
___________________________________________________________________________________________________________________________________
===================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(c)  (000S OMITTED)     ABSORBED(d)        ABSORBED       NET ASSETS   TURNOVER(e)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09     12.52%     $122,567           0.44%(f)          0.86%(f)        0.42%(f)        6%
Year ended 12/31/08          (44.27)      120,847           0.44              0.65            1.56           38
Year ended 12/31/07           10.37       280,140           0.44              0.60            2.25            2
Year ended 12/31/06           26.42       129,474           0.44              0.84            3.36            2
Year ended 12/31/05(g)         7.78         5,848           0.43(h)           7.30(h)        17.87(h)       0.3
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09     12.13        17,320           1.19(f)           1.61(f)        (0.33)(f)        6
Year ended 12/31/08          (44.74)       17,571           1.19              1.40            0.81           38
Year ended 12/31/07            9.61        40,466           1.19              1.34            1.50            2
Year ended 12/31/06           25.50        21,839           1.19              1.59            2.61            2
Year ended 12/31/05(g)         7.65         1,430           1.18(h)           8.05(h)        17.12(h)       0.3
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09     12.13        35,061           1.19(f)           1.61(f)        (0.33)(f)        6
Year ended 12/31/08          (44.70)       35,579           1.19              1.40            0.81           38
Year ended 12/31/07            9.53        89,841           1.19              1.35            1.50            2
Year ended 12/31/06           25.50        39,826           1.19              1.59            2.61            2
Year ended 12/31/05(g)         7.65         1,937           1.18(h)           8.05(h)        17.12(h)       0.3
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09     12.44         3,195           0.69(f)           1.11(f)         0.17(f)         6
Year ended 12/31/08          (44.48)        2,980           0.69              0.90            1.31           38
Year ended 12/31/07           10.16         4,211           0.69              0.85            2.00            2
Year ended 12/31/06           26.07         1,071           0.69              1.09            3.11            2
Year ended 12/31/05(g)         7.77            74           0.68(h)           7.55(h)        17.62(h)       0.3
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09     12.65         3,339           0.19(f)           0.61(f)         0.67(f)         6
Year ended 12/31/08(g)       (19.74)          477           0.19(h)           0.64((h)        1.81((h)       38
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09     12.59            46           0.19(f)           0.28(f)         0.67(f)         6
Year ended 12/31/08          (44.11)           50           0.15              0.15            1.85           38
Year ended 12/31/07           10.66            64           0.17              0.17            2.52            2
Year ended 12/31/06           26.64            69           0.18              0.34            3.62            2
Year ended 12/31/05(g)         7.90            55           0.18(h)           6.92(h)        18.12(h)       0.3
___________________________________________________________________________________________________________________
===================================================================================================================



(a)   Calculated using average shares outstanding.
(b) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return. Estimated acquired fund fees from underlying funds were 0.98%, 096%, 1.01% and 1.15% for the years ended December 31, 2008, December 31, 2007, December 31, 2006, and December 31, 2005, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f) Ratios are annualized and based on average daily net assets (000's omitted) of $110,630, $15,770, $31,991, $2,852, $1,364 and $48 for Class
      A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(g) Commencement date of October 31, 2005 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(h)   Annualized.


13        AIM INTERNATIONAL ALLOCATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,125.20       $2.32       $1,022.61       $2.21        0.44%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,121.30        6.26        1,018.89        5.96        1.19
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,121.30        6.26        1,018.89        5.96        1.19
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,124.40        3.63        1,021.37        3.46        0.69
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,126.50        1.00        1,023.85        0.95        0.19
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


14        AIM INTERNATIONAL ALLOCATION FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     formance, investment objective(s),           considered all of the information provided
Growth Series is required under the          policies, strategies and limitations of      to them, including information provided at
Investment Company Act of 1940 to approve    these funds.                                 their meetings throughout the year as part
annually the renewal of the AIM                                                           of their ongoing oversight of the Fund,
International Allocation Fund (the Fund)        In addition to their meetings             and did not identify any particular factor
investment advisory agreement with Invesco   throughout the year, the Sub-Committees      that was controlling. Each Trustee may
Aim Advisors, Inc. (Invesco Aim) and the     meet at designated contract renewal          have evaluated the information provided
Master Intergroup Sub-Advisory Contract      meetings each year to conduct an in-depth    differently from another Trustee and
for Mutual Funds (the sub-advisory           review of the performance, fees, expenses    attributed different weight to the various
contracts) with Invesco Asset Management     and other matters related to their           factors. The Trustees recognized that the
Deutschland GmbH, Invesco Asset Management   assigned funds. During the contract          advisory arrangements and resulting
Limited, Invesco Asset Management (Japan)    renewal process, the Trustees receive        advisory fees for the Fund and the other
Limited, Invesco Australia Limited,          comparative performance and fee data         AIM Funds are the result of years of
Invesco Global Asset Management (N.A.),      regarding the AIM Funds prepared by an       review and negotiation between the
Inc., Invesco Hong Kong Limited, Invesco     independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Institutional (N.A.), Inc., Invesco Senior   (Lipper), under the direction and            Trustees may focus to a greater extent on
Secured Management, Inc. and Invesco         supervision of the Senior Officer who also   certain aspects of these arrangements in
Trimark Ltd. (collectively, the Affiliated   prepares a separate analysis of this         some years than in others, and that the
Sub-Advisers). During contract renewal       information for the Trustees. Each           Trustees' deliberations and conclusions in
meetings held on June 16-17, 2009, the       Sub-Committee then makes recommendations     a particular year may be based in part on
Board as a whole, and the disinterested or   to the Investments Committee regarding the   their deliberations and conclusions
"independent" Trustees voting separately,    fees and expenses of their assigned funds.   regarding these same arrangements
approved the continuance of the Fund's       The Investments Committee considers each     throughout the year and in prior years.
investment advisory agreement and the        Sub-Committee's recommendations and makes
sub-advisory contracts for another year,     its own recommendations regarding the fees      The discussion below serves as a
effective July 1, 2009. In doing so, the     and expenses of the AIM Funds to the full    summary of the Senior Officer's
Board determined that the Fund's             Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts are in the best       recommendations in making its annual         agreement as well as a discussion of the
interests of the Fund and its shareholders   recommendation to the Board whether to       material factors and related conclusions
and that the compensation to Invesco Aim     approve the continuance of each AIM Fund's   that formed the basis for the Board's
and the Affiliated Sub-Advisers under the    investment advisory agreement and            approval of the Fund's investment advisory
Fund's investment advisory agreement and     sub-advisory contracts for another year.     agreement and sub-advisory contracts.
sub-advisory contracts is fair and                                                        Unless otherwise stated, information set
reasonable.                                     The independent Trustees met separately   forth below is as of June 17, 2009, and
                                             during their evaluation of the Fund's        does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          investment advisory agreement and            occurred since that date, including but
                                             sub-advisory contracts with independent      not limited to changes to the Fund's
The Board's Investments Committee has        legal counsel. The independent Trustees      performance, advisory fees, expense
established three Sub-Committees that are    were also assisted in their annual           limitations and/or fee waivers.
responsible for overseeing the management    evaluation of the Fund's investment
of a number of the series portfolios of      advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
the AIM Funds. This Sub-Committee            One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
structure permits the Trustees to focus on   is to manage the process by which the AIM
the performance of the AIM Funds that have   Funds' proposed management fees are             A. Nature, Extent and Quality of
been assigned to them. The Sub-Committees    negotiated during the annual contract              Services Provided by Invesco Aim
meet throughout the year to review the       renewal process to ensure that they are
performance of their assigned funds, and     negotiated in a manner that is at arms'      The Board reviewed the advisory
the Sub-Committees review monthly and        length and reasonable. Accordingly, the      services provided to the Fund by Invesco
quarterly comparative performance            Senior Officer must either supervise a       Aim under the Fund's investment advisory
information and periodic asset flow data     competitive bidding process or prepare an    agreement, the performance of Invesco Aim
for their assigned funds. These materials    independent written evaluation. The Senior   in providing these services, and the
are prepared under the direction and         Officer recommended that an independent      credentials and experience of the officers
supervision of the independent Senior        written evaluation be provided and, at the   and employees of Invesco Aim who provide
Officer, an officer of the AIM Funds who     direction of the Board, prepared an          these services. The Board's review of the
reports directly to the independent          independent written evaluation.              qualifications of Invesco Aim to provide
Trustees. Over the course of each year,                                                   these services included the Board's
the Sub-Committees meet with portfolio          During the annual contract renewal        consideration of Invesco Aim's portfolio
managers for their assigned funds and        process, the Board considered the factors    and product review process, various back
other members of management and review       discussed below in evaluating the fairness   office support functions provided by
with these individuals the per-              and reasonableness of the Fund's             Invesco Aim and its affiliates, and
                                             investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory contracts. The Board            trading operations. The


15 AIM INTERNATIONAL ALLOCATION FUND                                   continued

Board concluded that the nature, extent      the sub-advisory contracts benefit the       of services and fees under advisory
and quality of the advisory services         Fund and its shareholders by permitting      contracts with other funds or products
provided to the Fund by Invesco Aim are      Invesco Aim to utilize the additional        advised by Invesco Aim and its affiliates.
appropriate and that Invesco Aim currently   resources and talent of the Affiliated
is providing satisfactory advisory           Sub-Advisers in managing the Fund.              The Board noted that Invesco Aim has
services in accordance with the terms of                                                  contractually agreed to waive fees and/or
the Fund's investment advisory agreement.       C. Fund Performance                       limit expenses of the Fund through at
In addition, based on their ongoing                                                       least June 30, 2010 in an amount necessary
meetings throughout the year with the        The Board considered fund performance as a   to limit total annual operating expenses
Fund's portfolio manager or managers, the    relevant factor in considering whether to    to a specified percentage of average daily
Board concluded that these individuals are   approve the investment advisory agreement.   net assets for each class of the Fund. The
competent and able to continue to carry      The Board did not view fund performance as   Board considered the effect this expense
out their responsibilities under the         a relevant factor in considering whether     limitation would have on the Fund's
Fund's investment advisory agreement.        to approve the sub-advisory contracts for    estimated total expenses.
                                             the Fund, as no Affiliated Sub-Adviser
   In determining whether to continue the    currently manages assets of the Fund.           E. Economies of Scale and Breakpoints
Fund's investment advisory agreement, the
Board considered the prior relationship         The Board noted that the Fund             The Board noted that Invesco Aim does not
between Invesco Aim and the Fund, as well    recently began operations and that only      charge the Fund any advisory fees pursuant
as the Board's knowledge of Invesco Aim's    three calendar years of comparative          to the Fund's investment advisory
operations, and concluded that it is         performance was available. The Board         agreement, although the underlying funds
beneficial to maintain the current           compared the Fund's performance during the   in which the Fund invests pay Invesco Aim
relationship, in part, because of such       past three calendar years to the             advisory fees. The Board also noted that
knowledge. The Board also considered the     performance of all funds in the Lipper       the Fund shares directly in economies of
steps that Invesco Aim and its affiliates    performance universe that are not managed    scale through lower fees charged by third
continue to take to improve the quality      by Invesco Aim or an Affiliated              party service providers based on the
and efficiency of the services they          Sub-Adviser and against the Lipper           combined size of all of the AIM Funds and
provide to the AIM Funds in the areas of     International Multi-Cap Core Funds Index.    affiliates.
investment performance, product line         The Board noted that the Fund's
diversification, distribution, fund          performance was in the fourth quintile of       F. Profitability and Financial
operations, shareholder services and         its performance universe for the one and           Resources
compliance. The Board concluded that the     three year periods (the first quintile
quality and efficiency of the services       being the best performing funds and the      The Board reviewed information from
Invesco Aim and its affiliates provide to    fifth quintile being the worst performing    Invesco Aim concerning the costs of the
the AIM Funds in each of these areas         funds). The Board noted that the Fund's      advisory and other services that Invesco
support the Board's approval of the          performance was below the performance of     Aim and its affiliates provide to the Fund
continuance of the Fund's investment         the Index for the one and three year         and the profitability of Invesco Aim and
advisory agreement.                          periods. Although the independent written    its affiliates in providing these
                                             evaluation of the Fund's Senior Officer      services. The Board also reviewed
   B. Nature, Extent and Quality of          only considered Fund performance through     information concerning the financial
      Services Provided by Affiliated        the most recent calendar year, the Board     condition of Invesco Aim and its
      Sub-Advisers                           also reviewed more recent Fund performance   affiliates. The Board reviewed with
                                             and this review did not change their         Invesco Aim the methodology used to
The Board reviewed the services provided     conclusions. The Board noted that, in        prepare the profitability information. The
by the Affiliated Sub-Advisers under the     response to the Board's focus on fund        Board considered the overall profitability
sub-advisory contracts and the credentials   performance, Invesco Aim has taken a         of Invesco Ltd., the ultimate parent of
and experience of the officers and           number of actions intended to improve the    Invesco Aim and the Affiliated
employees of the Affiliated Sub-Advisers     investment process for the funds.            Sub-Advisers, and of Invesco Aim, as well
who provide these services. The Board                                                     as the profitability of Invesco Aim in
concluded that the nature, extent and           D. Advisory Fees and Fee Waivers          connection with managing the Fund. The
quality of the services provided by the                                                   Board noted that Invesco Aim continues to
Affiliated Sub-Advisers are appropriate.     The Board noted that the Fund is a fund of   operate at a net profit, although the
The Board noted that the Affiliated          funds and invests its assets in underlying   reduction of assets under management as a
Sub-Advisers, which have offices and         funds rather than directly in individual     result of market movements and the
personnel that are geographically            securities. The Board noted that Invesco     increase in voluntary fee waivers for
dispersed in financial centers around the    Aim does not charge the Fund any advisory    affiliated money market funds have reduced
world, can provide research and other        fees pursuant to the Fund's investment       the profitability of Invesco Aim and its
information and make recommendations on      advisory agreement, although the             affiliates. The Board concluded that the
the markets and economies of various         underlying funds in which the Fund invests   Fund's fees are fair and reasonable, and
countries and securities of companies        pay Invesco Aim advisory fees. Because       that the level of profits realized by
located in such countries or on various      Invesco Aim does not charge the Fund any     Invesco Aim and its affiliates from
types of investments and investment          advisory fees, the Board did not rely upon   providing services to the Fund is not
techniques. The Board concluded that         any comparison                               excessive in light of the nature, quality
                                                                                          and extent of the services provided. The
                                                                                          Board considered whether Invesco Aim is
                                                                                          financially sound and has the resources
                                                                                          necessary to perform its


16 AIM INTERNATIONAL ALLOCATION FUND                                   continued

obligations under the Fund's investment
advisory agreement, and concluded that
Invesco Aim has the financial resources
necessary to fulfill these obligations.
The Board also considered whether each
Affiliated Sub-Adviser is financially
sound and has the resources necessary to perform its obligations under the sub-advisory contracts, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

   G. Collateral Benefits to Invesco Aim
      and its Affiliates

The Board considered various other
benefits received by Invesco Aim and its affiliates resulting from Invesco Aim's relationship with the Fund, including the fees received by Invesco Aim and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The
Board considered the performance of
Invesco Aim and its affiliates in
providing these services and the
organizational structure employed by
Invesco Aim and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Aim and its affiliates are providing these services in a satisfactory manner and in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.

   The Board considered the benefits
realized by Invesco Aim as a result of
portfolio brokerage transactions executed through "soft dollar" arrangements.
Invesco Aim noted that the Fund does not execute brokerage transactions through
"soft dollar" arrangements to any
significant degree.


17 AIM INTERNATIONAL ALLOCATION FUND

Supplement to Semiannual Report dated 6/30/09

AIM INTERNATIONAL ALLOCATION FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 6/30/09                    not indicative of future results. More
The following information has been                                                        recent returns may be more or less than
prepared to provide Institutional Class      Inception (10/31/05)                -1.35%   those shown. All returns assume
shareholders with a performance overview      1 Year                            -27.74    reinvestment of distributions at NAV.
specific to their holdings. Institutional     6 Months*                          12.59    Investment return and principal value will
Class shares are offered exclusively to                                                   fluctuate so your shares, when redeemed,
institutional investors, including defined   *  Cumulative total return that has not      may be worth more or less than their
contribution plans that meet certain            been annualized                           original cost. See full report for
criteria.                                    ==========================================   information on comparative benchmarks.
                                                                                          Please consult your Fund prospectus for
                                             Institutional Class shares have no sales     more information. For the most current
                                             charge; therefore, performance is at net     month-end performance, please call 800 451
                                             asset value (NAV). Performance of            4246 or visit invescoaim.com.
                                             Institutional Class shares will differ
                                             from performance of other share classes      (1) Total annual operating expenses less
                                             primarily due to differing sales charges        any contractual fee waivers and/or
                                             and class expenses.                             expense reimbursements by the advisor
                                                                                             in effect through at least June 30,
                                                The total annual Fund operating expense      2010. See current prospectus for more
                                             ratio set forth in the most recent Fund         information.
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares    (2) The expense ratio includes acquired
                                             was 1.13%.(1, 2) The expense ratios             fund fees and expenses of the
                                             presented above may vary from the expense       underlying funds in which the Fund
                                             ratios presented in other sections of the       invests of 0.98% for AIM International
                                             actual report that are based on expenses        Allocation Fund.
                                             incurred during the period covered by the
                                             report.

                                                A redemption fee of 2% will be imposed
                                             on certain redemptions or exchanges out of
                                             the Fund within 31 days of purchase.
                                             Exceptions to the redemption fee are
                                             listed in the Fund's prospectus.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                    [INVESCO AIM LOGO]
                                                                                                        -- SERVICE MARK --
invescoaim.com   INTAL-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If indirect expenses were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,125.90       $1.00       $1,023.85       $0.95        0.19%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM INTERNATIONAL ALLOCATION FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
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Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after October 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by
Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
                                                                                                            [INVESCO AIM LOGO]
   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           --SERVICE MARK--
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and
Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional
(N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc.
Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.


                   invescoaim.com   INTAL-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM MID CAP CORE EQUITY FUND
-- SERVICE MARK --             Semiannual Report to Shareholders o June 30, 2009

                               [MOUNTAIN GRAPHIC]

 2   Fund Performance
 3   Letters to Shareholders
 4   Schedule of Investments
 7   Financial Statements
10   Notes to Financial Statements
16   Financial Highlights
17   Fund Expenses
18   Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09, including maximum
FUND VS. INDEXES                                                                          applicable sales charges

Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance      CLASS A SHARES
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   Inception (6/9/87)                  10.20%
sales charges, which would have reduced performance.                                      10 Years                             6.05
                                                                                           5 Years                             0.43
Class A Shares                                                                    8.07%    1 Year                            -21.70
Class B Shares                                                                    7.64
Class C Shares                                                                    7.66    CLASS B SHARES
Class R Shares                                                                    7.90    Inception (4/1/93)                   9.39%
Class Y Shares                                                                    8.20    10 Years                             6.07
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19     5 Years                             0.60
Russell Midcap Index(Triangle) (Style-Specific Index)                             9.96     1 Year                            -21.66
Lipper Mid-Cap Core Funds Index(Triangle) (Peer Group Index)                     10.18
                                                                                          CLASS C SHARES
(Triangle) Lipper Inc.                                                                    Inception (5/3/99)                   6.63%
                                                                                          10 Years                             5.90
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index        5 Years                             0.81
covering all major areas of the U.S. economy. It is not the 500 largest companies, but     1 Year                            -18.57
rather the most widely held 500 companies chosen with respect to market size,
liquidity, and their industry.                                                            CLASS R SHARES
                                                                                          10 Years                             6.45%
   The RUSSELL MIDCAP--REGISTERED TRADEMARK-- INDEX measures the performance of the 800    5 Years                             1.32
smallest companies in the Russell 1000--REGISTERED TRADEMARK-- Index, which represent      1 Year                            -17.39
approximately 30% of the total market capitalization of the Russell 1000 Index. The
Russell Midcap Index is a trademark/service mark of the Frank Russell Company.            CLASS Y SHARES
RUSSELL--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.              10 Years                             6.67%
                                                                                           5 Years                             1.60
   The LIPPER MID-CAP CORE FUNDS INDEX is an equally weighted representation of the        1 Year                            -17.04
largest funds in the Lipper Mid-Cap Core Funds category. These funds have an average      ==========================================
price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth
value, compared to the S&P MidCap 400 Index.                                              CLASS B, CLASS C, CLASS R AND CLASS Y
                                                                                          SHARES WAS 1.31%, 2.06%, 2.06%, 1.56% AND
   The Fund is not managed to track the performance of any particular index, including    1.06%, RESPECTIVELY. THE EXPENSE RATIOS
the indexes defined here, and consequently, the performance of the Fund may deviate       PRESENTED ABOVE MAY VARY FROM THE EXPENSE
significantly from the performance of the indexes.                                        RATIOS PRESENTED IN OTHER SECTIONS OF THIS
                                                                                          REPORT THAT ARE BASED ON EXPENSES INCURRED
   A direct investment cannot be made in an index. Unless otherwise indicated, index      DURING THE PERIOD COVERED BY THIS REPORT.
results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index          CLASS A SHARE PERFORMANCE REFLECTS THE
does not.                                                                                 MAXIMUM 5.50% SALES CHARGE, AND CLASS B
=======================================================================================   AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                                                                          APPLICABLE CONTINGENT DEFERRED SALES
CLASS R SHARES' INCEPTION DATE IS JUNE 3,    REPRESENT PAST PERFORMANCE AND CANNOT        CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
2002. RETURNS SINCE THAT DATE ARE            GUARANTEE COMPARABLE FUTURE RESULTS;         CDSC ON CLASS B SHARES DECLINES FROM 5%
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    CURRENT PERFORMANCE MAY BE LOWER OR          BEGINNING AT THE TIME OF PURCHASE TO 0% AT
BLENDED RETURNS OF HISTORICAL CLASS R        HIGHER. PLEASE VISIT INVESCOAIM.COM FOR      THE BEGINNING OF THE SEVENTH YEAR. THE
SHARE PERFORMANCE AND RESTATED CLASS A       THE MOST RECENT MONTH-END PERFORMANCE.       CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      PERFORMANCE FIGURES REFLECT REINVESTED       YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
THE INCEPTION DATE OF CLASS R SHARES) AT     DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    HAVE A FRONT-END SALES CHARGE; RETURNS
NET ASSET VALUE, ADJUSTED TO REFLECT THE     AND THE EFFECT OF THE MAXIMUM SALES CHARGE   SHOWN ARE AT NET ASSET VALUE AND DO NOT
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   UNLESS OTHERWISE STATED. PERFORMANCE         REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
R SHARES. CLASS A SHARES' INCEPTION DATE     FIGURES DO NOT REFLECT DEDUCTION OF TAXES    ON A TOTAL REDEMPTION OF RETIREMENT PLAN
IS JUNE 9, 1987.                             A SHAREHOLDER WOULD PAY ON FUND              ASSETS WITHIN THE FIRST YEAR. CLASS Y
                                             DISTRIBUTIONS OR SALE OF FUND SHARES.        SHARES DO NOT HAVE A FRONT-END SALES
   CLASS Y SHARES' INCEPTION DATE IS         INVESTMENT RETURN AND PRINCIPAL VALUE WILL   CHARGE OR A CDSC; THEREFORE, PERFORMANCE
OCTOBER 3, 2008; RETURNS SINCE THAT DATE     FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     IS AT NET ASSET VALUE.
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE    LOSS WHEN YOU SELL SHARES.
BLENDED RETURNS OF ACTUAL CLASS Y SHARE                                                      THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE AND RESTATED CLASS A SHARE          THE NET ANNUAL FUND OPERATING EXPENSE     CLASSES WILL DIFFER PRIMARILY DUE TO
PERFORMANCE (FOR PERIODS PRIOR TO THE        RATIO SET FORTH IN THE MOST RECENT FUND      DIFFERENT SALES CHARGE STRUCTURES AND
INCEPTION DATE OF CLASS Y SHARES) AT NET     PROSPECTUS AS OF THE DATE OF THIS REPORT     CLASS EXPENSES.
ASSET VALUE. THE RESTATED CLASS A SHARE      FOR CLASS A, CLASS B, CLASS C, CLASS R AND
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     CLASS Y SHARES WAS 1.28%, 2.03%, 2.03%,      (1) Total annual operating expenses less
APPLICABLE TO CLASS A SHARES AS WELL AS      1.53% AND 1.03%, RESPECTIVELY.(1) THE            any contractual fee waivers and/or
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    TOTAL ANNUAL FUND OPERATING EXPENSE RATIO        expense reimbursements by the advisor
RECEIVED BY CLASS A SHARES. CLASS A          SET FORTH IN THE MOST RECENT FUND                in effect through at least June 30,
SHARES' INCEPTION DATE IS JUNE 9, 1987.      PROSPECTUS AS OF THE DATE OF THIS REPORT         2010. See current prospectus for more
                                             FOR CLASS A,                                     information.
   THE PERFORMANCE DATA QUOTED


2 AIM MID CAP CORE EQUITY FUND

                    Dear Fellow Shareholders:

                    In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon
  [CROCKETT         than a sprint.
    PHOTO]
                       Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.

                       A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes shares held by the
 Bruce Crockett     Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market's decline.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under "Products & Performance/Investment
Advisory Agreement Renewals."

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                    Dear Shareholders:

                    The past year and a half has been unsettling for most of us. Market indexes declined sharply in 2008 before tentatively rebounding in the first half of 2009. While some "market experts" suggest we may be seeing the first
     [TAYLOR        signs of economic recovery, others remind us that much uncertainty remains.
      PHOTO]
                       Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk
  Philip Taylor     tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                       None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my market updates -- as well as other market and fund commentaries by Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


3 AIM MID CAP CORE EQUITY FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                        SHARES           VALUE
----------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-78.24%

AEROSPACE & DEFENSE-3.46%

Goodrich Corp.                                           354,402    $   17,709,468
----------------------------------------------------------------------------------
ITT Corp.                                                339,926        15,126,707
----------------------------------------------------------------------------------
Precision Castparts Corp.                                314,444        22,963,845
==================================================================================
                                                                        55,800,020
==================================================================================


APPLICATION SOFTWARE-0.90%

Adobe Systems Inc.(b)                                    515,500        14,588,650
==================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.36%

Legg Mason, Inc.(c)                                      900,550        21,955,409
==================================================================================


COMMUNICATIONS EQUIPMENT-3.69%

Juniper Networks, Inc.(b)                                626,500        14,785,400
----------------------------------------------------------------------------------
Motorola, Inc.(b)                                      3,557,330        23,585,098
----------------------------------------------------------------------------------
Polycom, Inc.(b)(c)                                    1,045,050        21,183,163
==================================================================================
                                                                        59,553,661
==================================================================================


COMPUTER STORAGE & PERIPHERALS-0.94%

NetApp, Inc.(b)                                          768,365        15,152,158
==================================================================================


CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS-0.37%

Joy Global Inc.(c)                                       167,431         5,980,635
==================================================================================


DISTRIBUTORS-1.04%

Genuine Parts Co.                                        502,083        16,849,906
==================================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-0.18%

Rockwell Automation, Inc.(c)                              91,642         2,943,541
==================================================================================


ELECTRONIC EQUIPMENT & INSTRUMENTS-1.29%

Agilent Technologies, Inc.(b)                          1,027,053        20,859,446
==================================================================================


ELECTRONIC MANUFACTURING SERVICES-0.98%

Molex Inc.(c)                                          1,014,977        15,782,892
==================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-1.77%

Republic Services, Inc.                                1,172,454        28,619,602
==================================================================================


FOOD RETAIL-1.73%

Safeway Inc.                                           1,370,404        27,915,130
==================================================================================


GAS UTILITIES-1.15%

UGI Corp.                                                726,728        18,524,297
==================================================================================


HEALTH CARE EQUIPMENT-5.77%

Boston Scientific Corp.(b)                             1,248,333        12,658,097
----------------------------------------------------------------------------------
Hospira, Inc.(b)                                         576,581        22,209,900
----------------------------------------------------------------------------------
Teleflex Inc.                                            315,800        14,157,314
----------------------------------------------------------------------------------
Varian Medical Systems, Inc.(b)(c)                       615,133        21,615,774
----------------------------------------------------------------------------------
Zimmer Holdings, Inc.(b)                                 529,131        22,540,980
==================================================================================
                                                                        93,182,065
==================================================================================


HEALTH CARE FACILITIES-0.55%

Rhoen-Klinikum AG (Germany)                              404,777         8,947,294
==================================================================================


HEALTH CARE SERVICES-1.88%

Laboratory Corp. of America Holdings(b)                  181,385        12,296,089
----------------------------------------------------------------------------------
Quest Diagnostics Inc.                                   319,152        18,009,748
==================================================================================
                                                                        30,305,837
==================================================================================


HEALTH CARE SUPPLIES-0.12%

Immucor, Inc.(b)                                         140,888         1,938,619
==================================================================================


HOUSEHOLD PRODUCTS-1.03%

Energizer Holdings, Inc.(b)(c)                           319,834        16,708,128
==================================================================================


INDUSTRIAL CONGLOMERATES-2.00%

Tyco International Ltd.                                1,241,436        32,252,507
==================================================================================


INDUSTRIAL GASES-1.03%

Air Products and Chemicals, Inc.                         256,823        16,588,198
==================================================================================


INDUSTRIAL MACHINERY-4.45%

Atlas Copco A.B.-Class A (Sweden)(c)                   1,785,940        17,868,768
----------------------------------------------------------------------------------
Danaher Corp.                                            319,237        19,709,693
----------------------------------------------------------------------------------
Pall Corp.                                               639,018        16,972,318
----------------------------------------------------------------------------------
Parker Hannifin Corp.                                    403,618        17,339,429
==================================================================================
                                                                        71,890,208
==================================================================================


INSURANCE BROKERS-0.72%

Marsh & McLennan Cos., Inc.                              579,413        11,663,584
==================================================================================


IT CONSULTING & OTHER SERVICES-1.58%

Amdocs Ltd.(b)                                         1,185,389        25,426,594
==================================================================================


LIFE SCIENCES TOOLS & SERVICES-5.29%

Pharmaceutical Product Development, Inc.                 930,552        21,607,417
----------------------------------------------------------------------------------
Techne Corp.                                             248,030        15,826,794
----------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(b)                        684,540        27,908,696
----------------------------------------------------------------------------------
Waters Corp.(b)(c)                                       388,757        20,009,323
==================================================================================
                                                                        85,352,230
==================================================================================


MULTI-SECTOR HOLDINGS-0.26%

PICO Holdings, Inc.(b)(c)                                147,829         4,242,692
==================================================================================


OFFICE ELECTRONICS-1.19%

Xerox Corp.                                            2,964,826        19,212,073
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM MID CAP CORE EQUITY FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
OFFICE SERVICES & SUPPLIES-0.71%

Pitney Bowes Inc.                                        524,573    $   11,503,886
==================================================================================


OIL & GAS DRILLING-0.78%

Helmerich & Payne, Inc.(c)                               405,319        12,512,198
==================================================================================


OIL & GAS EQUIPMENT & SERVICES-2.11%

BJ Services Co.(c)                                     1,670,422        22,767,852
----------------------------------------------------------------------------------
Dresser-Rand Group, Inc.(b)                              435,243        11,359,842
==================================================================================
                                                                        34,127,694
==================================================================================


OIL & GAS EXPLORATION & PRODUCTION-3.48%

Chesapeake Energy Corp.                                  368,012         7,297,678
----------------------------------------------------------------------------------
Newfield Exploration Co.(b)                              707,643        23,118,697
----------------------------------------------------------------------------------
Penn West Energy Trust (Canada)(c)                       593,068         7,549,755
----------------------------------------------------------------------------------
Pioneer Natural Resources Co.(c)                         253,300         6,459,150
----------------------------------------------------------------------------------
Southwestern Energy Co.(b)                               303,960        11,808,846
==================================================================================
                                                                        56,234,126
==================================================================================


OIL & GAS STORAGE & TRANSPORTATION-1.34%

Williams Cos., Inc. (The)                              1,389,903        21,696,386
==================================================================================


PACKAGED FOODS & MEATS-3.51%

Cadbury PLC (United Kingdom)                           3,890,324        33,226,550
----------------------------------------------------------------------------------
Del Monte Foods Co.                                      933,681         8,757,928
----------------------------------------------------------------------------------
Sara Lee Corp.                                         1,497,492        14,615,522
==================================================================================
                                                                        56,600,000
==================================================================================


PERSONAL PRODUCTS-0.84%

Avon Products, Inc.                                      523,662        13,500,006
==================================================================================


PHARMACEUTICALS-2.14%

Allergan, Inc.                                           484,406        23,048,038
----------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)         231,901        11,441,995
==================================================================================
                                                                        34,490,033
==================================================================================


PROPERTY & CASUALTY INSURANCE-3.19%

Axis Capital Holdings Ltd.                               871,896        22,826,237
----------------------------------------------------------------------------------
Progressive Corp. (The)(b)                             1,897,352        28,668,989
==================================================================================
                                                                        51,495,226
==================================================================================


REGIONAL BANKS-0.72%

PNC Financial Services Group, Inc.                       299,356        11,618,006
==================================================================================


SEMICONDUCTORS-3.27%

Linear Technology Corp.(c)                             1,050,245        24,523,221
----------------------------------------------------------------------------------
Microchip Technology Inc.(c)                             378,300         8,530,665
----------------------------------------------------------------------------------
Xilinx, Inc.                                             968,135        19,808,042
==================================================================================
                                                                        52,861,928
==================================================================================


SPECIALIZED FINANCE-2.03%

Moody's Corp.(c)                                       1,243,941        32,777,845
==================================================================================


SPECIALTY CHEMICALS-3.98%

International Flavors & Fragrances Inc.(c)               775,881        25,386,827
----------------------------------------------------------------------------------
Sigma-Aldrich Corp.(c)                                   783,127        38,811,774
==================================================================================
                                                                        64,198,601
==================================================================================


SYSTEMS SOFTWARE-2.78%

Symantec Corp.(b)                                      2,880,770        44,824,781
==================================================================================


THRIFTS & MORTGAGE FINANCE-2.63%

People's United Financial Inc.                         2,818,135        42,384,750
==================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $1,345,593,525)                                         1,263,060,842
==================================================================================



PREFERRED STOCKS-2.14%

HOUSEHOLD PRODUCTS-2.14%

Henkel AG & Co. KgaA (Germany)-Pfd. (Cost
  $43,693,429)(c)                                      1,108,673        34,627,652
==================================================================================



MONEY MARKET FUNDS-19.16%

Liquid Assets Portfolio-Institutional Class(d)       154,662,372       154,662,372
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)             154,662,372       154,662,372
==================================================================================
     Total Money Market Funds (Cost $309,324,744)                      309,324,744
==================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.54% (Cost $1,698,611,698)                                 1,607,013,238
==================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-8.19%

Liquid Assets Portfolio-Institutional Class (Cost
  $132,181,026)(d)(e)                                132,181,026       132,181,026
==================================================================================
TOTAL INVESTMENTS-107.73% (Cost $1,830,792,724)                      1,739,194,264
==================================================================================
OTHER ASSETS LESS LIABILITIES-(7.73)%                                 (124,809,176)
==================================================================================
NET ASSETS-100.00%                                                  $1,614,385,088
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at June 30, 2009.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM MID CAP CORE EQUITY FUND

(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Information Technology                                               16.6%
-------------------------------------------------------------------------
Health Care                                                          15.8
-------------------------------------------------------------------------
Industrials                                                          12.9
-------------------------------------------------------------------------
Financials                                                           10.9
-------------------------------------------------------------------------
Consumer Staples                                                      9.3
-------------------------------------------------------------------------
Energy                                                                7.7
-------------------------------------------------------------------------
Materials                                                             5.0
-------------------------------------------------------------------------
Utilities                                                             1.2
-------------------------------------------------------------------------
Consumer Discretionary                                                1.0
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                19.6
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM MID CAP CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $1,389,286,954)*                        $1,297,688,494
----------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        441,505,770
==================================================================================
     Total investments, at value (Cost $1,830,792,724)               1,739,194,264
==================================================================================
Receivables for:
  Investments sold                                                       7,602,474
----------------------------------------------------------------------------------
  Fund shares sold                                                      13,219,319
----------------------------------------------------------------------------------
  Dividends                                                              2,004,596
----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans           28,708
----------------------------------------------------------------------------------
Other assets                                                                56,397
==================================================================================
     Total assets                                                    1,762,105,758
__________________________________________________________________________________
==================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                  8,331,460
----------------------------------------------------------------------------------
  Fund shares reacquired                                                 5,325,382
----------------------------------------------------------------------------------
  Amount due custodian                                                       9,374
----------------------------------------------------------------------------------
  Foreign currency contracts outstanding                                    11,529
----------------------------------------------------------------------------------
  Collateral upon return of securities loaned                          132,181,026
----------------------------------------------------------------------------------
  Accrued fees to affiliates                                             1,395,708
----------------------------------------------------------------------------------
  Accrued other operating expenses                                         225,605
----------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         240,586
==================================================================================
     Total liabilities                                                 147,720,670
==================================================================================
Net assets applicable to shares outstanding                         $1,614,385,088
__________________________________________________________________________________
==================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $1,805,482,580
----------------------------------------------------------------------------------
Undistributed net investment income                                      5,605,731
----------------------------------------------------------------------------------
Undistributed net realized gain (loss)                                (105,093,049)
----------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                 (91,610,174)
==================================================================================
                                                                    $1,614,385,088
__________________________________________________________________________________
==================================================================================



NET ASSETS:

Class A                                                             $1,097,864,694
__________________________________________________________________________________
==================================================================================
Class B                                                             $  179,466,379
__________________________________________________________________________________
==================================================================================
Class C                                                             $  141,902,175
__________________________________________________________________________________
==================================================================================
Class R                                                             $   68,084,408
__________________________________________________________________________________
==================================================================================
Class Y                                                             $   41,723,308
__________________________________________________________________________________
==================================================================================
Institutional Class                                                 $   85,344,124
__________________________________________________________________________________
==================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                 63,072,293
__________________________________________________________________________________
==================================================================================
Class B                                                                 12,612,752
__________________________________________________________________________________
==================================================================================
Class C                                                                  9,993,957
__________________________________________________________________________________
==================================================================================
Class R                                                                  3,953,071
__________________________________________________________________________________
==================================================================================
Class Y                                                                  2,394,546
__________________________________________________________________________________
==================================================================================
Institutional Class                                                      4,724,156
__________________________________________________________________________________
==================================================================================
Class A:
  Net asset value per share                                         $        17.41
----------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $17.41 divided by 94.50%)                  $        18.42
__________________________________________________________________________________
==================================================================================
Class B:
  Net asset value and offering price per share                      $        14.23
__________________________________________________________________________________
==================================================================================
Class C:
  Net asset value and offering price per share                      $        14.20
__________________________________________________________________________________
==================================================================================
Class R:
  Net asset value and offering price per share                      $        17.22
__________________________________________________________________________________
==================================================================================
Class Y:
  Net asset value and offering price per share                      $        17.42
__________________________________________________________________________________
==================================================================================
Institutional Class:
  Net asset value and offering price per share                      $        18.07
__________________________________________________________________________________
==================================================================================



* At June 30, 2009, securities with an aggregate value of $127,847,712 were on loan to brokers.




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM MID CAP CORE EQUITY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $341,057)                            $ 12,496,431
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $456,837)                                                                         1,398,463
================================================================================================
     Total investment income                                                          13,894,894
================================================================================================


EXPENSES:

Advisory fees                                                                          4,797,360
------------------------------------------------------------------------------------------------
Administrative services fees                                                             181,924
------------------------------------------------------------------------------------------------
Custodian fees                                                                            31,503
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              1,153,599
------------------------------------------------------------------------------------------------
  Class B                                                                                891,307
------------------------------------------------------------------------------------------------
  Class C                                                                                595,081
------------------------------------------------------------------------------------------------
  Class R                                                                                136,848
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                2,100,550
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      29,718
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 33,474
------------------------------------------------------------------------------------------------
Other                                                                                    235,075
================================================================================================
     Total expenses                                                                   10,186,439
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (165,730)
================================================================================================
     Net expenses                                                                     10,020,709
================================================================================================
Net investment income                                                                  3,874,185
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (88,904,739)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      27,893
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                          (2,259,210)
================================================================================================
                                                                                     (91,136,056)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              200,965,940
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                        (183)
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                             852,938
================================================================================================
                                                                                     201,818,695
================================================================================================
Net realized and unrealized gain                                                     110,682,639
================================================================================================
Net increase in net assets resulting from operations                                $114,556,824
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM MID CAP CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,        DECEMBER 31,
                                                                               2009              2008
----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $    3,874,185    $    9,979,743
----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (91,136,056)       38,057,339
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       201,818,695      (557,534,401)
==========================================================================================================
     Net increase (decrease) in net assets resulting from operations         114,556,824      (509,497,319)
==========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                             --        (8,928,126)
----------------------------------------------------------------------------------------------------------
  Class B                                                                             --          (560,500)
----------------------------------------------------------------------------------------------------------
  Class C                                                                             --          (321,473)
----------------------------------------------------------------------------------------------------------
  Class R                                                                             --          (353,960)
----------------------------------------------------------------------------------------------------------
  Class Y                                                                             --           (23,660)
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                                 --          (937,859)
==========================================================================================================
     Total distributions from net investment income                                   --       (11,125,578)
==========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                             --       (41,466,896)
----------------------------------------------------------------------------------------------------------
  Class B                                                                             --       (11,714,333)
----------------------------------------------------------------------------------------------------------
  Class C                                                                             --        (6,717,400)
----------------------------------------------------------------------------------------------------------
  Class R                                                                             --        (2,386,017)
----------------------------------------------------------------------------------------------------------
  Class Y                                                                             --          (103,425)
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                                 --        (2,906,794)
==========================================================================================================
     Total distributions from net realized gains                                      --       (65,294,865)
==========================================================================================================
Share transactions-net:
  Class A                                                                    139,756,727       (21,402,821)
----------------------------------------------------------------------------------------------------------
  Class B                                                                    (29,829,876)      (95,424,066)
----------------------------------------------------------------------------------------------------------
  Class C                                                                     16,657,223       (12,165,695)
----------------------------------------------------------------------------------------------------------
  Class R                                                                     13,672,776           223,939
----------------------------------------------------------------------------------------------------------
  Class Y                                                                     35,923,233         2,872,013
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                         11,599,985        27,463,965
==========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          187,780,068       (98,432,665)
==========================================================================================================
     Net increase (decrease) in net assets                                   302,336,892      (684,350,427)
==========================================================================================================


NET ASSETS:

  Beginning of period                                                      1,312,048,196     1,996,398,623
==========================================================================================================
  End of period (includes undistributed net investment income of
     $5,605,731 and $1,731,546, respectively)                             $1,614,385,088    $1,312,048,196
__________________________________________________________________________________________________________
==========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM MID CAP CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Core Equity Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is to provide long-term growth of capital.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


10        AIM MID CAP CORE EQUITY FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

D. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

F. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events that may occur or become known after the period-end date and before the date the financial statements are available of issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period-end date for all other periods.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation.

11        AIM MID CAP CORE EQUITY FUND

      Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                           0.725%
-------------------------------------------------------------------
Next $500 million                                            0.70%
-------------------------------------------------------------------
Next $500 million                                            0.675%
-------------------------------------------------------------------
Over $1.5 billion                                            0.65%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75% of average daily net assets, respectively, through at least June 30, 2010. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $148,206.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $1,540.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.


12        AIM MID CAP CORE EQUITY FUND

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2009, IADI advised the Fund that IADI retained $99,069 in front-end sales commissions from the sale of Class A shares and $645, $44,650, $7,522 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                LEVEL 1          LEVEL 2       LEVEL 3          TOTAL
-------------------------------------------------------------------------------------------------------------------------
Equity Securities                                           $1,662,392,768     $76,801,496       $--       $1,739,194,264
=========================================================================================================================
Other Investments*                                                 (11,529)                       --              (11,529)
=========================================================================================================================
  Total Investments                                         $1,662,381,239     $76,801,496       $--       $1,739,182,735
_________________________________________________________________________________________________________________________
=========================================================================================================================



* Other Investments includes foreign currency contracts, which are included at unrealized appreciation/(depreciation).

NOTE 4--DERIVATIVE INVESTMENTS

Effective with the beginning of the Fund's fiscal year, the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.

                                                                                       VALUE
                                                                              ----------------------
RISK EXPOSURE/ DERIVATIVE TYPE                                                ASSETS     LIABILITIES
----------------------------------------------------------------------------------------------------
Currency risk                                                                   $--        $(11,529)
====================================================================================================
  Foreign Currency Contracts(a)
____________________________________________________________________________________________________
====================================================================================================



(a) Value is disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.


13        AIM MID CAP CORE EQUITY FUND

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2009

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                        LOCATION OF GAIN (LOSS) ON
                                                         STATEMENT OF OPERATIONS
                                                       ---------------------------
                                                       FOREIGN CURRENCY CONTRACTS*
----------------------------------------------------------------------------------
Realized Gain (Loss)
  Currency risk                                                $(2,259,210)
==================================================================================
Change in Unrealized Appreciation
  Currency risk                                                    852,938
==================================================================================
Total                                                          $(1,406,272)
__________________________________________________________________________________
==================================================================================



* The average value outstanding of foreign currency contracts during the period was $15,337,534.

FOREIGN CURRENCY CONTRACTS AT PERIOD-END

                                          OPEN FOREIGN CURRENCY CONTRACTS
-------------------------------------------------------------------------------------------------------------------
                                                CONTRACT TO                                            UNREALIZED
SETTLEMENT                       -----------------------------------------                            APPRECIATION
DATE                                  DELIVER                 RECEIVE                VALUE           (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------

9/04/09                           GBP  10,445,000         USD   17,167,820        $17,179,349           $ (11,529)
===================================================================================================================
  Total open foreign
     currency contracts                                                                                 $ (11,529)
===================================================================================================================





Currency Abbreviations:
GBP  - British Pound Sterling
USD  - U.S. Dollar


NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $15,984.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $3,080 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2008.


14        AIM MID CAP CORE EQUITY FUND

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $287,562,912 and $215,944,078, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $ 103,989,762
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (202,079,579)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $ (98,089,817)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,837,284,081.


NOTE 10--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                  JUNE 30, 2009(a)                 DECEMBER 31, 2008
                                                            ----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                   16,692,406     $ 267,110,441      14,208,613     $ 283,577,132
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      631,812         8,229,566       1,051,452        18,200,693
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                    2,453,754        32,272,223       1,913,785        32,502,457
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                    1,530,879        24,083,796       1,026,966        20,914,067
--------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                 2,410,813        38,588,297         143,594         2,848,921
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        1,977,672        33,080,463       1,837,004        40,091,580
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --                --       3,131,743        48,509,915
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                           --                --         932,941        11,860,287
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                           --                --         531,303         6,742,423
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                           --                --         178,240         2,735,974
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                           --                --           8,017           124,099
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --                --         235,204         3,770,322
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      981,091        15,670,734       1,806,010        38,743,173
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (1,198,300)      (15,670,734)     (2,290,580)      (38,743,173)
==========================================================================================================================
Reacquired:
  Class A(b)                                                (9,207,846)     (143,024,448)    (18,754,306)     (392,233,041)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (1,769,968)      (22,388,708)     (4,898,948)      (86,741,873)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,234,929)      (15,615,000)     (3,000,199)      (51,410,575)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (676,874)      (10,411,020)     (1,137,264)      (23,426,102)
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                     (162,109)       (2,665,064)         (5,769)         (101,007)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (1,294,353)      (21,480,478)       (780,522)      (16,397,937)
==========================================================================================================================
     Net increase (decrease) in share activity              11,134,048     $ 187,780,068      (3,862,716)    $ (98,432,665)
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

     CLASS                                                                       SHARES          AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                     123,854      $ 2,531,583
     ----------------------------------------------------------------------------------------------------
     Class A                                                                    (123,854)      (2,531,583)
     ____________________________________________________________________________________________________
     ====================================================================================================





15        AIM MID CAP CORE EQUITY FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $16.11     $ 0.06(c)     $ 1.24       $ 1.30      $   --        $   --         $   --       $17.41
Year ended 12/31/08           23.63       0.17(c)      (6.69)       (6.52)      (0.18)        (0.82)         (1.00)       16.11
Year ended 12/31/07           26.08       0.32          2.23         2.55       (0.36)        (4.64)         (5.00)       23.63
Year ended 12/31/06           28.57       0.25          2.97         3.22       (0.22)        (5.49)         (5.71)       26.08
Year ended 12/31/05           28.64       0.06(c)       2.08         2.14          --         (2.21)         (2.21)       28.57
Year ended 12/31/04           26.92      (0.01)(c)      3.71         3.70          --         (1.98)         (1.98)       28.64
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09     13.22      (0.00)(c)      1.01         1.01          --            --             --        14.23
Year ended 12/31/08           19.59       0.01(c)      (5.52)       (5.51)      (0.04)        (0.82)         (0.86)       13.22
Year ended 12/31/07           22.39       0.08          1.91         1.99       (0.15)        (4.64)         (4.79)       19.59
Year ended 12/31/06           25.23      (0.02)         2.67         2.65          --         (5.49)         (5.49)       22.39
Year ended 12/31/05           25.73      (0.14)(c)      1.85         1.71          --         (2.21)         (2.21)       25.23
Year ended 12/31/04           24.54      (0.19)(c)      3.36         3.17          --         (1.98)         (1.98)       25.73
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09     13.19      (0.00)(c)      1.01         1.01          --            --             --        14.20
Year ended 12/31/08           19.55       0.01(c)      (5.51)       (5.50)      (0.04)        (0.82)         (0.86)       13.19
Year ended 12/31/07           22.35       0.08          1.91         1.99       (0.15)        (4.64)         (4.79)       19.55
Year ended 12/31/06           25.20      (0.02)         2.66         2.64          --         (5.49)         (5.49)       22.35
Year ended 12/31/05           25.70      (0.14)(c)      1.85         1.71          --         (2.21)         (2.21)       25.20
Year ended 12/31/04           24.51      (0.19)(c)      3.36         3.17          --         (1.98)         (1.98)       25.70
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09     15.96       0.04(c)       1.22         1.26          --            --             --        17.22
Year ended 12/31/08           23.40       0.11(c)      (6.61)       (6.50)      (0.12)        (0.82)         (0.94)       15.96
Year ended 12/31/07           25.88       0.22          2.23         2.45       (0.29)        (4.64)         (4.93)       23.40
Year ended 12/31/06           28.38       0.14          2.98         3.12       (0.13)        (5.49)         (5.62)       25.88
Year ended 12/31/05           28.54      (0.01)(c)      2.06         2.05          --         (2.21)         (2.21)       28.38
Year ended 12/31/04           26.89      (0.07)(c)      3.70         3.63          --         (1.98)         (1.98)       28.54
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09     16.10       0.08(c)       1.24         1.32          --            --             --        17.42
Year ended 12/31/08(e)        20.44       0.04(c)      (3.37)       (3.33)      (0.19)        (0.82)         (1.01)       16.10
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09     16.67       0.10(c)       1.30         1.40          --            --             --        18.07
Year ended 12/31/08           24.44       0.26(c)      (6.95)       (6.69)      (0.26)        (0.82)         (1.08)       16.67
Year ended 12/31/07           26.82       0.43          2.30         2.73       (0.47)        (4.64)         (5.11)       24.44
Year ended 12/31/06           29.26       0.38          3.06         3.44       (0.40)        (5.48)         (5.88)       26.82
Year ended 12/31/05           29.15       0.20(c)       2.12         2.32          --         (2.21)         (2.21)       29.26
Year ended 12/31/04           27.23       0.14(c)       3.76         3.90          --         (1.98)         (1.98)       29.15
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09      8.07%    $1,097,865          1.33%(d)          1.35%(d)        0.72%(d)       19%
Year ended 12/31/08          (27.45)       879,531          1.25              1.28            0.79           60
Year ended 12/31/07            9.90      1,280,918          1.21              1.22            0.97           49
Year ended 12/31/06           11.11      1,556,658          1.28              1.28            0.65           51
Year ended 12/31/05            7.43      2,186,823          1.27              1.32            0.23           61
Year ended 12/31/04           13.82      2,552,041          1.30              1.40           (0.02)          56
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      7.64        179,466          2.08(d)           2.10(d)        (0.03)(d)       19
Year ended 12/31/08          (27.97)       197,599          2.00              2.03            0.04           60
Year ended 12/31/07            9.03        394,916          1.96              1.97            0.22           49
Year ended 12/31/06           10.32        492,311          2.03              2.03           (0.10)          51
Year ended 12/31/05            6.59        609,073          2.02              2.02           (0.52)          61
Year ended 12/31/04           13.00        702,361          2.04              2.05           (0.76)          56
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      7.66        141,902          2.08(d)           2.10(d)        (0.03)(d)       19
Year ended 12/31/08          (27.98)       115,735          2.00              2.03            0.04           60
Year ended 12/31/07            9.05        182,444          1.96              1.97            0.22           49
Year ended 12/31/06           10.29        219,435          2.03              2.03           (0.10)          51
Year ended 12/31/05            6.60        286,025          2.02              2.02           (0.52)          61
Year ended 12/31/04           13.01        324,873          2.04              2.05           (0.76)          56
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      7.90         68,084          1.58(d)           1.60(d)         0.47(d)        19
Year ended 12/31/08          (27.63)        49,456          1.50              1.53            0.54           60
Year ended 12/31/07            9.59         70,940          1.46              1.47            0.71           49
Year ended 12/31/06           10.83         72,308          1.53              1.53            0.40           51
Year ended 12/31/05            7.14         85,631          1.52              1.52           (0.02)          61
Year ended 12/31/04           13.57         61,303          1.54              1.55           (0.26)          56
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      8.20         41,723          1.08(d)           1.10(d)         0.97(d)        19
Year ended 12/31/08(e)       (16.12)         2,349          1.06(f)           1.09(f)         0.98(f)        60
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      8.40         85,344          0.83(d)           0.85(d)         1.22(d)        19
Year ended 12/31/08          (27.19)        67,379          0.85              0.88            1.19           60
Year ended 12/31/07           10.33         67,180          0.82              0.83            1.35           49
Year ended 12/31/06           11.62         75,000          0.82              0.82            1.10           51
Year ended 12/31/05            7.92         88,077          0.82              0.82            0.68           61
Year ended 12/31/04           14.40         51,579          0.80              0.81            0.48           56
___________________________________________________________________________________________________________________
===================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $930,527, $179,739, $120,003, $55,193, $17,152 and $75,052 for Class A,
     Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)  Commencement date of October 3, 2008.
(f)  Annualized.


16        AIM MID CAP CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,080.70       $ 6.86      $1,018.20       $ 6.66       1.33%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,076.40        10.71       1,014.48        10.39       2.08
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,076.60        10.71       1,014.48        10.39       2.08
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,079.00         8.14       1,016.96         7.90       1.58
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,082.00         5.58       1,019.44         5.41       1.08
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


17        AIM MID CAP CORE EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     formance, investment objective(s),           considered all of the information provided
Growth Series is required under the          policies, strategies and limitations of      to them, including information provided at
Investment Company Act of 1940 to approve    these funds.                                 their meetings throughout the year as part
annually the renewal of the AIM Mid Cap                                                   of their ongoing oversight of the Fund,
Core Equity Fund (the Fund) investment          In addition to their meetings             and did not identify any particular factor
advisory agreement with Invesco Aim          throughout the year, the Sub-Committees      that was controlling. Each Trustee may
Advisors, Inc. (Invesco Aim) and the         meet at designated contract renewal          have evaluated the information provided
Master Intergroup Sub-Advisory Contract      meetings each year to conduct an in-depth    differently from another Trustee and
for Mutual Funds (the sub-advisory           review of the performance, fees, expenses,   attributed different weight to the various
contracts) with Invesco Asset Management     and other matters related to their           factors. The Trustees recognized that the
Deutschland GmbH, Invesco Asset Management   assigned funds. During the contract          advisory arrangements and resulting
Limited, Invesco Asset Management (Japan)    renewal process, the Trustees receive        advisory fees for the Fund and the other
Limited, Invesco Australia Limited,          comparative performance and fee data         AIM Funds are the result of years of
Invesco Global Asset Management (N.A.),      regarding the AIM Funds prepared by an       review and negotiation between the
Inc., Invesco Hong Kong Limited, Invesco     independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Institutional (N.A.), Inc., Invesco Senior   (Lipper), under the direction and            Trustees may focus to a greater extent on
Secured Management, Inc. and Invesco         supervision of the Senior Officer who also   certain aspects of these arrangements in
Trimark Ltd. (collectively, the Affiliated   prepares a separate analysis of this         some years than in others, and that the
Sub-Advisers). During contract renewal       information for the Trustees. Each           Trustees' deliberations and conclusions in
meetings held on June 16-17, 2009, the       Sub-Committee then makes recommendations     a particular year may be based in part on
Board as a whole, and the disinterested or   to the Investments Committee regarding the   their deliberations and conclusions
"independent" Trustees voting separately,    fees and expenses of their assigned funds.   regarding these same arrangements
approved the continuance of the Fund's       The Investments Committee considers each     throughout the year and in prior years.
investment advisory agreement and the        Sub-Committee's recommendations and makes
sub-advisory contracts for another year,     its own recommendations regarding the fees      The discussion below serves as a
effective July 1, 2009. In doing so, the     and expenses of the AIM Funds to the full    summary of the Senior Officer's
Board determined that the Fund's             Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts are in the best       recommendations in making its annual         agreement as well as a discussion of the
interests of the Fund and its shareholders   recommendation to the Board whether to       material factors and related conclusions
and that the compensation to Invesco Aim     approve the continuance of each AIM Fund's   that formed the basis for the Board's
and the Affiliated Sub-Advisers under the    investment advisory agreement and            approval of the Fund's investment advisory
Fund's investment advisory agreement and     sub-advisory contracts for another year.     agreement and sub-advisory contracts.
sub-advisory contracts is fair and                                                        Unless otherwise stated, information set
reasonable.                                     The independent Trustees met separately   forth below is as of June 17, 2009, and
                                             during their evaluation of the Fund's        does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          investment advisory agreement and            occurred since that date, including but
                                             sub-advisory contracts with independent      not limited to changes to the Fund's
The Board's Investments Committee has        legal counsel. The independent Trustees      performance, advisory fees, expense
established three Sub-Committees that are    were also assisted in their annual           limitations and/or fee waivers.
responsible for overseeing the management    evaluation of the Fund's investment
of a number of the series portfolios of      advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
the AIM Funds. This Sub-Committee            One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
structure permits the Trustees to focus on   is to manage the process by which the AIM
the performance of the AIM Funds that have   Funds' proposed management fees are             A. Nature, Extent and Quality of
been assigned to them. The Sub-Committees    negotiated during the annual contract              Services Provided by Invesco Aim
meet throughout the year to review the       renewal process to ensure that they are
performance of their assigned funds, and     negotiated in a manner that is at arms'      The Board reviewed the advisory services
the Sub-Committees review monthly and        length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
quarterly comparative performance            Senior Officer must either supervise a       the Fund's investment advisory agreement,
information and periodic asset flow data     competitive bidding process or prepare an    the performance of Invesco Aim in
for their assigned funds. These materials    independent written evaluation. The Senior   providing these services, and the
are prepared under the direction and         Officer recommended that an independent      credentials and experience of the officers
supervision of the independent Senior        written evaluation be provided and, at the   and employees of Invesco Aim who provide
Officer, an officer of the AIM Funds who     direction of the Board, prepared an          these services. The Board's review of the
reports directly to the independent          independent written evaluation.              qualifications of Invesco Aim to provide
Trustees. Over the course of each year,                                                   these services included the Board's
the Sub-Committees meet with portfolio          During the annual contract renewal        consideration of Invesco Aim's portfolio
managers for their assigned funds and        process, the Board considered the factors    and product review process, various back
other members of management and review       discussed below in evaluating the fairness   office support functions provided by
with these individuals the per-              and reasonableness of the Fund's             Invesco Aim and its affiliates, and
                                             investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory contracts. The Board            trading operations. The


18 AIM MID CAP CORE EQUITY FUND                                        continued

Board concluded that the nature, extent      the sub-advisory contracts benefit the       annual report of each fund in the expense
and quality of the advisory services         Fund and its shareholders by permitting      group that was publicly available as of
provided to the Fund by Invesco Aim are      Invesco Aim to utilize the additional        the end of the past calendar year. The
appropriate and that Invesco Aim currently   resources and talent of the Affiliated       Board noted that some comparative data was
is providing satisfactory advisory           Sub-Advisers in managing the Fund.           at least one year old and that other data
services in accordance with the terms of                                                  did not reflect the market downturn that
the Fund's investment advisory agreement.       C. Fund Performance                       occurred in the fourth quarter of 2008.
In addition, based on their ongoing
meetings throughout the year with the        The Board considered fund performance as a      The Board also compared the Fund's
Fund's portfolio manager or managers, the    relevant factor in considering whether to    effective fee rate (the advisory fee after
Board concluded that these individuals are   approve the investment advisory agreement.   any advisory fee waivers and before any
competent and able to continue to carry      The Board did not view fund performance as   expense limitations/waivers) to the
out their responsibilities under the         a relevant factor in considering whether     advisory fee rates of other domestic
Fund's investment advisory agreement.        to approve the sub-advisory contracts for    clients of Invesco Aim and its affiliates
                                             the Fund, as no Affiliated Sub-Adviser       with investment strategies comparable to
   In determining whether to continue the    currently manages assets of the Fund.        those of the Fund, including one mutual
Fund's investment advisory agreement, the                                                 fund advised by Invesco Aim. The Board
Board considered the prior relationship         The Board compared the Fund's             noted that the Fund's rate was below the
between Invesco Aim and the Fund, as well    performance during the past one, three and   effective fee rate for the other mutual
as the Board's knowledge of Invesco Aim's    five calendar years to the performance of    fund.
operations, and concluded that it is         all funds in the Lipper performance
beneficial to maintain the current           universe that are not managed by Invesco        Additionally, the Board compared the
relationship, in part, because of such       Aim or an Affiliated Sub-Adviser, and        Fund's effective fee rate to the effective
knowledge. The Board also considered the     against the Lipper Mid-Cap Core Funds        fee rates paid by numerous separately
steps that Invesco Aim and its affiliates    Index. The Board noted that the Fund's       managed accounts/wrap accounts advised by
continue to take to improve the quality      performance was in the first quintile of     an Invesco Aim affiliate. The Board noted
and efficiency of the services they          its performance universe for the one,        that the Fund's rate was above the rates
provide to the AIM Funds in the areas of     three and five year periods (the first       for all but three of the separately
investment performance, product line         quintile being the best performing funds     managed accounts/wrap accounts. The Board
diversification, distribution, fund          and the fifth quintile being the worst       considered that management of the
operations, shareholder services and         performing funds). The Board noted that      separately managed accounts/wrap accounts
compliance. The Board concluded that the     the Fund's performance was above the         by the Invesco Aim affiliate involves
quality and efficiency of the services       performance of the Index for the one,        different levels of services and different
Invesco Aim and its affiliates provide to    three and five year periods. Although the    operational and regulatory requirements
the AIM Funds in each of these areas         independent written evaluation of the        than Invesco Aim's management of the Fund.
support the Board's approval of the          Fund's Senior Officer only considered Fund   The Board concluded that these differences
continuance of the Fund's investment         performance through the most recent          are appropriately reflected in the fee
advisory agreement.                          calendar year, the Board also reviewed       structure for the Fund.
                                             more recent Fund performance and this
   B. Nature, Extent and Quality of          review did not change their conclusions.        The Board noted that Invesco Aim has
      Services Provided by Affiliated        The Board noted that, in response to the     agreed to reduce the per account transfer
      Sub-Advisers                           Board's focus on fund performance, Invesco   agent fee for all the retail funds,
                                             Aim has taken a number of actions intended   including the Fund, effective July 1,
The Board reviewed the services provided     to improve the investment process for the    2009. The Board also noted that Invesco
by the Affiliated Sub-Advisers under the     funds.                                       Aim has contractually agreed to waive fees
sub-advisory contracts and the credentials                                                and/or limit expenses of the Fund through
and experience of the officers and              D. Advisory and Sub-Advisory Fees and     at least June 30, 2010 in an amount
employees of the Affiliated Sub-Advisers           Fee Waivers                            necessary to limit total annual operating
who provide these services. The Board                                                     expenses to a specified percentage of
concluded that the nature, extent and        The Board compared the Fund's contractual    average daily net assets for each class of
quality of the services provided by the      advisory fee rate to the contractual         the Fund. The Board noted that at the
Affiliated Sub-Advisers are appropriate.     advisory fee rates of funds in the Fund's    current expense ratio for the Fund, this
The Board noted that the Affiliated          Lipper expense group that are not managed    expense waiver does not have any impact.
Sub-Advisers, which have offices and         by Invesco Aim or an Affiliated
personnel that are geographically            Sub-Adviser, at a common asset level. The       The Board also considered the services
dispersed in financial centers around the    Board noted that the Fund's contractual      provided by the Affiliated Sub-Advisers
world, can provide research and other        advisory fee rate was below the median       pursuant to the sub-advisory contracts and
information and make recommendations on      contractual advisory fee rate of funds in    the services provided by Invesco Aim
the markets and economies of various         its expense group. The Board also reviewed   pursuant to the Fund's advisory agreement,
countries and securities of companies        the methodology used by Lipper in            as well as the allocation of fees between
located in such countries or on various      determining contractual fee rates, which     Invesco Aim and the Affiliated
types of investments and investment          includes using audited financial data from   Sub-Advisers pursuant to the sub-advisory
techniques. The Board concluded that         the most recent                              contracts. The Board noted that the


19 AIM MID CAP CORE EQUITY FUND                                        continued

sub-advisory fees have no direct effect on   funds have reduced the profitability of      dollar arrangements are appropriate. The
the Fund or its shareholders, as they are    Invesco Aim and its affiliates. The Board    Board also concluded that, based on their
paid by Invesco Aim to the Affiliated        concluded that the Fund's fees are fair      review and representations made by the
Sub-Advisers, and that Invesco Aim and the   and reasonable, and that the level of        Chief Compliance Officer of Invesco Aim,
Affiliated Sub-Advisers are affiliates.      profits realized by Invesco Aim and its      these arrangements are consistent with
                                             affiliates from providing services to the    regulatory requirements.
   After taking account of the Fund's        Fund is not excessive in light of the
contractual advisory fee rate, the           nature, quality and extent of the services      The Board considered the fact that the
contractual sub-advisory fee rate, the       provided. The Board considered whether       Fund's uninvested cash and cash collateral
comparative advisory fee information         Invesco Aim is financially sound and has     from any securities lending arrangements
discussed above and other relevant           the resources necessary to perform its       may be invested in money market funds
factors, the Board concluded that the        obligations under the Fund's investment      advised by Invesco Aim pursuant to
Fund's advisory and sub-advisory fees are    advisory agreement, and concluded that       procedures approved by the Board. The
fair and reasonable.                         Invesco Aim has the financial resources      Board noted that Invesco Aim will receive
                                             necessary to fulfill these obligations.      advisory fees from these affiliated money
   E. Economies of Scale and Breakpoints     The Board also considered whether each       market funds attributable to such
                                             Affiliated Sub-Adviser is financially        investments, although Invesco Aim has
The Board considered the extent to which     sound and has the resources necessary to     contractually agreed to waive through at
there are economies of scale in the          perform its obligations under the            least June 30, 2010, the advisory fees
provision of advisory services to the        sub-advisory contracts, and concluded that   payable by the Fund in an amount equal to
Fund. The Board also considered whether      each Affiliated Sub-Adviser has the          100% of the net advisory fees Invesco Aim
the Fund benefits from such economies of     financial resources necessary to fulfill     receives from the affiliated money market
scale through contractual breakpoints in     these obligations.                           funds with respect to the Fund's
the Fund's advisory fee schedule. The                                                     investment in the affiliated money market
Board noted that the Fund's contractual         G. Collateral Benefits to Invesco Aim     funds of uninvested cash, but not cash
advisory fee schedule includes three               and its Affiliates                     collateral. The Board concluded that the
breakpoints and that the level of the                                                     Fund's investment of uninvested cash and
Fund's advisory fees, as a percentage of     The Board considered various other           cash collateral from any securities
the Fund's net assets, has decreased as      benefits received by Invesco Aim and its     lending arrangements in the affiliated
net assets increased because of the          affiliates resulting from Invesco Aim's      money market funds is in the best
breakpoints. Based on this information,      relationship with the Fund, including the    interests of the Fund and its
the Board concluded that the Fund's          fees received by Invesco Aim and its         Shareholders.
advisory fees appropriately reflect          affiliates for their provision of
economies of scale at current asset          administrative, transfer agency and
levels. The Board also noted that the Fund   distribution services to the Fund. The
shares directly in economies of scale        Board considered the performance of
through lower fees charged by third party    Invesco Aim and its affiliates in
service providers based on the combined      providing these services and the
size of all of the AIM Funds and             organizational structure employed by
affiliates.                                  Invesco Aim and its affiliates to provide
                                             these services. The Board also considered
   F. Profitability and Financial            that these services are provided to the
      Resources of Invesco Aim               Fund pursuant to written contracts that
                                             are reviewed and approved on an annual
The Board reviewed information from          basis by the Board. The Board concluded
Invesco Aim concerning the costs of the      that Invesco Aim and its affiliates are
advisory and other services that Invesco     providing these services in a satisfactory
Aim and its affiliates provide to the Fund   manner and in accordance with the terms of
and the profitability of Invesco Aim and     their contracts, and are qualified to
its affiliates in providing these            continue to provide these services to the
services. The Board also reviewed            Fund.
information concerning the financial
condition of Invesco Aim and its                The Board considered the benefits
affiliates. The Board reviewed with          realized by Invesco Aim and the Affiliated
Invesco Aim the methodology used to          Sub-Advisers as a result of portfolio
prepare the profitability information. The   brokerage transactions executed through
Board considered the overall profitability   "soft dollar" arrangements. The Board
of Invesco Ltd., the ultimate parent of      noted that soft dollar arrangements shift
Invesco Aim and the Affiliated               the payment obligation for research and
Sub-Advisers, and of Invesco Aim, as well    execution services from Invesco Aim and
as the profitability of Invesco Aim in       the Affiliated Sub-Advisers to the funds
connection with managing the Fund. The       and therefore may reduce Invesco Aim's and
Board noted that Invesco Aim continues to    the Affiliated Sub-Advisers' expenses. The
operate at a net profit, although the        Board concluded that Invesco Aim's and the
reduction of assets under management as a    Affiliated Sub-Advisers' soft
result of market movements and the
increase in voluntary fee waivers for
affiliated money market


20 AIM MID CAP CORE EQUITY FUND

Supplement to Semiannual Report dated 6/30/09

AIM MID CAP CORE EQUITY FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 6/30/09                    not indicative of future results. More
The following information has been                                                        recent returns may be more or less than
prepared to provide Institutional Class      Inception (3/15/02)                  3.74%   those shown. All returns assume
shareholders with a performance overview      5 Years                             2.03    reinvestment of distributions at NAV.
specific to their holdings. Institutional     1 Year                            -16.75    Investment return and principal value will
Class shares are offered exclusively to       6 Months*                           8.40    fluctuate so your shares, when redeemed,
institutional investors, including defined                                                may be worth more or less than their
contribution plans that meet certain         *  Cumulative total return that has not      original cost. See full report for
criteria.                                       been annualized                           information on comparative benchmarks.
                                             ==========================================   Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             Institutional Class shares have no sales     month-end performance, please call 800 451
                                             charge; therefore, performance is at net     4246 or visit invescoaim.com.
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ       (1) Total annual operating expenses less
                                             from performance of other share classes         any contractual fee waivers and/or
                                             primarily due to differing sales charges        expense reimbursements by the advisor
                                             and class expenses.                             in effect through at least June 30,
                                                                                             2010. See current prospectus for more
                                                The net annual Fund operating expense        information.
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.88(1). The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.91%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                    [INVESCO AIM LOGO]
                                                                                                        -- SERVICE MARK --
invescoaim.com   MCCE-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,084.00       $4.29       $1,020.68       $4.16        0.83%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM MID CAP CORE EQUITY FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after October 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim;
they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors.
Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
                                                                                                             [INVESCO AIM LOGO]
   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           -- SERVICE MARK --
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                    invescoaim.com   MCCE-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM SMALL CAP GROWTH FUND
-- SERVICE MARK --             Semiannual Report to Shareholders o June 30, 2009

                               [MOUNTAIN GRAPHIC]

 2  Fund Performance
 4  Letters to Shareholders
 5  Schedule of Investments
 9  Financial Statements
12  Notes to Financial Statements
18  Financial Highlights
19  Fund Expenses
20  Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   12.48%
Class B Shares                                                                   11.97
Class C Shares                                                                   11.91
Class R Shares                                                                   12.32
Class Y Shares                                                                   12.59
Investor Class Shares                                                            12.43
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19
Russell 2000 Growth Index(Triangle) (Style-Specific Index)                       11.36
Lipper Small-Cap Growth Funds Index(Triangle) (Peer Group Index)                 13.14

(Triangle) Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry.

   The RUSSELL 2000--REGISTERED TRADEMARK-- GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index is a trademark/service mark of the Frank
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell
Company.

   The LIPPER SMALL-CAP GROWTH FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Small-Cap Growth Funds category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2 AIM SMALL CAP GROWTH FUND

==========================================
AVERAGE ANNUAL TOTAL RETURNS                    CLASS Y SHARES' INCEPTION DATE IS            THE TOTAL ANNUAL FUND OPERATING EXPENSE
                                             OCTOBER 3, 2008; RETURNS SINCE THAT DATE     RATIO SET FORTH IN THE MOST RECENT FUND
As of 6/30/09, including maximum             ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE    PROSPECTUS AS OF THE DATE OF THIS REPORT
applicable sales charges                     BLENDED RETURNS OF ACTUAL CLASS Y SHARE      FOR CLASS A, CLASS B, CLASS C, CLASS R,
                                             PERFORMANCE AND RESTATED CLASS A SHARE       CLASS Y AND INVESTOR CLASS SHARES WAS
CLASS A SHARES                               PERFORMANCE (FOR PERIODS PRIOR TO THE        1.28%, 2.03%, 2.03%, 1.53%, 1.03% AND
Inception (10/18/95)                 7.32%   INCEPTION DATE OF CLASS Y SHARES) AT NET     1.28%, RESPECTIVELY. THE EXPENSE RATIOS
10 Years                             1.71    ASSET VALUE. THE RESTATED CLASS A SHARE      PRESENTED ABOVE MAY VARY FROM THE EXPENSE
 5 Years                            -1.53    PERFORMANCE REFLECTS THE RULE 12B-1 FEES     RATIOS PRESENTED IN OTHER SECTIONS OF THIS
 1 Year                            -26.97    APPLICABLE TO CLASS A SHARES AS WELL AS      REPORT THAT ARE BASED ON EXPENSES INCURRED
CLASS B SHARES                               ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    DURING THE PERIOD COVERED BY THIS REPORT.
Inception (10/18/95)                 7.32%   RECEIVED BY CLASS A SHARES. CLASS A
10 Years                             1.68    SHARES' INCEPTION DATE IS OCTOBER 18,           CLASS A SHARE PERFORMANCE REFLECTS THE
 5 Years                            -1.45    1995.                                        MAXIMUM 5.50% SALES CHARGE, AND CLASS B
 1 Year                            -26.96                                                 AND CLASS C SHARE PERFORMANCE REFLECTS THE
CLASS C SHARES                                  INVESTOR CLASS SHARES' INCEPTION DATE     APPLICABLE CONTINGENT DEFERRED SALES
Inception (5/3/99)                   2.91%   IS APRIL 7, 2006. RETURNS SINCE THAT DATE    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
10 Years                             1.51    ARE HISTORICAL RETURNS. ALL OTHER RETURNS    CDSC ON CLASS B SHARES DECLINES FROM 5%
 5 Years                            -1.18    ARE BLENDED RETURNS OF HISTORICAL INVESTOR   BEGINNING AT THE TIME OF PURCHASE TO 0% AT
 1 Year                            -24.13    CLASS SHARE PERFORMANCE AND RESTATED CLASS   THE BEGINNING OF THE SEVENTH YEAR. THE
CLASS R SHARES                               A SHARE PERFORMANCE (FOR PERIODS PRIOR TO    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
10 Years                             2.05%   THE INCEPTION DATE OF INVESTOR CLASS         YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
 5 Years                            -0.66    SHARES) AT NET ASSET VALUE, WHICH RESTATED   HAVE A FRONT-END SALES CHARGE; RETURNS
 1 Year                            -22.94    PERFORMANCE WILL REFLECT THE RULE 12B-1      SHOWN ARE AT NET ASSET VALUE AND DO NOT
CLASS Y SHARES                               FEES APPLICABLE TO CLASS A SHARES FOR THE    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
10 Years                             2.30%   PERIOD USING BLENDED RETURNS. CLASS A        ON A TOTAL REDEMPTION OF RETIREMENT PLAN
 5 Years                            -0.38    SHARES' INCEPTION DATE IS OCTOBER 18,        ASSETS WITHIN THE FIRST YEAR. CLASS Y
 1 Year                            -22.61    1995.                                        SHARES AND INVESTOR CLASS SHARES DO NOT
INVESTOR CLASS SHARES                                                                     HAVE A FRONT-END SALES CHARGE OR A CDSC;
10 Years                             2.28%      THE PERFORMANCE DATA QUOTED REPRESENT     THEREFORE, PERFORMANCE IS AT NET ASSET
 5 Years                            -0.42    PAST PERFORMANCE AND CANNOT GUARANTEE        VALUE.
 1 Year                            -22.76    COMPARABLE FUTURE RESULTS; CURRENT
==========================================   PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE      THE PERFORMANCE OF THE FUND'S SHARE
                                             VISIT INVESCOAIM.COM FOR THE MOST RECENT     CLASSES WILL DIFFER PRIMARILY DUE TO
CLASS R SHARES' INCEPTION DATE IS JUNE 3,    MONTH-END PERFORMANCE. PERFORMANCE FIGURES   DIFFERENT SALES CHARGE STRUCTURES AND
2002. RETURNS SINCE THAT DATE ARE            REFLECT REINVESTED DISTRIBUTIONS, CHANGES    CLASS EXPENSES.
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    IN NET ASSET VALUE AND THE EFFECT OF THE
BLENDED RETURNS OF HISTORICAL CLASS R        MAXIMUM SALES CHARGE UNLESS OTHERWISE
SHARE PERFORMANCE AND RESTATED CLASS A       STATED. PERFORMANCE FIGURES DO NOT REFLECT
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
THE INCEPTION DATE OF CLASS R SHARES) AT     ON FUND DISTRIBUTIONS OR SALE OF FUND
NET ASSET VALUE, ADJUSTED TO REFLECT THE     SHARES. INVESTMENT RETURN AND PRINCIPAL
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
R SHARES. CLASS A SHARES' INCEPTION DATE     A GAIN OR LOSS WHEN YOU SELL SHARES.
IS OCTOBER 18, 1995.


3 AIM SMALL CAP GROWTH FUND

                    Dear Fellow Shareholders:

                    In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon
    [CROCKETT       than a sprint.
      PHOTO]
                       Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.

                       A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes shares held by the
 Bruce Crockett     Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market's decline.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under "Products & Performance/Investment
Advisory Agreement Renewals."

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                    Dear Shareholders:

                    The past year and a half has been unsettling for most of us. Market indexes declined sharply in 2008 before tentatively rebounding in the first half of 2009. While some "market experts" suggest we may be seeing the first
     [TAYLOR        signs of economic recovery, others remind us that much uncertainty remains.
      PHOTO]
                       Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk
  Philip Taylor     tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                       None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my market updates -- as well as other market and fund commentaries by Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4 AIM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)



                                                       SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.90%

ADVERTISING-0.53%

National CineMedia, Inc.                               408,419    $    5,619,845
================================================================================


AEROSPACE & DEFENSE-1.87%

Hexcel Corp.(b)                                        555,555         5,294,439
--------------------------------------------------------------------------------
TransDigm Group, Inc.(b)                               396,409        14,350,006
================================================================================
                                                                      19,644,445
================================================================================


AIR FREIGHT & LOGISTICS-1.59%

Forward Air Corp.                                      378,916         8,078,489
--------------------------------------------------------------------------------
Hub Group, Inc.-Class A(b)                             418,296         8,633,629
================================================================================
                                                                      16,712,118
================================================================================


APPAREL RETAIL-1.55%

AnnTaylor Stores Corp.(b)                              466,666         3,723,995
--------------------------------------------------------------------------------
Hot Topic, Inc.(b)                                   1,072,327         7,838,710
--------------------------------------------------------------------------------
Zumiez Inc.(b)                                         592,216         4,743,650
================================================================================
                                                                      16,306,355
================================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-1.15%

Warnaco Group, Inc. (The)(b)                           374,204        12,124,210
================================================================================


APPLICATION SOFTWARE-4.85%

Aspen Technology, Inc.(b)                              839,660         7,162,300
--------------------------------------------------------------------------------
Blackboard Inc.(b)                                     246,119         7,102,994
--------------------------------------------------------------------------------
Informatica Corp.(b)                                   715,509        12,299,600
--------------------------------------------------------------------------------
Lawson Software, Inc.(b)                             1,446,933         8,073,886
--------------------------------------------------------------------------------
Manhattan Associates, Inc.(b)                          401,054         7,307,204
--------------------------------------------------------------------------------
NICE Systems Ltd.-ADR (Israel)(b)                      394,128         9,092,533
================================================================================
                                                                      51,038,517
================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.75%

Affiliated Managers Group, Inc.(b)                     163,879         9,536,119
--------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                      368,500         8,877,165
================================================================================
                                                                      18,413,284
================================================================================


BIOTECHNOLOGY-5.08%

Acorda Therapeutics Inc.(b)                            343,855         9,693,272
--------------------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(b)                        520,711         8,128,299
--------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.(b)                          304,384         5,022,336
--------------------------------------------------------------------------------
Martek Biosciences Corp.(b)                            326,446         6,904,333
--------------------------------------------------------------------------------
Myriad Genetics, Inc.(b)                               211,679         7,546,356
--------------------------------------------------------------------------------
Myriad Pharmaceuticals Inc.(b)                          52,920           246,077
--------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(b)                           178,412         5,036,571
--------------------------------------------------------------------------------
United Therapeutics Corp.(b)                           130,558        10,879,398
================================================================================
                                                                      53,456,642
================================================================================


CASINOS & GAMING-0.74%

Penn National Gaming, Inc.(b)                          268,361         7,811,989
================================================================================


COMMODITY CHEMICALS-0.65%

Calgon Carbon Corp.(b)                                 492,174         6,836,297
================================================================================


COMMUNICATIONS EQUIPMENT-4.10%

F5 Networks, Inc.(b)                                   249,864         8,642,796
--------------------------------------------------------------------------------
Harmonic Inc.(b)                                     1,321,670         7,784,636
--------------------------------------------------------------------------------
Polycom, Inc.(b)                                       538,436        10,914,098
--------------------------------------------------------------------------------
Starent Networks Corp.(b)                              649,334        15,850,243
================================================================================
                                                                      43,191,773
================================================================================


CONSTRUCTION & ENGINEERING-1.52%

Pike Electric Corp.(b)                                 819,808         9,878,687
--------------------------------------------------------------------------------
Quanta Services, Inc.(b)                               264,102         6,108,679
================================================================================
                                                                      15,987,366
================================================================================


CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS-2.02%

Bucyrus International, Inc.                            234,477         6,696,663
--------------------------------------------------------------------------------
Lindsay Corp.                                          162,675         5,384,543
--------------------------------------------------------------------------------
Wabtec Corp.                                           286,853         9,228,061
================================================================================
                                                                      21,309,267
================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.77%

Global Payments Inc.                                   226,833         8,497,164
--------------------------------------------------------------------------------
NeuStar, Inc.-Class A(b)                               453,305        10,045,239
--------------------------------------------------------------------------------
Syntel, Inc.                                           338,595        10,645,427
================================================================================
                                                                      29,187,830
================================================================================


EDUCATION SERVICES-0.65%

DeVry, Inc.                                            137,584         6,884,703
================================================================================


ELECTRIC UTILITIES-1.03%

ITC Holdings Corp.                                     238,112        10,800,760
================================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-2.13%

General Cable Corp.(b)                                 318,839        11,981,970
--------------------------------------------------------------------------------
Regal-Beloit Corp.                                     262,267        10,417,245
================================================================================
                                                                      22,399,215
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM SMALL CAP GROWTH FUND

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-1.54%

Cogent Inc.(b)                                         972,713    $   10,437,211
--------------------------------------------------------------------------------
Coherent, Inc.(b)                                      278,027         5,749,598
================================================================================
                                                                      16,186,809
================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-2.24%

EnergySolutions Inc.                                   572,840         5,270,128
--------------------------------------------------------------------------------
Fuel Tech, Inc.(b)                                     569,793         5,526,992
--------------------------------------------------------------------------------
Tetra Tech, Inc.(b)                                    447,762        12,828,381
================================================================================
                                                                      23,625,501
================================================================================


GENERAL MERCHANDISE STORES-0.75%

Big Lots, Inc.(b)                                      374,988         7,885,998
================================================================================


HEALTH CARE DISTRIBUTORS-0.67%

PSS World Medical, Inc.(b)                             383,566         7,099,807
================================================================================


HEALTH CARE EQUIPMENT-2.71%

Gen-Probe Inc.(b)                                      178,711         7,680,999
--------------------------------------------------------------------------------
Insulet Corp.(b)                                       466,198         3,589,725
--------------------------------------------------------------------------------
NuVasive, Inc.(b)                                      242,621        10,820,896
--------------------------------------------------------------------------------
Zoll Medical Corp.(b)                                  333,117         6,442,483
================================================================================
                                                                      28,534,103
================================================================================


HEALTH CARE FACILITIES-2.05%

LifePoint Hospitals, Inc.(b)                           402,224        10,558,380
--------------------------------------------------------------------------------
VCA Antech, Inc.(b)                                    412,516        11,014,177
================================================================================
                                                                      21,572,557
================================================================================


HEALTH CARE SERVICES-2.44%

Chemed Corp.                                           268,344        10,594,221
--------------------------------------------------------------------------------
inVentiv Health Inc.(b)                                415,003         5,614,990
--------------------------------------------------------------------------------
MEDNAX, Inc.(b)                                        225,260         9,490,204
================================================================================
                                                                      25,699,415
================================================================================


HEALTH CARE SUPPLIES-0.86%

Meridian Bioscience, Inc.                              402,341         9,084,860
================================================================================


HEALTH CARE TECHNOLOGY-3.08%

Eclipsys Corp.(b)                                      725,499        12,899,372
--------------------------------------------------------------------------------
Quality Systems, Inc.                                  343,269        19,552,602
================================================================================
                                                                      32,451,974
================================================================================


HOTELS, RESORTS & CRUISE LINES-0.74%

Choice Hotels International, Inc.                      291,509         7,757,054
================================================================================


HOUSEHOLD PRODUCTS-1.09%

Church & Dwight Co., Inc.                              212,249        11,527,243
================================================================================


INDUSTRIAL MACHINERY-0.87%

Barnes Group Inc.                                      270,293         3,213,784
--------------------------------------------------------------------------------
Dynamic Materials Corp.                                307,923         5,936,755
================================================================================
                                                                       9,150,539
================================================================================


INSURANCE BROKERS-0.67%

Brown & Brown, Inc.                                    351,925         7,013,865
================================================================================


INTERNET SOFTWARE & SERVICES-2.30%

Bankrate, Inc.(b)                                      270,517         6,827,849
--------------------------------------------------------------------------------
Omniture, Inc.(b)                                      672,939         8,452,114
--------------------------------------------------------------------------------
Websense, Inc.(b)                                      498,580         8,894,667
================================================================================
                                                                      24,174,630
================================================================================


INVESTMENT BANKING & BROKERAGE-2.97%

Greenhill & Co., Inc.                                  185,612        13,403,043
--------------------------------------------------------------------------------
optionsXpress Holdings Inc.(b)                         422,498         6,561,394
--------------------------------------------------------------------------------
Stifel Financial Corp.(b)                              234,325        11,268,689
================================================================================
                                                                      31,233,126
================================================================================


IT CONSULTING & OTHER SERVICES-0.75%

SRA International, Inc.-Class A(b)                     447,677         7,861,208
================================================================================


LIFE SCIENCES TOOLS & SERVICES-3.82%

AMAG Pharmaceuticals, Inc.(b)                          211,748        11,576,263
--------------------------------------------------------------------------------
PAREXEL International Corp.(b)                         458,767         6,597,069
--------------------------------------------------------------------------------
Techne Corp.                                           132,397         8,448,253
--------------------------------------------------------------------------------
Varian Inc.(b)                                         344,040        13,565,497
================================================================================
                                                                      40,187,082
================================================================================


METAL & GLASS CONTAINERS-1.08%

Greif Inc.-Class A                                     258,067        11,411,723
================================================================================


MOVIES & ENTERTAINMENT-1.59%

Live Nation Inc.(b)                                    538,586         2,617,528
--------------------------------------------------------------------------------
Marvel Entertainment, Inc.(b)                          395,908        14,090,366
================================================================================
                                                                      16,707,894
================================================================================


OFFICE REIT'S-0.56%

BioMed Realty Trust, Inc.                              574,316         5,875,253
================================================================================


OFFICE SERVICES & SUPPLIES-0.48%

Interface, Inc.-Class A                                816,632         5,063,118
================================================================================


OIL & GAS EQUIPMENT & SERVICES-2.00%

Dril-Quip, Inc.(b)                                     319,083        12,157,063
--------------------------------------------------------------------------------
FMC Technologies, Inc.(b)                              236,616         8,892,029
================================================================================
                                                                      21,049,092
================================================================================


OIL & GAS EXPLORATION & PRODUCTION-3.64%

Arena Resources, Inc.(b)                               413,046        13,155,515
--------------------------------------------------------------------------------
Bill Barrett Corp.(b)                                  281,195         7,721,615
--------------------------------------------------------------------------------
Carrizo Oil & Gas, Inc.(b)                             350,249         6,006,770
--------------------------------------------------------------------------------
Goodrich Petroleum Corp.(b)                            259,735         6,386,884
--------------------------------------------------------------------------------
Whiting Petroleum Corp.(b)                             142,735         5,018,562
================================================================================
                                                                      38,289,346
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM SMALL CAP GROWTH FUND

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
PACKAGED FOODS & MEATS-1.38%

Ralcorp Holdings, Inc.(b)                              238,393    $   14,522,902
================================================================================


PHARMACEUTICALS-0.74%

Perrigo Co.                                            280,625         7,795,762
================================================================================


PROPERTY & CASUALTY INSURANCE-0.92%

ProAssurance Corp.(b)                                  209,461         9,679,193
================================================================================


REGIONAL BANKS-1.94%

City National Corp.                                    166,031         6,114,922
--------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                             137,862         6,358,195
--------------------------------------------------------------------------------
SVB Financial Group(b)                                 293,312         7,983,953
================================================================================
                                                                      20,457,070
================================================================================


RESEARCH & CONSULTING SERVICES-1.32%

CoStar Group Inc.(b)                                   349,489        13,934,126
================================================================================


RESTAURANTS-4.44%

Brinker International, Inc.                            579,509         9,869,038
--------------------------------------------------------------------------------
Buffalo Wild Wings Inc.(b)                             188,437         6,127,971
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                               247,498         8,162,484
--------------------------------------------------------------------------------
Jack in the Box Inc.(b)                                524,700        11,779,515
--------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(b)                     338,977        10,867,603
================================================================================
                                                                      46,806,611
================================================================================


SECURITY & ALARM SERVICES-0.82%

Corrections Corp. of America(b)                        506,730         8,609,343
================================================================================


SEMICONDUCTOR EQUIPMENT-2.40%

Advanced Energy Industries, Inc.(b)                    749,489         6,737,906
--------------------------------------------------------------------------------
Cabot Microelectronics Corp.(b)                        266,724         7,545,622
--------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.(b)     456,194        10,944,094
================================================================================
                                                                      25,227,622
================================================================================


SEMICONDUCTORS-5.47%

Hittite Microwave Corp.(b)                             289,012        10,043,167
--------------------------------------------------------------------------------
Microsemi Corp.(b)                                     599,237         8,269,471
--------------------------------------------------------------------------------
Monolithic Power Systems Inc.(b)                       496,223        11,120,357
--------------------------------------------------------------------------------
ON Semiconductor Corp.(b)                            1,172,632         8,044,256
--------------------------------------------------------------------------------
Power Integrations, Inc.                               406,338         9,666,781
--------------------------------------------------------------------------------
Silicon Laboratories Inc.(b)                           276,879        10,504,789
================================================================================
                                                                      57,648,821
================================================================================


SPECIALTY STORES-0.67%

Tractor Supply Co.(b)                                  170,365         7,039,482
================================================================================


STEEL-0.47%

Carpenter Technology Corp.                             236,386         4,919,193
================================================================================


SYSTEMS SOFTWARE-1.41%

MICROS Systems, Inc.(b)                                312,451         7,911,260
--------------------------------------------------------------------------------
Sybase, Inc.(b)                                        222,492         6,972,899
================================================================================
                                                                      14,884,159
================================================================================


TECHNOLOGY DISTRIBUTORS-1.17%

Tech Data Corp.(b)                                     377,650        12,352,931
================================================================================


TRADING COMPANIES & DISTRIBUTORS-0.70%

Watsco, Inc.                                           149,705         7,325,066
================================================================================


TRUCKING-1.20%

Knight Transportation, Inc.                            761,956        12,610,372
================================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.97%

SBA Communications Corp.-Class A(b)                    418,594        10,272,297
================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $1,103,090,020)                                       1,041,251,763
================================================================================



MONEY MARKET FUNDS-1.22%

Liquid Assets Portfolio-Institutional Class(c)       6,423,400         6,423,400
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)             6,423,400         6,423,400
================================================================================
     Total Money Market Funds (Cost $12,846,800)                      12,846,800
================================================================================
TOTAL INVESTMENTS-100.12% (Cost $1,115,936,820)                    1,054,098,563
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.12)%                                 (1,242,082)
================================================================================
NET ASSETS-100.00%                                                $1,052,856,481
________________________________________________________________________________
================================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM SMALL CAP GROWTH FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Information Technology                                               28.6%
-------------------------------------------------------------------------
Health Care                                                          19.6
-------------------------------------------------------------------------
Industrials                                                          16.8
-------------------------------------------------------------------------
Consumer Discretionary                                               12.8
-------------------------------------------------------------------------
Financials                                                            8.8
-------------------------------------------------------------------------
Energy                                                                5.6
-------------------------------------------------------------------------
Consumer Staples                                                      2.5
-------------------------------------------------------------------------
Materials                                                             2.2
-------------------------------------------------------------------------
Telecommunication Services                                            1.0
-------------------------------------------------------------------------
Utilities                                                             1.0
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 1.1
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $1,103,090,020)                         $1,041,251,763
----------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost         12,846,800
==================================================================================
     Total investments, at value (Cost $1,115,936,820)               1,054,098,563
==================================================================================
Cash                                                                       381,827
----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                          84,355
----------------------------------------------------------------------------------
  Fund shares sold                                                         968,217
----------------------------------------------------------------------------------
  Dividends                                                                406,651
----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans           56,840
----------------------------------------------------------------------------------
Other assets                                                                47,838
==================================================================================
     Total assets                                                    1,056,044,291
__________________________________________________________________________________
==================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                 1,903,264
----------------------------------------------------------------------------------
  Accrued fees to affiliates                                               883,679
----------------------------------------------------------------------------------
  Accrued other operating expenses                                         192,818
----------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         208,049
==================================================================================
     Total liabilities                                                   3,187,810
==================================================================================
Net assets applicable to shares outstanding                         $1,052,856,481
__________________________________________________________________________________
==================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $1,266,872,251
----------------------------------------------------------------------------------
Undistributed net investment income (loss)                              (1,524,039)
----------------------------------------------------------------------------------
Undistributed net realized gain (loss)                                (150,653,474)
----------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                 (61,838,257)
==================================================================================
                                                                    $1,052,856,481
__________________________________________________________________________________
==================================================================================



NET ASSETS:

Class A                                                             $  658,010,893
__________________________________________________________________________________
==================================================================================
Class B                                                             $   24,702,144
__________________________________________________________________________________
==================================================================================
Class C                                                             $   16,139,118
__________________________________________________________________________________
==================================================================================
Class R                                                             $   33,246,075
__________________________________________________________________________________
==================================================================================
Class Y                                                             $    4,418,812
__________________________________________________________________________________
==================================================================================
Investor Class                                                      $  150,084,245
__________________________________________________________________________________
==================================================================================
Institutional Class                                                 $  166,255,194
__________________________________________________________________________________
==================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                 34,765,411
__________________________________________________________________________________
==================================================================================
Class B                                                                  1,500,349
__________________________________________________________________________________
==================================================================================
Class C                                                                    981,525
__________________________________________________________________________________
==================================================================================
Class R                                                                  1,797,510
__________________________________________________________________________________
==================================================================================
Class Y                                                                    233,118
__________________________________________________________________________________
==================================================================================
Investor Class                                                           7,717,004
__________________________________________________________________________________
==================================================================================
Institutional Class                                                      8,415,145
__________________________________________________________________________________
==================================================================================
Class A:
  Net asset value per share                                         $        18.93
----------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $18.93 divided by 94.50%)                  $        20.03
__________________________________________________________________________________
==================================================================================
Class B:
  Net asset value and offering price per share                      $        16.46
__________________________________________________________________________________
==================================================================================
Class C:
  Net asset value and offering price per share                      $        16.44
__________________________________________________________________________________
==================================================================================
Class R:
  Net asset value and offering price per share                      $        18.50
__________________________________________________________________________________
==================================================================================
Class Y:
  Net asset value and offering price per share                      $        18.96
__________________________________________________________________________________
==================================================================================
Investor Class:
  Net asset value and offering price per share                      $        19.45
__________________________________________________________________________________
==================================================================================
Institutional Class:
  Net asset value and offering price per share                      $        19.76
__________________________________________________________________________________
==================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM SMALL CAP GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends                                                                           $  2,855,780
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $2,110,601)                                                                       2,165,144
================================================================================================
     Total investment income                                                           5,020,924
================================================================================================


EXPENSES:

Advisory fees                                                                          3,408,484
------------------------------------------------------------------------------------------------
Administrative services fees                                                             139,710
------------------------------------------------------------------------------------------------
Custodian fees                                                                            23,216
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                757,642
------------------------------------------------------------------------------------------------
  Class B                                                                                115,642
------------------------------------------------------------------------------------------------
  Class C                                                                                 72,140
------------------------------------------------------------------------------------------------
  Class R                                                                                 69,668
------------------------------------------------------------------------------------------------
  Investor Class                                                                         167,939
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R, Y and Investor                                      1,299,040
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      27,508
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 27,666
------------------------------------------------------------------------------------------------
Other                                                                                    230,253
================================================================================================
     Total expenses                                                                    6,338,908
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (18,061)
================================================================================================
     Net expenses                                                                      6,320,847
================================================================================================
Net investment income (loss)                                                          (1,299,923)
------------------------------------------------------------------------------------------------
Net realized gain (loss) from investment securities (includes net gains (losses)
  from securities sold to affiliates of $(292,345))                                  (13,415,633)
------------------------------------------------------------------------------------------------
Change in net unrealized appreciation of investment securities                       132,569,777
------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                                     119,154,144
================================================================================================
Net increase in net assets resulting from operations                                $117,854,221
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,        DECEMBER 31,
                                                                               2009              2008
----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                            $   (1,299,923)   $   (7,294,160)
----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (13,415,633)      (66,579,899)
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       132,569,777      (567,437,033)
==========================================================================================================
     Net increase (decrease) in net assets resulting from operations         117,854,221      (641,311,092)
==========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                             --       (31,255,519)
----------------------------------------------------------------------------------------------------------
  Class B                                                                             --        (1,454,953)
----------------------------------------------------------------------------------------------------------
  Class C                                                                             --          (836,950)
----------------------------------------------------------------------------------------------------------
  Class R                                                                             --        (1,341,078)
----------------------------------------------------------------------------------------------------------
  Class Y                                                                             --           (97,468)
----------------------------------------------------------------------------------------------------------
  Investor Class                                                                      --        (7,234,846)
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                                 --        (6,306,767)
==========================================================================================================
     Total distributions from net realized gains                                      --       (48,527,581)
==========================================================================================================
Share transactions-net:
  Class A                                                                    (46,754,158)       16,299,668
----------------------------------------------------------------------------------------------------------
  Class B                                                                     (3,155,322)      (14,095,130)
----------------------------------------------------------------------------------------------------------
  Class C                                                                       (406,844)       (2,606,763)
----------------------------------------------------------------------------------------------------------
  Class R                                                                      2,453,434         7,814,278
----------------------------------------------------------------------------------------------------------
  Class Y                                                                      2,564,978         2,708,938
----------------------------------------------------------------------------------------------------------
  Investor Class                                                             (14,812,566)      (14,887,944)
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                         11,614,575       (19,284,222)
==========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (48,495,903)      (24,051,175)
==========================================================================================================
     Net increase (decrease) in net assets                                    69,358,318      (713,889,848)
==========================================================================================================


NET ASSETS:

  Beginning of period                                                        983,498,163     1,697,388,011
==========================================================================================================
  End of period (includes undistributed net investment income (loss) of
     $(1,524,039) and $(224,116), respectively)                           $1,052,856,481    $  983,498,163
__________________________________________________________________________________________________________
==========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is to provide long-term growth of capital.

  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  Effective as of the close of business on March 18, 2002, the Fund's shares were offered on a limited basis to certain investors.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.


12        AIM SMALL CAP GROWTH FUND

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is

13        AIM SMALL CAP GROWTH FUND
      included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                           0.725%
-------------------------------------------------------------------
Next $500 million                                            0.70%
-------------------------------------------------------------------
Next $500 million                                            0.675%
-------------------------------------------------------------------
Over $1.5 billion                                            0.65%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75% of average daily net assets, respectively, through at least June 30, 2010. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $11,495.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $586.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2009, IADI advised the Fund that IADI retained $5,888 in front-end sales commissions from the sale of Class A shares and $0, $6,294, $2 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.


14        AIM SMALL CAP GROWTH FUND

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                      LEVEL 1        LEVEL 2     LEVEL 3          TOTAL
---------------------------------------------------------------------------------------------------------------------------
Equity Securities                                                 $1,054,098,563       $--         $--       $1,054,098,563
___________________________________________________________________________________________________________________________
===========================================================================================================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2009, the Fund engaged in securities purchases of $76,008 and securities sales of $1,137,749, which resulted in net realized gains (losses) of $(292,345).

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $5,980.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $2,637 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


15        AIM SMALL CAP GROWTH FUND

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2010                                                                  $70,424,303
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                   18,792,085
===============================================================================================
Total capital loss carryforward                                                    $89,216,388
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $115,661,121 and $150,508,078, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $ 157,785,238
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (220,331,980)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $ (62,546,742)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,116,645,305.




16        AIM SMALL CAP GROWTH FUND

NOTE 10--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                  JUNE 30, 2009(a)                 DECEMBER 31, 2008
                                                            ----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    5,852,992     $ 100,007,988      10,303,280     $ 248,521,396
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       36,494           528,250          77,088         1,625,340
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      103,435         1,549,369         179,353         3,735,000
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                      467,818         7,621,991         781,622        17,983,819
--------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                 1,229,691        22,988,387         128,206         2,745,444
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               635,829        11,222,354       1,255,568        30,786,087
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        2,387,986        40,999,259       2,104,863        47,981,026
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --                --       1,934,746        30,726,884
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                           --                --         100,145         1,393,859
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                           --                --          57,990           806,635
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                           --                --          85,973         1,341,078
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                           --                --           6,102            97,266
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                    --                --         434,836         7,122,502
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --                --         379,923         6,302,927
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       65,793         1,095,504         224,506         5,552,942
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (75,505)       (1,095,504)       (254,098)       (5,552,942)
==========================================================================================================================
Reacquired:
  Class A(b)                                                (8,622,442)     (147,857,650)    (11,424,979)     (268,501,554)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (185,349)       (2,588,068)       (540,738)      (11,561,387)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (135,614)       (1,956,213)       (341,486)       (7,148,398)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (322,889)       (5,168,557)       (499,616)      (11,510,619)
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                   (1,123,448)      (20,423,409)         (7,433)         (133,772)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                         (1,567,782)      (26,034,920)     (2,230,804)      (52,796,533)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (1,595,912)      (29,384,684)     (2,925,555)      (73,568,175)
==========================================================================================================================
     Net increase (decrease) in share activity              (2,848,903)    $ (48,495,903)       (170,508)    $ (24,051,175)
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 8% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

     CLASS                                                                       SHARES          AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                     116,752      $ 2,553,360
     ----------------------------------------------------------------------------------------------------
     Class A                                                                    (108,371)      (2,370,071)
     ----------------------------------------------------------------------------------------------------
     Investor Class                                                               (8,164)        (183,289)
     ____________________________________________________________________________________________________
     ====================================================================================================





17        AIM SMALL CAP GROWTH FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES              DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM     FROM NET     NET ASSET               NET ASSETS,
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT     REALIZED    VALUE, END    TOTAL     END OF PERIOD
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS      GAINS       OF PERIOD  RETURN(a)  (000S OMITTED)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $16.83     $(0.03)(c)   $  2.13       $  2.10       $   --       $18.93       12.48%    $  658,011
Year ended 12/31/08           29.00      (0.13)(c)    (11.16)       (11.29)       (0.88)       16.83      (38.77)       630,729
Year ended 12/31/07           29.23      (0.25)(c)      3.54          3.29        (3.52)       29.00       11.38      1,056,349
Year ended 12/31/06           27.51      (0.25)(c)      4.21          3.96        (2.24)       29.23       14.30      1,071,753
Year ended 12/31/05           27.46      (0.31)         2.61          2.30        (2.25)       27.51        8.32      1,099,696
Year ended 12/31/04           25.71      (0.32)         2.07          1.75           --        27.46        6.81      1,491,940
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09     14.70      (0.08)(c)      1.84          1.76           --        16.46       11.97         24,702
Year ended 12/31/08           25.71      (0.28)(c)     (9.85)       (10.13)       (0.88)       14.70      (39.22)        25,347
Year ended 12/31/07           26.47      (0.44)(c)      3.20          2.76        (3.52)       25.71       10.55         60,227
Year ended 12/31/06           25.29      (0.43)(c)      3.85          3.42        (2.24)       26.47       13.42        101,394
Year ended 12/31/05           25.61      (0.47)         2.40          1.93        (2.25)       25.29        7.47        117,307
Year ended 12/31/04           24.15      (0.52)         1.98          1.46           --        25.61        6.05        149,400
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09     14.69      (0.08)(c)      1.83          1.75           --        16.44       11.91         16,139
Year ended 12/31/08           25.69      (0.28)(c)     (9.84)       (10.12)       (0.88)       14.69      (39.21)        14,889
Year ended 12/31/07           26.46      (0.44)(c)      3.19          2.75        (3.52)       25.69       10.52         28,722
Year ended 12/31/06           25.27      (0.43)(c)      3.86          3.43        (2.24)       26.46       13.47         30,521
Year ended 12/31/05           25.60      (0.47)         2.39          1.92        (2.25)       25.27        7.44         31,141
Year ended 12/31/04           24.14      (0.52)         1.98          1.46           --        25.60        6.05         40,904
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09     16.47      (0.05)(c)      2.08          2.03           --        18.50       12.32         33,246
Year ended 12/31/08           28.48      (0.19)(c)    (10.94)       (11.13)       (0.88)       16.47      (38.91)        27,218
Year ended 12/31/07           28.84      (0.33)(c)      3.49          3.16        (3.52)       28.48       11.07         36,591
Year ended 12/31/06           27.23      (0.32)(c)      4.17          3.85        (2.24)       28.84       14.04         23,988
Year ended 12/31/05           27.28      (0.30)         2.50          2.20        (2.25)       27.23        8.01         21,276
Year ended 12/31/04           25.61      (0.27)         1.94          1.67           --        27.28        6.52         19,506
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09     16.84      (0.01)(c)      2.13          2.12           --        18.96       12.59          4,419
Year ended 12/31/08(e)        21.87      (0.02)(c)     (4.13)        (4.15)       (0.88)       16.84      (18.76)         2,136
---------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 06/30/09     17.30      (0.03)(c)      2.18          2.15           --        19.45       12.43        150,084
Year ended 12/31/08           29.76      (0.14)(c)    (11.44)       (11.58)       (0.88)       17.30      (38.75)       149,594
Year ended 12/31/07           29.91      (0.26)(c)      3.63          3.37        (3.52)       29.76       11.39        273,506
Year ended 12/31/06(e)        31.20      (0.19)(c)      1.14          0.95        (2.24)       29.91        2.96        281,479
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09     17.52       0.02(c)       2.22          2.24           --        19.76       12.79        166,255
Year ended 12/31/08           30.01      (0.03)(c)    (11.58)       (11.61)       (0.88)       17.52      (38.53)       133,585
Year ended 12/31/07           30.01      (0.12)(c)      3.64          3.52        (3.52)       30.01       11.85        241,992
Year ended 12/31/06           28.08      (0.13)(c)      4.30          4.17        (2.24)       30.01       14.76        179,414
Year ended 12/31/05           27.83      (0.11)         2.61          2.50        (2.25)       28.08        8.93        107,023
Year ended 12/31/04           25.91      (0.16)         2.08          1.92           --        27.83        7.41        112,547
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT    INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                            AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                               ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
----------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09        1.37%(d)          1.37%(d)       (0.32)%(d)      12%
Year ended 12/31/08              1.28              1.28           (0.56)          29
Year ended 12/31/07              1.23              1.23           (0.78)          29
Year ended 12/31/06              1.25              1.25           (0.84)          49
Year ended 12/31/05              1.45              1.50           (0.95)          41
Year ended 12/31/04              1.40              1.51           (1.12)          69
----------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09        2.12(d)           2.12(d)        (1.07)(d)       12
Year ended 12/31/08              2.03              2.03           (1.31)          29
Year ended 12/31/07              1.98              1.98           (1.53)          29
Year ended 12/31/06              2.00              2.00           (1.59)          49
Year ended 12/31/05              2.20              2.20           (1.70)          41
Year ended 12/31/04              2.15              2.16           (1.87)          69
----------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09        2.12(d)           2.12(d)        (1.07)(d)       12
Year ended 12/31/08              2.03              2.03           (1.31)          29
Year ended 12/31/07              1.98              1.98           (1.53)          29
Year ended 12/31/06              2.00              2.00           (1.59)          49
Year ended 12/31/05              2.20              2.20           (1.70)          41
Year ended 12/31/04              2.15              2.16           (1.87)          69
----------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09        1.62(d)           1.62(d)        (0.57)(d)       12
Year ended 12/31/08              1.53              1.53           (0.81)          29
Year ended 12/31/07              1.48              1.48           (1.03)          29
Year ended 12/31/06              1.50              1.50           (1.09)          49
Year ended 12/31/05              1.70              1.70           (1.20)          41
Year ended 12/31/04              1.65              1.66           (1.37)          69
----------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09        1.12(d)           1.12(d)        (0.07)(d)       12
Year ended 12/31/08(e)           1.10(f)           1.11(f)        (0.38)(f)       29
----------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 06/30/09        1.37(d)           1.37(d)        (0.32)(d)       12
Year ended 12/31/08              1.28              1.28           (0.56)          29
Year ended 12/31/07              1.23              1.23           (0.78)          29
Year ended 12/31/06(e)           1.26(f)           1.26(f)        (0.85)(f)       49
----------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09        0.84(d)           0.84(d)         0.21(d)        12
Year ended 12/31/08              0.86              0.86           (0.14)          29
Year ended 12/31/07              0.81              0.81           (0.36)          29
Year ended 12/31/06              0.84              0.84           (0.43)          49
Year ended 12/31/05              0.84              0.84           (0.35)          41
Year ended 12/31/04              0.85              0.86           (0.57)          69
________________________________________________________________________________________
========================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $611,136, $23,320, $14,548, $28,098, $2,936, $135,465 and $148,563 for
     Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e) Commencement date of October 3, 2008 and April 7, 2006 for Class Y and Investor Class shares, respectively.
(f)  Annualized.



18        AIM SMALL CAP GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,124.80       $ 7.22      $1,018.00       $ 6.85       1.37%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,119.70        11.14       1,014.28        10.59       2.12
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,119.10        11.14       1,014.28        10.59       2.12
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,123.20         8.53       1,016.76         8.10       1.62
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,125.90         5.90       1,019.24         5.61       1.12
---------------------------------------------------------------------------------------------------
    Investor         1,000.00       1,124.30         7.22       1,018.00         6.85       1.37
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


19        AIM SMALL CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     formance, investment objective(s),           of the information provided to them,
Growth Series is required under the          policies, strategies and limitations of      including information provided at their
Investment Company Act of 1940 to approve    these funds.                                 meetings throughout the year as part of
annually the renewal of the AIM Small Cap                                                 their ongoing oversight of the Fund, and
Growth Fund (the Fund) investment advisory      In addition to their meetings             did not identify any particular factor
agreement with Invesco Advisors, Inc.        throughout the year, the Sub-Committees      that was controlling. Each Trustee may
(Invesco Aim) and the Master Intergroup      meet at designated contract renewal          have evaluated the information provided
Sub-Advisory Contract for Mutual Funds       meetings each year to conduct an in-depth    differently from another Trustee and
(the sub-advisory contracts) with Invesco    review of the performance, fees, expenses    attributed different weight to the various
Asset Management Deutschland GmbH, Invesco   and other matters related to their           factors. The Trustees recognized that the
Asset Management Limited, Invesco Asset      assigned funds. During the contract          advisory arrangements and resulting
Management (Japan) Limited, Invesco          renewal process, the Trustees receive        advisory fees for the Fund and the other
Australia Limited, Invesco Global Asset      comparative performance and fee data         AIM Funds are the result of years of
Management (N.A.), Inc., Invesco Hong Kong   regarding the AIM Funds prepared by an       review and negotiation between the
Limited, Invesco Institutional (N.A.),       independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Inc., Invesco Senior Secured Management,     (Lipper), under the direction and            Trustees may focus to a greater extent on
Inc. and Invesco Trimark Ltd.                supervision of the Senior Officer who also   certain aspects of these arrangements in
(collectively, the Affiliated                prepares a separate analysis of this         some years than in others, and that the
Sub-Advisers). During contract renewal       information for the Trustees. Each           Trustees' deliberations and conclusions in
meetings held on June 16-17, 2009, the       Sub-Committee then makes recommendations     a particular year may be based in part on
Board as a whole, and the disinterested or   to the Investments Committee regarding the   their deliberations and conclusions
"independent" Trustees voting separately,    fees and expenses of their assigned funds.   regarding these same arrangements
approved the continuance of the Fund's       The Investments Committee considers each     throughout the year and in prior years.
investment advisory agreement and the        Sub-Committee's recommendations and makes
sub-advisory contracts for another year,     its own recommendations regarding the fees      The discussion below serves as a
effective July 1, 2009. In doing so, the     and expenses of the AIM Funds to the full    summary of the Senior Officer's
Board determined that the Fund's             Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts are in the best       recommendations in making its annual         agreement as well as a discussion of the
interests of the Fund and its shareholders   recommendation to the Board whether to       material factors and related conclusions
and that the compensation to Invesco Aim     approve the continuance of each AIM Fund's   that formed the basis for the Board's
and the Affiliated Sub-Advisers under the    investment advisory agreement and            approval of the Fund's investment advisory
Fund's investment advisory agreement and     sub-advisory contracts for another year.     agreement and sub-advisory contracts.
sub-advisory contracts is fair and                                                        Unless otherwise stated, information set
reasonable.                                     The independent Trustees met separately   forth below is as of June 17, 2009, and
                                             during their evaluation of the Fund's        does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          investment advisory agreement and            occurred since that date, including but
                                             sub-advisory contracts with independent      not limited to changes to the Fund's
The Board's Investments Committee has        legal counsel. The independent Trustees      performance, advisory fees, expense
established three Sub-Committees that are    were also assisted in their annual           limitations and/or fee waivers.
responsible for overseeing the management    evaluation of the Fund's investment
of a number of the series portfolios of      advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
the AIM Funds. This Sub-Committee            One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
structure permits the Trustees to focus on   is to manage the process by which the AIM
the performance of the AIM Funds that have   Funds' proposed management fees are             A. Nature, Extent and Quality of
been assigned to them. The Sub-Committees    negotiated during the annual contract              Services Provided by Invesco Aim
meet throughout the year to review the       renewal process to ensure that they are
performance of their assigned funds, and     negotiated in a manner that is at arms'      The Board reviewed the advisory services
the Sub-Committees review monthly and        length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
quarterly comparative performance            Senior Officer must either supervise a       the Fund's investment advisory agreement,
information and periodic asset flow data     competitive bidding process or prepare an    the performance of Invesco Aim in
for their assigned funds. These materials    independent written evaluation. The Senior   providing these services, and the
are prepared under the direction and         Officer recommended that an independent      credentials and experience of the officers
supervision of the independent Senior        written evaluation be provided and, at the   and employees of Invesco Aim who provide
Officer, an officer of the AIM Funds who     direction of the Board, prepared an          these services. The Board's review of the
reports directly to the independent          independent written evaluation.              qualifications of Invesco Aim to provide
Trustees. Over the course of each year,                                                   these services included the Board's
the Sub-Committees meet with portfolio          During the annual contract renewal        consideration of Invesco Aim's portfolio
managers for their assigned funds and        process, the Board considered the factors    and product review process, various back
other members of management and review       discussed below in evaluating the fairness   office support functions provided by
with these individuals the per-              and reasonableness of the Fund's             Invesco Aim and its affiliates, and
                                             investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory contracts. The Board            trading operations. The Board concluded
                                             considered all                               that the nature, extent


20 AIM SMALL CAP GROWTH FUND                                           continued

and quality of the advisory services         Fund and its shareholders by permitting      group that was publicly available as of
provided to the Fund by Invesco Aim are      Invesco Aim to utilize the additional        the end of the past calendar year. The
appropriate and that Invesco Aim currently   resources and talent of the Affiliated       Board noted that some comparative data was
is providing satisfactory advisory           Sub-Advisers in managing the Fund.           at least one year old and that other data
services in accordance with the terms of                                                  did not reflect the market downturn that
the Fund's investment advisory agreement.       C. Fund Performance                       occurred in the fourth quarter of 2008.
In addition, based on their ongoing
meetings throughout the year with the        The Board considered fund performance as a      The Board also compared the Fund's
Fund's portfolio manager or managers, the    relevant factor in considering whether to    effective fee rate (the advisory fee after
Board concluded that these individuals are   approve the investment advisory agreement.   any advisory fee waivers and before any
competent and able to continue to carry      The Board did not view fund performance as   expense limitations/waivers) to the
out their responsibilities under the         a relevant factor in considering whether     advisory fee rates of other domestic
Fund's investment advisory agreement.        to approve the sub-advisory contracts for    clients of Invesco Aim and its affiliates
                                             the Fund, as no Affiliated Sub-Adviser       with investment strategies comparable to
   In determining whether to continue the    currently manages assets of the Fund.        those of the Fund, including five mutual
Fund's investment advisory agreement, the                                                 funds sub-advised by an Invesco Aim
Board considered the prior relationship         The Board compared the Fund's             affiliate. The Board noted that the Fund's
between Invesco Aim and the Fund, as well    performance during the past one, three and   rate was above the sub-adviser effective
as the Board's knowledge of Invesco Aim's    five calendar years to the performance of    fee rates for the domestic mutual funds
operations, and concluded that it is         all funds in the Lipper performance          sub-advised by an Invesco Aim
beneficial to maintain the current           universe that are not managed by Invesco     affiliate.
relationship, in part, because of such       Aim or an Affiliated Sub-Adviser and
knowledge. The Board also considered the     against the Lipper Small-Cap Growth Funds       The Board noted that Invesco Aim has
steps that Invesco Aim and its affiliates    Index. The Board noted that the Fund's       agreed to reduce the per account transfer
continue to take to improve the quality      performance was in the first quintile for    agent fee for all the retail funds,
and efficiency of the services they          the one and three year periods and in the    including the Fund, effective July 1,
provide to the AIM Funds in the areas of     second quintile for the five year period     2009. The Board also noted that Invesco
investment performance, product line         (the first quintile being the best           Aim has contractually agreed to waive fees
diversification, distribution, fund          performing funds and the fifth quintile      and/or limit expenses of the Fund through
operations, shareholder services and         being the worst performing funds). The       at least June 30, 2010 in an amount
compliance. The Board concluded that the     Board noted that the Fund's performance      necessary to limit total annual operating
quality and efficiency of the services       was above the performance of the Index for   expenses to a specified percentage of
Invesco Aim and its affiliates provide to    the one, three and five year periods.        average daily net assets for each class of
the AIM Funds in each of these areas         Although the independent written             the Fund. The Board noted that at the
support the Board's approval of the          evaluation of the Fund's Senior Officer      current expense ratio for the Fund, this
continuance of the Fund's investment         only considered Fund performance through     expense waiver does not have any
advisory agreement.                          the most recent calendar year, the Board     impact.
                                             also reviewed more recent Fund performance
   B. Nature, Extent and Quality of          and this review did not change their            The Board also considered the services
      Services Provided by Affiliated        conclusions. The Board noted that, in        provided by the Affiliated Sub-Advisers
      Sub-Advisers                           response to the Board's focus on fund        pursuant to the sub-advisory contracts and
                                             performance, Invesco Aim has taken a         the services provided by Invesco Aim
The Board reviewed the services provided     number of actions intended to improve the    pursuant to the Fund's advisory agreement,
by the Affiliated Sub-Advisers under the     investment process for the funds.            as well as the allocation of fees between
sub-advisory contracts and the credentials                                                Invesco Aim and the Affiliated
and experience of the officers and              D. Advisory and Sub-Advisory Fees and     Sub-Advisers pursuant to the sub-advisory
employees of the Affiliated Sub-Advisers           Fee Waivers                            contracts. The Board noted that the
who provide these services. The Board                                                     sub-advisory fees have no direct effect on
concluded that the nature, extent and        The Board compared the Fund's contractual    the Fund or its shareholders, as they are
quality of the services provided by the      advisory fee rate to the contractual         paid by Invesco Aim to the Affiliated
Affiliated Sub-Advisers are appropriate.     advisory fee rates of funds in the Fund's    Sub-Advisers, and that Invesco Aim and the
The Board noted that the Affiliated          Lipper expense group that are not managed    Affiliated Sub-Advisers are affiliates.
Sub-Advisers, which have offices and         by Invesco Aim or an Affiliated
personnel that are geographically            Sub-Adviser, at a common asset level. The       After taking account of the Fund's
dispersed in financial centers around the    Board noted that the Fund's contractual      contractual advisory fee rate, the
world, can provide research and other        advisory fee rate was below the median       contractual sub-advisory fee rate, the
information and make recommendations on      contractual advisory fee rate of funds in    comparative advisory fee information and
the markets and economies of various         its expense group. The Board also reviewed   other relevant factors, the Board
countries and securities of companies        the methodology used by Lipper in            concluded that the Fund's advisory and
located in such countries or on various      determining contractual fee rates, which     sub-advisory fees are fair and reasonable.
types of investments and investment          includes using audited financial data from
techniques. The Board concluded that the     the most recent annual report of each fund      E. Economies of Scale and Breakpoints
sub-advisory contracts benefit the           in the expense
                                                                                          The Board considered the extent to which
                                                                                          there are economies of scale in the
                                                                                          provision of advisory services to the
                                                                                          Fund. The Board also considered whether
                                                                                          the Fund benefits from such economies


21 AIM SMALL CAP GROWTH FUND                                           continued

of scale through contractual breakpoints     each Affiliated Sub-Adviser has the          Aim receives from the affiliated money
in the Fund's advisory fee schedule. The     financial resources necessary to fulfill     market funds with respect to the Fund's
Board noted that the Fund's contractual      these obligations.                           investment in the affiliated money market
advisory fee schedule includes three                                                      funds of uninvested cash, but not cash
breakpoints and that the level of the           G. Collateral Benefits to Invesco Aim     collateral. The Board concluded that the
Fund's advisory fees, as a percentage of           and its Affiliates                     Fund's investment of uninvested cash and
the Fund's net assets, has decreased as                                                   cash collateral from any securities
net assets increased because of the          The Board considered various other           lending arrangements in the affiliated
breakpoints. The Board concluded that the    benefits received by Invesco Aim and its     money market funds is in the best
Fund's advisory fees appropriately reflect   affiliates resulting from Invesco Aim's      interests of the Fund and its
economies of scale at current asset          relationship with the Fund, including the    shareholders.
levels. The Board also noted that the Fund   fees received by Invesco Aim and its
shares directly in economies of scale        affiliates for their provision of
through lower fees charged by third party    administrative, transfer agency and
service providers based on the combined      distribution services to the Fund. The
size of all of the AIM Funds and             Board considered the performance of
affiliates.                                  Invesco Aim and its affiliates in
                                             providing these services and the
   F. Profitability and Financial            organizational structure employed by
      Resources                              Invesco Aim and its affiliates to provide
                                             these services. The Board also considered
The Board reviewed information from          that these services are provided to the
Invesco Aim concerning the costs of the      Fund pursuant to written contracts that
advisory and other services that Invesco     are reviewed and approved on an annual
Aim and its affiliates provide to the Fund   basis by the Board. The Board concluded
and the profitability of Invesco Aim and     that Invesco Aim and its affiliates are
its affiliates in providing these            providing these services in a satisfactory
services. The Board also reviewed            manner and in accordance with the terms of
information concerning the financial         their contracts, and are qualified to
condition of Invesco Aim and its             continue to provide these services to the
affiliates. The Board reviewed with          Fund.
Invesco Aim the methodology used to
prepare the profitability information. The      The Board considered the benefits
Board considered the overall profitability   realized by Invesco Aim and the Affiliated
of Invesco Ltd., the ultimate parent of      Sub-Advisers as a result of portfolio
Invesco Aim and the Affiliated               brokerage transactions executed through
Sub-Advisers, and of Invesco Aim, as well    "soft dollar" arrangements. The Board
as the profitability of Invesco Aim in       noted that soft dollar arrangements shift
connection with managing the Fund. The       the payment obligation for research and
Board noted that Invesco Aim continues to    execution services from Invesco Aim and
operate at a net profit, although the        the Affiliated Sub-Advisers to the funds
reduction of assets under management as a    and therefore may reduce Invesco Aim's and
result of market movements and the           the Affiliated Sub-Advisers' expenses. The
increase in voluntary fee waivers for        Board concluded that Invesco Aim's and the
affiliated money market funds have reduced   Affiliated Sub-Advisers' soft dollar
the profitability of Invesco Aim and its     arrangements are appropriate. The Board
affiliates. The Board concluded that the     also concluded that, based on their review
Fund's fees are fair and reasonable, and     and representations made by the Chief
that the level of profits realized by        Compliance Officer of Invesco Aim, these
Invesco Aim and its affiliates from          arrangements are consistent with
providing services to the Fund is not        regulatory requirements.
excessive in light of the nature, quality
and extent of the services provided. The        The Board considered the fact that the
Board considered whether Invesco Aim is      Fund's uninvested cash and cash collateral
financially sound and has the resources      from any securities lending arrangements
necessary to perform its obligations under   may be invested in money market funds
the Fund's investment advisory agreement,    advised by Invesco Aim pursuant to
and concluded that Invesco Aim has the       procedures approved by the Board. The
financial resources necessary to fulfill     Board noted that Invesco Aim will receive
these obligations. The Board also            advisory fees from these affiliated money
considered whether each Affiliated           market funds attributable to such
Sub-Adviser is financially sound and has     investments, although Invesco Aim has
the resources necessary to perform its       contractually agreed to waive through at
obligations under the sub-advisory           least June 30, 2010, the advisory fees
contracts, and concluded that                payable by the Fund in an amount equal to
                                             100% of the net advisory fee Invesco


22 AIM SMALL CAP GROWTH FUND

Supplement to Semiannual Report dated 6/30/09

AIM SMALL CAP GROWTH FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 6/30/09                    not indicative of future results. More
The following information has been                                                        recent returns may be more or less than
prepared to provide Institutional Class      Inception (3/15/02)                  1.27%   those shown. All returns assume
shareholders with a performance overview      5 Years                             0.07    reinvestment of distributions at NAV.
specific to their holdings. Institutional     1 Year                            -22.36    Investment return and principal value will
Class shares are offered exclusively to       6 Months*                          12.79    fluctuate so your shares, when redeemed,
institutional investors, including defined                                                may be worth more or less than their
contribution plans that meet certain         *  Cumulative total return that has not      original cost. See full report for
criteria.                                       been annualized                           information on comparative benchmarks.
                                             ==========================================   Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             Institutional Class shares have no sales     month-end performance, please call 800 451
                                             charge; therefore, performance is at net     4246 or visit invescoaim.com.
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.86%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                    [INVESCO AIM LOGO]
                                                                                                        -- SERVICE MARK --
invescoaim.com   SCG-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------------
                                                                          HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE
                                                 ACTUAL                     EXPENSES)
                                       ------------------------------------------------------
                          BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                        ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
         CLASS            (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------------
     Institutional        $1,000.00      $1,127.90       $4.43       $1,020.63       $4.21        0.84%
---------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM SMALL CAP GROWTH FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after October 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim;
they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors.
Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
                                                                                                             [INVESCO AIM LOGO]
   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           -- SERVICE MARK --
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   SCG-SAR-1   Invesco Aim Distributors, Inc.

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 15, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 15, 2009, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1)   Not applicable.

12(a) (2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
            Company Act of 1940.

12(a) (3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment
            Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 4, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 4, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: September 4, 2009

                                  EXHIBIT INDEX

12(a) (1)   Not applicable.

12(a) (2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
            Company Act of 1940.

12(a) (3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment
            Company Act of 1940.